As filed with the U.S. Securities and Exchange Commission on February 25, 2022.
Investment Company Act of 1940 File No.: 811‑23161
Securities Act of 1933 File No.: 333‑212032

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre‑Effective Amendment No.	☐

Post-Effective Amendment No. 78	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 81	☒
(Check appropriate box or boxes)

Nushares ETF Trust
(Exact Name of Registrant as Specified in Charter)
333 West Wacker Drive
Chicago, IL 60606
(Address of Principal Executive Offices, Zip Code)
(312) 917‑7700
(Registrant’s Telephone Number, including Area Code)
Diana R. Gonzalez
Vice President and Secretary
333 West Wacker Drive
Chicago, IL 60606
(Name and Address of Agent for Service)
Copy to:
Eric F. Fees
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
and
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004
It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☐	On (date) pursuant to paragraph (a)(1)

☒	On February 28, 2022 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Exchange-Traded Funds	28 February 2022

	Listing Exchange	Ticker Symbol
Fund Name

Nuveen ESG Dividend ETF	Cboe BZX Exchange, Inc.	NUDV

Nuveen ESG Large-Cap ETF	Cboe BZX Exchange, Inc.	NULC
Nuveen ESG Large-Cap Growth ETF	Cboe BZX Exchange, Inc.	NULG
Nuveen ESG Large-Cap Value ETF	Cboe BZX Exchange, Inc.	NULV
Nuveen ESG Mid-Cap Growth ETF	Cboe BZX Exchange, Inc.	NUMG
Nuveen ESG Mid-Cap Value ETF	Cboe BZX Exchange, Inc.	NUMV
Nuveen ESG Small-Cap ETF	Cboe BZX Exchange, Inc.	NUSC

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As permitted by regulations adopted by the SEC, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares.
You may elect to receive all future reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

Prospectus

Section 1 Fund Summaries 2
Nuveen ESG Dividend ETF 2
Nuveen ESG Large-Cap ETF 6
Nuveen ESG Large-Cap Growth ETF 11
Nuveen ESG Large-Cap Value ETF 16
Nuveen ESG Mid-Cap Growth ETF 21
Nuveen ESG Mid-Cap Value ETF 26
Nuveen ESG Small-Cap ETF 31
Section 2 Additional Detail About the Funds’
Strategies, Holdings and Risks 36
Investment Objectives and Principal Investment Strategies 36
Portfolio Holdings 37
Disclosure of Portfolio Holdings 39
Risks 39
Section 3 Fund Management 46
Who Manages the Funds 46
Management Fees 47
Section 4 Investing in the Funds 48
Purchase and Sale of Fund Shares 48
Purchase and Redemption of Creation Units 49
Distributor 49
Distribution and Service Payments 50
Frequent Trading 51
Section 5 General Information 52
Dividends and Distributions 52
Taxes 52
Net Asset Value 56
Premium/Discount Information 56
Fund Service Providers 56
Index Provider 57
Listing Exchange 58
Section 6 Financial Highlights 59

NOT FDIC OR GOVERNMENT INSURED MAY LOSE VALUE NO BANK GUARANTEE

Section 1 Fund Summaries
Nuveen ESG Dividend ETF
Investment Objective
Nuveen ESG Dividend ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the TIAA ESG USA High Dividend Yield Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.25%
* Other Expenses are estimated for the current fiscal year.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$80
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period September 27, 2021 (the Fund's commencement of operations) through October 31, 2021, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the Index, which is comprised of high dividend paying equity securities issued by companies listed on U.S. exchanges that meet certain environmental, social, and governance (“ESG”) criteria. The Index selects securities that exhibit high dividend income and quality characteristics, including companies that have higher than average dividend yields that are both sustainable and persistent, from the MSCI USA Index (the “Base Index”). The Base Index generally consists of the large- and mid-capitalization segments of the U.S. market. MSCI Inc. (“MSCI” or the “Index Provider”) is the index provider for the Index and the Base Index. The Index and the Base Index are owned, calculated and controlled by MSCI, in its sole discretion. MSCI is not affiliated with the Fund, its investment adviser or sub-adviser. None of the Fund’s investment adviser, sub-adviser, or their affiliates has any discretion to select Index components or change the Index methodology.
The Index identifies high dividend paying equity securities from the Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc., an affiliate of the Index Provider. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Companies are scored and ranked against industry peers using a consistent set of key performance indicators to determine relative ESG strength. Environmental assessment categories can include how a company is addressing climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with

2	Section 1 Fund Summary

employees and suppliers, product safety and sourcing practices. Governance assessment categories can include governance practices and business ethics. The ESG criteria also consider how well a company adheres to national and international laws and regulations related to ESG matters. Index rules exclude companies with significant activities in the following controversial businesses: alcohol production, tobacco production, nuclear power, gambling, and weapons and firearm production. Companies otherwise eligible for inclusion in the Index that exceed certain carbon-based ownership and emissions thresholds are excluded from the Index.
Companies that are not excluded by the ESG criteria are then ranked within their respective sectors based on their ESG performance scores. The highest ranked companies in each sector are identified as eligible for inclusion in the Index until such point that the aggregate weight of companies in the sector reaches 50% of the market cap of such sector in the Base Index. For example, if the market capitalization of all consumer discretionary sector companies included in the Base Index totals $200 billion, then the Index would screen these consumer discretionary sector companies, rank them based on ESG performance scores, and add the highest scoring companies to the Index until such point that their combined total market capitalization reaches $100 billion. Those companies identified as eligible for inclusion in the Index are market capitalization weighted within their respective sectors. Once the universe of eligible Index components is established, the Index optimizes the market cap weightings of its individual components so that the sector weightings of the Index approximate the sector weightings of the Base Index, within certain constraints established by the Index. As of the date of this prospectus, a significant portion of the Index is comprised of companies in the financial services sector.
In seeking to track the investment results of the Index, the Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the securities represented in the Index in approximately the same proportions as the Index. The Index is normally rebalanced and reconstituted quarterly in February, May, August, and November. The Index may also remove a security at any time in response to a corporate event such as bankruptcy, delisting, merger or acquisition that causes the security to become ineligible for inclusion in the Index. The Fund makes changes to its portfolio shortly after any Index changes are made public. As of December 31, 2021, the Index was comprised of 113 securities.
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Concentration Risk—To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries or sector.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.
Dividend-Paying Security Risk—The Fund’s investment in dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, they will remain at their current levels or increase over time.

Section 1 Fund Summary	3

Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.
ESG Strategy Risk—Because the Fund’s ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended. Further, in selecting companies for inclusion in the Index, the Index Provider relies on information and ESG performance data from an affiliated research provider, which could be incomplete or erroneous, which in turn could cause the Index Provider to assess a company’s ESG characteristics incorrectly.
Financial Services Sector Risk—The Fund currently invests a significant portion of its assets in the financial services sector, although this may change over time. Financial services companies are particularly sensitive to the adverse effects of economic recession; changes in government regulation; the availability of capital; volatile interest rates; and the health of the commercial and residential real estate markets.
Index Provider Risk—There is no assurance that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, an index provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs. Unusual market conditions may cause an index provider to postpone a scheduled rebalance. Such a postponement in a time of market volatility could mean a constituent that would otherwise be removed at rebalance may remain, causing the performance and constituents of the index to vary from those expected under normal conditions. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.
Investment Style Risk—The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets or in response to changing market conditions. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. In addition, because the Index selects securities for inclusion based on ESG criteria, the Fund may forgo some market opportunities available to funds that do not use these criteria.
Large-Cap Company Risk—Because it invests primarily in securities of large-capitalization companies, the Fund may underperform funds that invest primarily in securities of smaller capitalization companies during periods when the securities of such companies are in favor.
Market Trading Risks—The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.

4	Section 1 Fund Summary

Mid-Cap Company Risk—Securities of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or broader market averages in general.
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Tracking Error Risk—Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of, for example, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, but the Index does not.
Fund Performance
The Fund is new and therefore does not have performance history for a full calendar year. When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.
Management
Investment Adviser
Nuveen Fund Advisors, LLC
Sub-Adviser
Teachers Advisors, LLC
Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
Philip James (Jim) Campagna, CFA	Managing Director	September 2021
Lei Liao, CFA	Managing Director	September 2021
Purchase and Sale of Fund Shares
The Fund is an ETF. Shares of the Fund are listed on a national securities exchange and can only be bought and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.nuveen.com/etf.
Tax Information
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s investment adviser or its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Section 1 Fund Summary	5

Nuveen ESG Large-Cap ETF
Investment Objective
Nuveen ESG Large-Cap ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.20%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$20
3 Years	$64
5 Years	$113
10 Years	$255
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the Index, which is comprised of equity securities issued by large capitalization companies listed on U.S. exchanges that meet certain environmental, social, and governance (“ESG”) criteria. The Index selects from the securities included in the MSCI USA Index (the “Base Index”), which generally consists of the large-and mid-capitalization segments of the U.S. market. Securities in the Base Index are weighted based on market capitalization. MSCI Inc. (“MSCI”) is the index provider for the Index and the Base Index. The Index and the Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the Fund’s investment adviser, sub-adviser, nor their affiliates has any discretion to select Index components or change the Index methodology.
The Index identifies equity securities from the Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Environmental assessment categories can include how a company is addressing climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance assessment categories can include governance practices and business ethics. The ESG criteria also consider how well a company adheres to national and international laws and regulations as well as commonly accepted global norms related to ESG matters. Index rules generally exclude companies with significant activities in certain controversial businesses, including those involving alcohol, tobacco, nuclear power, gambling, and firearms and other

6	Section 1 Fund Summaries

weapons, among others. Companies otherwise eligible for inclusion in the Index that exceed certain carbon-based ownership and emissions thresholds are excluded from the Index.
Companies that meet the ESG criteria are then ranked within their respective sectors based on their ESG performance score. The highest ranked companies in each sector are identified as eligible for inclusion in the Index until such point that the aggregate weight of companies in the sector reaches 50% of the market cap of such sector in the Base Index. For example, if the market capitalization of all consumer discretionary sector companies included in the Base Index totals $200 billion, then the Index would screen these consumer discretionary sector companies, rank them based on ESG performance scores, and add the highest scoring companies to the Index until such point that their combined total market capitalization reaches $100 billion. Those companies identified as eligible for inclusion in the Index are market capitalization weighted within their respective sectors. Once the universe of eligible Index components is established, the Index optimizes the market cap weightings of its individual components so that the sector weightings of the Index approximate the sector weightings of the Base Index, within certain constraints established by the Index. As of the date of this prospectus, a significant portion of the Index is comprised of companies in the information technology sector.
In seeking to track the investment results of the Index, the Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the securities represented in the Index in approximately the same proportions as the Index. The Index is normally rebalanced and reconstituted quarterly in February, May, August, and November. The Index may also remove a security at any time in response to a corporate event such as bankruptcy, delisting, merger or acquisition that causes the security to become ineligible for inclusion in the Index. The Fund makes changes to its portfolio shortly after any Index changes are made public. As of December 31, 2021, the Index was comprised of 277 securities.
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. In addition, under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in the securities of large-capitalization companies. Large-capitalization companies are defined as companies that fall in the range of companies included in the MSCI USA Large Cap Index as of the last business day of the month in which its most recent reconstitution was completed. As of December 31, 2021, the MSCI USA Large Cap Index had a float-adjusted market capitalization range from $3.2 billion to $2.94 trillion, with an average market capitalization of $124.56 billion. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors, with shares held by control groups, public companies and government agencies excluded.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Concentration Risk—To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries or sector.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a

Section 1 Fund Summaries	7

significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.
ESG Strategy Risk—Because the Fund’s ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended. Further, in selecting companies for inclusion in the Index, the Index Provider relies on information and ESG performance data from an affiliated research provider, which could be incomplete or erroneous, which in turn could cause the Index Provider to assess a company’s ESG characteristics incorrectly.
Index Provider Risk—There is no assurance that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, an index provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs. Unusual market conditions may cause an index provider to postpone a scheduled rebalance. Such a postponement in a time of market volatility could mean a constituent that would otherwise be removed at rebalance may remain, causing the performance and constituents of the index to vary from those expected under normal conditions. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.
Information Technology Sector Risk—The Fund currently invests a significant portion of its assets in the information technology sector, although this may change over time. The information technology sector can be significantly affected by changes in, among other things, the supply and demand for specific products and services, the pace of technological development and product obsolescence, market competition, government regulation, and patent and intellectual property rights.
Investment Style Risk—The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets or in response to changing market conditions. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. In addition, because the Index selects securities for inclusion based on ESG criteria, the Fund may forgo some market opportunities available to funds that do not use these criteria.
Large-Cap Company Risk—Because it invests primarily in securities of large-capitalization companies, the Fund may underperform funds that invest primarily in securities of smaller capitalization companies during periods when the securities of such companies are in favor.
Market Trading Risks—The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service

8	Section 1 Fund Summaries

providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Tracking Error Risk—Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of, for example, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, but the Index does not.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. Both the bar chart and the table assume that all distributions have been reinvested. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.
During the period reflected in the bar chart above, the Fund’s highest and lowest quarterly returns were 23.02% and -19.82%, respectively, for the quarters ended June 30, 2020 and March 31, 2020.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and the Index. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

		Average Annual Total Returns for the Periods Ended December 31, 2021
	Inception Date	1 Year	Since Inception
NULC (return before taxes)	06/03/19	25.80%	26.78%
NULC (return after taxes on distributions)		23.34%	25.05%
NULC (return after taxes on distributions and sale of Fund shares)		15.80%	20.60%
MSCI USA Index (reflects no deduction for taxes or sales loads)		26.97%	26.51%
TIAA ESG USA Large-Cap Index (reflects no deduction for fees, expenses or taxes)		26.11%	27.09%

Section 1 Fund Summaries	9

Management
Investment Adviser
Nuveen Fund Advisors, LLC
Sub-Adviser
Teachers Advisors, LLC
Portfolio Managers

Name	Title	Portfolio Manager of Fund Since

Philip James (Jim) Campagna, CFA	Managing Director	June 2019
Lei Liao, CFA	Managing Director	June 2019

Purchase and Sale of Fund Shares
The Fund is an ETF. Shares of the Fund are listed on a national securities exchange and can only be bought and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.nuveen.com/etf.
Tax Information
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s investment adviser or its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10	Section 1 Fund Summaries

Nuveen ESG Large-Cap Growth ETF
Investment Objective
Nuveen ESG Large-Cap Growth ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Growth Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%[1]
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%[1]

1 Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the Index, which is comprised of equity securities with growth characteristics issued by large capitalization companies listed on U.S. exchanges that meet certain environmental, social, and governance (“ESG”) criteria. The Index selects from the securities included in the MSCI USA Growth Index (the “Base Index”), which generally consists of large-and mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend. Securities in the Base Index are weighted based on market capitalization. MSCI Inc. (“MSCI”) is the index provider for the Index and the Base Index. The Index and the Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the Fund’s investment adviser, sub-adviser nor their affiliates has any discretion to select Index components or change the Index methodology.
The Index identifies equity securities from the Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Environmental assessment categories can include how a company is addressing climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance assessment categories can include governance practices and business ethics. The ESG criteria also

Section 1 Fund Summaries	11

consider how well a company adheres to national and international laws and regulations as well as commonly accepted global norms related to ESG matters. Index rules generally exclude companies with significant activities in certain controversial businesses, including those involving alcohol, tobacco, nuclear power, gambling, and firearms and other weapons, among others. Companies otherwise eligible for inclusion in the Index that exceed certain carbon-based ownership and emissions thresholds are excluded from the Index.
Companies that meet the ESG criteria are then ranked within their respective sectors based on their ESG performance score. The highest ranked companies in each sector are identified as eligible for inclusion in the Index until such point that the aggregate weight of companies in the sector reaches 50% of the market cap of such sector in the Base Index. For example, if the market capitalization of all consumer discretionary sector companies included in the Base Index totals $200 billion, then the Index would screen these consumer discretionary sector companies, rank them based on ESG performance scores, and add the highest scoring companies to the Index until such point that their combined total market capitalization reaches $100 billion. Those companies identified as eligible for inclusion in the Index are market capitalization weighted within their respective sectors. Once the universe of eligible Index components is established, the Index optimizes the market cap weightings of individual components to approximate the sector weightings of the Base Index, within certain constraints established by the Index. As of the date of this prospectus, a significant portion of the Index is comprised of companies in the information technology sector.
In seeking to track the investment results of the Index, the Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the securities represented in the Index in approximately the same proportions as the Index. The Index is normally rebalanced and reconstituted quarterly in February, May, August, and November. The Index may also remove a security at any time in response to a corporate event such as bankruptcy, delisting, merger or acquisition that causes the security to become ineligible for inclusion in the Index. The Fund makes changes to its portfolio shortly after any Index changes are made public. As of December 31, 2021, the Index was comprised of 98 securities.
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. In addition, under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in the securities of large-capitalization companies. Large-capitalization companies are defined as companies that fall in the range of companies included in the MSCI USA Large Cap Index as of the last business day of the month in which its most recent reconstitution was completed. As of December 31, 2021, the MSCI USA Large Cap Index had a float-adjusted market capitalization range from $1.42 billion to $2.94 trillion, with an average market capitalization of $78.78 billion. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors, with shares held by control groups, public companies and government agencies excluded.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Concentration Risk—To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries or sector.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

12	Section 1 Fund Summaries

Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.
ESG Strategy Risk—Because the Fund’s ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended. Further, in selecting companies for inclusion in the Index, the Index Provider relies on information and ESG performance data from an affiliated research provider, which could be incomplete or erroneous, which in turn could cause the Index Provider to assess a company’s ESG characteristics incorrectly.
Growth Stock Risk—Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
Index Provider Risk—There is no assurance that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, an index provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs. Unusual market conditions may cause an index provider to postpone a scheduled rebalance. Such a postponement in a time of market volatility could mean a constituent that would otherwise be removed at rebalance may remain, causing the performance and constituents of the index to vary from those expected under normal conditions. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.
Information Technology Sector Risk—The Fund currently invests a significant portion of its assets in the information technology sector, although this may change over time. The information technology sector can be significantly affected by changes in, among other things, the supply and demand for specific products and services, the pace of technological development and product obsolescence, market competition, government regulation, and patent and intellectual property rights.
Investment Style Risk—The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets or in response to changing market conditions. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. In addition, because the Index selects securities for inclusion based on ESG criteria, the Fund may forgo some market opportunities available to funds that do not use these criteria.
Large-Cap Company Risk—Because it invests primarily in securities of large-capitalization companies, the Fund may underperform funds that invest primarily in securities of smaller capitalization companies during periods when the securities of such companies are in favor.
Market Trading Risks—The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying

Section 1 Fund Summaries	13

portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Tracking Error Risk—Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of, for example, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, but the Index does not.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. Both the bar chart and the table assume that all distributions have been reinvested. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.

During the period reflected in the bar chart above, the Fund’s highest and lowest quarterly returns were 30.36% and -16.37%, respectively, for the quarters ended June 30, 2020 and December 31, 2018.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and the Index. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

		Average Annual Total Returns for the Periods Ended December 31, 2021
	Inception Date	1 Year	5 Year	Since Inception
NULG (return before taxes)	12/13/16	28.12%	25.73%	25.15%
NULG (return after taxes on distributions)		25.90%	24.59%	24.03%
NULG (return after taxes on distributions and sale of Fund shares)		16.98%	20.77%	20.29%
MSCI USA Growth Index (reflects no deduction for taxes or sales loads)		26.23%	25.69%	25.01%
TIAA ESG USA Large-Cap Growth Index (reflects no deduction for fees, expenses or taxes)		28.61%	26.22%	25.64%

14	Section 1 Fund Summaries

Management
Investment Adviser
Nuveen Fund Advisors, LLC
Sub-Adviser
Teachers Advisors, LLC
Portfolio Managers

Name	Title	Portfolio Manager of Fund Since

Philip James (Jim) Campagna, CFA	Managing Director	December 2016
Lei Liao, CFA	Managing Director	December 2016

Purchase and Sale of Fund Shares
The Fund is an ETF. Shares of the Fund are listed on a national securities exchange and can only be bought and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.nuveen.com/etf.
Tax Information
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s investment adviser or its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Section 1 Fund Summaries	15

Nuveen ESG Large-Cap Value ETF
Investment Objective
Nuveen ESG Large-Cap Value ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Value Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%[1]
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%[1]

1 Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the Index, which is comprised of equity securities with value characteristics issued by large capitalization companies listed on U.S. exchanges that meet certain environmental, social, and governance (“ESG”) criteria. The Index selects from the securities included in the MSCI USA Value Index (the “Base Index”), which generally consists of large-and mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, 12-month forward earnings to price, and dividend yield. Securities in the Base Index are weighted based on market capitalization. MSCI Inc. (“MSCI”), is the index provider for the Index and the Base Index. The Index and the Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the Fund’s investment adviser, sub-adviser nor their affiliates has any discretion to select Index components or change the Index methodology.
The Index identifies equity securities from the Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Environmental assessment categories can include how a company is addressing climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance assessment categories can include governance practices and business ethics. The ESG criteria also

16	Section 1 Fund Summaries

consider how well a company adheres to national and international laws and regulations as well as commonly accepted global norms related to ESG matters. Index rules generally exclude companies with significant activities in certain controversial businesses, including those involving alcohol, tobacco, nuclear power, gambling, and firearms and other weapons, among others. Companies otherwise eligible for inclusion in the Index that exceed certain carbon-based ownership and emissions thresholds are excluded from the Index.
Companies that meet the ESG criteria are then ranked within their respective sectors based on their ESG performance score. The highest ranked companies in each sector are identified as eligible for inclusion in the Index until such point that the aggregate weight of companies in the sector reaches 50% of the market cap of such sector in the Base Index. For example, if the market capitalization of all consumer discretionary sector companies included in the Base Index totals $200 billion, then the Index would screen these consumer discretionary sector companies, rank them based on ESG performance scores, and add the highest scoring companies to the Index until such point that their combined total market capitalization reaches $100 billion. Those companies identified as eligible for inclusion in the Index are market capitalization weighted within their respective sectors. Once the universe of eligible Index components is established, the Index optimizes the market cap weightings of individual components to approximate the sector weightings of the Base Index, within certain constraints established by the Index. As of the date of this prospectus, a significant portion of the Index is comprised of companies in the financial services sector.
In seeking to track the investment results of the Index, the Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the securities represented in the Index in approximately the same proportions as the Index. The Index is normally rebalanced and reconstituted quarterly in February, May, August, and November. The Index may also remove a security at any time in response to a corporate event such as bankruptcy, delisting, merger or acquisition that causes the security to become ineligible for inclusion in the Index. The Fund makes changes to its portfolio shortly after any Index changes are made public. As of December 31, 2021, the Index was comprised of 116 securities.
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. In addition, under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in the securities of large-capitalization companies. Large-capitalization companies are defined as companies that fall in the range of companies included in the MSCI USA Large Cap Index as of the last business day of the month in which its most recent reconstitution was completed. As of December 31, 2021, the MSCI USA Large Cap Index had a float-adjusted market capitalization range from $1.74 billion to $473.48 billion, with an average market capitalization of $48.62 billion. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors, with shares held by control groups, public companies and government agencies excluded.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Concentration Risk—To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries or sector.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Section 1 Fund Summaries	17

Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.
ESG Strategy Risk—Because the Fund’s ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended. Further, in selecting companies for inclusion in the Index, the Index Provider relies on information and ESG performance data from an affiliated research provider, which could be incomplete or erroneous, which in turn could cause the Index Provider to assess a company’s ESG characteristics incorrectly.
Financial Services Sector Risk—The Fund currently invests a significant portion of its assets in the financial services sector, although this may change over time. Financial services companies are particularly sensitive to the adverse effects of economic recession; changes in government regulation; the availability of capital; volatile interest rates; and the health of the commercial and residential real estate markets.
Index Provider Risk—There is no assurance that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, an index provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs. Unusual market conditions may cause an index provider to postpone a scheduled rebalance. Such a postponement in a time of market volatility could mean a constituent that would otherwise be removed at rebalance may remain, causing the performance and constituents of the index to vary from those expected under normal conditions. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.
Investment Style Risk—The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets or in response to changing market conditions. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. In addition, because the Index selects securities for inclusion based on ESG criteria, the Fund may forgo some market opportunities available to funds that do not use these criteria.
Large-Cap Company Risk—Because it invests primarily in securities of large-capitalization companies, the Fund may underperform funds that invest primarily in securities of smaller capitalization companies during periods when the securities of such companies are in favor.
Market Trading Risks—The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.

18	Section 1 Fund Summaries

Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Tracking Error Risk—Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of, for example, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, but the Index does not.
Value Stock Risk—Value stocks are securities of companies that typically trade at a perceived discount to their intrinsic value and at valuation discounts relative to companies in the same industry. Value stocks often times are also in sectors that trade at a discount to the broader market. The reasons for their discount may vary greatly, but some examples may include adverse business, industry or other developments that may cause the company to be subject to special risks. The intrinsic value of a stock with value characteristics may be difficult to identify and may not be fully recognized by the market for a long time or a stock identified to be undervalued may actually be appropriately priced at a low level.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. Both the bar chart and the table assume that all distributions have been reinvested. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.
During the period reflected in the bar chart above, the Fund’s highest and lowest quarterly returns were 15.04% and -25.41%, respectively, for the quarters ended December 31, 2020 and March 31, 2020.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and the Index. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Section 1 Fund Summaries	19

		Average Annual Total Returns for the Periods Ended December 31, 2021
	Inception Date	1 Year	5 Year	Since Inception
NULV (return before taxes)	12/13/16	23.36%	12.14%	11.73%
NULV (return after taxes on distributions)		21.58%	11.33%	10.94%
NULV (return after taxes on distributions and sale of Fund shares)		14.24%	9.43%	9.10%
MSCI USA Value Index (reflects no deduction for taxes or sales loads)		27.17%	11.57%	11.19%
TIAA ESG USA Large-Cap Value Index (reflects no deduction for fees, expenses or taxes)		23.82%	12.54%	12.14%
Management
Investment Adviser
Nuveen Fund Advisors, LLC
Sub-Adviser
Teachers Advisors, LLC
Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
Philip James (Jim) Campagna, CFA	Managing Director	December 2016
Lei Liao, CFA	Managing Director	December 2016
Purchase and Sale of Fund Shares
The Fund is an ETF. Shares of the Fund are listed on a national securities exchange and can only be bought and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.nuveen.com/etf.
Tax Information
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s investment adviser or its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20	Section 1 Fund Summaries

Nuveen ESG Mid-Cap Growth ETF
Investment Objective
Nuveen ESG Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Growth Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%[1]
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%[1]

1 Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the Index, which is comprised of equity securities with growth characteristics issued by mid-capitalization companies listed on U.S. exchanges that meet certain environmental, social, and governance (“ESG”) criteria. The Index selects from the securities included in the MSCI USA Mid-Cap Growth Index (the “Base Index”), which generally consists of mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend. Securities in the Base Index are weighted based on market capitalization. MSCI Inc. (“MSCI”) is the index provider for the Index and the Base Index. The Index and the Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the Fund’s investment adviser, sub-adviser nor their affiliates has any discretion to select Index components or change the Index methodology.
The Index identifies equity securities from the Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI Research Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Environmental assessment categories can include how a company is addressing climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance

Section 1 Fund Summaries	21

assessment categories can include governance practices and business ethics. The ESG criteria also consider how well a company adheres to national and international laws and regulations as well as commonly accepted global norms related to ESG matters. Index rules generally exclude companies with significant activities in certain controversial businesses, including those involving alcohol, tobacco, nuclear power, gambling, and firearms and other weapons, among others. Companies otherwise eligible for inclusion in the Index that exceed certain carbon-based ownership and emissions thresholds are excluded from the Index.
Companies that meet the ESG criteria are then ranked within their respective sectors based on their ESG performance score. The highest ranked companies in each sector are identified as eligible for inclusion in the Index until such point that the aggregate weight of companies in the sector reaches 50% of the market cap of such sector in the Base Index. For example, if the market capitalization of all consumer discretionary sector companies included in the Base Index totals $20 billion, then the Index would screen these consumer discretionary sector companies, rank them based on ESG performance scores, and add the highest scoring companies to the Index until such point that their combined total market capitalization reaches $10 billion. Those companies identified as eligible for inclusion in the Index are market capitalization weighted within their respective sectors. Once the universe of eligible Index components is established, the Index optimizes the market cap weightings of individual components to approximate the sector weightings of the Base Index, within certain constraints established by the Index. As of the date of this prospectus, a significant portion of the Index is comprised of companies in the information technology sector.
In seeking to track the investment results of the Index, the Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the securities represented in the Index in approximately the same proportions as the Index. The Index is normally rebalanced and reconstituted quarterly in February, May, August, and November. The Index may also remove a security at any time in response to a corporate event such as bankruptcy, delisting, merger or acquisition that causes the security to become ineligible for inclusion in the Index. The Fund makes changes to its portfolio shortly after any Index changes are made public. As of December 31, 2021, the Index was comprised of 58 securities.
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. In addition, under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in the securities of mid-capitalization companies. Mid-capitalization companies are defined as companies that fall in the range of companies included in the Base Index as of the last business day of the month in which its most recent reconstitution was completed. As of December 31, 2021, the Base Index had a float-adjusted market capitalization range from $1.71 billion to $51.58 billion, with an average market capitalization of $15.73 billion. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors, with shares held by control groups, public companies and government agencies excluded.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Concentration Risk—To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries or sector.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

22	Section 1 Fund Summaries

Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.
ESG Strategy Risk—Because the Fund’s ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended. Further, in selecting companies for inclusion in the Index, the Index Provider relies on information and ESG performance data from an affiliated research provider, which could be incomplete or erroneous, which in turn could cause the Index Provider to assess a company’s ESG characteristics incorrectly.
Growth Stock Risk—Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
Index Provider Risk—There is no assurance that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, an index provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs. Unusual market conditions may cause an index provider to postpone a scheduled rebalance. Such a postponement in a time of market volatility could mean a constituent that would otherwise be removed at rebalance may remain, causing the performance and constituents of the index to vary from those expected under normal conditions. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.
Information Technology Sector Risk—The Fund currently invests a significant portion of its assets in the information technology sector, although this may change over time. The information technology sector can be significantly affected by changes in, among other things, the supply and demand for specific products and services, the pace of technological development and product obsolescence, market competition, government regulation, and patent and intellectual property rights.
Investment Style Risk—The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets or in response to changing market conditions. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. In addition, because the Index selects securities for inclusion based on ESG criteria, the Fund may forgo some market opportunities available to funds that do not use these criteria.
Market Trading Risks—The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more

Section 1 Fund Summaries	23

significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.
Mid-Cap Company Risk—Securities of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or broader market averages in general.
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Tracking Error Risk—Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of, for example, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, but the Index does not.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. Both the bar chart and the table assume that all distributions have been reinvested. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.
During the period reflected in the bar chart above, the Fund’s highest and lowest quarterly returns were 33.29% and -19.12%, respectively, for the quarters ended June 30, 2020 and December 31, 2018.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and the Index. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

24	Section 1 Fund Summaries

		Average Annual Total Returns for the Periods Ended December 31, 2021
	Inception Date	1 Year	5 Year	Since Inception
NUMG (return before taxes)	12/13/16	12.67%	20.12%	19.36%
NUMG (return after taxes on distributions)		8.08%	18.30%	17.58%
NUMG (return after taxes on distributions and sale of Fund shares)		8.15%	15.63%	15.01%
MSCI USA Mid-Cap Growth Index (reflects no deduction for taxes or sales loads)		17.47%	20.36%	19.57%
TIAA ESG USA Mid-Cap Growth Index (reflects no deduction for fees, expenses or taxes)		13.14%	20.64%	19.88%
Management
Investment Adviser
Nuveen Fund Advisors, LLC
Sub-Adviser
Teachers Advisors, LLC
Portfolio Managers

Name	Title	Portfolio Manager of Fund Since

Philip James (Jim) Campagna, CFA	Managing Director	December 2016
Lei Liao, CFA	Managing Director	December 2016

Purchase and Sale of Fund Shares
The Fund is an ETF. Shares of the Fund are listed on a national securities exchange and can only be bought and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.nuveen.com/etf.
Tax Information
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s investment adviser or its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Section 1 Fund Summaries	25

Nuveen ESG Mid-Cap Value ETF
Investment Objective
Nuveen ESG Mid-Cap Value ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Value Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%[1]
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%[1]

1 Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the Index, which is comprised of equity securities with value characteristics issued by mid-capitalization companies listed on U.S. exchanges that meet certain environmental, social, and governance (“ESG”) criteria. The Index selects from the securities included in the MSCI USA Mid-Cap Value Index (the “Base Index”), which generally consists of mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, 12-month forward earnings to price, and dividend yield. Securities in the Base Index are weighted based on market capitalization. MSCI Inc. (“MSCI”) is the index provider for the Index and the Base Index. The Index and the Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the Fund’s investment adviser, sub-adviser nor their affiliates has any discretion to select Index components or change the Index methodology.
The Index identifies equity securities from the Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Environmental assessment categories can include how a company is addressing climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance assessment categories can include governance practices and business ethics. The ESG criteria also

26	Section 1 Fund Summaries

consider how well a company adheres to national and international laws and regulations as well as commonly accepted global norms related to ESG matters. Index rules generally exclude companies with significant activities in certain controversial businesses, including those involving alcohol, tobacco, nuclear power, gambling, and firearms and other weapons, among others. Companies otherwise eligible for inclusion in the Index that exceed certain carbon-based ownership and emissions thresholds are excluded from the Index.
Companies that meet the ESG criteria are then ranked within their respective sectors based on their ESG performance score. The highest ranked companies in each sector are identified as eligible for inclusion in the Index until such point that the aggregate weight of companies in the sector reaches 50% of the market cap of such sector in the Base Index. For example, if the market capitalization of all consumer discretionary sector companies included in the Base Index totals $20 billion, then the Index would screen these consumer discretionary sector companies, rank them based on ESG performance scores, and add the highest scoring companies to the Index until such point that their combined total market capitalization reaches $10 billion. Those companies identified as eligible for inclusion in the Index are market capitalization weighted within their respective sectors. Once the universe of eligible Index components is established, the Index optimizes the market cap weightings of individual components to approximate the sector weightings of the Base Index, within certain constraints established by the Index. As of the date of this prospectus, a significant portion of the Index is comprised of companies in the financial services sector.
In seeking to track the investment results of the Index, the Fund attempts to replicate the Index by investing all, or substantially all, of its assets the securities represented in the Index in approximately the same proportions as the Index. The Index is normally rebalanced and reconstituted quarterly in February, May, August, and November. The Index may also remove a security at any time in response to a corporate event such as bankruptcy, delisting, merger or acquisition that causes the security to become ineligible for inclusion in the Index. The Fund makes changes to its portfolio shortly after any Index changes are made public. As of December 31, 2021, the Index was comprised of 88 securities.
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. In addition, under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in the securities of mid-capitalization companies. Mid-capitalization companies are defined as companies that fall in the range of companies included in the Base Index as of the last business day of the month in which its most recent reconstitution was completed. As of December 31, 2021, the Base Index had a float-adjusted market capitalization range from $991.76 million to $47.72 billion, with an average market capitalization of $10.3 billion. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors, with shares held by control groups, public companies and government agencies excluded.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Concentration Risk—To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries or sector.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Section 1 Fund Summaries	27

Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.
ESG Strategy Risk—Because the Fund’s ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended. Further, in selecting companies for inclusion in the Index, the Index Provider relies on information and ESG performance data from an affiliated research provider, which could be incomplete or erroneous, which in turn could cause the Index Provider to assess a company’s ESG characteristics incorrectly.
Financial Services Sector Risk—The Fund currently invests a significant portion of its assets in the financial services sector, although this may change over time. Financial services companies are particularly sensitive to the adverse effects of economic recession; changes in government regulation; the availability of capital; volatile interest rates; and the health of the commercial and residential real estate markets.
Index Provider Risk—There is no assurance that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, an index provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs. Unusual market conditions may cause an index provider to postpone a scheduled rebalance. Such a postponement in a time of market volatility could mean a constituent that would otherwise be removed at rebalance may remain, causing the performance and constituents of the index to vary from those expected under normal conditions. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.
Investment Style Risk—The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets or in response to changing market conditions. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. In addition, because the Index selects securities for inclusion based on ESG criteria, the Fund may forgo some market opportunities available to funds that do not use these criteria.
Market Trading Risks—The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.
Mid-Cap Company Risk—Securities of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or broader market averages in general.

28	Section 1 Fund Summaries

Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Tracking Error Risk—Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of, for example, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, but the Index does not.
Value Stock Risk—Value stocks are securities of companies that typically trade at a perceived discount to their intrinsic value and at valuation discounts relative to companies in the same industry. Value stocks often times are also in sectors that trade at a discount to the broader market. The reasons for their discount may vary greatly, but some examples may include adverse business, industry or other developments that may cause the company to be subject to special risks. The intrinsic value of a stock with value characteristics may be difficult to identify and may not be fully recognized by the market for a long time or a stock identified to be undervalued may actually be appropriately priced at a low level.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. Both the bar chart and the table assume that all distributions have been reinvested. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.

During the period reflected in the bar chart above, the Fund’s highest and lowest quarterly returns were 19.71% and -33.26%, respectively, for the quarters ended December 31, 2020 and March 31, 2020.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and the Index. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Section 1 Fund Summaries	29

		Average Annual Total Returns for the Periods Ended December 31, 2021
	Inception Date	1 Year	5 Year	Since Inception
NUMV (return before taxes)	12/13/16	31.20%	11.79%	11.29%
NUMV (return after taxes on distributions)		28.38%	10.76%	10.27%
NUMV (return after taxes on distributions and sale of Fund shares)		18.99%	9.03%	8.63%
MSCI USA Mid-Cap Value Index (reflects no deduction for taxes or sales loads)		30.94%	11.70%	11.16%
TIAA ESG USA Mid-Cap Value Index (reflects no deduction for fees, expenses or taxes)		31.75%	12.25%	11.75%
Management
Investment Adviser
Nuveen Fund Advisors, LLC
Sub-Adviser
Teachers Advisors, LLC
Portfolio Managers

Name	Title	Portfolio Manager of Fund Since

Philip James (Jim) Campagna, CFA	Managing Director	December 2016
Lei Liao, CFA	Managing Director	December 2016

Purchase and Sale of Fund Shares
The Fund is an ETF. Shares of the Fund are listed on a national securities exchange and can only be bought and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.nuveen.com/etf.
Tax Information
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s investment adviser or its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30	Section 1 Fund Summaries

Nuveen ESG Small-Cap ETF
Investment Objective
Nuveen ESG Small-Cap ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Small-Cap Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%[1]
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%[1]

1 Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the Index, which is comprised of equity securities issued by small-capitalization companies listed on U.S. exchanges that meet certain environmental, social, and governance (“ESG”) criteria. The Index selects from the securities included in the MSCI USA Small Cap Index (the “Base Index”), which generally consists of equity securities that comprise the small-cap segment of the U.S. market. MSCI Inc. (“MSCI”), is the index provider for the Index and the Base Index. The Index and the Base Index are owned, calculated and controlled by Securities in the Base Index are weighted based on market capitalization. MSCI, in its sole discretion. Neither the Fund’s investment adviser, sub-adviser nor their affiliates has any discretion to select Index components or change the Index methodology.
The Index identifies equity securities from the Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Environmental assessment categories can include how a company is addressing climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance assessment categories can include governance practices and business ethics. The ESG criteria also consider how well a company adheres to national and international laws and regulations as well as commonly accepted

Section 1 Fund Summaries	31

global norms related to ESG matters. Index rules generally exclude companies with significant activities in certain controversial businesses, including those involving alcohol, tobacco, nuclear power, gambling, firearms and other weapons, among others. Companies otherwise eligible for inclusion in the Index that exceed certain carbon-based ownership and emissions thresholds are excluded from the Index.
Companies that meet the ESG criteria are then ranked within their respective sectors based on their ESG performance score. The highest ranked companies in each sector are identified as eligible for inclusion in the Index until such point that the aggregate weight of companies in the sector reaches 50% of the market cap of such sector in the Base Index. For example, if the market capitalization of all consumer discretionary sector companies included in the Base Index totals $2 billion, then the Index would screen these consumer discretionary sector companies, rank them based on ESG performance scores, and add the highest scoring companies to the Index until such point that their combined total market capitalization reaches $1 billion. Those companies identified as eligible for inclusion in the Index are market capitalization weighted within their respective sectors. Once the universe of eligible Index components is established, the Index optimizes the market cap weightings of individual components to approximate the sector weightings of the Base Index, within certain constraints established by the Index.
In seeking to track the investment results of the Index, the Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the securities represented in the Index in approximately the same proportions as the Index. The Index is normally rebalanced and reconstituted quarterly in February, May, August, and November. The Index may also remove a security at any time in response to a corporate event such as bankruptcy, delisting, merger or acquisition that causes the security to become ineligible for inclusion in the Index. The Fund makes changes to its portfolio shortly after any Index changes are made public. As of December 31, 2021, the Index was comprised of 604 securities.
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. In addition, under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in the securities of small-capitalization companies. Small-capitalization companies are defined as companies that fall in the range of companies included in the Base Index as of the last business day of the month in which its most recent reconstitution was completed. The Base Index is designed to measure the performance of the small cap segments of the U.S. market. As of December 31, 2021, the Base Index had a float-adjusted market capitalization range from $63.80 million to $16.87 billion, with an average market capitalization of $2.62 billion. “Float-adjusted” means that the share amounts used in calculating the Index reflect only shares available to investors, with shares held by control groups, public companies and government agencies excluded.
To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Concentration Risk—To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries or sector.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

32	Section 1 Fund Summaries

Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.
ESG Strategy Risk—Because the Fund’s ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended. Further, in selecting companies for inclusion in the Index, the Index Provider relies on information and ESG performance data from an affiliated research provider, which could be incomplete or erroneous, which in turn could cause the Index Provider to assess a company’s ESG characteristics incorrectly.
Index Provider Risk—There is no assurance that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, an index provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs. Unusual market conditions may cause an index provider to postpone a scheduled rebalance. Such a postponement in a time of market volatility could mean a constituent that would otherwise be removed at rebalance may remain, causing the performance and constituents of the index to vary from those expected under normal conditions. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.
Investment Style Risk—The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets or in response to changing market conditions. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. In addition, because the Index selects securities for inclusion based on ESG criteria, the Fund may forgo some market opportunities available to funds that do not use these criteria.
Market Trading Risks—The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Small-Cap Company Risk—Securities of small-cap companies involve substantial risk. Prices of small-cap securities may be subject to more abrupt or erratic movements, and to wider fluctuations, than security prices of larger, more

Section 1 Fund Summaries	33

established companies or broader market averages in general. It may be difficult to sell small-cap securities at the desired time and price.
Tracking Error Risk—Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of, for example, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, but the Index does not.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. Both the bar chart and the table assume that all distributions have been reinvested. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.
During the period reflected in the bar chart above, the Fund’s highest and lowest quarterly returns were 29.98% and -30.76%, respectively, for the quarters ended December 31, 2020 and March 31, 2020.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and the Index. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

		Average Annual Total Returns for the Periods Ended December 31, 2021
	Inception Date	1 Year	5 Year	Since Inception
NUSC (return before taxes)	12/13/16	17.83%	14.32%	13.80%
NUSC (return after taxes on distributions)		15.04%	13.30%	12.80%
NUSC (return after taxes on distributions and sale of Fund shares)		10.97%	11.08%	10.66%
MSCI USA Small-Cap Index (reflects no deduction for taxes or sales loads)		19.56%	13.84%	13.41%
TIAA ESG USA Small-Cap Index (reflects no deduction for fees, expenses or taxes)		18.26%	14.79%	14.28%

34	Section 1 Fund Summaries

Management
Investment Adviser
Nuveen Fund Advisors, LLC
Sub-Adviser
Teachers Advisors, LLC
Portfolio Managers

Name	Title	Portfolio Manager of Fund Since

Philip James (Jim) Campagna, CFA	Managing Director	December 2016
Lei Liao, CFA	Managing Director	December 2016

Purchase and Sale of Fund Shares
The Fund is an ETF. Shares of the Fund are listed on a national securities exchange and can only be bought and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.nuveen.com/etf.
Tax Information
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s investment adviser or its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Section 1 Fund Summaries	35

Section 2 Additional Detail About the Funds’ Strategies, Holdings and Risks
This prospectus contains important information about investing in the Funds. Please read this prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at www.nuveen.com/etf or by calling Nuveen Investor Services at (888) 290-9881.
Each Fund is designed to track an index that is not representative of the market as a whole. Each Fund is designed to be used as part of a broader asset allocation strategy, and thus an investment in a Fund should not be considered a complete investment program.
Each Index is a theoretical financial calculation, whereas a Fund is an actual investment portfolio. The performance of a Fund and its Index may vary for a number of reasons, including transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), and differences between a Fund’s portfolio and its Index resulting from legal restrictions (such as tax diversification requirements) that apply to the Fund but not to the Index. On an annual basis, each Fund’s tracking error (i.e., the divergence of a Fund’s performance from that of its Index) is generally expected to be less than 5%.

Investment Objectives and Principal Investment Strategies
Each Fund’s investment objective, which is described in the “Fund Summaries” section, may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval.
Each Fund’s investment policies may be changed by the Board without shareholder approval unless otherwise noted in this prospectus or the statement of additional information.
Each Fund has adopted policies whereby, under normal market conditions, it will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in both companies with market capitalizations suggested by the Fund’s name, if applicable, and component securities of its Index (the “Name Policy”). If the Name Policy changes, you will be notified at least 60 days in advance. Each Fund may consider both direct investments and indirect investments (e.g., investments in other investment companies, derivatives and synthetic instruments with economic characteristics similar to the direct investments that meet the Name Policy) when determining compliance with the Name Policy. For purposes of the Name Policy, the Funds will value eligible derivatives at fair value or market value and not notional value.
Each Fund’s principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that each Fund’s investment adviser and sub-adviser believe are most likely to be important in trying to achieve the Fund’s investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Funds’ sub-adviser uses, or may use, to achieve each Fund’s objective. You should be aware that each Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information. For a copy of the statement of

36	Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks

additional information, call Nuveen Investor Services at (888) 290-9881 or visit the Funds’ website at www.nuveen.com/etf.
The Index—Nuveen ESG Dividend ETF
The Fund seeks to track the investment results of the Index, which is comprised of high dividend paying equity securities issued by companies listed on U.S. exchanges that meet certain ESG criteria. Companies with significant involvement in certain controversial business activities, including alcohol production, tobacco production, nuclear power, gambling, and weapons and firearms production, are ineligible to be included in the Index. For purposes of this policy, as of the date of this prospectus, all companies that earn either 10% or more of their revenue or more than $1 billion in revenue ($3 billion in revenue for all conventional weapons manufacturers) from the production of alcohol-, tobacco- and/or gambling-related products, gambling operations, and/or manufacturing conventional weapons, conventional weapon components or weapons systems are excluded from the Index. In addition, all civilian firearm companies classified as “producers” that earn more than 0% of revenue from civilian firearms are excluded from the Index. These percentage and dollar amount thresholds are subject to change in accordance with updates to the rules-based Index methodology. All companies with any tie to controversial weapons, such as cluster munitions, landmines, depleted uranium weapons, nuclear weapons, and biological/chemical weapons, blinding lasers, non-detectable fragments and incendiary weapons are also excluded. All companies involved in nuclear power generation, including nuclear fuel enrichment, uranium mining, and/or nuclear reactor design or construction, are also excluded from the Index. In addition, companies that surpass certain thresholds of installed capacity attributed to nuclear sources are also excluded. Securities with any ownership of fossil fuel reserves are ineligible for inclusion in the Index. Securities eligible for inclusion in the Index are then screened to remove those companies with the highest absolute emissions and the highest carbon emission intensity, relative to the other eligible securities, in accordance with the Index methodology and greenhouse gas emissions data provided by MSCI ESG Research, Inc.

Portfolio Holdings
Under normal market conditions, each Fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in component securities of its Index. Each Index draws from the universe defined by its Base Index, which generally consists of equity securities listed on U.S. exchanges. Each Fund may also, as a non-principal strategy, invest up to 20% of its assets in securities and other instruments that the Fund’s sub-adviser believes will help it track its Index, such as shares of other investment companies (including other ETFs), derivative instruments (including forward contracts, futures contracts, options on futures contracts, options and swaps), and cash and cash equivalents. Additional information about each Fund’s portfolio holdings can be found below.
Equity Securities
The Funds invest in equity securities. Equity securities generally include common stocks; preferred securities; warrants to purchase common stocks and preferred securities; convertible debt securities that are either in the money or immediately convertible into common stocks or preferred securities; common and preferred securities issued by master limited partnerships and real estate investment trusts (“REITs”); depositary receipts; and other securities with equity characteristics.

Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks	37

REITs
As a non-principal investment strategy, each Fund may invest in REITs. REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:
• Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
• Mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
• Hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.
The only REITs included in the Index are equity REITs. The Fund can invest in common stock, preferred securities and convertible securities issued by equity REITs.
Derivatives
As a non-principal investment strategy, each Fund may invest in derivatives. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, loans, commodities, interest rates, currency exchange rates, and various domestic and foreign indices. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements.
Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on a Fund’s performance.
Investment Companies and Other Pooled Investment Vehicles
As a non-principal investment strategy, each Fund may invest in securities of other open-end or closed-end investment companies, including ETFs. As a shareholder in an investment company or other pooled investment vehicle, each Fund will bear its ratable share of that vehicle’s expenses, and would remain subject to payment of the Fund’s management fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in an investment company or other pooled investment vehicle. In addition, each Fund will incur brokerage costs when purchasing and selling shares of ETFs. Securities of investment companies or other pooled investment vehicles may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged vehicles.
Generally, investments in other investment companies (including ETFs) are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended ("1940 Act"). These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Subject to certain conditions, a Fund also may invest in money market funds beyond the statutory limits described above.
Cash Equivalents and Short-Term Investments
As a non-principal investment strategy, each Fund may invest in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities,

38	Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks

including money market funds, in such proportions as warranted by prevailing market conditions and the Funds’ principal investment strategies. The Funds may temporarily invest without limit in such holdings for liquidity purposes. Being invested in these securities may keep a Fund from participating in a market upswing and prevent a Fund from achieving its investment objective.
Temporary Defensive Positions
In certain situations or market conditions, such as in the case of liquidity concerns and/or unusually large cash inflows or redemptions, a Fund may temporarily depart from its normal investment policies and strategies, provided that the alternative is consistent with the Fund’s investment objective and is in the best interest of the Fund’s shareholders.

Disclosure of Portfolio Holdings
A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information. In addition, the identities and quantities of the securities held by each Fund are disclosed on the Fund’s website.

Risks
Risk is inherent in all investing. Investing in the Funds involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the principal risks and certain other risks that you assume when you invest in the Funds. Descriptions of these risks listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. Because of these risks, you should consider an investment in a Fund to be a long-term investment.
Principal Risks
Concentration risk: To the extent that a Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, a Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. Concentrated exposure to an industry or group of industries may cause a Fund to experience increased market price volatility compared to funds that invest more broadly in the overall market.
Cybersecurity risk: Intentional cybersecurity breaches include: unauthorized access to systems, networks or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a Fund, a Fund’s adviser or sub-adviser, a financial intermediary, or other service providers to incur

Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks	39

regulatory penalties, reputational damage, additional compliance costs or financial loss. Negative impacts on a Fund could include the inability to calculate net asset value, transact business, process transactions on behalf of shareholders or safeguard data. In addition, such incidents could affect issuers in which a Fund invests, and thereby cause a Fund’s investments to lose value.
Dividend-paying security risk (Nuveen ESG Dividend Value ETF ("NUDV") only): The Fund’s investment in dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, they will remain at their current levels or increase over time. The Fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.
Equity security risk: Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time. Even a long-term investment approach cannot guarantee a profit. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Adverse events in any part of the U.S. and global financial markets may have unexpected negative effects on equity markets. These events may at times result in unusually high market volatility, including short-term volatility, which could negatively affect Fund performance.
A variety of factors can negatively affect the price of a particular company's equity securities. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. In addition, the types of securities in which a particular fund invests, such as value stocks, growth stocks, large-, mid- and/or small-capitalization stocks, may underperform the market as a whole.
ESG strategy risk: Because a Fund's ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), a Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause a Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by a Fund’s ESG investment strategy do not operate as expected when addressing ESG issues. A company’s ESG performance or practices or the sub-adviser’s assessment of those actions could vary over time, which could cause a Fund to be temporarily invested in companies that do not comply with a Fund’s approach towards considering ESG characteristics. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the sub-adviser believes its evaluation of ESG characteristics is reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views. As a result, a Fund may invest in securities that do not reflect the beliefs of any particular investor. In making investment decisions, the sub-adviser relies on information and data that could be incomplete or erroneous, which could cause the sub-adviser to incorrectly

40	Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks

assess a company’s ESG characteristics. The third-party data providers may differ in the data they provide for a given security or between industries, or may only take into account one of many ESG-related components of a company. Furthermore, data availability and reporting with respect to ESG criteria may not always be available or may become unreliable.
Regulatory changes or interpretations regarding the definitions and/or use of ESG characteristics could have a material adverse effect on a Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the Funds, whose strategies include ESG factors.
Financial services sector risk (NUDV, Nuveen ESG Large-Cap Value ETF (“NULV”) and Nuveen ESG Mid-Cap Value ETF (“NUMV”) only): The Funds currently invest a significant portion of their assets in the financial services sector, although this may change over time. Securities of companies in the financial services sector can be significantly affected by changes in, among other things, interest rates, currency exchange rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants.
Growth stock risk (Nuveen ESG Large-Cap Growth ETF (“NULG”) and Nuveen ESG Mid-Cap Growth ETF (“NUMG”) only): The growth stocks in which a Fund invests tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. Growth stocks may be more expensive relative to their earnings or assets compared to other types of equity securities. Accordingly, a stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for varying periods of time. Growth companies may be newer or smaller companies and may retain a large part of their earnings for research, development or investments in capital assets.
Index provider risk: There is no assurance that an Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, an index provider may carry out an unscheduled rebalance or other modification of an Index constituents or weightings, which may increase a Fund’s costs. Unusual market conditions may cause an index provider to postpone a scheduled rebalance. Such a postponement in a time of market volatility could mean a constituent that would otherwise be removed at rebalance may remain, causing the performance and constituents of the index to vary from those expected under normal conditions. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.
Information technology sector risk (Nuveen ESG Large-Cap ETF ("NULC"), NULG and NUMG only): The Funds currently invest a significant portion of their assets in the information technology sector, although this may change over time. Securities of companies in the information technology sector can be significantly affected by changes in, among other things, the supply and demand for specific products and services, the

Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks	41

pace of technological development and product obsolescence, market competition, government regulation, and patent and intellectual property rights.
Investment style risk: Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. Each Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. In addition, because the Index selects securities for inclusion based on ESG criteria, a Fund may forgo some market opportunities available to funds that do not use these criteria.
Large-cap company risk (NUDV, NULC, NULG and NULV only): While large-cap companies may be less volatile than those of mid-and small-cap companies, they still involve risk. To the extent a Fund invests in large capitalization companies, the Fund may underperform funds that invest primarily in securities of smaller capitalization companies during periods when the securities of such companies are in favor. Large-capitalization companies may be unable to respond as quickly as smaller capitalization companies to competitive challenges or to changes in business, product, financial or other market conditions.
Market trading risks: As with all ETFs, a Fund’s shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund’s share typically will approximate its NAV, there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy a Fund’s shares on the secondary market, and you may receive more or less than NAV when you sell those shares. In times of market stress, a Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between a Fund’s market price and its NAV.
Only certain institutional investors are eligible to purchase and redeem shares directly from a Fund at NAV. In addition, efficient trading in a Fund’s shares on the secondary market depends on the participation of firms acting as market makers and/or liquidity providers in the market place. To the extent these market maker and authorized participant firms exit the ETF business or otherwise significantly reduce their business activities and no other entities step forward to perform these functions, a Fund’s shares may trade at a material discount to NAV.
During periods of high market volatility, a Fund’s share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund’s share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order.
Although each Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (discussed in further detail below). Trading of a Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage).

42	Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks

Buying or selling a Fund’s shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread;” that is, the difference between what investors are willing to pay for a Fund’s shares (the “bid” price) and the price at which they are willing to sell a Fund’s shares (the “ask” price). The spread, which varies over time based on trading volume and market liquidity, is generally narrower if a Fund has more trading volume and market liquidity and wider if a Fund has less trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). A Fund’s spread may also be impacted by market volatility generally and the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds. Because of the costs inherent in buying or selling a Fund’s shares, frequent trading may detract significantly from investment results, and an investment in a Fund’s shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Mid-cap company risk (NUDV, NUMG and NUMV only): While securities of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Securities of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or broader market averages in general.
Service provider operational risk: A Fund’s service providers, such as a Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact a Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect a Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Small-cap company risk (Nuveen ESG Small-Cap ETF ("NUSC") only): Securities of small-cap companies involve substantial risk. These companies, which can include start-up companies offering emerging products or services, may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. They may have limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Prices of small-cap securities may be subject to more abrupt or erratic movements than security prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the securities of small-cap companies at the desired time and price, especially in situations of increased market volatility where a Fund may experience high levels of shareholder redemptions. Securities at the bottom end of the capitalization range of small-cap companies sometimes are referred to as “micro-cap” securities. These securities may be subject to extreme price volatility, as well as limited liquidity and limited research.
Tracking error risk: Tracking error is the divergence of a Fund’s performance from that of its Index. Tracking error may occur because of, for example, pricing differences,

Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks	43

transaction costs, a Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to its Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses, but its Index does not.
Value stock risk (NULV and NUMV only): Value stocks are securities of companies that typically trade at a perceived discount to their intrinsic value and at valuation discounts relative to companies in the same industry. Value stocks often times are also in sectors that trade at a discount to the broader market. The reasons for their discount may vary greatly, but some examples may include adverse business, industry or other developments that may cause the company to be subject to special risks. Finding undervalued stocks requires considerable research to identify the particular company, analyze its financial condition and prospects, and assess the likelihood that the stock’s underlying value will be recognized by the market and reflected in its price. The intrinsic value of a stock with value characteristics in which a Fund invests may be difficult to identify and may not be fully recognized by the market for a long time or a stock identified to be undervalued may actually be appropriately priced at a low level. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor the securities of value companies may underperform the securities of other companies.
Non-Principal Risks
Derivatives risk: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate with the asset, index or rate underlying the derivative contract.
The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. A derivative transaction also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. These risks are heightened when the management team uses derivatives to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund.
In addition, when a Fund engages in certain derivative transactions, it is effectively leveraging its investments, which could result in exaggerated changes in the NAV of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of a Fund’s derivatives strategies will depend on the sub-adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Each Fund may also enter into over-the-counter (“OTC”) transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to be more specialized or complex, and the instruments may be harder to value. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges. In addition, certain derivative instruments and markets may not be liquid, which means a Fund may not be able to close out a derivatives transaction in a cost-efficient manner.

44	Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks

Short positions in derivatives may involve greater risks than long positions, as the risk of loss on short positions is theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the notional amount of the instrument).
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause the Fund to lose money.
Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Options contracts may expire unexercised, which may cause a fund to realize a capital loss equal to the premium paid on a purchased option or a capital gain equal to the premium received on a written option.
Global economic risk: National and regional economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country, region or market might adversely impact issuers in a different country, region or market. Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and securities prices around the world, which could negatively impact the value of a Fund’s investments. Major economic or political disruptions, particularly in large economies like China’s, may have global negative economic and market repercussions. Additionally, events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may adversely affect the global economy and the markets and issuers in which a Fund invests. Recent examples of such events include the outbreak of a novel coronavirus known as COVID-19 that was first detected in China in December 2019 and heightened concerns regarding North Korea’s nuclear weapons and long-range ballistic missile programs. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the global economy. These events could also impair the information technology and other operational systems upon which a Fund’s service providers, including the investment adviser and sub-adviser, rely, and could otherwise disrupt the ability of employees of a Fund’s service providers to perform essential tasks on behalf of a Fund. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect a Fund’s investments.
Other investment companies risk: When a Fund invests in other investment companies, such as ETFs, shareholders bear both their proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies. Furthermore, a Fund is exposed to the risks to which the other investment companies may be subject. For Funds that invest in index-based ETFs, while such ETFs seek to achieve the same returns as a particular market index, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error).

Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks	45

Section 3 Fund Management

Who Manages the Funds
Nuveen Fund Advisors, LLC (the “Adviser”), each Fund’s investment adviser, offers advisory and investment management services to a broad range of clients, including investment companies and other pooled investment vehicles. The Adviser has overall responsibility for management of the Funds, oversees the management of each Fund’s portfolio, manages each Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for each Fund to operate. The Adviser is a wholly owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”). As of December 31, 2021, Nuveen managed approximately $1.3 trillion in assets, of which approximately $194.4 billion was managed by the Adviser. The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606.
The Adviser has selected its affiliate, Teachers Advisors, LLC (the “Sub-Adviser”), to serve as sub-adviser to the Funds, responsible for the day-to-day management of each Fund’s portfolio. As of December 31, 2021, the Sub-Adviser, a subsidiary of Nuveen, managed approximately $403.4 billion in assets. The Sub-Adviser is located at 730 Third Avenue, New York, New York 10017-3206.
The portfolio managers for the Funds are Jim Campagna and Lei Liao.

		Total Experience (since dates specified below)
Name & Title	Experience Over Past Five Years	At TIAA	Total
Philip James (Jim) Campagna, CFA Managing Director	Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA – 2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios)	2005	1991
Lei Liao, CFA Managing Director	Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA – 2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios)	2012	2005
Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds is provided in the statement of additional information.

46	Section 3 Fund Management

Management Fees
As compensation for the services it provided to each Fund during the fiscal year ended October 31, 2021, the Adviser received a management fee from the Fund based on a percentage of the Fund’s average daily net assets, in the amounts set forth below:

Fund Name	Management Fee
Nuveen ESG Dividend ETF	0.24%[1]
Nuveen ESG Large-Cap ETF	0.20%
Nuveen ESG Large-Cap Growth ETF	0.34%[2]
Nuveen ESG Large-Cap Value ETF	0.34%[2]
Nuveen ESG Mid-Cap Growth ETF	0.39%[3]
Nuveen ESG Mid-Cap Value ETF	0.39%[3]
Nuveen ESG Small-Cap ETF	0.39%[3]

1 Management fee is annualized for the period September 27, 2021 (commencement of operations) through October 31, 2021.

2 The Fund’s Board of Trustees reduced the Fund’s contractual management fee to 0.25% effective September 28, 2021.

3 The Fund’s Board of Trustees reduced the Fund’s contractual management fee to 0.30% effective September 28, 2021.
The Adviser is responsible for substantially all other expenses of each Fund, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
Information regarding the Board’s approval of the investment management agreements is available in the Fund’s annual report for the fiscal year ended October 31, 2021.

Section 3 Fund Management	47

Section 4 Investing in the Funds

Purchase and Sale of Shares
Each Fund is an ETF, which differs from a mutual fund in important ways. Shares of a mutual fund are purchased and redeemed by all shareholders directly from the issuing fund at NAV. By contrast, most investors will buy and sell shares of the Funds through a broker on a national securities exchange, where each Fund’s shares are listed and trade throughout the day at market prices like shares of other publicly traded securities. The Funds do not impose any minimum investment for shares of a Fund purchased on an exchange or otherwise in the secondary market. Each Fund’s shares trade under the trading symbol listed on the cover of this prospectus.
Purchasing or selling shares of a Fund on an exchange or other secondary market typically involves two types of costs. When purchasing or selling shares of a Fund through a broker, you may incur a brokerage commission. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference on the exchange between the bid price and the ask price for a share of a Fund. The spread will vary over time based on a Fund’s trading volume and market liquidity.
Each Fund’s primary listing exchange is the Cboe BZX Exchange, Inc. (the “Listing Exchange”). The Listing Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth Holiday, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.
Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Funds. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Trading Prices
The trading prices of a Fund’s shares on the Listing Exchange generally differ from the Fund’s NAV and are affected by market forces such as the supply of and demand for the Fund’s shares as well as the securities held by the Fund, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market is based on the market price of a Fund’s shares, which may be more or less than the NAV of such shares.

48	Section 4 Investing in the Funds

Householding
Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Funds.

Purchase and Redemption of Creation Units
Only certain institutional investors (typically market makers or other broker-dealers) who have entered into agreements with Nuveen Securities, LLC, the Funds’ distributor (the “Distributor”) (“Authorized Participants”), may purchase and redeem shares directly from the Funds at NAV and only in large blocks of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares are not redeemable by a Fund. An Authorized Participant must be either a DTC participant or a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”).
The Funds generally issue and redeem Creation Units in exchange for a designated in-kind basket of Fund securities and/or a designated amount of cash (together, the “Basket”). Each day the Listing Exchange is open for trading (a “Business Day”), prior to the opening of trading, each Fund publishes that day’s Basket through NSCC or another method of public dissemination.
Orders from Authorized Participants to create or redeem Creation Units may only be placed on a Business Day and are subject to approval by the Distributor. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received and deemed acceptable by the Distributor.
Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Funds’ statement of additional information.

Distributor
Nuveen Securities, LLC, the Funds’ distributor, distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 333 West Wacker Drive, Chicago, Illinois 60606.

Section 4 Investing in the Funds	49

Distribution and Service Payments
Distribution and Service Plan
Each Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. No distribution fees are currently charged to the Funds; there are no plans to impose distribution fees, and no such fees will be charged for at least twelve months from the date of this prospectus. Additionally, the implementation of any such fees would require approval by the Board prior to implementation. Because these fees would be paid out of a Fund’s assets on an on-going basis, if such fees are charged in the future, they would increase the cost of your investment and might cost you more over time than paying other types of sales charges.
Other Payments by the Adviser
The Adviser and/or its affiliates may make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds and certain other Nuveen ETFs available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by the Adviser and/or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Nuveen ETFs complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds or other Nuveen ETFs over another investment. More information regarding these payments is contained in the Funds’ statement of additional information.

50	Section 4 Investing in the Funds

Frequent Trading
The Funds do not impose any restrictions on the frequency of purchases and redemptions (“frequent trading”); however, the Funds reserve the right to reject or limit purchases at any time as described in the statement of additional information. In determining that no restrictions on frequent trading were necessary, the Board evaluated the risks of frequent trading to the Funds and their shareholders. The Board considered that a Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in the Funds’ shares occurs on the secondary market. Because secondary market trades do not involve the Funds directly, the Board concluded that such trades were unlikely to cause many of the harmful effects of frequent trading, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With respect to purchases and redemptions by Authorized Participants directly from the Funds that are effected in-kind (i.e., for securities), the Board concluded that those trades do not have the potential to cause the harmful effects that may result from frequent cash trades. To the extent that a Fund may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the Board recognized that such trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that a Fund’s shares trade at or close to NAV. In addition, the Board recognized that the Funds impose fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades.

Section 4 Investing in the Funds	51

Section 5 General Information

Dividends and Distributions
As a Fund shareholder, you are entitled to your share of the Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as dividends and distributions.
Each Fund may earn interest from its investments in common stocks. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as dividends. Dividends, if any, are declared and paid annually for each Fund except NUDV. Dividends, if any, are declared and paid quarterly with respect to NUDV.
Each Fund will generally realize short-term capital gains or losses whenever it sells assets held for one year or less. Net short-term capital gains will generally be treated as ordinary income when distributed to shareholders. Each Fund will generally realize long-term capital gains or losses whenever it sells assets held for more than one year. Net capital gains (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) are distributed to shareholders once a year at year end.
Each Fund reserves the right to declare special distributions if such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Your broker is responsible for distributing any dividends and capital gain distributions to you.
Dividend Reinvestment Service
No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market.

Taxes
As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this prospectus is provided as general information, based on current laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. There is no guarantee that shares of the Funds will receive certain regulatory or accounting treatment. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds. Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Funds make distributions, you sell Fund shares, or (for Authorized Participants only) you purchase or redeem Creation Units.

52	Section 5 General Information

Taxes and Tax Reporting
Each Fund intends to qualify each year for treatment as a regulated investment company. If it meets certain minimum distribution requirements, a regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund intends to make distributions that may be taxed as ordinary income or capital gains. Distributions of a Fund’s net capital gain are taxable as long-term capital gains regardless of how long you have owned your shares. For non-corporate shareholders, long-term capital gains are generally taxable at tax rates up to 20% (lower tax rates apply to individuals in lower tax brackets), while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The tax you pay on a given capital gains distribution depends generally on how long the Fund has held the portfolio securities it sold and not on how long you have owned your Fund shares.
Dividends that are reported by a Fund as qualified dividend income are generally taxable to non-corporate shareholders at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income generally is income derived from dividends paid to a Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. For dividends to be taxed as qualified dividend income to a non-corporate shareholder, a Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of Fund shares. Holding periods may be suspended for these purposes for stock that is hedged.
Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.
The sale of shares in your account may produce a gain or loss, and is a taxable event. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of long-term capital gain dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.
In general, your distributions are subject to federal income tax for the year in which they are paid. Distributions paid in January, but declared and payable to shareholders of record in October, November or December of the prior year, however, may be taxable to you in the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).
REITs in which a Fund may invest often do not provide complete and final tax information to a Fund until after the time that a Fund issues a tax reporting statement. As

Section 5 General Information	53

a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions after it issues a tax reporting statement. If this were to occur, the financial intermediary with whom you hold your shares will send you a corrected, final Form 1099-DIV to reflect the reclassified information.
Early in each year, you will receive a statement from the firm through which you hold your Fund shares detailing the amount and nature of all distributions that you were paid during the prior year. The tax status of your distributions is the same whether you reinvest them or elect to receive them in cash.
Dividends and distributions from the Funds and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.
When seeking to satisfy redemption requests in whole or in part on a cash basis, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process were used.
Distributions (other than capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.
Please note that if you do not furnish the Fund with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the Fund to withhold, federal law requires the Fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.
Qualified Business Income
A portion of the Fund’s portfolio holdings may consist of REITs. For tax years beginning after December 31, 2017, the Tax Cuts and Jobs Act generally would allow a non-corporate taxpayer a deduction equal to the investor’s combined qualified business income, which would include 20% of the investor’s qualified REIT dividends. Treasury has issued regulations that allow regulated investment companies (“RICs”) such as a Fund to report a portion of their distributions that relate to dividends received from REITs as qualified REIT dividends eligible for the 20% deduction. The total amount of Fund distributions that qualify for this deduction is disclosed to investors on their Forms 1099-DIV, which are made available in February after the close of a calendar year.

54	Section 5 General Information

Buying or Selling Shares Close to a Record Date
Buying Fund shares shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend” and generally should be avoided by taxable investors. The entire distribution may be taxable to you even though a portion of the distribution effectively represents a return of your purchase price.
Cost Basis Method
You may elect a cost basis method to apply to shares held in your account with your financial intermediary. The cost basis method you select will determine the order in which such shares are sold and how your cost basis information is calculated and subsequently reported to you and to the Internal Revenue Service. Please consult your tax advisor to determine which cost basis method best suits your specific situation. Please contact your financial intermediary for instructions on how to make your election. If you do not make an election, your financial intermediary will choose its own default cost basis method.
Taxes on Creation and Redemption of Creation Units
An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position.
Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.
Persons exchanging securities for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the Funds under all applicable tax laws.

Section 5 General Information	55

Net Asset Value
Each Fund’s NAV is determined as of the close of trading (normally 4:00 p.m. New York time) on the New York Stock Exchange (“NYSE”) on each Business Day. Each Fund’s NAV per share is calculated by taking the value of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. Each Fund’s latest NAV per share is available on the Fund’s website at www.nuveen.com/etf.
In determining NAV, exchange-traded instruments generally are valued at the last reported sales price or official closing price on an exchange, if available. Independent pricing services typically value non-exchange-traded instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows, and transactions for comparable instruments. In pricing certain instruments, the pricing services may consider information about an instrument’s issuer or market activity provided by the Adviser or Sub-Adviser.
If a price cannot be obtained from a pricing service or other pre-approved source, or if, in the judgment of the Adviser, a price is unreliable, a portfolio instrument will be valued at its fair value as determined in good faith by the Board or its appointee. The Adviser may determine that a price is unreliable in various circumstances. For example, a price may be deemed unreliable if it has not changed for an identified period of time, or has changed from the previous day’s price by more than a threshold amount, and recent transactions and/or broker dealer price quotations differ materially from the price in question.
The Board has adopted valuation procedures for the Funds and has appointed the Adviser’s Valuation Committee with the day-to-day responsibility for fair value determinations. All fair value determinations made by the Valuation Committee are subject to review and ratification by the Board. As a general principle, the fair value of a portfolio instrument is the amount that an owner might reasonably expect to receive upon the instrument’s current sale. A range of factors and analysis may be considered when determining fair value, including relevant market data, interest rates, credit considerations and/or issuer specific news. However, fair valuation involves subjective judgments, and it is possible that the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

Premium/Discount Information
Information showing the number of days the market price of each Fund’s shares was greater than the Fund’s NAV per share (i.e., at a premium) and the number of days it was less than the Fund’s NAV per share (i.e., at a discount) are made available on the Funds’ website at www.nuveen.com/etf.

Fund Service Providers
Brown Brothers Harriman (“BBH”) is the administrator, custodian and transfer agent for the Funds.

56	Section 5 General Information

Index Provider
The Funds are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in funds generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the Indexes, each of which is determined, composed and calculated by MSCI without regard to the issuer of the Funds or the Funds. MSCI has no obligation to take the needs of the issuer of the Funds or the owners of the Funds into consideration in determining, composing or calculating the Indexes. MSCI is not responsible for, and has not participated in, the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the Funds in connection with the administration, marketing or trading of the Funds.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Index, which is owned, calculated and controlled by MSCI, incorporates ESG criteria initially established by the Sub-Adviser. TIAA has licensed its name to MSCI for use in the name of each Index.

Section 5 General Information	57

Listing Exchange
Shares of the Funds are not sponsored, endorsed or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the ability of a Fund to track the total return performance of its Index or the ability of the Index to track the total return performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Indexes, nor in the determination of the timing of, prices of or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of shares of the Funds in connection with the administration, marketing or trading of shares of the Funds. The Listing Exchange does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the Trust, on behalf of the Funds as licensees, licensees’ customers and counterparties, owners of shares of the Funds or any other person or entity, from the use of the Indexes or any data included therein in connection with the rights licensed as described herein or for any other use.
The Listing Exchange makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

58	Section 5 General Information

Section 6 Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance for the period of operations for the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This has been derived from information that has been audited by KPMG LLP, whose report for the most recent fiscal year, along with each Fund’s financial statements, are included in the annual report, which is available upon request.
Selected data for a share outstanding throughout the period:

		Investment Operations			Less Distributions
Year Ended October 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
NUDV
2021(d)	$25.00	$0.05	$0.64	$0.69	$ -	$ -	$ -	$25.69	$25.71
NULC
2021	31.05	0.46	13.25	13.71	(0.48)	(0.94)	(1.42)	43.34	43.39
2020	28.01	0.53	2.74	3.27	(0.21)	(0.02)	(0.23)	31.05	30.95
2019(e)	24.96	0.19	2.86	3.05	-	-	-	28.01	27.99
NULG
2021	49.60	0.07	23.82	23.89	(0.11)	(1.40)	(1.51)	71.98	72.01
2020	38.97	0.18	10.91	11.09	(0.20)	(0.26)	(0.46)	49.60	49.54
2019	33.84	0.29	5.96	6.25	(0.24)	(0.88)	(1.12)	38.97	39.00
2018	30.47	0.25	3.31	3.56	(0.09)	(0.10)	(0.19)	33.84	33.87
2017(f)	25.21	0.24	5.02	5.26	-	-	-	30.47	30.53
NULV
2021	28.62	0.77	10.50	11.27	(0.47)	-	(0.47)	39.42	39.44
2020	31.52	0.77	(3.19)	(2.42)	(0.48)	-	(0.48)	28.62	28.65
2019	28.75	0.74	3.00	3.74	(0.57)	(0.40)	(0.97)	31.52	31.52
2018	27.83	0.71	0.56	1.27	(0.27)	(0.08)	(0.35)	28.75	28.80
2017(f)	25.09	0.53	2.21	2.74	-	-	-	27.83	27.88
NUMG
2021	42.94	(0.03)	16.66	16.63	(0.02)	(1.87)	(1.89)	57.68	57.71
2020	33.26	0.03	9.75	9.78	(0.10)	-	(0.10)	42.94	42.83
2019	29.93	0.06	4.62	4.68	(0.06)	(1.29)	(1.35)	33.26	33.32
2018	28.44	0.07	1.58	1.65	(0.04)	(0.12)	(0.16)	29.93	30.12
2017(f)	25.10	0.09	3.25	3.34	-	-	-	28.44	28.46
NUMV
2021	25.64	0.54	12.68	13.22	(0.42)	-	(0.42)	38.44	38.50
2020	29.50	0.57	(3.71)	(3.14)	(0.72)	-	(0.72)	25.64	25.67
2019	27.04	0.64	2.78	3.42	(0.62)	(0.34)	(0.96)	29.50	29.57
2018	27.00	0.65	(0.38)	0.27	(0.19)	(0.04)	(0.23)	27.04	27.09
2017(f)	25.04	0.48	1.48	1.96	-	-	-	27.00	27.01
NUSC
2021	30.68	0.36	14.41	14.77	(0.20)	-	(0.20)	45.25	45.27
2020	29.65	0.28	1.03	1.31	(0.28)	-	(0.28)	30.68	30.74
2019	28.23	0.34	2.06	2.40	(0.27)	(0.71)	(0.98)	29.65	29.70
2018	27.84	0.35	0.30	0.65	(0.18)	(0.08)	(0.26)	28.23	28.27
2017(f)	25.01	0.27	2.56	2.83	-	-	-	27.84	27.89

Section 6 Financial Highlights	59

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets
Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate(c)

2.74%	2.85%	$5,137	0.25%*	2.04	%*	0%

45.28	45.91	30,335	0.20	1.20		49
11.71	11.43	17,079	0.20	1.81		61
12.22	12.14	8,403	0.20*	1.75	*	9

49.04	49.29	942,876	0.34	0.11		66
28.66	28.42	344,703	0.35	0.39		86
19.57	19.53	83,789	0.35	0.82		61
11.70	11.61	59,212	0.35	0.73		65
20.88	21.10	24,380	0.35*	0.98	*	30

39.68	39.63	1,176,613	0.34	2.13		59
(7.87)	(7.78)	535,228	0.35	2.63		38
13.80	13.59	94,569	0.35	2.51		66
4.57	4.56	45,995	0.35	2.46		59
10.90	11.11	27,828	0.35*	2.30	*	33

39.51	39.92	400,877	0.39	(0.06)		83
29.43	28.90	193,216	0.40	0.08		94
16.93	16.41	53,222	0.40	0.19		67
5.84	6.41	49,388	0.40	0.23		60
13.30	13.38	21,330	0.40*	0.38	*	53

51.97	52.06	276,751	0.39	1.57		67
(10.98)	(11.11)	119,241	0.40	2.25		72
13.51	13.57	54,573	0.40	2.31		70
0.97	1.13	47,318	0.40	2.30		69
7.82	7.86	22,951	0.40*	2.12	*	46

48.28	48.03	1,106,366	0.39	0.85		60
4.40	4.44	369,634	0.40	0.98		54
9.24	9.26	167,515	0.40	1.17		32
2.32	2.30	80,447	0.40	1.17		54
11.34	11.54	30,629	0.40*	1.17	*	36
(a) Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b) Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c) Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares.
(d) For the period September 27, 2021 (commencement of operations) through October 31, 2021.
(e) For the period June 3, 2019 (commencement of operations) through October 31, 2019.
(f) For the period December 13, 2016 (commencement of operations) through October 31, 2017.
* Annualized.

60	Section 6 Financial Highlights

Several additional sources of information are available to you, including the codes of ethics adopted by the Funds, Nuveen, the Adviser and the Sub-Adviser. The statement of additional information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the Funds included in this prospectus. Additional information about the Funds’ investments will be available in the annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Funds’ most recent statement of additional information, annual and semi-annual reports and certain other information are available, free of charge, by calling Nuveen Investor Services at (888) 290-9881, on the Funds’ website at www.nuveen.com/etf, or through your financial advisor. Shareholders may call the toll free number above with any inquiries.
You may also obtain this and other Fund information directly from the SEC. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov. The SEC may charge a copying fee for this information.
Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, Illinois 60606
www.nuveen.com/etf
No person has been authorized to give any information or to make any representations other than those contained in this prospectus in connection with the offer of Fund shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Funds. Neither the delivery of this prospectus nor any sale of Fund shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this prospectus. Please read and keep this prospectus for future reference.
Dealers effecting transactions in Fund shares, whether or not participating in this distribution, are generally required to deliver a prospectus. This is in addition to any obligation of dealers to deliver a prospectus when acting as underwriters.
The Funds are a series of Nushares ETF Trust, whose Investment Company Act file number is 811-23161.

NPR-NSESG-0222P

Exchange-Traded Funds	28 February 2022

	Listing Exchange	Ticker Symbol
Fund Name
Nuveen ESG International Developed Markets Equity ETF	Cboe BZX Exchange, Inc.	NUDM
Nuveen ESG Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.	NUEM

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As permitted by regulations adopted by the SEC, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares.
You may elect to receive all future reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

Prospectus

Section 1 Fund Summaries 2
Nuveen ESG International Developed Markets Equity ETF 2
Nuveen ESG Emerging Markets Equity ETF 7
Section 2 Additional Detail About the Funds’
Strategies, Holdings and Risks 12
Investment Objectives and Principal Investment Strategies 12
Portfolio Holdings 13
Disclosure of Portfolio Holdings 14
Risks 15
Section 3 Fund Management 25
Who Manages the Funds 25
Management Fees 26
Section 4 Investing in the Funds 27
Purchase and Sale of Fund Shares 27
Purchase and Redemption of Creation Units 28
Distributor 28
Distribution and Service Payments 29
Frequent Trading 30
Section 5 General Information 31
Dividends and Distributions 31
Taxes 31
Net Asset Value 35
Premium/Discount Information 36
Fund Service Providers 36
Index Provider 36
Listing Exchange 37
Section 6 Financial Highlights 38

NOT FDIC OR GOVERNMENT INSURED MAY LOSE VALUE NO BANK GUARANTEE

Section 1 Fund Summaries
Nuveen ESG International Developed Markets Equity ETF
Investment Objective
Nuveen ESG International Developed Markets Equity ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the TIAA ESG International Developed Markets Equity Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%[1]
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%[1]

1 Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the Index, which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries with developed markets, excluding the United States and Canada, that meet certain environmental, social, and governance (“ESG”) criteria. The Index selects from the securities included in the MSCI EAFE Index (the “Base Index”), which currently consists of large- and mid-capitalization companies located in one of the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Securities in the Base Index are weighted based on market capitalization. MSCI Inc. (“MSCI”) is the index provider for the Index and the Base Index. The Index and the Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the Fund’s investment adviser, sub-adviser nor their affiliates has any discretion to select Index components or change the Index methodology.
The Index identifies equity securities from the Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Environmental assessment categories can include how a company is

2	Section 1 Fund Summaries

addressing climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance assessment categories can include governance practices and business ethics. The ESG criteria also consider how well a company adheres to national and international laws and regulations as well as commonly accepted global norms related to ESG matters. Index rules generally exclude companies with significant activities in certain controversial businesses, including those involving alcohol, tobacco, nuclear power, gambling, and firearms and other weapons, among others. Companies otherwise eligible for inclusion in the Index that exceed certain carbon-based ownership and emissions thresholds are excluded from the Index.
Companies that meet the ESG criteria are then ranked within their respective sectors based on their ESG performance score. The highest ranked companies in each sector are identified as eligible for inclusion in the Index until such point that the aggregate weight of companies in the sector reaches 50% of the market cap of such sector in the Base Index. For example, if the market capitalization of all consumer discretionary sector companies included in the Base Index totals $200 billion, then the Index would screen these consumer discretionary sector companies, rank them based on ESG performance scores, and add the highest scoring companies to the Index until such point that their combined total market capitalization reaches $100 billion. Those companies identified as eligible for inclusion in the Index are market capitalization weighted within their respective sectors. Once the universe of eligible Index components is established, the Index optimizes the market cap weightings of individual components to approximate the sector weightings of the Base Index, within certain constraints established by the Index.
In seeking to track the investment results of the Index, the Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the securities represented in the Index in approximately the same proportions as the Index. The Index is normally rebalanced and reconstituted quarterly in February, May, August, and November. The Index may also remove a security at any time in response to a corporate event such as bankruptcy, delisting, merger or acquisition that causes the security to become ineligible for inclusion in the Index. The Fund makes changes to its portfolio shortly after any Index changes are made public. As of December 31, 2021, the Index was comprised of 173 securities.
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index and depositary receipts representing securities in the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Concentration Risk—To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries or sector.
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines

Section 1 Fund Summaries	3

in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.
ESG Strategy Risk—Because the Fund’s ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended. Further, in selecting companies for inclusion in the Index, the Index Provider relies on information and ESG performance data from an affiliated research provider, which could be incomplete or erroneous, which in turn could cause the Index Provider to assess a company’s ESG characteristics incorrectly.
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse conditions affecting that country or region. Additionally, non-U.S. securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements than domestic issuers.
Geographic Concentration Risk—To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region and/or the depositary receipts representing such securities, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies located in Japan and Europe, particularly the United Kingdom, although this may change over time.
Index Provider Risk—There is no assurance that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, an index provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs. Unusual market conditions may cause an index provider to postpone a scheduled rebalance. Such a postponement in a time of market volatility could mean a constituent that would otherwise be removed at rebalance may remain, causing the performance and constituents of the index to vary from those expected under normal conditions. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.
Investment Style Risk—The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets or in response to changing market conditions. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. In addition, because the Index selects securities for inclusion based on ESG criteria, the Fund may forgo some market opportunities available to funds that do not use these criteria.
Market Trading Risks—The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. In addition, the Funds’ underlying portfolio holdings trade on foreign exchanges that may be closed when the national securities exchange on which the Fund’s shares trade is open (and vice versa), which may result in larger differences between the Fund’s NAV and its market price than those experienced by ETFs that invest in domestic securities. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular

4	Section 1 Fund Summaries

security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.
Mid-Cap Company Risk—Securities of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or broader market averages in general.
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Tracking Error Risk—Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of, for example, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, but the Index does not.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. Both the bar chart and the table assume that all distributions have been reinvested. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.
During the period reflected in the bar chart above, the Fund’s highest and lowest quarterly returns were 17.51% and -21.73%, respectively, for the quarters ended December 31, 2020 and March 31, 2020.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and the Index. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Section 1 Fund Summaries	5

		Average Annual Total Returns for the Periods Ended December 31, 2021
	Inception Date	1 Year	Since Inception
NUDM (return before taxes)	06/06/17	10.21%	7.71%
NUDM (return after taxes on distributions)		8.83%	7.08%
NUDM (return after taxes on distributions and sale of Fund shares)		6.52%	6.00%
MSCI EAFE Index (reflects no deduction for taxes or sales loads)		11.26%	7.18%
TIAA ESG International Developed Markets Equity Index (reflects no deduction for fees, expenses or taxes)		10.52%	8.03%
Management
Investment Adviser
Nuveen Fund Advisors, LLC
Sub-Adviser
Teachers Advisors, LLC
Portfolio Managers

Name	Title	Portfolio Manager of Fund Since

Philip James (Jim) Campagna, CFA	Managing Director	June 2017
Lei Liao, CFA	Managing Director	June 2017

Purchase and Sale of Fund Shares
The Fund is an ETF. Shares of the Fund are listed on a national securities exchange and can only be bought and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.nuveen.com/etf.
Tax Information
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s investment adviser or its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6	Section 1 Fund Summaries

Nuveen ESG Emerging Markets Equity ETF
Investment Objective
Nuveen ESG Emerging Markets Equity ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the TIAA ESG Emerging Markets Equity Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%[1]
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.35%[1]

1 Restated to reflect a reduction in the Fund’s contractual management fee effective September 28, 2021.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the Index, which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries with emerging markets that meet certain environmental, social, and governance (“ESG”) criteria. The Index selects from the securities included in the MSCI Emerging Markets Index (the “Base Index”), which currently consists of large- and mid-capitalization companies located in one of the following 26 emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. Securities in the Base Index are weighted based on market capitalization. MSCI Inc. (“MSCI”), is the index provider for the Index and the Base Index. The Index and the Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the Fund’s investment adviser, sub-adviser nor their affiliates has any discretion to select Index components or change the Index methodology.
The Index identifies equity securities from the Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Environmental assessment categories can include how a company is addressing climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance assessment categories can include governance practices and business ethics. The ESG criteria also

Section 1 Fund Summaries	7

consider how well a company adheres to national and international laws and regulations as well as commonly accepted global norms related to ESG matters. Index rules generally exclude companies with significant activities in certain controversial businesses, including those involving alcohol, tobacco, nuclear power, gambling, and firearms and other weapons, among others. Companies otherwise eligible for inclusion in the Index that exceed certain carbon-based ownership and emissions thresholds are excluded from the Index.
Companies that meet the ESG criteria are then ranked within their respective sectors based on their ESG performance score. The highest ranked companies in each sector are identified as eligible for inclusion in the Index until such point that the aggregate weight of companies in the sector reaches 50% of the market cap of such sector in the Base Index. For example, if the market capitalization of all consumer discretionary sector companies included in the Base Index totals $200 billion, then the Index would screen these consumer discretionary sector companies, rank them based on ESG performance scores, and add the highest scoring companies to the Index until such point that their combined total market capitalization reaches $100 billion. Those companies identified as eligible for inclusion in the Index are market capitalization weighted within their respective sectors. Once the universe of eligible Index components is established, the Index optimizes the market cap weightings of individual components to approximate the sector weightings of the Base Index, within certain constraints established by the Index. As of the date of this prospectus, a significant portion of the Index is comprised of companies in the consumer discretionary sector.
In seeking to track the investment results of the Index, the Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the securities represented in the Index in approximately the same proportions as the Index. The Index is normally rebalanced and reconstituted quarterly in February, May, August, and November. The Index may also remove a security at any time in response to a corporate event such as bankruptcy, delisting, merger or acquisition that causes the security to become ineligible for inclusion in the Index. The Fund makes changes to its portfolio shortly after any Index changes are made public. As of December 31, 2021, the Index was comprised of 225 securities.
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index and depositary receipts representing securities in the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Concentration Risk—To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries or sector.
Consumer Discretionary Sector Risk—The Fund currently invests a significant portion of its assets in the consumer discretionary sector, although this may change over time. Consumer discretionary companies, such as retailers, media companies and consumer services companies, provide non-essential goods and services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

8	Section 1 Fund Summaries

Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.
Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries and their economies may be based on only a few industries. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. Financial and other reporting by companies and government entities also may be less reliable or difficult to obtain in emerging market countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries. Shareholder claims and regulatory actions that are available in the U.S. may be difficult or impossible to pursue in emerging market countries.
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.
ESG Strategy Risk—Because the Fund’s ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended. Further, in selecting companies for inclusion in the Index, the Index Provider relies on information and ESG performance data from an affiliated research provider, which could be incomplete or erroneous, which in turn could cause the Index Provider to assess a company’s ESG characteristics incorrectly.
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse conditions affecting that country or region. Additionally, non-U.S. securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements than domestic issuers. The Fund currently invests a significant portion of its assets in companies located in China, although this may change over time. The Fund's investments in China include companies operated through legal structures known as variable interest entities ("VIEs"), which are not formally recognized under Chinese law and are subject to the risk, among others, that China could cease to allow VIEs at any time or impose new restrictions on the structure, either of which could result in significant economic losses to the Fund.
Geographic Concentration Risk—To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region and/or the depositary receipts representing such securities, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies located in China and other Asian countries, although this may change over time.
Index Provider Risk—There is no assurance that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, an index provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs. Unusual market conditions may cause an index provider to postpone a scheduled rebalance. Such a postponement in a time of market volatility could mean a constituent that would otherwise be removed at rebalance may remain, causing the performance and constituents of the index to vary from those expected under normal conditions. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.

Section 1 Fund Summaries	9

Investment Style Risk—The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets or in response to changing market conditions. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. In addition, because the Index selects securities for inclusion based on ESG criteria, the Fund may forgo some market opportunities available to funds that do not use these criteria.
Market Trading Risks—The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. In addition, the Funds’ underlying portfolio holdings trade on foreign exchanges that may be closed when the national securities exchange on which the Fund’s shares trade is open (and vice versa), which may result in larger differences between the Fund’s NAV and its market price than those experienced by ETFs that invest in domestic securities. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.
Mid-Cap Company Risk—Securities of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or broader market averages in general.
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Tracking Error Risk—Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of, for example, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, but the Index does not.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. Both the bar chart and the table assume that all distributions have been reinvested. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.

10	Section 1 Fund Summaries

During the period reflected in the bar chart above, the Fund’s highest and lowest quarterly returns were 20.21% and -22.42%, respectively, for the quarters ended December 31, 2020 and March 31, 2020.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and the Index. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

		Average Annual Total Returns for the Periods Ended December 31, 2021
	Inception Date	1 Year	Since Inception
NUEM (return before taxes)	06/06/17	(1.19)%	7.64%
NUEM (return after taxes on distributions)		(1.84)%	7.17%
NUEM (return after taxes on distributions and sale of Fund shares)		(0.38)%	5.94%
MSCI Emerging Markets Index (reflects no deduction for taxes or sales loads)		(2.54)%	6.80%
TIAA ESG Emerging Markets Equity Index (reflects no deduction for fees, expenses or taxes)		(0.38)%	8.50%
Management
Investment Adviser
Nuveen Fund Advisors, LLC
Sub-Adviser
Teachers Advisors, LLC
Portfolio Managers

Name	Title	Portfolio Manager of Fund Since

Philip James (Jim) Campagna, CFA	Managing Director	June 2017
Lei Liao, CFA	Managing Director	June 2017

Purchase and Sale of Fund Shares
The Fund is an ETF. Shares of the Fund are listed on a national securities exchange and can only be bought and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.nuveen.com/etf.
Tax Information
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s investment adviser or its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Section 1 Fund Summaries	11

Section 2 Additional Detail About the Funds’ Strategies, Holdings and Risks
This prospectus contains important information about investing in the Funds. Please read this prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at www.nuveen.com/etf or by calling Nuveen Investor Services at (888) 290-9881.
Each Fund is designed to track an index that is not representative of the market as a whole. Each Fund is designed to be used as part of a broader asset allocation strategy, and thus an investment in a Fund should not be considered a complete investment program.
Each Index is a theoretical financial calculation, whereas a Fund is an actual investment portfolio. The performance of a Fund and its Index may vary for a number of reasons, including transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), and differences between a Fund’s portfolio and its Index resulting from legal restrictions (such as tax diversification requirements) that apply to the Fund but not to the Index. On an annual basis, each Fund’s tracking error (i.e., the divergence of a Fund’s performance from that of its Index) is generally expected to be less than 5%.

Investment Objectives and Principal Investment Strategies
Each Fund’s investment objective, which is described in the “Fund Summaries” section, may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval.
Each Fund’s investment policies may be changed by the Board without shareholder approval unless otherwise noted in this prospectus or the statement of additional information.
Each Fund has adopted policies whereby, under normal market conditions, it will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of its Index and in depositary receipts representing securities in its Index (the “Name Policy”). If the Name Policy changes, you will be notified at least 60 days in advance. Each Fund may consider both direct investments and indirect investments (e.g., investments in other investment companies, derivatives and synthetic instruments with economic characteristics similar to the direct investments that meet the Name Policy) when determining compliance with the Name Policy. For purposes of the Name Policy, the Funds will value eligible derivatives at fair value or market value and not notional value.
Each Fund’s principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that each Fund’s investment adviser and sub-adviser believe are most likely to be important in trying to achieve the Fund’s investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Funds’ sub-adviser uses, or may use, to achieve each Fund’s objective. You should be aware that each Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information. For a copy of the statement of

12	Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks

additional information, call Nuveen Investor Services at (888) 290-9881 or visit the Funds’ website at www.nuveen.com/etf.

Portfolio Holdings
Under normal market conditions, each Fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in component securities of its Index. Each Fund may also, as a non-principal strategy, invest up to 20% of its assets in securities and other instruments that the Fund’s sub-adviser believes will help it track its Index, such as shares of other investment companies (including other ETFs), derivative instruments (including forward contracts, futures contracts, options on futures contracts, options and swaps), and cash and cash equivalents. Additional information about each Fund’s portfolio holdings can be found below.
Equity Securities
The Funds invest in equity securities. Equity securities generally include common stocks; preferred securities; warrants to purchase common stocks and preferred securities; convertible debt securities that are either in the money or immediately convertible into common stocks or preferred securities; common and preferred securities issued by master limited partnerships and real estate investment trusts (“REITs”); depositary receipts; and other securities with equity characteristics.
REITs
As a non-principal investment strategy, each Fund may invest in REITs. REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:
• Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
• Mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
• Hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.
The only REITs included in the Index are equity REITs. The Fund can invest in common stock, preferred securities and convertible securities issued by equity REITs.
Derivatives
As a non-principal investment strategy, each Fund may invest in derivatives. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, loans, commodities, interest rates, currency exchange rates, and various domestic and foreign indices. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements.
Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on a Fund’s performance.
Investment Companies and Other Pooled Investment Vehicles
As a non-principal investment strategy, each Fund may invest in securities of other open-end or closed-end investment companies, including ETFs. As a shareholder in an

Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks	13

investment company or other pooled investment vehicle, each Fund will bear its ratable share of that vehicle’s expenses, and would remain subject to payment of the Fund’s management fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in an investment company or other pooled investment vehicle. In addition, each Fund will incur brokerage costs when purchasing and selling shares of ETFs. Securities of investment companies or other pooled investment vehicles may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged vehicles.
Generally, investments in other investment companies (including ETFs) are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended ("1940 Act"). These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Subject to certain conditions, a Fund also may invest in money market funds beyond the statutory limits described above.
Cash Equivalents and Short-Term Investments
As a non-principal investment strategy, each Fund may invest in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds, in such proportions as warranted by prevailing market conditions and the Funds’ principal investment strategies. The Funds may temporarily invest without limit in such holdings for liquidity purposes. Being invested in these securities may keep a Fund from participating in a market upswing and prevent a Fund from achieving its investment objective.
Temporary Defensive Positions
In certain situations or market conditions, such as in the case of liquidity concerns and/or unusually large cash inflows or redemptions, a Fund may temporarily depart from its normal investment policies and strategies, provided that the alternative is consistent with the Fund’s investment objective and is in the best interest of the Fund’s shareholders.

Disclosure of Portfolio Holdings
A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information. In addition, the identities and quantities of the securities held by each Fund are disclosed on the Fund’s website.

14	Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks

Risks
Risk is inherent in all investing. Investing in the Funds involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the principal risks and certain other risks that you assume when you invest in the Funds. Descriptions of these risks listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. Because of these risks, you should consider an investment in a Fund to be a long-term investment.
Principal Risks
Concentration risk: To the extent that a Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, a Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. Concentrated exposure to an industry or group of industries may cause a Fund to experience increased market price volatility compared to funds that invest more broadly in the overall market.
Consumer discretionary sector risk: The Nuveen ESG Emerging Markets Equity ETF (“ESG Emerging Markets ETF”) currently invests a significant portion of its assets in the consumer discretionary sector, although this may change over time. Consumer discretionary companies, such as retailers, media companies and consumer services companies, provide non-essential goods and services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Consumer discretionary companies may also be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can also affect the demand or, and success of, consumer discretionary products in the marketplace. Consumer discretionary companies have historically been characterized as relatively cyclical and therefore more volatile in times of change.
Currency risk: The Funds will invest in non-U.S. securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of such securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities, and hence the NAV of the Funds. A strong U.S. dollar relative to these foreign currencies will adversely affect the value of the Funds.
Cybersecurity risk: Intentional cybersecurity breaches include: unauthorized access to systems, networks or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary

Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks	15

information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a Fund, a Fund’s adviser or sub-adviser, a financial intermediary, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs or financial loss. Negative impacts on a Fund could include the inability to calculate net asset value, transact business, process transactions on behalf of shareholders or safeguard data. In addition, such incidents could affect issuers in which a Fund invests, and thereby cause a Fund’s investments to lose value.
Emerging markets risk: The ESG Emerging Markets ETF invests in the securities of companies located in emerging market countries. The risk of foreign investment often increases in countries with emerging markets. Emerging markets generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies. Obtaining disclosures comparable to frequency, availability and quality of disclosures required by securities in the U.S. may be difficult. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems and currency volatility. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as a fund are subject to a variety of special restrictions in many emerging market countries. Shareholder claims that are available in the U.S., as well as regulatory oversight, authority and enforcement actions that are common in the U.S. by regulators, may be difficult or impossible for shareholders of securities in emerging market countries or for U.S. authorities to pursue.
Equity security risk: Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time. Even a long-term investment approach cannot guarantee a profit. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Adverse events in any part of the U.S. and global financial markets may have unexpected negative effects on equity markets. These events may at times result in unusually high market volatility, including short-term volatility, which could negatively affect Fund performance.
A variety of factors can negatively affect the price of a particular company's equity securities. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.
ESG strategy risk: Because a Fund’s ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), a Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause a Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by a Fund’s ESG investment strategy do not operate as expected when addressing ESG issues. A company’s ESG performance or practices or the sub-adviser’s assessment of those actions could vary over time, which could cause a Fund to be temporarily invested in companies that do not comply with a Fund’s approach towards considering ESG characteristics. There are significant differences in

16	Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks

interpretations of what it means for a company to have positive ESG characteristics. While the sub-adviser believes its evaluation of ESG characteristics is reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views. As a result, a Fund may invest in securities that do not reflect the beliefs of any particular investor. In making investment decisions, the sub-adviser relies on information and data that could be incomplete or erroneous, which could cause the sub-adviser to incorrectly assess a company’s ESG characteristics. The third-party data providers may differ in the data they provide for a given security or between industries, or may only take into account one of many ESG-related components of a company. Furthermore, data availability and reporting with respect to ESG criteria may not always be available or may become unreliable.
Regulatory changes or interpretations regarding the definitions and/or use of ESG characteristics could have a material adverse effect on a Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the Funds, whose strategies include ESG factors.
Foreign investment risk: Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to or different than those of issuers that are located in or principally operated in the United States due to political, social and economic developments abroad, different regulatory environments and laws, potential seizure by the government of company assets, higher taxation, withholding taxes on dividends and interest and limitations on the use or transfer of portfolio assets. If any of these events were to occur, the affected security may experience drastic declines. In the event of a seizure of assets by a non-U.S. government, a Fund could lose its entire investment in that particular country.
To the extent a Fund invests in depositary receipts, the Fund will be subject to many of the same risks as when investing directly in non-U.S. securities. The holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored depositary receipt.
Other non-U.S. investment risks include the following:
• Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments.
• Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.
• Non-U.S. markets may be less liquid and more volatile than U.S. markets.
• The U.S. and non-U.S. markets often rise and fall at different times or by different amounts due to economic or other developments particular to a given country or region. This phenomenon would tend to lower the overall price volatility of a portfolio that included both U.S. and non-U.S. securities. Sometimes, however, global trends will cause the U.S. and non-U.S. markets to move in the same direction, reducing or eliminating the risk reduction benefit of international investing.
• Non-U.S. securities traded on foreign exchanges, particularly in emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked

Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks	17

prices for securities. In addition, non-U.S. exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. exchange transactions.
• A Fund’s income from non-U.S. issuers may be subject to non-U.S. withholding taxes. In some countries, a Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent non-U.S. income taxes are paid by a Fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes.
Some countries restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.
To the extent a Fund invests a significant portion of its assets in the securities of companies in a single country or region (or depositary receipts representing such securities), it is more likely to be impacted by events or conditions affecting that country or region. Investment in a Fund may be more exposed to a single country or a region’s economic cycles, stock market valuations and currency, which could increase its risk compared with a more geographically diversified fund. In addition, political, social, regulatory, economic or environmental events that occur in a single country or region may adversely affect the values of that country or region’s securities and thus the holdings of the Fund.
Geographic concentration risk: To the extent a Fund invests a significant portion of its assets in the securities of companies in a single country or region (or depositary receipts representing such securities), it is more likely to be impacted by events or conditions affecting that country or region. Investment in a Fund may be more exposed to a single country or a region’s economic cycles, stock market valuations and currency, which could increase its risk compared with a more geographically diversified fund. In addition, political, social, regulatory, economic or environmental events that occur in a single country or region may adversely affect the values of that country or region’s securities and thus the holdings of the Fund.
Index provider risk: There is no assurance that an Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, an index provider may carry out an unscheduled rebalance or other modification of an Index constituents or weightings, which may increase a Fund’s costs. Unusual market conditions may cause an index provider to postpone a scheduled rebalance. Such a postponement in a time of market volatility could mean a constituent that would otherwise be removed at rebalance may remain, causing the performance and constituents of the index to vary from those expected under normal conditions. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.
Investment style risk: Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. Each Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. In addition, because the Index selects securities for

18	Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks

inclusion based on ESG criteria, a Fund may forgo some market opportunities available to funds that do not use these criteria.
Market trading risks: As with all ETFs, a Fund’s shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund’s share typically will approximate its NAV, there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy a Fund’s shares on the secondary market, and you may receive more or less than NAV when you sell those shares. In times of market stress, a Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between a Fund’s market price and its NAV. In addition, the Funds’ underlying portfolio holdings trade on foreign exchanges that may be closed when the national securities exchange on which the Fund’s shares trade is open (and vice versa), which may result in larger differences between the Fund’s NAV and its market price than those experienced by ETFs that invest in domestic securities.
Only certain institutional investors are eligible to purchase and redeem shares directly from a Fund at NAV. In addition, efficient trading in a Fund’s shares on the secondary market depends on the participation of firms acting as market makers and/or liquidity providers in the market place. To the extent these market maker and authorized participant firms exit the ETF business or otherwise significantly reduce their business activities and no other entities step forward to perform these functions, a Fund’s shares may trade at a material discount to NAV.
During periods of high market volatility, a Fund’s share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund’s share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order.
Although each Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (discussed in further detail below). Trading of a Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage).
Buying or selling a Fund’s shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread;” that is, the difference between what investors are willing to pay for a Fund’s shares (the “bid” price) and the price at which they are willing to sell a Fund’s shares (the “ask” price). The spread, which varies over time based on trading volume and market liquidity, is generally narrower if a Fund has more trading volume and market liquidity and wider if a Fund has less trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). A Fund’s spread may also be impacted by market volatility generally and the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds. Because of the costs inherent in buying or selling a Fund’s shares, frequent trading may detract significantly from investment results, and an investment in a Fund’s shares may

Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks	19

not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Mid-cap company risk: While securities of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Securities of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or broader market averages in general.
Risks of investing in Asia: The ESG Emerging Markets ETF currently invests a significant portion of its assets in companies located in Asia, although this may change over time. Asia includes both developed and developing economies experiencing different stages of growth and prosperity. Although some Asian economies have experienced rapid rates of economic growth and industrialization recently, there is no guarantee these trends will continue. Further, certain Asian economies may experience currency devaluations and restrictions, high inflation, decreased exports, over-extension of credit, high unemployment rates, government corruption, and economic recessions. Investments in these countries may also be subject to heightened risk of expropriation, confiscatory taxation, piracy of intellectual property data, and political instability, including armed conflict and social unrest. In particular, any outbreak in hostilities between North and South Korea or any increased violence or terrorism in Indonesia or the Philippines could have a significant impact on the entire region and, potentially, the global economy. International trade and the commodities market are also very important to the economies of many Asian countries. Certain Asian countries are vulnerable to a decrease in the price of or global demand for certain commodities, such as oil, natural gas, and coal. The economic conditions of trading partners and neighboring nations as well as the inflow of international capital may also significantly impact these Asian countries’ economies. Certain governments in the region may also exert their influence over many aspects of the private sector in their respective countries and may own or control companies that compete against private enterprises.
Risks of investing in China: The ESG Emerging Markets ETF currently invests a significant portion of its assets in companies located in China, although this may change over time. Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. In particular, the Chinese economy may experience slower growth if global or domestic demand for Chinese goods decreases significantly. The Chinese economy is also susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls on the yuan and Hong Kong dollar so that these currencies have historically traded in a tight range relative to the U.S. dollar. Given its past intervention in the currency market, the Chinese government has been under pressure to manage its currency in a less restrictive fashion so that it is less correlated to the U.S. dollar. This could result in an increase in the value of the yuan and the Hong Kong dollar relative to the U.S. dollar, which could have a negative impact on Chinese exports and the overall Chinese economy. Trade tariffs or an economic downturn in any of the economies of China’s key trading partners could also have a detrimental impact on the Chinese economy. Investments in companies based or operated in China through legal structures known as variable interest entities (“VIEs”), which are not formally

20	Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks

recognized under Chinese law, are subject to the risk, among others, that China could cease to allow VIEs at any time or impose new restrictions on the structure. It is also possible that the contractual arrangements underlying VIEs could be deemed unenforceable in China, which could limit (or eliminate) the remedies and rights available to the VIE and its investors and result in significant economic losses. Foreign investors are also subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. Adding to this risk, China’s authoritarian government has used force in the past to suppress civil dissent, and China’s foreign and domestic policies remain in conflict with those of Hong Kong as well as nationalist and religious groups in Xinjiang and Tibet. China’s growing income inequality and worsening environmental conditions also are factors that may affect the Chinese economy. From time to time and as recently as January 2020, China has experienced outbreaks of infectious illnesses, and the country may be subject to other infectious illnesses, diseases or other public health emergencies in the future. Any public health emergency could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
Risks of investing in Europe: The Nuveen ESG International Developed Markets Equity ETF ("ESG Developed Markets ETF") currently invests a significant portion of its assets in companies located in Europe, particularly the United Kingdom, although this may change over time. The economies and markets of developed countries in Western Europe are interconnected. Events with a substantial impact on one European country typically impact its neighboring countries as well. Most developed nations in Europe belong to the European Union (“EU”), and many of these nations also belong to the European Monetary Union (“EMU”) through which countries share a common currency, the euro, but are also subject to economic and monetary controls, such as restrictions on inflation rates, deficits, and debt levels. Unemployment remains high in many European countries, and several European countries continue to deal with significant debt problems. The default or threat of default of an EMU country on its sovereign debt may have a significant adverse effect on the economies of other European nations as well as the value of the euro. Changes in the supply and demand for imports and exports, EU and governmental regulations on trade, and currency exchange rates in Europe (e.g., between the euro and the British pound) may all have a substantial impact on European financial markets and the economies of European countries.
In a referendum held in June 2016, the United Kingdom voted to leave the EU (“Brexit”), which resulted in depreciation in the value of the British pound, short term declines in the stock markets and ongoing economic and political uncertainty. Also, as a result of the referendum, the credit ratings agencies downgraded the credit ratings of the United Kingdom and EU. The United Kingdom officially withdrew from the EU on January 31, 2020, entering a transition period that expired on December 31, 2020, during which time the United Kingdom negotiated a trade deal with the EU. The EU and the United Kingdom reached an agreement that took effect on January 1, 2021; however, there remains considerable uncertainty about the potential trade, economic and market consequences of the exit. Other countries may also depart the EU, voluntarily or otherwise. The negative impact of the United Kingdom’s departure from the EU, as well as any future departures by other countries, could be significant, not only to the British and European economies, but also to the broader global economy. Such departures could potentially result in increased market volatility and illiquidity, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues, which could negatively impact the value of the Fund’s investments.

Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks	21

Risks of investing in Japan: The ESG Developed Markets ETF currently invests a significant portion of its assets in companies located in Japan, although this may change over time. Although Japan has recently emerged from a prolonged economic downturn that began in 2000, Japan’s economic growth rate may continue to lag the growth rates of neighboring Asian economies and other developed countries’ economies. Japan’s economy remains heavily dependent on international trade, and thus Japan’s economy may be adversely affected by trade tariffs, other protectionist measures, competition from developing nations, and political tensions with or downturns in the economies of its primary trading partners, including the United States, China, and other Southeast Asian countries. In addition, Japan relies on oil imports, and higher commodity prices could have a negative impact on the Japanese economy. In the past, the Japanese economy has been negatively affected by, among other factors, government intervention and protectionism, large government debt, relatively high unemployment rates, an aging population and workforce, and an unstable financial services sector. Japan is also vulnerable to natural disasters, such as earthquakes, typhoons, volcanic eruptions, and tsunamis, any one of which could significantly impact its economy and infrastructure.
Service provider operational risk: A Fund’s service providers, such as a Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact a Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect a Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Tracking error risk: Tracking error is the divergence of a Fund’s performance from that of its Index. Tracking error may occur because of, for example, pricing differences, transaction costs, a Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to its Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a Fund incurs fees and expenses, but its Index does not.
Non-Principal Risks
Derivatives risk: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate with the asset, index or rate underlying the derivative contract.
The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. A derivative transaction also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. These risks are heightened when the management team uses derivatives to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund.
In addition, when a Fund engages in certain derivative transactions, it is effectively leveraging its investments, which could result in exaggerated changes in the NAV of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of a Fund’s derivatives strategies will depend on the sub-adviser’s ability to assess and predict the impact of market or economic developments on the underlying

22	Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks

asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Each Fund may also enter into over-the-counter (“OTC”) transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to be more specialized or complex, and the instruments may be harder to value. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges. In addition, certain derivative instruments and markets may not be liquid, which means a Fund may not be able to close out a derivatives transaction in a cost-efficient manner.
Short positions in derivatives may involve greater risks than long positions, as the risk of loss on short positions is theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the notional amount of the instrument).
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause the Fund to lose money.
Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Options contracts may expire unexercised, which may cause a fund to realize a capital loss equal to the premium paid on a purchased option or a capital gain equal to the premium received on a written option.
Global economic risk: National and regional economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country, region or market might adversely impact issuers in a different country, region or market. Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and securities prices around the world, which could negatively impact the value of a Fund’s investments. For example, the United Kingdom’s referendum decision to leave the European Union resulted in the depreciation in value of the British pound, short term declines in the stock markets and ongoing economic and political uncertainty concerning the consequences of the exit. Similar major economic or political disruptions, particularly in large economies like China’s, may have global negative economic and market repercussions. Additionally, events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may adversely affect the global economy and the markets and issuers in which a Fund invests. Recent examples of such events include the outbreak of a novel coronavirus known as COVID-19 that was first detected in China in December 2019 and heightened concerns regarding North Korea’s nuclear weapons and long-range ballistic missile programs. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the global economy. These events could also impair the information technology and other operational systems upon which a Fund’s service providers, including the investment adviser and Sub-Adviser, rely, and could otherwise disrupt the ability of employees of a Fund’s service providers to perform essential tasks on behalf of a Fund. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or

Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks	23

the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect a Fund’s investments.
Other investment companies risk: When a Fund invests in other investment companies, such as ETFs, shareholders bear both their proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies. Furthermore, a Fund is exposed to the risks to which the other investment companies may be subject. For Funds that invest in index-based ETFs, while such ETFs seek to achieve the same returns as a particular market index, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error).

24	Section 2 Additional Detail About the Funds' Strategies, Holdings and Risks

Section 3 Fund Management

Who Manages the Funds
Nuveen Fund Advisors, LLC (the “Adviser”), each Fund’s investment adviser, offers advisory and investment management services to a broad range of clients, including investment companies and other pooled investment vehicles. The Adviser has overall responsibility for management of the Funds, oversees the management of each Fund’s portfolio, manages each Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for each Fund to operate. The Adviser is a wholly owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”). As of December 31, 2021, Nuveen managed approximately $1.3 trillion in assets, of which approximately $194.4 billion was managed by the Adviser. The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606.
The Adviser has selected its affiliate, Teachers Advisors, LLC (the “Sub-Adviser”), to serve as sub-adviser to the Funds, responsible for the day-to-day management of each Fund’s portfolio. As of December 31, 2021, the Sub-Adviser, a subsidiary of Nuveen, managed approximately $403.4 billion in assets. The Sub-Adviser is located at 730 Third Avenue, New York, New York 10017-3206.
The portfolio managers for the Funds are Jim Campagna and Lei Liao.

		Total Experience (since dates specified below)
Name & Title	Experience Over Past Five Years	At TIAA	Total
Philip James (Jim) Campagna, CFA Managing Director	Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA – 2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios)	2005	1991
Lei Liao, CFA Managing Director	Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and other advisory affiliates of TIAA – 2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios)	2012	2005
Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds is provided in the statement of additional information.

Section 3 Fund Management	25

Management Fees
As compensation for the services it provided to each Fund during the fiscal year ended October 31, 2021, the Adviser received a management fee from the Fund based on a percentage of the Fund’s average daily net assets, in the amounts set forth below:

Fund Name	Management Fee
Nuveen ESG International Developed Markets Equity ETF	0.39%[1]
Nuveen ESG Emerging Markets Equity ETF	0.44%[2]

1 The Fund’s Board of Trustees reduced the Fund’s contractual management fee to 0.30% effective September 28, 2021.

2 The Fund’s Board of Trustees reduced the Fund’s contractual management fee to 0.35% effective September 28, 2021.
The Adviser is responsible for substantially all other expenses of each Fund, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
Information regarding the Board’s approval of the investment management agreements is available in the Fund’s annual report for the fiscal year ended October 31, 2021.

26	Section 3 Fund Management

Section 4 Investing in the Funds

Purchase and Sale of Shares
Each Fund is an ETF, which differs from a mutual fund in important ways. Shares of a mutual fund are purchased and redeemed by all shareholders directly from the issuing fund at NAV. By contrast, most investors will buy and sell shares of the Funds through a broker on a national securities exchange, where each Fund’s shares are listed and trade throughout the day at market prices like shares of other publicly traded securities. The Funds do not impose any minimum investment for shares of a Fund purchased on an exchange or otherwise in the secondary market. Each Fund’s shares trade under the trading symbol listed on the cover of this prospectus.
Purchasing or selling shares of a Fund on an exchange or other secondary market typically involves two types of costs. When purchasing or selling shares of a Fund through a broker, you may incur a brokerage commission. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference on the exchange between the bid price and the ask price for a share of a Fund. The spread will vary over time based on a Fund’s trading volume and market liquidity.
Each Fund’s primary listing exchange is the Cboe BZX Exchange, Inc. (the “Listing Exchange”). The Listing Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth Holiday, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.
Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Funds. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Trading Prices
The trading prices of a Fund’s shares on the Listing Exchange generally differ from the Fund’s NAV and are affected by market forces such as the supply of and demand for the Fund’s shares as well as the securities held by the Fund, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market is based on the market price of a Fund’s shares, which may be more or less than the NAV of such shares.

Section 4 Investing in the Funds	27

Householding
Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Funds.

Purchase and Redemption of Creation Units
Only certain institutional investors (typically market makers or other broker-dealers) who have entered into agreements with Nuveen Securities, LLC, the Funds’ distributor (the “Distributor”) (“Authorized Participants”), may purchase and redeem shares directly from the Funds at NAV and only in large blocks of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares are not redeemable by a Fund. An Authorized Participant must be either a DTC participant or a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”).
The Funds generally issue and redeem Creation Units in exchange for a designated in-kind basket of Fund securities and/or a designated amount of cash (together, the “Basket”). Each day the Listing Exchange is open for trading (a “Business Day”), prior to the opening of trading, each Fund publishes that day’s Basket through NSCC or another method of public dissemination.
Orders from Authorized Participants to create or redeem Creation Units may only be placed on a Business Day and are subject to approval by the Distributor. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received and deemed acceptable by the Distributor.
Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Funds’ statement of additional information.

Distributor
Nuveen Securities, LLC, the Funds’ distributor, distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 333 West Wacker Drive, Chicago, Illinois 60606.

28	Section 4 Investing in the Funds

Distribution and Service Payments
Distribution and Service Plan
Each Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. No distribution fees are currently charged to the Funds; there are no plans to impose distribution fees, and no such fees will be charged for at least twelve months from the date of this prospectus. Additionally, the implementation of any such fees would require approval by the Board prior to implementation. Because these fees would be paid out of a Fund’s assets on an on-going basis, if such fees are charged in the future, they would increase the cost of your investment and might cost you more over time than paying other types of sales charges.
Other Payments by the Adviser
The Adviser and/or its affiliates may make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds and certain other Nuveen ETFs available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by the Adviser and/or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Nuveen ETFs complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds or other Nuveen ETFs over another investment. More information regarding these payments is contained in the Funds’ statement of additional information.

Section 4 Investing in the Funds	29

Frequent Trading
The Funds do not impose any restrictions on the frequency of purchases and redemptions (“frequent trading”); however, the Funds reserve the right to reject or limit purchases at any time as described in the statement of additional information. In determining that no restrictions on frequent trading were necessary, the Board evaluated the risks of frequent trading to the Funds and their shareholders. The Board considered that a Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in the Funds’ shares occurs on the secondary market. Because secondary market trades do not involve the Funds directly, the Board concluded that such trades were unlikely to cause many of the harmful effects of frequent trading, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With respect to purchases and redemptions by Authorized Participants directly from the Funds that are effected in-kind (i.e., for securities), the Board concluded that those trades do not have the potential to cause the harmful effects that may result from frequent cash trades. To the extent that a Fund may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the Board recognized that such trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that a Fund’s shares trade at or close to NAV. In addition, the Board recognized that the Funds impose fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades.

30	Section 4 Investing in the Funds

Section 5 General Information

Dividends and Distributions
As a Fund shareholder, you are entitled to your share of the Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as dividends and distributions.
Each Fund may earn interest from its investments in common stocks. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as dividends. Dividends, if any, are declared and paid annually.
Each Fund will generally realize short-term capital gains or losses whenever it sells assets held for one year or less. Net short-term capital gains will generally be treated as ordinary income when distributed to shareholders. Each Fund will generally realize long-term capital gains or losses whenever it sells assets held for more than one year. Net capital gains (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) are distributed to shareholders once a year at year end.
Each Fund reserves the right to declare special distributions if such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Your broker is responsible for distributing any dividends and capital gain distributions to you.
Dividend Reinvestment Service
No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market.

Taxes
As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this prospectus is provided as general information, based on current laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. There is no guarantee that shares of the Funds will receive certain regulatory or accounting treatment. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds. Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Funds make distributions, you sell Fund shares, or (for Authorized Participants only) you purchase or redeem Creation Units.
Taxes and Tax Reporting
Each Fund intends to qualify each year for treatment as a regulated investment company. If it meets certain minimum distribution requirements, a regulated investment

Section 5 General Information	31

company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund intends to make distributions that may be taxed as ordinary income or capital gains. Distributions of a Fund’s net capital gain are taxable as long-term capital gains regardless of how long you have owned your shares. For non-corporate shareholders, long-term capital gains are generally taxable at tax rates up to 20% (lower tax rates apply to individuals in lower tax brackets), while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The tax you pay on a given capital gains distribution depends generally on how long the Fund has held the portfolio securities it sold and not on how long you have owned your Fund shares.
Dividends that are reported by a Fund as qualified dividend income are generally taxable to non-corporate shareholders at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income generally is income derived from dividends paid to a Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. For dividends to be taxed as qualified dividend income to a non-corporate shareholder, a Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of Fund shares. Holding periods may be suspended for these purposes for stock that is hedged. The Fund’s investment strategies may limit their ability to distribute dividends eligible to be treated as qualified dividend income.
The sale of shares in your account may produce a gain or loss, and is a taxable event. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of long-term capital gain dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.
In general, your distributions are subject to federal income tax for the year in which they are paid. Distributions paid in January, but declared and payable to shareholders of record in October, November or December of the prior year, however, may be taxable to you in the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).
REITs in which a Fund may invest often do not provide complete and final tax information to a Fund until after the time that a Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions after it issues a tax reporting statement. If this were to occur, the financial intermediary with whom you hold your shares will send you a corrected, final Form 1099-DIV to reflect the reclassified information.

32	Section 5 General Information

Early in each year, you will receive a statement from the firm through which you hold your Fund shares detailing the amount and nature of all distributions that you were paid during the prior year. The tax status of your distributions is the same whether you reinvest them or elect to receive them in cash.
Dividends and distributions from the Funds and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.
When seeking to satisfy redemption requests in whole or in part on a cash basis, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process were used.
Distributions (other than capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.
Please note that if you do not furnish the Fund with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the Fund to withhold, federal law requires the Fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.
Qualified Business Income
A portion of the Fund’s portfolio holdings may consist of REITs. For tax years beginning after December 31, 2017, the Tax Cuts and Jobs Act generally would allow a non-corporate taxpayer a deduction equal to the investor’s combined qualified business income, which would include 20% of the investor’s qualified REIT dividends. Treasury has issued regulations that allow regulated investment companies (“RICs”) such as a Fund to report a portion of their distributions that relate to dividends received from REITs as qualified REIT dividends eligible for the 20% deduction. The total amount of Fund distributions that qualify for this deduction is disclosed to investors on their Forms 1099-DIV, which are made available in February after the close of a calendar year.
Buying or Selling Shares Close to a Record Date
Buying Fund shares shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend” and generally should be avoided by taxable investors. The entire distribution may be taxable to you even though a portion of the distribution effectively represents a return of your purchase price.

Section 5 General Information	33

Cost Basis Method
You may elect a cost basis method to apply to shares held in your account with your financial intermediary. The cost basis method you select will determine the order in which such shares are sold and how your cost basis information is calculated and subsequently reported to you and to the Internal Revenue Service. Please consult your tax advisor to determine which cost basis method best suits your specific situation. Please contact your financial intermediary for instructions on how to make your election. If you do not make an election, your financial intermediary will choose its own default cost basis method.
Taxes on Creation and Redemption of Creation Units
An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position.
Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.
Persons exchanging securities for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.
Foreign Investments by the Fund
Dividends, interest and other income received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Funds may need to file special claims for refund to secure the benefit of a reduced rate. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund may elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If a Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to

34	Section 5 General Information

either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the Funds under all applicable tax laws.

Net Asset Value
Each Fund’s NAV is determined as of the close of trading (normally 4:00 p.m. New York time) on the New York Stock Exchange (“NYSE”) on each Business Day. Each Fund’s NAV per share is calculated by taking the value of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. Each Fund’s latest NAV per share is available on the Fund’s website at www.nuveen.com/etf.
In determining NAV, exchange-traded instruments generally are valued at the last reported sales price or official closing price on an exchange, if available. Independent pricing services typically value non-exchange-traded instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows, and transactions for comparable instruments. In pricing certain instruments, the pricing services may consider information about an instrument’s issuer or market activity provided by the Adviser or Sub-Adviser.
The Funds invest in non-U.S. securities. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Funds are determined as of such times. The values of non-U.S. dollar denominated securities are converted to U.S. dollars using foreign currency exchange rates generally determined as of 4:00 p.m., London time. The value of non-U.S. securities held by the Funds may change on days when investors are not able to purchase or sell Fund shares.
If a price cannot be obtained from a pricing service or other pre-approved source, or if, in the judgment of the Adviser, a price is unreliable, a portfolio instrument will be valued at its fair value as determined in good faith by the Board or its appointee. The Adviser may determine that a price is unreliable in various circumstances. For example, a price may be deemed unreliable if it has not changed for an identified period of time, or has changed from the previous day’s price by more than a threshold amount, and recent transactions and/or broker dealer price quotations differ materially from the price in question.
The Board has adopted valuation procedures for the Funds and has appointed the Adviser’s Valuation Committee with the day-to-day responsibility for fair value determinations. All fair value determinations made by the Valuation Committee are subject to review and ratification by the Board. As a general principle, the fair value of a portfolio instrument is the amount that an owner might reasonably expect to receive upon the instrument’s current sale. A range of factors and analysis may be considered when determining fair value, including relevant market data, interest rates, credit considerations and/or issuer specific news. However, fair valuation involves subjective judgments, and it is possible that the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

Section 5 General Information	35

Premium/Discount Information
Information showing the number of days the market price of each Fund’s shares was greater than the Fund’s NAV per share (i.e., at a premium) and the number of days it was less than the Fund’s NAV per share (i.e., at a discount) are made available on the Funds’ website at www.nuveen.com/etf.

Fund Service Providers
Brown Brothers Harriman (“BBH”) is the administrator, custodian and transfer agent for the Funds.

Index Provider
The Funds are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in funds generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the Indexes, each of which is determined, composed and calculated by MSCI without regard to the issuer of the Funds or the Funds. MSCI has no obligation to take the needs of the issuer of the Funds or the owners of the Funds into consideration in determining, composing or calculating the Indexes. MSCI is not responsible for, and has not participated in, the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the Funds in connection with the administration, marketing or trading of the Funds.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Index, which is owned, calculated and controlled by MSCI, incorporates ESG criteria initially established by the Sub-Adviser. TIAA has licensed its name to MSCI for use in the name of each Index.

36	Section 5 General Information

Listing Exchange
Shares of the Funds are not sponsored, endorsed or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the ability of a Fund to track the total return performance of its Index or the ability of the Index to track the total return performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Indexes, nor in the determination of the timing of, prices of or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of shares of the Funds in connection with the administration, marketing or trading of shares of the Funds. The Listing Exchange does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the Trust, on behalf of the Funds as licensees, licensees’ customers and counterparties, owners of shares of the Funds or any other person or entity, from the use of the Indexes or any data included therein in connection with the rights licensed as described herein or for any other use.
The Listing Exchange makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Section 5 General Information	37

Section 6 Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance for the period of operations for the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This has been derived from information that has been audited by KPMG LLP, whose report for the most recent fiscal year, along with each Fund’s financial statements, are included in the annual report, which is available upon request.
Selected data for a share outstanding throughout the period:

		Investment Operations			Less Distributions
Year Ended October 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
NUDM
2021	$24.33	$0.98	$7.42	$8.40	$(0.43)	$ -	$(0.43)	$32.30	$32.53
2020	26.74	0.54	(2.03)	(1.49)	(0.92)	-	(0.92)	24.33	24.50
2019	24.10	0.75	2.44	3.19	(0.55)	-	(0.55)	26.74	26.86
2018	26.39	0.71	(2.87)	(2.16)	(0.12)	(0.01)	(0.13)	24.10	24.12
2017(d)	24.88	0.17	1.34	1.51	-	-	-	26.39	26.57
NUEM
2021	29.18	0.52	4.86	5.38	(0.42)	-	(0.42)	34.14	34.15
2020	25.57	0.40	3.75	4.15	(0.54)	-	(0.54)	29.18	29.37
2019	23.78	0.58	1.70	2.28	(0.49)	-	(0.49)	25.57	25.71
2018	27.69	0.59	(4.31)	(3.72)	(0.18)	(0.01)	(0.19)	23.78	23.92
2017(d)	24.95	0.20	2.54	2.74	-	-	-	27.69	28.05

38	Section 6 Financial Highlights

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets
Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

34.83%	34.73%	$161,503	0.39%	3.16%	64%
(5.91)	(5.67)	53,520	0.40	2.17	66
13.71	14.10	66,853	0.40	3.03	57
(8.25)	(8.79)	43,384	0.40	2.71	56
6.07	6.78	23,755	0.40*	1.65*	9

18.45	17.77	122,896	0.44	1.49	61
16.41	16.47	46,695	0.45	1.56	81
9.68	9.70	56,255	0.45	2.30	53
(13.55)	(14.18)	35,676	0.45	2.12	65
11.03	12.42	24,917	0.45*	1.86*	13
(a) Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b) Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c) Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares.
(d) For the period June 6, 2017 (commencement of operations) through October 31, 2017.
* Annualized.

Section 6 Financial Highlights	39

Several additional sources of information are available to you, including the codes of ethics adopted by the Funds, Nuveen, the Adviser and the Sub-Adviser. The statement of additional information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the Funds included in this prospectus. Additional information about the Funds’ investments will be available in the annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Funds’ most recent statement of additional information, annual and semi-annual reports and certain other information are available, free of charge, by calling Nuveen Investor Services at (888) 290-9881, on the Funds’ website at www.nuveen.com/etf, or through your financial advisor. Shareholders may call the toll free number above with any inquiries.
You may also obtain this and other Fund information directly from the SEC. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov. The SEC may charge a copying fee for this information.
Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, Illinois 60606
www.nuveen.com/etf
No person has been authorized to give any information or to make any representations other than those contained in this prospectus in connection with the offer of Fund shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Funds. Neither the delivery of this prospectus nor any sale of Fund shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this prospectus. Please read and keep this prospectus for future reference.
Dealers effecting transactions in Fund shares, whether or not participating in this distribution, are generally required to deliver a prospectus. This is in addition to any obligation of dealers to deliver a prospectus when acting as underwriters.
The Funds are a series of Nushares ETF Trust, whose Investment Company Act file number is 811-23161.

NPR-INEM-0222P

Exchange-Traded Funds	28 February 2022

	Listing Exchange	Ticker Symbol
Fund Name
Nuveen Dividend Growth ETF	NYSE Arca	NDVG

Nuveen Growth Opportunities ETF	NYSE Arca	NUGO

Nuveen Small Cap Select ETF	NYSE Arca	NSCS
Nuveen Winslow Large-Cap Growth ESG ETF	NYSE Arca	NWLG
THESE ETFs ARE DIFFERENT FROM TRADITIONAL ETFs
Traditional ETFs tell the public what assets they hold each day. These ETFs will not. This may create additional risks for your investment. For example:
• You may have to pay more money to trade these ETFs’ shares. These ETFs will provide less information to traders, who tend to charge more for trades when they have less information.
• The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for these ETFs compared to other ETFs because it provides less information to traders.
• These additional risks may be even greater in bad or uncertain market conditions.
• Each ETF will publish on its website each day a Proxy Portfolio (“Proxy Portfolio”) designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between these ETFs and other ETFs may also have advantages. By keeping certain information about the ETFs secret, these ETFs may face less risk that other traders can predict or copy their investment strategies. This may improve the ETFs’ performance. If other traders are able to copy or predict the ETFs’ investment strategies, however, this may hurt the ETFs’ performance.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As permitted by regulations adopted by the SEC, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares.
You may elect to receive all future reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

Prospectus
For additional information regarding the unique attributes and risks of these ETFs, see the later discussion with respect to the Proxy Portfolios in the Funds’ principal investment strategies and associated risks, including “Proxy Portfolio Structure Risk,” “Authorized Participant Concentration Risk,” “Predatory Trading Practices Risk,” “Premium/Discount Risk,” “Trading Issues Risk” and “Tracking Error Risk,” as well as the “Investing in the Funds—Purchase and Sale of Fund Shares” and “Proxy Portfolio and Proxy Overlap” sections set forth below and the “Proxy Portfolio” and “Disclosure of Portfolio Holdings” sections in the Funds’ statement of additional information.

Section 1 Fund Summaries 2
Nuveen Dividend Growth ETF 2
Nuveen Growth Opportunities ETF 7
Nuveen Small Cap Select ETF 13
Nuveen Winslow Large-Cap Growth ESG ETF 18
Section 2 Additional Detail About the
Funds’ Strategies, Holdings and Risks 24
Investment Objective and Principal Investment Strategies 24
Portfolio Holdings 25
Risks 27
Section 3 Fund Management 41
Who Manages the Funds 41
Management Fees 43
Section 4 Investing in the Funds 44
Purchase and Sale of Fund Shares 44
Purchase and Redemption of Creation Units 47
Distributor 48
Distribution and Service Payments 48
Frequent Trading 49
Section 5 General Information 50
Dividends and Distributions 50
Taxes 50
Net Asset Value 54
Premium/Discount Information 54
Fund Service Providers 54
Listing Exchange 55
Proxy Portfolio and Proxy Overlap 55
Section 6 Financial Highlights 56

NOT FDIC OR GOVERNMENT INSURED MAY LOSE VALUE NO BANK GUARANTEE

Section 1 Fund Summaries	2

Section 1 Fund Summaries
Nuveen Dividend Growth ETF
Investment Objective
The investment objective of the Fund is to seek an attractive total return comprised of income from dividends and long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.64%
* Other Expenses are estimated for the current fiscal year.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$65
3 Years	$205
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period August 4, 2021 (the Fund's commencement of operations) through October 31, 2021, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets in dividend-paying exchange-traded equity securities, which include common stocks and preferred securities. Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. As a result, given the Fund’s focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to these higher dividend-yield sectors and industries than the broad equity market. The Fund defines dividend-paying equities as equity securities that have paid a dividend within the trailing twelve months and/or announced a dividend to be paid in the next twelve months at the time of purchase.
The Fund may invest in small-, mid- and large-cap companies. The Fund may invest up to 25% of its net assets in exchange-traded American Depositary Receipts (“ADRs”) and common stocks of non-U.S. issuers that are listed and trade on a foreign exchange contemporaneously with Fund shares.
Non-Transparent ETF with Proxy Portfolio Structure. The Fund is a type of exchange-traded fund (“ETF”). Unlike traditional ETFs, however, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Proxy Portfolio”— and certain related information about the relative performance of the Proxy Portfolio and the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Proxy Portfolio Disclosures”), which are intended to help keep the market price of the Fund’s shares trading at or close to the underlying net asset value (“NAV”)

Section 1 Fund Summaries	3

per share of the Fund. While the Proxy Portfolio includes some of the Fund’s holdings, it is not the Fund’s Actual Portfolio, and the Fund will not disclose the daily holdings of the Actual Portfolio. Although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Fund’s exemptive relief limits the types of securities in which the Fund can invest, which may constrain the Fund’s ability to implement its investment strategies. The Fund is actively managed and does not intend to track an index.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Proxy Portfolio Structure Risk—Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, the Fund does not disclose the daily holdings of the Actual Portfolio. Instead, the Fund discloses a Proxy Portfolio that is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day. Although the Proxy Portfolio and Proxy Portfolio Disclosures are intended to provide Authorized Participants (defined below) and other market participants with enough information to allow them to engage in effective arbitrage transactions that will keep the market price of the Fund’s shares trading at or close to the underlying NAV per share of the Fund, while at the same time enabling them to establish cost-effective hedging strategies to reduce risk, there is a risk that market prices will vary significantly from the underlying NAV of the Fund. See “Premium/Discount Risk.” Similarly, shares of the Fund may trade at a wider bid/ask spread than shares of traditional ETFs, and may therefore be more costly for investors to trade. See “Trading Issues Risk.” Also, the Fund will incur expenses to license the Proxy Portfolio mechanism, which may impact shareholder returns. Additionally, the proxy mechanism itself may result in additional trading costs, which also may negatively impact shareholder returns. In addition, although the Proxy Portfolio is designed to protect the Fund from predatory practices such as front-running and free-riding, market participants may nevertheless be able to use the Proxy Portfolio and Proxy Portfolio Disclosures to engage in trading practices that disadvantage the Fund. See “Predatory Trading Practices Risk.” The Fund will monitor on an ongoing basis the premium/discount between the market price and the NAV of the Fund’s shares, but there can be no assurance that the Proxy Portfolio methodology will operate as intended. The Proxy Portfolio methodology is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Proxy Portfolio methodology as an arbitrage mechanism is contingent upon, among other things, the effectiveness of the Fund’s Factor Model analysis in creating a Proxy Portfolio that performs in a manner substantially identical to the performance of the Fund’s Actual Portfolio and the willingness of Authorized Participants and other market participants to trade based on the Proxy Portfolio. In the event that the Proxy Portfolio methodology does not result in effective arbitrage opportunities in the Fund shares, the Fund may exhibit wider premiums/discounts, bid/ask spreads and tracking error. At certain thresholds for such premiums/discounts, bid/ask spreads and tracking error, the Fund’s Board of Trustees will consider possible remedial measures, which may include liquidation or conversion to a fully-transparent, active ETF or a mutual fund.
• Premium/Discount Risk—Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the exchange. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV, there is a risk (which may increase during periods of market disruption or volatility) that market prices for Fund shares will vary significantly from the Fund’s NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Proxy Portfolio does not provide the same level of transparency as the publication of the full portfolio by a fully transparent active ETF. This could cause the Fund’s shares to have wider bid/ask spreads and larger premiums/discounts than fully transparent ETFs using the same investment strategies. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. If a

4	Section 1 Fund Summaries

shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
• Authorized Participant Concentration Risk—Only certain institutional investors (typically market makers or other broker-dealers) (“Authorized Participants”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. The Fund’s novel structure may affect the number of entities willing to act as Authorized Participants, and this risk may be exacerbated during times of market stress.
• Predatory Trading Practices Risk—Although the Fund seeks to benefit from keeping its portfolio holdings information secret, market participants may attempt to use the Proxy Portfolio and related Proxy Portfolio Disclosures to identify the Fund’s holdings and trading strategy. If successful, this could result in such market participants engaging in predatory trading practices that could harm the Fund and its shareholders. The Proxy Portfolio and related Proxy Portfolio Disclosures have been designed to mitigate the risk that market participants could “reverse engineer” the Fund’s portfolio and investment strategy, but they may not be successful in this regard.
• Trading Issues Risk—Trading in Fund shares on the NYSE Arca may be halted in certain circumstances. If 10% or more of the Fund’s Actual Portfolio does not have readily available market quotations, the Fund will promptly request that the NYSE Arca halt trading in the Fund’s shares. Such trading halts may have a greater impact on the Fund compared to other ETFs due to its lack of transparency. If the trading of a security held in the Fund’s Actual Portfolio is halted or otherwise does not have readily available market quotations and the sub-adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle or otherwise determines it is in the best interest of the Fund, the sub-adviser promptly will disclose on the Fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met. Because the Fund trades on the basis of a published Proxy Portfolio, it may trade at a wider bid/ask spread and may experience a wider premium/discount than traditional ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade especially during periods of market disruption or volatility.
• Tracking Error Risk—Although the Proxy Portfolio is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day, there is a risk that the performance of the Proxy Portfolio will diverge from the performance of the Actual Portfolio, potentially materially.
Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.
Dividend-Paying Security Risk—The Fund’s investment in dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most

Section 1 Fund Summaries	5

other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, they will remain at their current levels or increase over time.
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Holders of common stock generally are subject to more risks than holders of preferred securities because the status of common stockholders upon the bankruptcy of the issuer is subordinated to that of preferred security holders. Given the Fund’s focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to higher dividend-yield sectors and industries than the broad equity market which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse conditions affecting that country or region. Additionally, non-U.S. securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements than domestic issuers.
Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments.
Market Trading Risks—The Fund is an ETF, and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its NAV, there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or Authorized Participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.
Preferred Security Risk—Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having fixed interest rates or dividends, which may result in a decline in value in a rising interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service

6	Section 1 Fund Summaries

providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Small- and Mid-Cap Company Risk—Securities of small-cap companies involve substantial risk. Prices of small-cap securities may be subject to more abrupt or erratic movements, and to wider fluctuations, than security prices of larger, more established companies or broader market averages in general. It may be difficult to sell small-cap securities at the desired time and price. While mid-cap securities may be slightly less volatile than small-cap securities, they still involve similar risks.
Fund Performance
The Fund is new and therefore does not have performance history for a full calendar year. When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.
Management
Investment Adviser
Nuveen Fund Advisors, LLC
Sub-Adviser
Nuveen Asset Management, LLC
Portfolio Managers

Name	Title	Portfolio Manager of Fund Since

David S. Park, CFA	Managing Director	August, 2021
David A. Chalupnik, CFA	Senior Managing Director	August, 2021
Purchase and Sale of Fund Shares
The Fund is an actively managed, non-transparent ETF. Shares of the Fund are listed on a national securities exchange and can only be bought and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.nuveen.com/etf.
Tax Information
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s investment adviser or its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Section 1 Fund Summaries	7

Nuveen Growth Opportunities ETF
Investment Objective
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.55%
* Other Expenses are estimated for the current fiscal year.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$56
3 Years	$176
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period September 27, 2021 (the Fund's commencement of operations) through October 31, 2021, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in exchange-traded equity securities of U.S. companies with market capitalizations of at least $1 billion. The fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. At times and depending on market conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The Fund may also invest up to 20% of its assets in exchange-traded American Depositary Receipts (“ADRs”) and common stocks of non-U.S. issuers, including emerging market issuers, that are listed and trade on a foreign exchange contemporaneously with Fund shares. Under normal conditions, the portfolio managers will select 40 to 65 stocks for the Fund’s portfolio. As of the date of this prospectus, the Fund invests a significant portion of its assets in companies in the information technology sector.
The portfolio managers attempt to include securities in the Fund’s portfolio that exhibit the greatest combination of earnings growth, quality business fundamentals, and attractive valuation relative to the broader market and peer group. The portfolio managers ordinarily look for several of the following characteristics when analyzing companies for potential inclusion within the Fund: attractive earnings growth, strong cash-flow outlook, a commitment to research and development, proprietary products and/or services, exposure to areas with emerging or expanding market share, a well-capitalized balance sheet, favorable or improving return on invested capital, integrity of the management team, and attractive relative valuation. In addition to exchange-traded equity securities (such as common stocks and preferred securities), the Fund may utilize U.S. listed, exchange-traded futures contracts.
Non-Transparent ETF with Proxy Portfolio Structure. The Fund is a type of exchange-traded fund (“ETF”). Unlike traditional ETFs, however, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Proxy Portfolio”— and certain related information about the relative performance of the

8	Section 1 Fund Summaries

Proxy Portfolio and the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Proxy Portfolio Disclosures”), which are intended to help keep the market price of the Fund’s shares trading at or close to the underlying net asset value (“NAV”) per share of the Fund. While the Proxy Portfolio includes some of the Fund’s holdings, it is not the Fund’s Actual Portfolio, and the Fund will not disclose the daily holdings of the Actual Portfolio. Although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Fund’s exemptive relief limits the types of securities in which the Fund can invest, which may constrain the Fund’s ability to implement its investment strategies. The Fund is actively managed and does not intend to track an index.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Proxy Portfolio Structure Risk—Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, the Fund does not disclose the daily holdings of the Actual Portfolio. Instead, the Fund discloses a Proxy Portfolio that is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day. Although the Proxy Portfolio and Proxy Portfolio Disclosures are intended to provide Authorized Participants (defined below) and other market participants with enough information to allow them to engage in effective arbitrage transactions that will keep the market price of the Fund’s shares trading at or close to the underlying NAV per share of the Fund, while at the same time enabling them to establish cost-effective hedging strategies to reduce risk, there is a risk that market prices will vary significantly from the underlying NAV of the Fund. See “Premium/Discount Risk.” Similarly, shares of the Fund may trade at a wider bid/ask spread than shares of traditional ETFs, and may therefore be more costly for investors to trade. See “Trading Issues Risk.” Also, the Fund will incur expenses to license the Proxy Portfolio mechanism, which may impact shareholder returns. Additionally, the proxy mechanism itself may result in additional trading costs, which also may negatively impact shareholder returns. In addition, although the Proxy Portfolio is designed to protect the Fund from predatory practices such as front-running and free-riding, market participants may nevertheless be able to use the Proxy Portfolio and Proxy Portfolio Disclosures to engage in trading practices that disadvantage the Fund. See “Predatory Trading Practices Risk.” The Fund will monitor on an ongoing basis the premium/discount between the market price and the NAV of the Fund’s shares, but there can be no assurance that the Proxy Portfolio methodology will operate as intended. The Proxy Portfolio methodology is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Proxy Portfolio methodology as an arbitrage mechanism is contingent upon, among other things, the effectiveness of the Fund’s Factor Model analysis in creating a Proxy Portfolio that performs in a manner substantially identical to the performance of the Fund’s Actual Portfolio and the willingness of Authorized Participants and other market participants to trade based on the Proxy Portfolio. In the event that the Proxy Portfolio methodology does not result in effective arbitrage opportunities in the Fund shares, the Fund may exhibit wider premiums/discounts, bid/ask spreads and tracking error. At certain thresholds for such premiums/discounts, bid/ask spreads and tracking error, the Fund’s Board of Trustees will consider possible remedial measures, which may include liquidation or conversion to a fully-transparent, active ETF or a mutual fund.
• Premium/Discount Risk—Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the exchange. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV, there is a risk (which may increase during periods of market disruption or volatility) that market prices for Fund shares will vary significantly from the Fund’s NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Proxy Portfolio does not provide the same level of transparency as the publication of the full portfolio by a fully transparent active ETF. This could cause the Fund’s shares to have wider bid/ask spreads and larger premiums/discounts than fully transparent ETFs using the same investment strategies. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed.

Section 1 Fund Summaries	9

Investors should consult their financial intermediary before purchasing or selling shares of the Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
• Authorized Participant Concentration Risk—Only certain institutional investors (typically market makers or other broker-dealers) (“Authorized Participants”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. The Fund’s novel structure may affect the number of entities willing to act as Authorized Participants, and this risk may be exacerbated during times of market stress.
• Predatory Trading Practices Risk—Although the Fund seeks to benefit from keeping its portfolio holdings information secret, market participants may attempt to use the Proxy Portfolio and related Proxy Portfolio Disclosures to identify the Fund’s holdings and trading strategy. If successful, this could result in such market participants engaging in predatory trading practices that could harm the Fund and its shareholders. The Proxy Portfolio and related Proxy Portfolio Disclosures have been designed to mitigate the risk that market participants could “reverse engineer” the Fund’s portfolio and investment strategy, but they may not be successful in this regard.
• Trading Issues Risk—Trading in Fund shares on the NYSE Arca may be halted in certain circumstances. If 10% or more of the Fund’s Actual Portfolio does not have readily available market quotations, the Fund will promptly request that the NYSE Arca halt trading in the Fund’s shares. Such trading halts may have a greater impact on the Fund compared to other ETFs due to its lack of transparency. If the trading of a security held in the Fund’s Actual Portfolio is halted or otherwise does not have readily available market quotations and the sub-adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle or otherwise determines it is in the best interest of the Fund, the sub-adviser promptly will disclose on the Fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met. Because the Fund trades on the basis of a published Proxy Portfolio, it may trade at a wider bid/ask spread and may experience a wider premium/discount than traditional ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade especially during periods of market disruption or volatility.
• Tracking Error Risk—Although the Proxy Portfolio is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day, there is a risk that the performance of the Proxy Portfolio will diverge from the performance of the Actual Portfolio, potentially materially.
Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.
Depositary Receipt Risk—To the extent the Fund invests in depositary receipts, the Fund will be subject to many of the same risks as when investing directly in non-U.S. securities, including risks associated with fluctuations in currency

10	Section 1 Fund Summaries

exchange rates as well as changes to the economic or political conditions in other countries. ADRs are depositary receipts issued by a U.S. financial institution that are listed and trade on a U.S. exchange. ADRs entitle their holder to all dividends and capital gains paid out on the underlying foreign shares. When the Fund invests in ADRs rather than investing directly in their underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with the return of the underlying foreign shares.
Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries and their economies may be based on only a few industries. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. Financial and other reporting by companies and government entities also may be less reliable or difficult to obtain in emerging market countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries. Shareholder claims and regulatory actions that are available in the U.S. may be difficult or impossible to pursue in emerging market countries.
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Holders of common stock generally are subject to more risks than holders of preferred securities because the status of common stockholders upon the bankruptcy of the issuer is subordinated to that of preferred security holders.
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse conditions affecting that country or region. Additionally, non-U.S. securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements than domestic issuers.
Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.
Growth Stock Risk—Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
Information Technology Sector Risk—The Fund currently invests a significant portion of its assets in the information technology sector, although this may change over time. The information technology sector can be significantly affected by changes in, among other things, the supply and demand for specific products and services, the pace of technological development and product obsolescence, market competition, government regulation, and patent and intellectual property rights.
Large-Cap Company Risk—Because it invests primarily in securities of large-capitalization companies, the Fund may underperform funds that invest primarily in securities of smaller capitalization companies during periods when the securities of such companies are in favor.
Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe

Section 1 Fund Summaries	11

negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments.
Market Trading Risks—The Fund is an ETF, and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its NAV, there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or Authorized Participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.
Non-Diversification Risk—As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. Poor performance by any one of these issuers would adversely affect the Fund to a greater extent than a more broadly diversified fund.
Preferred Security Risk—Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having fixed interest rates or dividends, which may result in a decline in value in a rising interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Fund Performance
The Fund is new and therefore does not have performance history for a full calendar year. When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.
Management
Investment Adviser
Nuveen Fund Advisors, LLC
Sub-Adviser
Nuveen Asset Management, LLC
Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
Karen Hiatt, CFA	Managing Director	September, 2021
Terrence Kontos, CFA	Managing Director	September, 2021

12	Section 1 Fund Summaries

Purchase and Sale of Fund Shares
The Fund is an actively managed, non-transparent ETF. Shares of the Fund are listed on a national securities exchange and can only be bought and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.nuveen.com/etf.
Tax Information
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s investment adviser or its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Section 1 Fund Summaries	13

Nuveen Small Cap Select ETF
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.85%
* Other Expenses are estimated for the current fiscal year.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$87
3 Years	$271
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period August 4, 2021 (the Fund's commencement of operations) through October 31, 2021, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets in exchange-traded common stocks of small-capitalization companies. Small-capitalization companies are defined as companies that have market capitalizations within the market capitalization range of the companies in the Russell 2000® Index on the last business day of the month in which its most recent reconstitution was completed. Reconstitution of the index currently is completed in June of each year. On June 30, 2021, the range of the index was $76 million to $29.1 billion.
In selecting stocks, the Fund’s sub-adviser invests in companies that it believes meet one or more of the following criteria:
• Attractively valued relative to other companies in the same industry or market.
• Strong or improving cash flows, revenue and earnings growth, or other fundamentals.
• An identifiable catalyst that could increase the value of the company’s stock over the next one or two years.
The Fund’s sub-adviser will generally sell a stock if the stock hits its price target, the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.
The Fund may invest up to 15% of its total assets in non-dollar denominated common stocks of non-U.S. issuers listed on a foreign exchange that trade on such exchange contemporaneously with the shares of the Fund (“foreign common stocks”). In addition, the Fund may invest up to 25% of its total assets, collectively, in foreign common stocks and dollar-denominated equity securities of non-U.S. issuers that are either listed on a U.S. stock exchange or represented by exchange-traded American depositary receipts that are issued by a U.S. financial institution. Up to 15% of the Fund’s total assets may be invested in the securities of emerging market issuers.

14	Section 1 Fund Summaries

Non-Transparent ETF with Proxy Portfolio Structure. The Fund is a type of exchange-traded fund (“ETF”). Unlike traditional ETFs, however, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Proxy Portfolio”— and certain related information about the relative performance of the Proxy Portfolio and the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Proxy Portfolio Disclosures”), which are intended to help keep the market price of the Fund’s shares trading at or close to the underlying net asset value (“NAV”) per share of the Fund. While the Proxy Portfolio includes some of the Fund’s holdings, it is not the Fund’s Actual Portfolio, and the Fund will not disclose the daily holdings of the Actual Portfolio. Although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Fund’s exemptive relief limits the types of securities in which the Fund can invest, which may constrain the Fund’s ability to implement its investment strategies. The Fund is actively managed and does not intend to track an index.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Proxy Portfolio Structure Risk—Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, the Fund does not disclose the daily holdings of the Actual Portfolio. Instead, the Fund discloses a Proxy Portfolio that is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day. Although the Proxy Portfolio and Proxy Portfolio Disclosures are intended to provide Authorized Participants (defined below) and other market participants with enough information to allow them to engage in effective arbitrage transactions that will keep the market price of the Fund’s shares trading at or close to the underlying NAV per share of the Fund, while at the same time enabling them to establish cost-effective hedging strategies to reduce risk, there is a risk that market prices will vary significantly from the underlying NAV of the Fund. See “Premium/Discount Risk.” Similarly, shares of the Fund may trade at a wider bid/ask spread than shares of traditional ETFs, and may therefore be more costly for investors to trade. See “Trading Issues Risk.” Also, the Fund will incur expenses to license the Proxy Portfolio mechanism, which may impact shareholder returns. Additionally, the proxy mechanism itself may result in additional trading costs, which also may negatively impact shareholder returns. In addition, although the Proxy Portfolio is designed to protect the Fund from predatory practices such as front-running and free-riding, market participants may nevertheless be able to use the Proxy Portfolio and Proxy Portfolio Disclosures to engage in trading practices that disadvantage the Fund. See “Predatory Trading Practices Risk.” The Fund will monitor on an ongoing basis the premium/discount between the market price and the NAV of the Fund’s shares, but there can be no assurance that the Proxy Portfolio methodology will operate as intended. The Proxy Portfolio methodology is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Proxy Portfolio methodology as an arbitrage mechanism is contingent upon, among other things, the effectiveness of the Fund’s Factor Model analysis in creating a Proxy Portfolio that performs in a manner substantially identical to the performance of the Fund’s Actual Portfolio and the willingness of Authorized Participants and other market participants to trade based on the Proxy Portfolio. In the event that the Proxy Portfolio methodology does not result in effective arbitrage opportunities in the Fund shares, the Fund may exhibit wider premiums/discounts, bid/ask spreads and tracking error. At certain thresholds for such premiums/discounts, bid/ask spreads and tracking error, the Fund’s Board of Trustees will consider possible remedial measures, which may include liquidation or conversion to a fully-transparent, active ETF or a mutual fund.
• Premium/Discount Risk—Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the exchange. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV, there is a risk (which may increase during periods of market disruption or volatility) that market prices for Fund shares will vary significantly from the Fund’s NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Proxy Portfolio does not provide the same level of transparency as the publication of the full portfolio by a fully transparent active ETF. This could cause the Fund’s shares to have wider bid/ask spreads and larger premiums/discounts than fully transparent ETFs using the same investment strategies. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at

Section 1 Fund Summaries	15

a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
• Authorized Participant Concentration Risk—Only certain institutional investors (typically market makers or other broker-dealers) (“Authorized Participants”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. The Fund’s novel structure may affect the number of entities willing to act as Authorized Participants, and this risk may be exacerbated during times of market stress.
• Predatory Trading Practices Risk—Although the Fund seeks to benefit from keeping its portfolio holdings information secret, market participants may attempt to use the Proxy Portfolio and related Proxy Portfolio Disclosures to identify the Fund’s holdings and trading strategy. If successful, this could result in such market participants engaging in predatory trading practices that could harm the Fund and its shareholders. The Proxy Portfolio and related Proxy Portfolio Disclosures have been designed to mitigate the risk that market participants could “reverse engineer” the Fund’s portfolio and investment strategy, but they may not be successful in this regard.
• Trading Issues Risk—Trading in Fund shares on the NYSE Arca may be halted in certain circumstances. If 10% or more of the Fund’s Actual Portfolio does not have readily available market quotations, the Fund will promptly request that the NYSE Arca halt trading in the Fund’s shares. Such trading halts may have a greater impact on the Fund compared to other ETFs due to its lack of transparency. If the trading of a security held in the Fund’s Actual Portfolio is halted or otherwise does not have readily available market quotations and the sub-adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle or otherwise determines it is in the best interest of the Fund, the sub-adviser promptly will disclose on the Fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met. Because the Fund trades on the basis of a published Proxy Portfolio, it may trade at a wider bid/ask spread and may experience a wider premium/discount than traditional ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade especially during periods of market disruption or volatility.
• Tracking Error Risk—Although the Proxy Portfolio is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day, there is a risk that the performance of the Proxy Portfolio will diverge from the performance of the Actual Portfolio, potentially materially.
Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

16	Section 1 Fund Summaries

Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.
Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries and their economies may be based on only a few industries. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. Financial and other reporting by companies and government entities also may be less reliable or difficult to obtain in emerging market countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries. Shareholder claims and regulatory actions that are available in the U.S. may be difficult or impossible to pursue in emerging market countries.
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse conditions affecting that country or region. Additionally, non-U.S. securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements than domestic issuers.
Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments.
Market Trading Risks—The Fund is an ETF, and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its NAV, there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or Authorized Participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Section 1 Fund Summaries	17

Small-Cap Company Risk—Securities of small-cap companies involve substantial risk. Prices of small-cap securities may be subject to more abrupt or erratic movements, and to wider fluctuations, than security prices of larger, more established companies or broader market averages in general. It may be difficult to sell small-cap securities at the desired time and price.
Fund Performance
The Fund is new and therefore does not have performance history for a full calendar year. When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.
Management
Investment Adviser
Nuveen Fund Advisors, LLC
Sub-Adviser
Nuveen Asset Management, LLC
Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
Gregory J. Ryan, CFA	Managing Director	August, 2021
Jon A. Loth, CFA	Managing Director	August, 2021
Purchase and Sale of Fund Shares
The Fund is an actively managed, non-transparent ETF. Shares of the Fund are listed on a national securities exchange and can only be bought and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.nuveen.com/etf.
Tax Information
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s investment adviser or its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18	Section 1 Fund Summaries

Nuveen Winslow Large-Cap Growth ESG ETF
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.64%
* Other Expenses are estimated for the current fiscal year.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$65
3 Years	$205
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period August 4, 2021 (the Fund's commencement of operations) through October 31, 2021, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, primarily in exchange-traded equity securities of large-cap U.S. companies that exhibit ESG characteristics, as described below. The Fund’s sub-adviser employs a fundamental, bottom-up investment process that centers on identifying growth companies which exhibit some or all of the following characteristics:
• in an industry with growth potential;
• leads or gains market share;
• has identifiable and sustainable competitive advantages;
• is managed by a team that can perpetuate the company’s competitive advantages;
• high, and preferably rising, return on invested capital;
• demonstrates sustainable Environmental, Social and Governance (ESG) characteristics;
• deploys excess cash flow to enhance shareholder returns; and
• demonstrates sound corporate governance.
In order to identify investment candidates for the Fund, the sub-adviser begins by quantitatively screening companies in the Russell 1000® Index (the “Index’) as well as certain companies that exhibit similar financial qualities and market caps but are not otherwise in the Index. The screening process evaluates a company’s financial performance and certain ESG

Section 1 Fund Summaries	19

performance factors assigned scores by the sub-adviser based on data provided by independent ESG research vendors. The companies that pass this screen are then qualitatively assessed in the context of their respective industries.
As part of its qualitative assessment, the sub-adviser evaluates each company’s performance, relative to peers, with respect to ESG factors provided by independent ESG research vendors. The sub-adviser then determines which ESG factors may be material to a company’s future financial performance. This involves an evaluation of how the company integrates particular ESG risks and opportunities into its corporate strategy through, for example, improving governance practices, aligning management team incentives, and increasing transparency into its ESG practices. A potential investment candidate for the Fund will generally exhibit sustainable practices, as determined by the sub-adviser, across the following ESG factors:
• Environmental - impact on or from climate change, natural resource use and waste management practices;
• Social - human capital management, product safety, supply chain management; and
• Governance - corporate governance, business ethics and advocacy for governmental policy.
The ESG factor evaluation involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. Concerns in one area do not automatically eliminate a company from being an eligible portfolio investment. When ESG concerns exist, the sub-adviser gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The sub-adviser may engage with companies to encourage them to improve their ESG practices. The sub-adviser’s activities in this respect may include, but are not limited to, direct dialogue with company management, electronic communications and letters. The Fund may invest in companies whose ESG practices are currently suboptimal, with the expectation that these practices may improve over time either as a result of sub-adviser’s engagement efforts or through the company’s own initiatives.
ESG factors are evaluated by the sub-adviser based on data provided by independent ESG research vendors, and the sub-adviser favors companies with leadership in ESG factor performance relative to their peers. As the final step in the investment process, the sub-adviser determines which companies with potential for above-average future earnings growth fit its portfolio construction parameters in light of the companies’ valuations and relative ESG factor performance.
The Fund will not invest in companies that the sub-adviser determines are involved in the following activities:
• manufacturing of nuclear weapons, cluster munitions, land mines, incendiary devices, biological or chemical weapons, or depleted uranium munitions;
• civilian firearms manufacturing;
• tobacco products manufacturing; or
• thermal coal mining or production if it accounts for more than 30% of a company’s gross revenues.
Investing on the basis of ESG factor evaluation is generally qualitative and subjective by nature. Not every Fund investment will meet ESG performance indicators, or will do so at all times, and there can be no assurance that the ESG factor evaluation or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor.
The sub-adviser’s sell discipline utilizes the same fundamental research process in order to control risk and protect capital. Under normal market conditions, the sub-adviser employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, the issuer’s ESG factor performance declines, or the position exceeds limits set by the sub-adviser.
The Fund, under normal market conditions, invests at least 80% of the sum of its net assets in exchange-traded equity securities of companies with large capitalizations at the time of purchase. For the purposes of this policy, companies with large capitalizations are defined as companies with market capitalizations in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities listed on a foreign exchange that trade on such exchange contemporaneously with the shares of the Fund.
Non-Transparent ETF with Proxy Portfolio Structure. The Fund is a type of exchange-traded fund (“ETF”). Unlike traditional ETFs, however, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Proxy Portfolio”— and certain related information about the relative performance of the Proxy Portfolio and the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Proxy Portfolio Disclosures”), which are intended to help keep the market price of the Fund’s shares trading at or close to the underlying net asset value (“NAV”) per share of the Fund. While the Proxy Portfolio includes some of the Fund’s holdings, it is not the Fund’s Actual Portfolio,

20	Section 1 Fund Summaries

and the Fund will not disclose the daily holdings of the Actual Portfolio. Although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Fund’s exemptive relief limits the types of securities in which the Fund can invest, which may constrain the Fund’s ability to implement its investment strategies. The Fund is actively managed and does not intend to track an index.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Proxy Portfolio Structure Risk—Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, the Fund does not disclose the daily holdings of the Actual Portfolio. Instead, the Fund discloses a Proxy Portfolio that is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day. Although the Proxy Portfolio and Proxy Portfolio Disclosures are intended to provide Authorized Participants (defined below) and other market participants with enough information to allow them to engage in effective arbitrage transactions that will keep the market price of the Fund’s shares trading at or close to the underlying NAV per share of the Fund, while at the same time enabling them to establish cost-effective hedging strategies to reduce risk, there is a risk that market prices will vary significantly from the underlying NAV of the Fund. See “Premium/Discount Risk.” Similarly, shares of the Fund may trade at a wider bid/ask spread than shares of traditional ETFs, and may therefore be more costly for investors to trade. See “Trading Issues Risk.” Also, the Fund will incur expenses to license the Proxy Portfolio mechanism, which may impact shareholder returns. Additionally, the proxy mechanism itself may result in additional trading costs, which also may negatively impact shareholder returns. In addition, although the Proxy Portfolio is designed to protect the Fund from predatory practices such as front-running and free-riding, market participants may nevertheless be able to use the Proxy Portfolio and Proxy Portfolio Disclosures to engage in trading practices that disadvantage the Fund. See “Predatory Trading Practices Risk.” The Fund will monitor on an ongoing basis the premium/discount between the market price and the NAV of the Fund’s shares, but there can be no assurance that the Proxy Portfolio methodology will operate as intended. The Proxy Portfolio methodology is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Proxy Portfolio methodology as an arbitrage mechanism is contingent upon, among other things, the effectiveness of the Fund’s Factor Model analysis in creating a Proxy Portfolio that performs in a manner substantially identical to the performance of the Fund’s Actual Portfolio and the willingness of Authorized Participants and other market participants to trade based on the Proxy Portfolio. In the event that the Proxy Portfolio methodology does not result in effective arbitrage opportunities in the Fund shares, the Fund may exhibit wider premiums/discounts, bid/ask spreads and tracking error. At certain thresholds for such premiums/discounts, bid/ask spreads and tracking error, the Fund’s Board of Trustees will consider possible remedial measures, which may include liquidation or conversion to a fully-transparent, active ETF or a mutual fund.
• Premium/Discount Risk—Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the exchange. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV, there is a risk (which may increase during periods of market disruption or volatility) that market prices for Fund shares will vary significantly from the Fund’s NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Proxy Portfolio does not provide the same level of transparency as the publication of the full portfolio by a fully transparent active ETF. This could cause the Fund’s shares to have wider bid/ask spreads and larger premiums/discounts than fully transparent ETFs using the same investment strategies. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Section 1 Fund Summaries	21

• Authorized Participant Concentration Risk—Only certain institutional investors (typically market makers or other broker-dealers) (“Authorized Participants”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. The Fund’s novel structure may affect the number of entities willing to act as Authorized Participants, and this risk may be exacerbated during times of market stress.
• Predatory Trading Practices Risk—Although the Fund seeks to benefit from keeping its portfolio holdings information secret, market participants may attempt to use the Proxy Portfolio and related Proxy Portfolio Disclosures to identify the Fund’s holdings and trading strategy. If successful, this could result in such market participants engaging in predatory trading practices that could harm the Fund and its shareholders. The Proxy Portfolio and related Proxy Portfolio Disclosures have been designed to mitigate the risk that market participants could “reverse engineer” the Fund’s portfolio and investment strategy, but they may not be successful in this regard.
• Trading Issues Risk—Trading in Fund shares on the NYSE Arca may be halted in certain circumstances. If 10% or more of the Fund’s Actual Portfolio does not have readily available market quotations, the Fund will promptly request that the NYSE Arca halt trading in the Fund’s shares. Such trading halts may have a greater impact on the Fund compared to other ETFs due to its lack of transparency. If the trading of a security held in the Fund’s Actual Portfolio is halted or otherwise does not have readily available market quotations and the sub-adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle or otherwise determines it is in the best interest of the Fund, the sub-adviser promptly will disclose on the Fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met. Because the Fund trades on the basis of a published Proxy Portfolio, it may trade at a wider bid/ask spread and may experience a wider premium/discount than traditional ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade especially during periods of market disruption or volatility.
• Tracking Error Risk—Although the Proxy Portfolio is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day, there is a risk that the performance of the Proxy Portfolio will diverge from the performance of the Actual Portfolio, potentially materially.
Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

22	Section 1 Fund Summaries

ESG Strategy Risk—Because the Fund’s ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy will not operate as expected when addressing ESG issues or they will not exhibit positive ESG characteristics as intended.
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse conditions affecting that country or region. Additionally, non-U.S. securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements than domestic issuers.
Growth Stock Risk—Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
Information Technology Sector Risk—The Fund currently invests a significant portion of its assets in the information technology sector, although this may change over time. The information technology sector can be significantly affected by changes in, among other things, the supply and demand for specific products and services, the pace of technological development and product obsolescence, market competition, government regulation, and patent and intellectual property rights.
Large-Cap Company Risk—Because it invests primarily in securities of large-capitalization companies, the Fund may underperform funds that invest primarily in securities of smaller capitalization companies during periods when the securities of such companies are in favor.
Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments.
Market Trading Risks—The Fund is an ETF, and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its NAV, there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or Authorized Participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.
Non-Diversification Risk—As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory

Section 1 Fund Summaries	23

occurrence affecting an issuer than a diversified fund. Poor performance by any one of these issuers would adversely affect the Fund to a greater extent than a more broadly diversified fund.
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Fund Performance
The Fund is new and therefore does not have performance history for a full calendar year. When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.
Management
Investment Adviser
Nuveen Fund Advisors, LLC
Sub-Adviser
Winslow Capital Management, LLC
Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
Justin H. Kelly, CFA	Chief Executive Officer, Chief Investment Officer and Portfolio Manager	August, 2021
Patrick M. Burton, CFA	Senior Managing Director and Portfolio Manager	August, 2021
Stephan C. Petersen	Managing Director and Portfolio Manager	August, 2021
Purchase and Sale of Fund Shares
The Fund is an actively managed, non-transparent ETF. Shares of the Fund are listed on a national securities exchange and can only be bought and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may also incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.nuveen.com/etf.
Tax Information
The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund’s investment adviser or its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24	Section 1 Fund Summaries

Section 2 Additional Detail About the Funds’ Strategies, Holdings and Risks
This prospectus contains important information about investing in the Funds. Please read this prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at www.nuveen.com/etf or by calling Nuveen Investor Services at (888) 290-9881.
Each Fund is an actively-managed, non-transparent ETF and does not intend to track an index. Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, these Funds do not disclose the daily holdings of their actual portfolio. Instead, these Funds disclose a portfolio transparency substitute (a “Proxy Portfolio”) and certain related information about the relative performance of the Proxy Portfolio and the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Proxy Portfolio Disclosures”), which are intended to help keep the market price of the Fund’s shares trading at or close to the underlying NAV per share of the Fund. While the Proxy Portfolio includes some of the Fund’s holdings, it is not the Fund’s Actual Portfolio, and the Fund will not disclose the daily holdings of the Actual Portfolio. The Funds’ exemptive relief limits the types of securities in which each Fund can invest, which may constrain a Funds ability to implement its investment strategies.

Investment Objectives and Principal Investment Strategies
Each Fund’s investment objective, which is described in the “Fund Summaries” section, may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval.
Each Fund’s investment policies may be changed by the Board without shareholder approval unless otherwise noted in this prospectus or the statement of additional information.
The following Funds have each adopted a non-fundamental investment policy (a “Name Policy”), as follows.
• The Nuveen Dividend Growth ETF, under normal market conditions, invests at least 80% of the sum of its net assets in dividend-paying exchange-traded equity securities, which include common stocks and preferred securities. For the purposes of this policy, dividend-paying equities are defined as equity securities that have paid a dividend within the trailing twelve months and/or announced a dividend to be paid in the next twelve months at the time of purchase.
• The Nuveen Small Cap Select ETF, under normal market conditions, invests at least 80% of the sum of its net assets in exchange-traded common stocks of small-capitalization companies. For the purposes of this policy, small-capitalization companies are defined as companies that have market capitalizations within the market capitalization range of the companies in the Russell 2000® Index on the last business day of the month in which its most recent reconstitution was completed.
• The Nuveen Winslow Large-Cap Growth ESG ETF, under normal market conditions, invests at least 80% of the sum of its net assets in exchange-traded equity securities of companies with large capitalizations at the time of purchase.

Section 1 Fund Summaries	25

For the purposes of this policy, companies with large capitalizations are defined as companies with market capitalizations in excess of $4 billion at the time of purchase.
These Funds will consider both direct investments and indirect investments (e.g., investments in other investment companies, derivatives and synthetic instruments with economic characteristics similar to the direct investments that meet the Name Policy) when determining compliance with the Name Policy. For purposes of the Name Policy, a Fund will value eligible derivatives at fair value or market value instead of notional value. As a result of having a Name Policy, each Fund must provide shareholders with a notice at least 60 days prior to any change of the Fund’s Name Policy.
Each Fund’s principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that each Fund’s investment adviser and sub-adviser believe are most likely to be important in trying to achieve the Fund’s investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Fund’s sub-adviser uses, or may use, to achieve the Fund’s objective. The strategies described below are principal investment strategies unless otherwise noted. You should be aware that a Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information. For a copy of the statement of additional information, call Nuveen Investor Services at (888) 290-9881 or visit the Fund’s website at www.nuveen.com/etf.

Portfolio Holdings
Additional information about each Fund’s portfolio holdings can be found below.
Equity Securities
The Funds invest in exchange-traded equity securities, including common stocks, preferred securities, real estate investment trusts, and depositary receipts.
Non-U.S. Investments
The Funds may invest in common stocks of non-U.S. issuers that are listed and trade on a foreign exchange contemporaneously with Fund shares. The Funds will classify an issuer of a security as being a U.S. or non-U.S. issuer based on the determination of an unaffiliated, recognized financial data provider. Such determinations are based on a number of criteria, such as the issuer’s country of domicile, the primary exchange on which the security trades, the location from which the majority of the issuer’s revenue comes, and the issuer’s reporting currency. The Funds’ investment in non-U.S. equity securities may include direct investment in securities of non-U.S. companies traded overseas on a foreign exchange contemporaneously with Fund shares as well as ADRs.
The Nuveen Small Cap Select ETF may invest in issuers located in emerging markets. Emerging market countries include any country other than Canada, the United States and the countries comprising the MSCI EAFE® Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom).
Derivatives
The Nuveen Growth Opportunities ETF may invest in certain derivatives as part of its principal investment strategy. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives generally take the form of contracts under which the parties agree

26	Section 1 Fund Summaries

to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, loans, commodities, interest rates, currency exchange rates, and various domestic and foreign indices. Examples of derivative instruments in which the Fund may invest include exchange-traded futures contracts that trade contemporaneously with Fund shares.
Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on the Fund’s performance.
Cash Equivalents and Short-Term Investments
As a non-principal investment strategy, the Funds may invest in cash and cash equivalents (short-term U.S. Treasury securities, government money market funds, and repurchase agreements only) in such proportions as warranted by prevailing market conditions and the Funds’ principal investment strategies. The Funds may temporarily invest without limit in such holdings for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. Being invested in these securities may keep a Fund from participating in a market upswing and prevent a Fund from achieving its investment objective.
Investment Companies and Other Pooled Investment Vehicles
As a non-principal investment strategy, each Fund may invest in securities of other ETFs that invest primarily in securities of the types in which the Funds may invest directly. In addition, the Funds may invest a portion of their assets in pooled investment vehicles (other than investment companies) that invest primarily in securities of the types in which the Funds may invest directly. As a shareholder in an investment company or other pooled investment vehicle, each Fund will bear its ratable share of that vehicle’s expenses, and would remain subject to payment of the Fund’s management fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent a Fund invests in an investment company or other pooled investment vehicle. In addition, each Fund will incur brokerage costs when purchasing and selling shares of ETFs. Securities of investment companies or other pooled investment vehicles may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged vehicles.
Generally, investments in other investment companies (including ETFs) are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended ("1940 Act"). These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Many ETFs, however, may rely on Rule 12d1-4 under the 1940 Act to permit funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing Fund. The Funds may rely on Rule 12d1-4 to invest in ETFs beyond the foregoing statutory limitations. Subject to certain conditions, a Fund also may invest in money market funds beyond the statutory limits described above.
Preferred Securities
The Nuveen Dividend Growth ETF and Nuveen Growth Opportunities ETF may invest in exchange-traded preferred securities. Preferred securities, which generally pay fixed or adjustable rate dividends or interest to investors, have preference over common stock in the payment of dividends or interest and the liquidation of a company’s assets, which means that a company typically must pay dividends or interest on its preferred securities

Section 1 Fund Summaries	27

before paying any dividends on its common stock. On the other hand, preferred securities are junior to most other forms of the company’s debt, including both senior and subordinated debt. Because of their subordinated position in the capital structure of an issuer, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, preferred securities are often treated as equity-like instruments by both issuers and investors, as their quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets.
Securities Lending
The Funds may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% of the value of the loaned securities. Under the Fund’s securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Fund, however, will be responsible for the risks associated with the investment of cash collateral. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower.
When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes a payment of the same amount to the Fund. Dividends, if they constitute “qualified dividends,” are taxable at the same rate as long-term capital gains. These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates. As a result, some of the distributions received by shareholders who hold Fund shares in taxable accounts may be subject to taxation at a higher rate than if that Fund had not loaned its portfolio securities.
Temporary Defensive Positions
In certain situations or market conditions, a Fund may temporarily depart from its normal investment policies and strategies, provided that the alternative is consistent with the Fund’s investment objective and is in the best interest of the Fund’s shareholders.

Disclosure of Portfolio Holdings
A description of each Fund’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in a Fund’s statement of additional information. A “snapshot” of each Fund’s investments may be found in its annual and semi-annual reports (when available). In addition, a complete list of each Fund’s portfolio holdings information is generally made available on a Fund’s website at www.nuveen.com/etf ten business days after the end of each month.
These holdings will remain accessible on the website until a Fund files its Form N-CSR or Form N-PORT with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the end of each month is generally available approximately two to five business days after the end of the month on a Fund’s website at www.nuveen.com/etf.

Risks
Risk is inherent in all investing. Investing in the Funds involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the principal risks and certain other risks that you assume when you invest in the Funds.

28	Section 1 Fund Summaries

Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. Because of these risks, you should consider an investment in a Fund to be a long-term investment.
Principal Risks
Proxy Portfolio structure risk: Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, the Funds do not disclose the daily holdings of the Actual Portfolio. Instead, a Fund discloses a Proxy Portfolio that is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day. Although the Proxy Portfolio and Proxy Portfolio Disclosures are intended to provide Authorized Participants and other market participants with enough information to allow them to engage in effective arbitrage transactions that will keep the market price of a Fund’s shares trading at or close to the underlying NAV per share of the Fund, while at the same time enabling them to establish cost-effective hedging strategies to reduce risk, there is a risk that market prices will vary significantly from the underlying NAV of the Fund. See “Premium/Discount Risk.” Similarly, shares of the Fund may trade at a wider bid/ask spread than shares of traditional ETFs, and may therefore be more costly for investors to trade. See “Trading Issues Risk.” Also, the Fund will incur expenses to license the Proxy Portfolio mechanism, which may impact shareholder returns. Additionally, the proxy mechanism itself may result in additional trading costs, which also may negatively impact shareholder returns. In addition, although the Proxy Portfolio is designed to protect a Fund from predatory practices such as front-running and free-riding, market participants may nevertheless be able to use the Proxy Portfolio and Proxy Portfolio Disclosures to engage in trading practices that disadvantage the Fund. See “Predatory Trading Practices Risk.” A Fund will monitor on an ongoing basis the premium/discount between the market price and the NAV of the Fund’s shares, but there can be no assurance that the Proxy Portfolio methodology will operate as intended. The Proxy Portfolio methodology is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Proxy Portfolio methodology as an arbitrage mechanism is contingent upon, among other things, the effectiveness of the Fund’s Factor Model analysis in creating a Proxy Portfolio that performs in a manner substantially identical to the performance of the Fund’s Actual Portfolio and the willingness of Authorized Participants and other market participants to trade based on the Proxy Portfolio. In the event that the Proxy Portfolio methodology does not result in effective arbitrage opportunities in a Fund’s shares, the Fund may exhibit wider premiums/discounts, bid/ask spreads and tracking error. At certain thresholds for such premiums/discounts, bid/ask spreads and tracking error, the Fund’s Board of Trustees will consider possible remedial measures, which may include liquidation or conversion to a fully-transparent, active ETF or a mutual fund.
• Premium/discount risk: Shares of the Fund are listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The NAV of a Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market value of a Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the exchange. Although the disclosure of the Proxy Portfolio and Proxy Portfolio Disclosure is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of a Fund at or close to the Fund’s NAV, there is a risk (which may increase during periods of market disruption or volatility) that market prices for Fund shares will vary significantly from the Fund’s NAV. This risk may be greater for a Fund than for traditional ETFs that disclose

Section 1 Fund Summaries	29

their full portfolio holdings on a daily basis because publication of the Proxy Portfolio does not provide the same level of transparency as the publication of the full portfolio by a fully transparent active ETF. This could cause the Fund’s shares to have wider bid/ask spreads and larger premiums/discounts than fully transparent active ETFs using the same investment strategies. The Adviser and sub-advisers cannot predict whether shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of a Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
• Authorized Participant concentration risk: Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Fund’s shares may trade at a discount to NAV and possibly face trading halts and/or delisting. The Fund’s novel structure may affect the number of entities willing to act as Authorized Participants, and this risk may be exacerbated during times of market stress.
• Predatory trading practices risk: Although a Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio and related Proxy Portfolio Disclosures to identify the Fund’s holdings and trading strategy. If successful, this could result in such market participants engaging in predatory trading practices that could harm a Fund and its shareholders. The Proxy Portfolio and related Proxy Portfolio Disclosures have been designed to minimize the risk that market participants could “reverse engineer” a Fund’s portfolio and investment strategy, but they may not be successful in this regard.
• Trading issues risk: Although a Fund’s shares are listed on the NYSE Arca, there can be no assurance that an active or liquid trading market for them will develop or be maintained. Trading in Fund shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. If 10% or more of a Fund’s Actual Portfolio does not have readily available market quotations, the Fund will promptly request

30	Section 1 Fund Summaries

that the NYSE Arca halt trading in the Fund’s shares. Such trading halts may have a greater impact on the Fund compared to other ETFs due to a Fund’s lack of transparency. In addition, trading in shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca’s “circuit breaker” rules (rules that require a halt in trading in a specific period of time when market prices decline by a specified percentage during the course of a trading day). If the trading of a security held in the Fund’s Actual Portfolio is halted or otherwise does not have readily available market quotations and the sub-adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle or otherwise determines it is in the best interest of the Fund, the sub-adviser promptly will disclose on the Fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In addition, an exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Because the Funds trade on the basis of published Proxy Portfolios, they may trade at a wider bid/ask spread and may experience a wider premium/ discount than traditional ETFs that publish their portfolios on a daily basis, and therefore, the Funds may cost investors more to trade especially during periods of market volatility.
• Tracking error risk: Although the Proxy Portfolio is designed to reflect the economic exposure and risk characteristics of a Fund’s Actual Portfolio on any given trading day, there is a risk that the performance of the Proxy Portfolio will diverge from the performance of the Actual Portfolio, potentially materially.
Active management risk: A Fund’s sub-adviser actively manages the Fund’s investments. Consequently, each Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause a Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to a Fund’s sub-adviser in connection with managing a Fund and may also adversely affect the ability of a Fund to achieve its investment goal.
Concentration risk (Nuveen Small Cap Select ETF only): To the extent that a Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, a Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. Concentrated exposure to an industry or group of industries may cause a Fund to experience increased market price volatility compared to funds that invest more broadly in the overall market.

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Currency risk: Changes in currency exchange rates will affect the value of non-U.S. securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities, and hence will affect the NAV of a fund that invests in such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of a fund to the extent it invests in such non-U.S. securities. Even though the non-U.S. securities held by Nuveen Dividend Growth Fund are traded in U.S. dollars, their prices are typically indirectly influenced by currency fluctuations.
Cybersecurity risk: Intentional cybersecurity breaches include: unauthorized access to systems, networks or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a Fund, a Fund’s adviser or sub-adviser, a financial intermediary, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs or financial loss. Negative impacts on a Fund could include the inability to calculate net asset value, transact business, process transactions on behalf of shareholders or safeguard data. In addition, such incidents could affect issuers in which a Fund invests, and thereby cause a Fund’s investments to lose value.
Depositary receipts risk (Nuveen Growth Opportunities ETF only): To the extent the Fund invests in depositary receipts, the Fund will be subject to many of the same risks as when investing directly in non-U.S. securities, including risks associated with fluctuations in currency exchange rates as well as changes to the economic or political conditions in other countries. ADRs are depositary receipts issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange. When the Fund invests in ADRs rather than investing directly in their underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with the return of the underlying foreign shares. Sponsored ADRs are issued with the support of the issuer of the foreign shares underlying the ADRs and carry all of the rights of common shares, including voting rights. The holder of an unsponsored ADR may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored ADR. Because the underlying foreign shares of ADRs are typically denominated or quoted in non-U.S. currencies, currency exchange rates may affect the value of the Fund’s portfolio. Further, since an ADR’s underlying shares trade on foreign exchanges at times when U.S. markets are not open for trading, the value of the ADR’s underlying shares may change materially at times when U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Fund shares.
Dividend-paying security risk (Nuveen Dividend Growth ETF only): The Fund’s investment in dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate

32	Section 1 Fund Summaries

its dividend. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, they will remain at their current levels or increase over time. The Fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.
Emerging markets risk (Nuveen Growth Opportunities ETF and Nuveen Small Cap Select ETF only): Each Fund invests in the securities of companies located in emerging market countries. The risk of foreign investment often increases in countries with emerging markets. Emerging markets generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies. Obtaining disclosures comparable to frequency, availability and quality of disclosures required by securities in the U.S. may be difficult. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems and currency volatility. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as a fund are subject to a variety of special restrictions in many emerging market countries. Shareholder claims that are available in the U.S., as well as regulatory oversight, authority and enforcement actions that are common in the U.S. by regulators, may be difficult or impossible for shareholders of securities in emerging market countries or for U.S. authorities to pursue.
Equity security risk: Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time. Even a long-term investment approach cannot guarantee a profit. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. From time to time, a Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Adverse events in any part of the U.S. and global financial markets may have unexpected negative effects on equity markets. These events may at times result in unusually high market volatility, including short-term volatility, which could negatively affect Fund performance.
A variety of factors can negatively affect the price of a particular company's equity securities. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. In addition, the types of securities in which a particular fund invests, such as value stocks, growth stocks, large-, mid- and/or small-capitalization stocks, may underperform the market as a whole.
ESG strategy risk (Nuveen Winslow Large-Cap Growth ESG ETF only): Because the ETF's ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy do not operate as expected when addressing ESG issues. A company’s ESG performance or practices or the Index Provider’s assessment of those actions could vary over time, which could cause the Index, and consequently the Fund, to be temporarily invested in companies that do not comply with the Index’s ESG criteria. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the sub-adviser believes the Index

Section 1 Fund Summaries	33

Provider’s evaluation of ESG characteristics is reasonable, the decisions the Index Provider makes may differ with other investors’ or advisers’ views regarding ESG characteristics. Further, in selecting companies for inclusion in the Index, the Index Provider relies on information and ESG performance data from an affiliated research provider, which could be incomplete or erroneous, which in turn could cause the Index Provider to assess a company’s ESG characteristics incorrectly. The third-party data providers may differ in the data they provide for a given security or between industries, or may only take into account one of many ESG-related components of a company. Furthermore, data availability and reporting with respect to ESG criteria may not always be available or may become unreliable.
Regulatory changes or interpretations regarding the definitions and/or use of ESG characteristics could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the Fund, whose strategies include ESG factors.
Foreign investment risk: Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to or different than those of issuers that are located in or principally operated in the United States due to political, social and economic developments abroad, different regulatory environments and laws, potential seizure by the government of company assets, higher taxation, withholding taxes on dividends and interest and limitations on the use or transfer of portfolio assets. If any of these events were to occur, the affected security may experience drastic declines. In the event of a seizure of assets by a non-U.S. government, a Fund could lose its entire investment in that particular country.
To the extent a Fund invests in depositary receipts, the Fund will be subject to many of the same risks as when investing directly in non-U.S. securities. The holder of an unsponsored depositary receipt may have limited voting rights and may not receive as much information about the issuer of the underlying securities as would the holder of a sponsored depositary receipt.
Other non-U.S. investment risks include the following:
• Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments.
• Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.
• Non-U.S. markets may be less liquid and more volatile than U.S. markets.
• The U.S. and non-U.S. markets often rise and fall at different times or by different amounts due to economic or other developments particular to a given country or region. This phenomenon would tend to lower the overall price volatility of a portfolio that included both U.S. and non-U.S. securities. Sometimes, however, global trends will cause the U.S. and non-U.S. markets to move in the same direction, reducing or eliminating the risk reduction benefit of international investing.
• Non-U.S. securities traded on foreign exchanges, particularly in emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. exchanges and investment

34	Section 1 Fund Summaries

professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. exchange transactions.
• A Fund’s income from non-U.S. issuers may be subject to non-U.S. withholding taxes. In some countries, a Fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent non-U.S. income taxes are paid by a Fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes.
Some countries restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.
To the extent a Fund invests a significant portion of its assets in the securities of companies in a single country or region (or depositary receipts representing such securities), it is more likely to be impacted by events or conditions affecting that country or region. Investment in a Fund may be more exposed to a single country or a region’s economic cycles, stock market valuations and currency, which could increase its risk compared with a more geographically diversified fund. In addition, political, social, regulatory, economic or environmental events that occur in a single country or region may adversely affect the values of that country or region’s securities and thus the holdings of the Fund.
Futures contract risk (Nuveen Growth Opportunities ETF only): The use of futures contracts involves additional risks and transaction costs, which could leave a Fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance. Additional risks associated with the use of futures contracts include: the risk of imperfect correlation, or even no correlation, between the price movements of the futures contracts and the price movements of the investments being hedged; losses caused by unanticipated market movements, which are potentially unlimited; the inability of the Fund’s sub-adviser to correctly predict the direction of securities prices and other economic factors; and the risk that a Fund may have to sell securities from its portfolio at a disadvantageous time if it has insufficient cash to meet margin requirements under the futures contract.
Growth stock risk (Nuveen Growth Opportunities ETF and Nuveen Winslow Large-Cap Growth ESG ETF only): The growth stocks in which each Fund invests tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. Growth stocks may be more expensive relative to their earnings or assets compared to other types of equity securities. Accordingly, a stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for varying periods of time. Growth companies may be newer or smaller companies and may retain a large part of their earnings for research, development or investments in capital assets.
Information technology sector risk (Nuveen Growth Opportunities ETF and Nuveen Winslow Large-Cap Growth ESG ETF only): Each Fund currently invests a significant portion of its assets in the information technology sector, although this may change over time. Securities of companies in the information technology sector can be significantly

Section 1 Fund Summaries	35

affected by changes in, among other things, the supply and demand for specific products and services, the pace of technological development and product obsolescence, market competition, government regulation, and patent and intellectual property rights.
Large-cap company risk (All Funds except Nuveen Small Cap Select ETF): While large-cap companies may be less volatile than those of mid-and small-cap companies, they still involve risk. To the extent a Fund invests in large capitalization companies, the Fund may underperform funds that invest primarily in securities of smaller capitalization companies during periods when the securities of such companies are in favor. Large-capitalization companies may be unable to respond as quickly as smaller capitalization companies to competitive challenges or to changes in business, product, financial or other market conditions.
Market risk: The market value of a Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time. Market values may change due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly within a specific country, region, industry, sector or asset class. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact issuers in a different country or region. As a result, the value of a Fund’s investments may be negatively affected whether or not the Fund invests in a country or region directly impacted by such conditions or events.
Additionally, unexpected events and their aftermaths, including broad financial dislocations (such as the “great recession” of 2008-09), war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies (such as the COVID-19 coronavirus pandemic first detected in December of 2019), may adversely affect the global economy and the markets and issuers in which a Fund invests. These events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, or wide-spread unemployment, and generally have a severe negative impact on the global economy. Such events could also impair the information technology and other operational systems upon which a Fund’s service providers, including the investment adviser and sub-adviser, rely, and could otherwise disrupt the ability of employees of a Fund’s service providers to perform essential tasks on behalf of a Fund. Furthermore, such events could cause financial markets to experience elevated or even extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the value of a Fund’s investments.
Market trading risks: As with all ETFs, a Fund’s shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund’s share typically will approximate its NAV, there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy a Fund’s shares on the secondary market, and you may receive more or less than NAV when you sell those shares. In times of market stress, a Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s

36	Section 1 Fund Summaries

shares and/or lead to more significant differences between a Fund’s market price and its NAV.
Only certain institutional investors are eligible to purchase and redeem shares directly from a Fund at NAV. In addition, efficient trading in a Fund’s shares on the secondary market depends on the participation of firms acting as market makers and/or liquidity providers in the market place. To the extent these market maker and authorized participant firms exit the ETF business or otherwise significantly reduce their business activities and no other entities step forward to perform these functions, a Fund’s shares may trade at a material discount to NAV.
During periods of high market volatility, a Fund’s share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund’s share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order.
Although each Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (discussed in further detail below). Trading of a Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage).
Buying or selling a Fund’s shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread;” that is, the difference between what investors are willing to pay for a Fund’s shares (the “bid” price) and the price at which they are willing to sell a Fund’s shares (the “ask” price). The spread, which varies over time based on trading volume and market liquidity, is generally narrower if a Fund has more trading volume and market liquidity and wider if a Fund has less trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). A Fund’s spread may also be impacted by market volatility generally and the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds. Because of the costs inherent in buying or selling a Fund’s shares, frequent trading may detract significantly from investment results, and an investment in a Fund’s shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Non-diversification risk (Nuveen Growth Opportunities ETF and Nuveen Winslow Large-Cap Growth ESG ETF only): Each Fund is a non-diversified fund and may invest a larger portion of its assets in a fewer number of issuers than a diversified fund. Because a relatively high percentage of a Fund’s assets may be invested in the securities of a limited number of issuers, a Fund’s portfolio and, therefore, performance may be more susceptible to any single economic, business (either globally or with respect to a particular company or companies), political or regulatory occurrence than the portfolio of a diversified fund. Poor performance by any one of these issuers would adversely affect a Fund to a greater extent than a more broadly diversified fund and each Fund’s share price may fluctuate more than that of a comparable diversified fund.

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Preferred security risk (Nuveen Dividend Growth ETF and Nuveen Growth Opportunities ETF only): There are special risks associated with investing in exchange-traded preferred securities:
Limited voting rights. Generally, preferred security holders have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.
In the case of certain preferred securities issued by trusts or special purpose entities, holders generally have no voting rights except if a declaration of default occurs and is continuing. In such an event, preferred security holders generally would have the right to appoint and authorize a trustee to enforce the Trust’s or special purpose entity’s rights as a creditor under the agreement with its operating company.
Special redemption rights. In certain circumstances, an issuer of preferred securities may redeem the securities prior to their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws or by regulatory or major corporate action. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by a Fund.
Payment deferral. Generally, preferred securities may be subject to provisions that allow an issuer, under certain conditions, to skip (“non-cumulative” preferred securities) or defer (“cumulative” preferred securities) distributions without any adverse consequences to the issuer. Non-cumulative preferred securities can skip distributions indefinitely. Cumulative preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions payments for up to 10 years. If a Fund owns a preferred security that is deferring its distribution, the Fund may be required to report income for tax purposes although it has not yet received such income. In addition, recent changes in bank regulations may increase the likelihood of issuers deferring or skipping distributions.
Subordination. Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore are subject to greater credit risk than those debt instruments.
Floating Rate Payments. The dividend or interest rates on preferred securities may be floating, or convert from fixed to floating at a specified future time. The market value of floating rate securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the reset. This risk may also be present with respect to fixed rate securities that will convert to a floating rate at a future time. A secondary risk associated with declining interest rates is the risk that income earned by a Fund on floating rate securities may decline due to lower coupon payments on the floating-rate securities. Finally, many financial instruments use or may use a floating rate based upon the London Interbank Offered Rate, or "LIBOR," which is expected to be phased out by the end of 2021. There remains some uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate.

38	Section 1 Fund Summaries

Fixed Rate Payments. The market value of preferred securities with fixed dividends or interest rates may decline in a rising interest rate environment.
Liquidity. Preferred securities may be substantially less liquid than many other securities, such as U.S. government securities or common stock. Less liquid securities involve the risk that the securities will not be able to be sold at the time desired by a Fund or at prices approximating the values at which the Fund is carrying the securities on its books.
Financial services industry. The preferred securities market is comprised predominately of securities issued by companies in the financial services industry. Therefore, preferred securities present substantially increased risks at times of financial turmoil, which could affect financial services companies more than companies in other sectors and industries.
Tax risk. A Fund may invest in preferred securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult for a Fund to comply with the tax requirements applicable to regulated investment companies if the tax characterization of the Fund’s investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service.
Regulatory risk. Issuers of preferred securities may be in industries that are heavily regulated and that may receive government funding. The value of preferred securities issued by these companies may be affected by changes in government policy, such as increased regulation, ownership restrictions, deregulation or reduced government funding.
Service provider operational risk: A Fund’s service providers, such as a Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact a Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect a Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Small- and mid-cap company risk (Nuveen Dividend Growth ETF only): Securities of small-cap companies involve substantial risk. These companies, which can include start-up companies offering emerging products or services, may lack the management expertise, product diversification, and competitive strengths of larger companies. They may have limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Prices of small-cap securities may be subject to more abrupt or erratic movements than security prices of larger, more established companies or broader market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the securities of small-cap companies at the desired time and price, especially in situations of increased market volatility where a Fund may experience high levels of shareholder redemptions. Securities at the bottom end of the capitalization range of small-cap companies sometimes are referred to as “micro-cap” securities. These securities may be subject to extreme price volatility, as well as limited

Section 1 Fund Summaries	39

liquidity and limited research. While mid-cap securities may be slightly less volatile than small-cap securities, they still involve similar risks.
Small-cap company risk (Nuveen Small Cap Select ETF only): Securities of small-cap companies involve substantial risk. These companies, which can include start-up companies offering emerging products or services, may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. They may have limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Prices of small-cap securities may be subject to more abrupt or erratic movements than security prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the securities of small-cap companies at the desired time and price, especially in situations of increased market volatility where a Fund may experience high levels of shareholder redemptions. Securities at the bottom end of the capitalization range of small-cap companies sometimes are referred to as “micro-cap” securities. These securities may be subject to extreme price volatility, as well as limited liquidity and limited research.
Non-Principal Risks
Global economic risk: National and regional economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country, region or market might adversely impact issuers in a different country, region or market. Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and securities prices around the world, which could negatively impact the value of a Fund’s investments. Major economic or political disruptions, particularly in large economies like China’s, may have global negative economic and market repercussions. Additionally, events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may adversely affect the global economy and the markets and issuers in which a Fund invests. Recent examples of such events include the outbreak of a novel coronavirus known as COVID-19 that was first detected in China in December 2019 and heightened concerns regarding North Korea’s nuclear weapons and long-range ballistic missile programs. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the global economy. These events could also impair the information technology and other operational systems upon which a Fund’s service providers, including the investment adviser and sub-adviser, rely, and could otherwise disrupt the ability of employees of a Fund’s service providers to perform essential tasks on behalf of a Fund. Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect a Fund’s investments.
Other investment companies risk: When a Fund invests in other investment companies, such as ETFs, shareholders bear both their proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies. Furthermore, a Fund is

40	Section 1 Fund Summaries

exposed to the risks to which the other investment companies may be subject. For Funds that invest in index-based ETFs, while such ETFs seek to achieve the same returns as a particular market index, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error).

Section 1 Fund Summaries	41

Section 3 Fund Management

Who Manages the Funds
Nuveen Fund Advisors, LLC (the “Adviser”), each Fund’s investment adviser, offers advisory and investment management services to a broad range of clients, including investment companies and other pooled investment vehicles. The Adviser has overall responsibility for management of the Funds, oversees the management of each Fund’s portfolio, manages each Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for each Fund to operate. The Adviser is a subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”). As of December 31, 2021, Nuveen managed approximately $1.3 trillion in assets, of which approximately $194.4 billion was managed by the Adviser. The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606.
The Adviser has selected its affiliate, Nuveen Asset Management, LLC (“Nuveen Asset Management” or “NAM”), located at 333 West Wacker Drive, Chicago, Illinois 60606, to serve as sub-adviser to the Nuveen Dividend Growth ETF, Nuveen Growth Opportunities ETF and Nuveen Small Cap Select ETF. Nuveen Asset Management manages the investment of each Fund’s assets on a discretionary basis, subject to the supervision of the Adviser. As of December 31, 2021, Nuveen Asset Management managed approximately $309.8 billion in assets.
The Adviser has selected its affiliate, Winslow Capital Management, LLC (“Winslow Capital”), located at 4400 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402, to serve as sub-adviser to Nuveen Winslow Large-Cap Growth ESG ETF. Winslow Capital manages the investment of the Fund’s assets on a discretionary basis, subject to the supervision of the Adviser. As of December 31, 2021, Winslow Capital managed approximately $31 billion in assets.
On August 3, 2021, the Trust’s Board of Trustees approved a new sub-advisory agreement for the Nuveen Dividend Growth ETF between the Adviser and Nuveen Asset Management, which took effect on December 31, 2021, upon the internal reorganization of Santa Barbara Asset Management, LLC into its affiliate Nuveen Asset Management. Because there was no change in the actual control or management of the Nuveen Dividend Growth ETF’s sub-adviser as a result of this reorganization, the transaction was not deemed to be an assignment of the Fund’s sub-advisory agreement under the 1940 Act.
The Funds are managed by multiple portfolio managers, who are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. Each portfolio manager may be responsible for different aspects of a Fund’s management. For example, one manager may be principally responsible for selecting appropriate investments for a Fund, while another may be principally responsible for asset allocation. The following is a list of the portfolio managers primarily responsible for managing each Fund’s investments, along with their relevant experience. The Funds’ portfolio managers may change from time to time.

42	Section 3 Fund Management

		Total Experience (since dates specified below)
Name & Title	Experience Over Past Five Years	At Sub-Adviser*	Total
NUVEEN DIVIDEND GROWTH ETF
David S. Park, CFA Managing Director	Nuveen Asset Management (equity portfolio management and research)	2011	1998

David A. Chalupnik, CFA Senior Managing Director	Nuveen Asset Management and other affiliated investment advisers (equity portfolio management)	2002	1984

NUVEEN GROWTH OPPORTUNITIES ETF
Karen Hiatt, CFA Managing Director	Nuveen Asset Management (equity portfolio management) (2021-Present), Allianz Global Investors (1998-2021)	2021	1992

Terrence Kontos, CFA Managing Director	Nuveen Asset Management (equity portfolio management)	2012	2005
NUVEEN SMALL CAP SELECT ETF
Gregory J. Ryan, CFA Managing Director	Nuveen Asset Management (equity portfolio management)	2011	1998

Jon A. Loth, CFA Managing Director	Nuveen Asset Management (equity portfolio management)	2011	1994
NUVEEN WINSLOW LARGE-CAP GROWTH ESG ETF
Justin H. Kelly, CFA CEO/CIO	Winslow Capital (equity portfolio management)	1999	1993

Patrick M. Burton, CFA Senior Managing Director	Winslow Capital (equity portfolio management)	2010	1995

Stephan C. Petersen Managing Director	Winslow Capital (equity portfolio management)	2013	1986

* Including tenure at affiliate or predecessor firms, as applicable.
Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds is provided in the statement of additional information.

Section 3 Fund Management	43

Management Fees
As compensation for the services it provided to each Fund during the fiscal year ended October 31, 2021, the Adviser received a management fee from the Fund based on a percentage of the Fund’s average daily net assets, in the amounts set forth below:

Fund Name	Management Fee
Nuveen Dividend Growth ETF	0.64%[1]
Nuveen Growth Opportunities ETF	0.55%[2]
Nuveen Small Cap Select ETF	0.84%[1]
Nuveen Winslow Large-Cap Growth ESG ETF	0.64%[1]

1 Management fee is annualized for the period August 4, 2021 (commencement of operations) through October 31, 2021.

2 Management fee is annualized for the period September 27, 2021 (commencement of operations) through October 31, 2021.
The Adviser is responsible for substantially all other expenses of each Fund, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
Information regarding the Board’s approval of the investment management agreements is available in the Fund’s annual report for the fiscal year ended October 31, 2021.

44	Section 3 Fund Management

Section 4 Investing in the Funds

Purchase and Sale of Shares
Each Fund is an ETF, which differs from a mutual fund in important ways. Shares of a mutual fund are purchased and redeemed by all shareholders directly from the issuing fund at NAV. By contrast, most investors will buy and sell shares of the Funds through a broker on a national securities exchange, where each Fund’s shares are listed and trade throughout the day at market prices like shares of other publicly traded securities. The Funds do not impose any minimum investment for shares of a Fund purchased on an exchange or otherwise in the secondary market. Each Fund’s shares trade under the trading symbol listed on the cover of this prospectus.
Purchasing or selling shares of a Fund on an exchange or other secondary market typically involves two types of costs. When purchasing or selling shares of a Fund through a broker, you may incur a brokerage commission. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference on the exchange between the bid price and the ask price for a share of a Fund. The spread will vary over time based on a Fund’s trading volume and market liquidity. The Funds have the potential for wider spreads given their non-transparent structure, especially during periods of market stress or volatility. Shares of the Funds trade on an exchange at prices that may differ to varying degrees from the daily NAV of the shares.
Each Fund’s primary listing exchange is the NYSE Arca (the “Listing Exchange”). The Listing Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth Holiday, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Proxy Portfolio Methodology
Unlike a traditional ETF, a Fund does not disclose its portfolio holdings daily. Rather, a Fund discloses a portfolio transparency substitute—the “Proxy Portfolio”—and certain related information about the relative performance of the Proxy Portfolio and a Fund’s Actual Portfolio holdings, which are designed to facilitate an effective arbitrage mechanism for a Fund’s shares while protecting the identity of a Fund’s full portfolio holdings. A Fund believes that daily disclosure of its full portfolio holdings could enable market participants to predict a Fund’s trading strategy and trade ahead of a Fund’s portfolio trades (a practice known as “front-running”), or to copy a Fund’s investment strategy (a practice known as “free riding”). The purpose of the proxy portfolio methodology, as described below (the “Proxy Portfolio Methodology”) is to protect a Fund and its shareholders against such practices. Although a Fund does not publish its full portfolio holdings daily, the Proxy Portfolio Methodology is designed to allow Authorized Participants and other market makers to assess the intraday value and associated risk characteristics of a Fund’s then-current portfolio holdings (the “Actual Portfolio”).
An important feature of the Proxy Portfolio methodology is the daily disclosure of a basket of cash and securities—the Proxy Portfolio—that is designed and constructed to closely track the daily performance of a Fund’s Actual Portfolio. In addition to the Proxy Portfolio, a Fund will disclose daily the percentage weight overlap between the holdings

Section 4 Investing in the Funds	45

of the Proxy Portfolio and the Actual Portfolio that formed the basis for a Fund’s calculation of NAV at the end of the prior Business Day (the “Proxy Overlap”). Daily disclosure of the Proxy Portfolio, the Proxy Overlap and the other related Proxy Portfolio Disclosures is designed to enable Authorized Participants and other market participants to accurately assess the profitability of arbitrage trades in shares of a Fund and to effectively hedge their risks associated with arbitrage and market making activities, thereby helping to ensure that investors can purchase and sell Fund shares in the secondary market at prices that are at or close to the underlying NAV per share of a Fund.
Proxy Portfolio
The goal of the Proxy Portfolio Methodology is to permit a Fund’s Proxy Portfolio, during all market conditions, to track closely the daily performance of a Fund’s Actual Portfolio and to minimize intra-day misalignment between the performance of the Proxy Portfolio and the performance of the Actual Portfolio. The Proxy Portfolio is designed to reflect the economic exposures and the risk characteristics of the Actual Portfolio on any given trading day.
Construction of a Proxy Portfolio that replicates the daily performance of the Actual Portfolio is achieved by performing a factor model analysis of a Fund’s Actual Portfolio. The factor model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. Each Fund will have a universe of securities (the “Model Universe”) that will be used to generate the Fund’s Proxy Portfolio. The Model Universe will be comprised of securities that the Fund can purchase and will be a financial index or stated portfolio of securities from which Fund investments will be selected. The results of the factor model analysis of a Fund’s Actual Portfolio are then applied to a Fund’s Model Universe of securities, resulting in the generation of a Proxy Portfolio, which consists of a subset of the securities in the Model Universe. The Proxy Portfolio is designed to perform in a manner substantially identical to the performance of the Actual Portfolio. The Proxy Portfolio will only include securities and investments in which a Fund may invest. However, while the Proxy Portfolio and the Actual Portfolio will likely hold some or many of the same securities, the Proxy Portfolio and a Fund’s Actual Portfolio will not include identical securities. The Proxy Portfolio will be reconstituted daily.
Proxy Portfolio Disclosures
The composition of the Proxy Portfolio will be published on the Funds’ website at www.nuveen.com/etf each Business Day and will include the following information for each portfolio holding in the Proxy Portfolio: (1) ticker symbol; (2) CUSIP or other identifier; (3) description of holding; (4) quantity of each security or other asset held; and (5) percentage weight of the holding in the Proxy Portfolio. The Funds’ website will publish on a daily basis, per share for each Fund, the prior Business Day’s NAV and the Closing Price or Bid/Ask Price (each as defined below), and a calculation of the premium or discount of the Closing Price or Bid/Ask Price against such NAV. The Funds’ website will also publish other information metrics regarding the relative behavior of the Proxy Portfolio and the Actual Portfolio, including the Proxy Overlap (defined below). Additional information about how the Proxy Portfolio and the Proxy Overlap are calculated can be found in the SAI and on the Funds’ website at www.nuveen.com/etf. The website will also include Tracking Error for each Fund and, once a Fund has completed a fiscal year, the median bid/ask spread (expressed as a percentage rounded to the nearest hundredth), will be computed by identifying the Fund’s National Best Bid and Offer as of the end of each ten second interval during each trading day of the last thirty calendar days, dividing the difference between each such bid and offer by the midpoint of the

46	Section 4 Investing in the Funds

National Best Bid and Offer and identifying the median of these values. Additionally, the Funds are required to disclose on their website a table showing the number of days the Funds’ shares traded at a premium or discount and a line graph showing the Funds’ share premiums or discounts during the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Funds).
The Funds believe that the Proxy Portfolio Disclosures will enable Authorized Participants and other market makers to use the component securities and their weightings of the Proxy Portfolio to calculate intraday values that approximate the value of the securities in the Actual Portfolio and, based thereon, assess whether the market price of a Fund’s shares is higher or lower than the approximate contemporaneous value of the Actual Portfolio. These activities are intended to facilitate an arbitrage mechanism that keeps market prices of a Fund’s shares at or close to a Fund’s NAV. Moreover, the Proxy Portfolio Disclosures generated by the Proxy Portfolio methodology are intended to facilitate effective hedging activities by market makers, so that share market price bid/ask spreads will be narrow.
Below are some definitions of the defined terms used above:
• Closing Price – the official closing price of a Fund’s shares on a Fund’s primary listing exchange.
• Bid/Ask Price – the midpoint of the highest bid and the lowest offer based upon the National Best Bid and Offer as of the time of calculation of a Fund’s NAV.
• National Best Bid and Offer – the current national best bid and national best offer as disseminated by the Consolidated Quotation System or UTP Plan Securities Information Processor.
• Proxy Overlap – the percentage weight overlap between the holdings of the prior Business Day’s Proxy Portfolio compared to the Actual Portfolio’s holdings that formed the basis for a Fund’s calculation of NAV at the end of the prior Business Day. The Proxy Overlap is calculated based on the Proxy Portfolio and portfolio holdings as of the prior Business Day. The Proxy Overlap is calculated by taking the lesser weight of each asset held in common between the Actual Portfolio and the Proxy Portfolio and adding the totals. Additional information about how the Proxy Overlap is calculated can be found on a Fund’s website at www.nuveen.com/etf. Each Fund publishes the Proxy Overlap before the opening of Fund share trading each Business Day.
• Tracking Error – The standard deviation over the past three months of the daily proxy spread (i.e., the difference, in percentage terms, between the Proxy Portfolio per share NAV and that of the Actual Portfolio at the end of the trading day). Each Fund calculates its Tracking Error at the end of each trading day and publishes the Tracking Error before the opening of Fund share trading each Business Day.
Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.
Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Funds. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive

Section 4 Investing in the Funds	47

physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Trading Prices
The trading prices of a Fund’s shares on the Listing Exchange generally differ from the Fund’s NAV and are affected by market forces such as the supply of and demand for the Fund’s shares as well as the securities held by the Fund, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market is based on the market price of a Fund’s shares, which may be more or less than the NAV of such shares. It is possible that Fund shares will trade with a larger premium/discount because of its non-transparent structure, and this risk may increase during times of market stress or volatility.
Householding
Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Funds.

Purchase and Redemption of Creation Units
Only certain institutional investors (typically market makers or other broker-dealers) who have entered into agreements with Nuveen Securities, LLC, the Funds’ distributor (the “Distributor”) (i.e., Authorized Participants), may purchase and redeem shares directly from the Funds at NAV and only in large blocks of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares are not redeemable by a Fund. An Authorized Participant must be either a DTC participant or a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”).
The Funds generally issue and redeem Creation Units in exchange for a designated in-kind basket of Fund securities and/or a designated amount of cash (together, the “Basket”). Each day the Listing Exchange is open for trading (a “Business Day”), prior to the opening of trading, each Fund publishes that day’s Basket through NSCC or another method of public dissemination.
Orders from Authorized Participants to create or redeem Creation Units may only be placed on a Business Day and are subject to approval by the Distributor. The names and quantities of the instruments that constitute the basket of securities in exchange for which a Fund issues or redeems shares will be the same as a Fund's Proxy Portfolio, except to the extent purchases and redemptions are made entirely or in part on a cash

48	Section 4 Investing in the Funds

basis. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received and deemed acceptable by the Distributor.
Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Funds’ statement of additional information.

Distributor
Nuveen Securities, LLC, the Funds’ distributor, distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 333 West Wacker Drive, Chicago, Illinois 60606.

Distribution and Service Payments
Distribution and Service Plan
Each Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. No distribution fees are currently charged to the Funds; there are no plans to impose distribution fees, and no such fees will be charged for at least twelve months from the date of this prospectus. Additionally, the implementation of any such fees would require approval by the Board prior to implementation. Because these fees would be paid out of a Fund’s assets on an on-going basis, if such fees are charged in the future, they would increase the cost of your investment and might cost you more over time than paying other types of sales charges.
Other Payments by the Adviser
The Adviser and/or its affiliates may make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds and certain other Nuveen ETFs available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by the Adviser and/or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Nuveen ETFs complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds or other Nuveen ETFs over another investment. More information regarding these payments is contained in the Funds’ statement of additional information.

Section 4 Investing in the Funds	49

Frequent Trading
The Funds do not impose any restrictions on the frequency of purchases and redemptions (“frequent trading”); however, the Funds reserve the right to reject or limit purchases at any time as described in the statement of additional information. In determining that no restrictions on frequent trading were necessary, the Board evaluated the risks of frequent trading to the Funds and their shareholders. The Board considered that a Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in the Funds’ shares occurs on the secondary market. Because secondary market trades do not involve the Funds directly, the Board concluded that such trades were unlikely to cause many of the harmful effects of frequent trading, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With respect to purchases and redemptions by Authorized Participants directly from the Funds that are effected in-kind (i.e., for securities), the Board concluded that those trades do not have the potential to cause the harmful effects that may result from frequent cash trades. To the extent that a Fund may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the Board recognized that such trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that a Fund’s shares trade at or close to NAV. In addition, the Board recognized that the Funds impose fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades.

50	Section 4 Investing in the Funds

Section 5 General Information

Dividends and Distributions
As a Fund shareholder, you are entitled to your share of the Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as dividends and distributions.
Each Fund may earn interest from its investments in common stocks. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as dividends. Dividends, if any, are declared and paid quarterly for the Nuveen Dividend Growth ETF and annually for all other ETFs in this prospectus.
Each Fund will generally realize short-term capital gains or losses whenever it sells assets held for one year or less. Net short-term capital gains will generally be treated as ordinary income when distributed to shareholders. Each Fund will generally realize long-term capital gains or losses whenever it sells assets held for more than one year. Net capital gains (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) are distributed to shareholders once a year at year end.
Each Fund reserves the right to declare special distributions if such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Your broker is responsible for distributing any dividends and capital gain distributions to you.
Dividend Reinvestment Service
No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market.

Taxes
As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this prospectus is provided as general information, based on current laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. There is no guarantee that shares of the Funds will receive certain regulatory or accounting treatment. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds. Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Funds make distributions, you sell Fund shares, or (for Authorized Participants only) you purchase or redeem Creation Units.

Section 5 General Information	51

Taxes and Tax Reporting
Each Fund intends to qualify each year for treatment as a regulated investment company. If it meets certain minimum distribution requirements, a regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund intends to make distributions that may be taxed as ordinary income or capital gains. Distributions of a Fund’s net capital gain are taxable as long-term capital gains regardless of how long you have owned your shares. For non-corporate shareholders, long-term capital gains are generally taxable at tax rates up to 20% (lower tax rates apply to individuals in lower tax brackets), while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The tax you pay on a given capital gains distribution depends generally on how long the Fund has held the portfolio securities it sold and not on how long you have owned your Fund shares.
Dividends that are reported by a Fund as qualified dividend income are generally taxable to non-corporate shareholders at tax rates of up to 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income generally is income derived from dividends paid to a Fund by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. For dividends to be taxed as qualified dividend income to a non-corporate shareholder, a Fund must satisfy certain holding period requirements with respect to the underlying stock and the non-corporate shareholder must satisfy holding period requirements with respect to his or her ownership of Fund shares. Holding periods may be suspended for these purposes for stock that is hedged.
Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.
The sale of shares in your account may produce a gain or loss, and is a taxable event. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of long-term capital gain dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.
In general, your distributions are subject to federal income tax for the year in which they are paid. Distributions paid in January, but declared and payable to shareholders of record in October, November or December of the prior year, however, may be taxable to you in the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).
Early in each year, you will receive a statement from the firm through which you hold your Fund shares detailing the amount and nature of all distributions that you were paid

52	Section 5 General Information

during the prior year. The tax status of your distributions is the same whether you reinvest them or elect to receive them in cash.
Dividends and distributions from the Funds and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.
When seeking to satisfy redemption requests in whole or in part on a cash basis, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, a Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process were used. A Fund may be required to sell certain securities from its Actual Portfolio, including to the extent the composition of the Actual Portfolio differs from that of the Proxy Portfolio, prior to effecting an in-kind redemption to ensure it distributes the proper securities to Authorized Participants. Any such sales may generate taxable gain or loss.
Distributions (other than capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.
Please note that if you do not furnish the Fund with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Fund, you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the Internal Revenue Service notifies the Fund to withhold, federal law requires the Fund to withhold federal income tax from your distributions and redemption proceeds at the applicable withholding rate.
Buying or Selling Shares Close to a Record Date
Buying Fund shares shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend” and generally should be avoided by taxable investors. The entire distribution may be taxable to you even though a portion of the distribution effectively represents a return of your purchase price.
Cost Basis Method
You may elect a cost basis method to apply to shares held in your account with your financial intermediary. The cost basis method you select will determine the order in which such shares are sold and how your cost basis information is calculated and subsequently reported to you and to the Internal Revenue Service. Please consult your tax advisor to determine which cost basis method best suits your specific situation. Please contact your financial intermediary for instructions on how to make your election. If you do not make an election, your financial intermediary will choose its own default cost basis method.

Section 5 General Information	53

Taxes on Creation and Redemption of Creation Units
An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position.
Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.
Persons exchanging securities for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.
Foreign Investments by the Funds
Dividends, interest and other income received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Funds may need to file special claims for refund to secure the benefit of a reduced rate. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund may elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If a Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the Funds under all applicable tax laws.

54	Section 5 General Information

Net Asset Value
Each Fund’s NAV is determined as of the close of trading (normally 4:00 p.m. New York time) on the New York Stock Exchange (“NYSE”) on each Business Day. Each Fund’s NAV per share is calculated by taking the value of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. Each Fund’s latest NAV per share is available on the Fund’s website at www.nuveen.com/etf.
In determining NAV, exchange-traded instruments generally are valued at the last reported sales price or official closing price on an exchange, if available. Independent pricing services typically value non-exchange-traded instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows, and transactions for comparable instruments. In pricing certain instruments, the pricing services may consider information about an instrument’s issuer or market activity provided by the Adviser or Sub-Adviser.
If a price cannot be obtained from a pricing service or other pre-approved source, or if, in the judgment of the Adviser, a price is unreliable, a portfolio instrument will be valued at its fair value as determined in good faith by the Board or its appointee. The Adviser may determine that a price is unreliable in various circumstances. For example, a price may be deemed unreliable if it has not changed for an identified period of time, or has changed from the previous day’s price by more than a threshold amount, and recent transactions and/or broker dealer price quotations differ materially from the price in question.
The Board has adopted valuation procedures for the Funds and has appointed the Adviser’s Valuation Committee with the day-to-day responsibility for fair value determinations. All fair value determinations made by the Valuation Committee are subject to review and ratification by the Board. As a general principle, the fair value of a portfolio instrument is the amount that an owner might reasonably expect to receive upon the instrument’s current sale. A range of factors and analysis may be considered when determining fair value, including relevant market data, interest rates, credit considerations and/or issuer specific news. However, fair valuation involves subjective judgments, and it is possible that the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

Premium/Discount Information
Information showing the number of days the market price of each Fund’s shares was greater than the Fund’s NAV per share (i.e., at a premium) and the number of days it was less than the Fund’s NAV per share (i.e., at a discount) are made available on the Funds’ website at www.nuveen.com/etf.

Fund Service Providers
Brown Brothers Harriman (“BBH”) is the administrator, custodian and transfer agent for the Funds.

Section 5 General Information	55

Listing Exchange
Shares of the Funds are not sponsored, endorsed or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the ability of a Fund to achieve its investment objective. The Listing Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of shares of the Funds in connection with the administration, marketing or trading of shares of the Funds. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Proxy Portfolio and Proxy Overlap
Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and a Fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the “Proxy Overlap”), can be found at www.nuveen.com/etf.

56	Section 5 General Information

Section 6 Financial Highlights
The financial highlights table is intended to help you understand each Fund’s financial performance for the period of operations for the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This has been derived from information that has been audited by KPMG LLP, whose report for the most recent fiscal year, along with each Fund’s financial statements, are included in the annual report, which is available upon request.
Selected data for a share outstanding throughout the period:

		Investment Operations			Less Distributions
Year Ended October 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
NDVG
2021(d)	$25.00	$0.09	$1.10	$1.19	$(0.06)	$ -	$(0.06)	$26.13	$26.14
NUGO
2021(e)	25.00	0.01	1.03	1.04	-	-	-	26.04	26.05
NSCS
2021(d)	25.00	0.01	1.20	1.21	-	-	-	26.21	26.22
NWLG
2021(d)	25.00	(0.02)	1.41	1.39	-	-	-	26.39	26.37

Section 6 Financial Highlights	57

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets
Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)		Portfolio Turnover Rate(c)

4.76%	4.82%	$6,009	0.64%*	1.52	%*	7%

4.18	4.18	1,687,423	0.55*	0.39	*	2

4.84	4.87	6,290	0.85*	0.23	*	11

5.56	5.50	6,069	0.64*	(0.24	)*	15
(a) Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b) Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c) Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares.
(d) For the period August 4, 2021 (commencement of operations) through October 31, 2021.
(e) For the period September 27, 2021 (commencement of operations) through October 31, 2021.
* Annualized.

58	Section 6 Financial Highlights

Several additional sources of information are available to you, including the codes of ethics adopted by the Funds, Nuveen, the Adviser and the Sub-Adviser. The statement of additional information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the Funds included in this prospectus. Additional information about the Funds’ investments will be available in the annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The Funds’ most recent statement of additional information, annual and semi-annual reports and certain other information are available, free of charge, by calling Nuveen Investor Services at (888) 290-9881, on the Funds’ website at www.nuveen.com/etf, or through your financial advisor. Shareholders may call the toll free number above with any inquiries.
You may also obtain this and other Fund information directly from the SEC. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov. The SEC may charge a copying fee for this information.
Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, Illinois 60606
www.nuveen.com/etf
No person has been authorized to give any information or to make any representations other than those contained in this prospectus in connection with the offer of Fund shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the Funds. Neither the delivery of this prospectus nor any sale of Fund shares shall under any circumstance imply that the information contained herein is correct as of any date after the date of this prospectus. Please read and keep this prospectus for future reference.
Dealers effecting transactions in Fund shares, whether or not participating in this distribution, are generally required to deliver a prospectus. This is in addition to any obligation of dealers to deliver a prospectus when acting as underwriters.
The Funds are a series of Nushares ETF Trust, whose Investment Company Act file number is 811-23161.

NPR-ETFSP-0222P

February 28, 2022

	Listing Exchange	Ticker Symbol

Nuveen ESG Dividend ETF	Cboe BZX Exchange, Inc.	NUDV

Nuveen ESG Large-Cap ETF	Cboe BZX Exchange, Inc.	NULC
Nuveen ESG Large-Cap Growth ETF	Cboe BZX Exchange, Inc.	NULG
Nuveen ESG Large-Cap Value ETF	Cboe BZX Exchange, Inc.	NULV
Nuveen ESG Mid-Cap Growth ETF	Cboe BZX Exchange, Inc.	NUMG
Nuveen ESG Mid-Cap Value ETF	Cboe BZX Exchange, Inc.	NUMV
Nuveen ESG Small-Cap ETF	Cboe BZX Exchange, Inc.	NUSC

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to, and should be read in conjunction with, the prospectus dated February 28, 2022, for the Nuveen ESG Dividend ETF, Nuveen ESG Large-Cap ETF, Nuveen ESG Large-Cap Growth ETF, Nuveen ESG Large-Cap Value ETF, Nuveen ESG Mid-Cap Growth ETF, Nuveen ESG Mid-Cap Value ETF, and Nuveen ESG Small-Cap ETF (each, a “Fund” and, collectively, the “Funds”), each a series of Nushares ETF Trust (the “Trust”), as such prospectus may be revised from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A Prospectus may be obtained without charge from the Funds by visiting the Funds’ website at www.nuveen.com/etf, or by calling (888) 290-9881.

The Funds’ audited financial statements for the most recent fiscal year are incorporated in this SAI by reference to the Fund’s most recent Annual Report to Shareholders. You may obtain a copy of a Fund’s Annual Report at no charge by request to the Fund by visiting the website or calling the phone number noted above.

GENERAL INFORMATION

Each Fund is a diversified series of the Trust, an open-end management investment company organized as a Massachusetts business trust on February 20, 2015. Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Each Fund is an exchange-traded fund (“ETF”) within the Nuveen family of ETFs (the “Nuveen ETFs”). The investment objective of each Fund is to track the investment results, before fees and expenses, of its underlying index (each, an “Index” and, collectively, the “Indexes”). Each Fund’s investment adviser is Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors” or the “Adviser”). Each Fund’s sub-adviser is Teachers Advisors, LLC (“TAL” or the “Sub-Adviser”). The Adviser has agreed to pay all organizational and offering expenses of the Trust.

Each Fund issues and redeems shares at its net asset value per share (“NAV”) only in large block aggregations of a specified number of shares (“Creation Units”). Only certain institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”) may purchase and redeem shares directly from the Funds at NAV. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. See “Purchase and Redemption of Creation Units” later in this SAI for more information.

Each Fund's shares are listed for trading on the Cboe BZX Exchange, Inc., a national securities exchange (the “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange. The shares trade on the Listing Exchange at market prices that may differ from the shares’ NAVs.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund invests its assets, and otherwise conducts its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain eligibility for such treatment.

GENERAL RISKS

An investment in the Funds should be made with an understanding that the value of the Funds’ portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. The Funds may not outperform other investment strategies over short- or long-term market cycles and the Funds may decline in value. The Funds’ shares may trade above or below their NAV. An investor in the Funds could lose money over short or long periods of time. The price of the securities and other investments held by the Funds and thus the value of the Funds’ portfolios are expected to fluctuate in accordance with general economic conditions, interest rates, political events, and other factors.

Investor perceptions may also impact the value of each Fund’s investments and the value of an investment in each Fund’s shares. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic, public health or banking crises. Issuer-specific conditions may also affect the value of a Fund’s investments. The financial condition of an issuer of a security or counterparty to a contract may cause it to default or become unable to pay interest or principal due on the security or contract. The Funds cannot collect interest and principal payments if the issuer or counterparty defaults. Accordingly, the value of an investment in a Fund may change in response to issuer or counterparty defaults and changes in the credit ratings of a Fund’s portfolio securities.

Although the Funds attempt to invest in liquid securities and instruments, there can be no guarantee that a liquid market for such securities and instruments will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

S-1

CONTINUOUS OFFERING

The method by which Creation Units are created and Fund shares are subsequently traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if, after placing an order for Creation Units with Nuveen Securities, LLC (“Nuveen Securities” or the “Distributor”), the broker-dealer or its client breaks them down into constituent shares and sells such shares directly to customers, or if the broker-dealer or its client chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “1940 Act”). Firms that incur a prospectus-delivery obligation with respect to shares of a Fund are reminded that pursuant to Rule 153 under the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the Fund’s Prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

INVESTMENT RESTRICTIONS

In addition to the investment objectives and policies set forth in the Prospectus and under “Investment Policies and Techniques” below, each Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in numbers (1) through (7) below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Nuveen ESG Dividend ETF and Nuveen ESG Large-Cap ETF may not:

(1) Concentrate its investments in a particular industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may concentrate its investments in a particular industry or group of industries to approximately the same extent that the Index concentrates in a particular industry or group of industries.

Each Fund, except the Nuveen ESG Dividend ETF and Nuveen ESG Large-Cap ETF, may not:

(1) Concentrate its investments in a particular industry, as the term “concentrate” is used in the 1940 Act, except as may be necessary to approximate the composition of its Index.

 Each Fund may not:

(2) Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

(3) With respect to 75% of its total assets, purchase securities of an issuer (other than (i) securities issued by other investment companies, (ii) securities issued by the U.S. government, its agencies, instrumentalities or authorities, or (iii) repurchase agreements fully collateralized by U.S. government securities) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

S-2

(4) Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments; but this restriction shall not prohibit the Fund from investing in options on commodity indices, commodity futures contracts and options thereon, commodity-related swap agreements, other commodity-related derivative instruments, and investment companies that provide exposure to commodities.

(5) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments; but this restriction shall not prevent the Fund from purchasing or selling securities or other instruments backed by real estate or interests therein or of issuers engaged in real estate activities.

(6) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.

(7) Make loans, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

Except with respect to the limitation set forth in number (2) above, the foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

For purposes of applying the limitation set forth in number (1) above, according to the current interpretation by the Securities and Exchange Commission (the “SEC”), a Fund would be concentrated in an industry if 25% or more of its net assets, based on current market value at the time of purchase, were invested in that industry. To the extent a Fund invests in other investment companies, it will consider the investments of the underlying investment companies when determining compliance with the limitation set forth in number (1) above, to the extent the Fund has sufficient information about such investments. For purposes of this limitation, issuers of the following securities will not be considered to be members of any industry: securities of the U.S. government and its agencies or instrumentalities; except as set forth in the following sentence, securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. To the extent that the income from a municipal bond is derived principally from a specific project or backed principally from the assets and revenue of a non-governmental user, the securities will be deemed to be from the industry of that project or user.

Each foreign government will be considered to be a member of a separate industry.

For purposes of applying the limitations set forth in number (2) above, under the 1940 Act as currently in effect, a Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of a Fund’s total assets is at least 300% of the principal amount of all of a Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of a Fund’s total assets). In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three calendar days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.

For purposes of applying the limitations set forth in number (7) above, there are no limitations with respect to unsecured loans made by a Fund to an unaffiliated party. However, if a Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), a Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Funds’ Board of Trustees (the “Board”) without a shareholder vote.

A Fund may not:

(1) Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

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(2) Invest directly in futures, options on futures and swaps to the extent that the Adviser would be required to register with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator. See “Investment Policies and Techniques—Derivatives—Limitations on the Use of CFTC-Regulated Futures, Options on Futures and Swaps.”

Each Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the “Name Policy”) whereby the Fund, under normal market conditions, will (i) invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of its Index and, (ii) for each Fund except for Nuveen ESG Dividend ETF, invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in companies with market capitalizations suggested by the Fund’s name. As a result, each of these Funds must provide shareholders with a notice, meeting the requirements of Rule 35d-1(c), at least 60 days prior to any change of its Name Policy. For purposes of the Name Policy, each Fund may consider both direct investments and indirect investments (e.g., investments in other investment companies, derivatives and synthetic instruments with economic characteristics similar to the direct investments that meet the Name Policy) when determining compliance with the Name Policy. For purposes of the Name Policy, the Funds will value eligible derivatives at fair value or market value instead of notional value. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Funds’ investment objectives, principal investment strategies, policies and techniques that appears in the Prospectus for the Funds. Additional information concerning principal investment strategies of the Funds, and other investment strategies that may be used by the Funds, are set forth below in alphabetical order.

If a percentage limitation on investments by a Fund stated in this SAI or the Prospectus is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. In connection with the Fund’s investment restrictions, any reference in this SAI or the Prospectus to a specific rating encompasses all gradations of that rating (e.g., if this SAI or the Prospectus states that a fund may invest in securities rated as low as B, the fund may invest in securities rated B-).

References in this section to the Adviser also apply, to the extent applicable, to the Sub-Adviser of the Funds.

Asset Coverage Requirements

Consistent with SEC staff guidance, a Fund will only engage in transactions that expose it to an obligation to another party if it owns either (a) an offsetting position for the same type of financial asset or (b) cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (a). Examples of transactions governed by these asset coverage requirements include, for example, options written by the Fund, futures contracts and options on futures contracts, forward currency contracts, swaps, and when-issued and delayed delivery transactions. Assets used as offsetting positions, designated on the Fund’s books, or held in a segregated account cannot be sold while the positions requiring cover are open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

In the case of futures contracts or forward contracts that are not contractually required to cash settle, a Fund must set aside or earmark liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, a Fund is permitted to set aside or earmark liquid assets or enter into an offsetting position in an amount equal to the Fund’s daily mark-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside or earmarking assets equal to only its net obligations under cash-settled futures contracts or forward contracts, a Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

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The SEC recently adopted new Rule 18f-4 under the 1940 Act, which imposes limits on the amount of derivatives a Fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act, among other requirements. The Funds will comply with the new rule’s asset segregation framework and other requirements upon the SEC’s compliance date in 2022.

The Funds reserve the right to modify their policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff, such as the SEC’s recently adopted Rule 18f-4, regarding asset segregation.

Borrowing Money

Each Fund may borrow money from a bank as permitted by the 1940 Act, or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund, but only for temporary or emergency purposes. Each Fund may also invest in reverse repurchase agreements, which are considered borrowings under the 1940 Act. Although the 1940 Act presently allows each Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets), and there is no limit on the percentage of Fund assets that can be used in connection with reverse repurchase agreements, under normal circumstances any borrowings by a Fund will not exceed 10% of the Fund’s total assets.

Cash Equivalents and Short-Term Investments

Each Fund may hold assets in cash or cash equivalents, money market funds and short-term taxable fixed income securities in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. Each Fund may only invest in short-term taxable fixed income securities with a maturity of one year or less and whose issuers have a long-term rating of at least A- or higher by Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), A3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or A- or higher by Fitch, Inc. (“Fitch”). Short-term taxable fixed income securities are defined to include, without limitation, the following:

(1) U.S. Government Securities. Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. In addition, each Fund may invest in sovereign debt obligations of non-U.S. countries. U.S. Treasury obligations include separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are transferable through the Federal book-entry system. STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations.

(2) Certificates of Deposit. Each Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid investments and be subject to the

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Fund’s 15% restriction on investments in illiquid investments. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by a Fund may not be fully insured.

(3) Bankers’ Acceptances. Each Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) Repurchase Agreements. Each Fund may invest in repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to certain obligations. Collateral may consist of any fixed income security which is an eligible investment for the Fund. The Fund’s custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(5) Bank Time Deposits. Each Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(6) Commercial Paper. Each Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. A Fund may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor’s, Fitch or Moody’s, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization.

(7) Eurodollar and Yankee Instruments. Each Fund may invest in Eurodollar certificates of deposit issued by foreign branches of U.S. or foreign banks; Eurodollar time deposits, which

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are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States. In each instance, a Fund may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

(8) Money Market Funds and Short-Term Debt Funds. Each Fund may invest in money market funds. A Fund will bear its proportionate share of the money market fund’s fees and expenses (see “Other Investment Companies and Other Pooled Investment Vehicles” below). A Fund may hold securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less.

(9) Variable Amount Master Demand Notes. Each Fund may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Derivatives

Subject to the limitations set forth below under “Limitations on the Use of CFTC-Regulated Futures, Options on Futures and Swaps,” each Fund may use derivative instruments as described below. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, loans, commodities, interest rates, currency exchange rates, and various domestic and foreign indices.

A Fund may use derivatives for a variety of reasons, including as a substitute for investing directly in securities, as part of a hedging strategy (that is, for the purpose of reducing risk to the Fund), or for other purposes related to the management of the Fund. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on a Fund’s performance.

While transactions in some derivatives may be effected on established exchanges, many other derivatives are privately negotiated and entered into in the over-the-counter (“OTC”) market with a single counterparty. When exchange-traded derivatives are purchased and sold, a clearing agency associated with the exchange stands between each buyer and seller and effectively guarantees performance of each contract, either on a limited basis through a guaranty fund or to the full extent of the clearing agency’s balance sheet. Transactions in OTC derivatives not subject to a clearing requirement have no such protection. Each party to an uncleared OTC derivative bears the risk that its direct counterparty will default. In addition, OTC derivatives are generally less liquid than exchange-traded derivatives because they often can only be closed out with the other party to the transaction.

The use of derivative instruments is subject to applicable regulations of the SEC, the CFTC, various state regulatory authorities and, with respect to exchange-traded derivatives, the several exchanges upon which they are traded. As discussed above under “Asset Coverage Requirements,” in order to engage in certain transactions in derivatives, a Fund may be required to hold offsetting positions or to hold cash or liquid securities in a segregated account or designated on the Fund’s books. In addition, a Fund’s ability to use derivative instruments may be limited by tax considerations.

The particular derivative instruments a Fund can use are described below. A Fund’s portfolio managers may decide not to employ some or all of these instruments, and there is no assurance that any derivatives strategy used by a Fund will succeed. A Fund may employ new derivative instruments and

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strategies when they are developed, if those investment methods are consistent with the Fund’s investment objective and are permissible under applicable regulations governing the Fund.

Options Transactions

Each Fund may purchase put and call options on specific securities (including groups or “baskets” of specific securities), stock indices, and/or foreign currencies. In addition, a Fund may write put and call options on such financial instruments.

Options on Securities. Each Fund may purchase put and call options on securities. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the “exercise price”) at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the “premium” paid by the purchaser for the right to sell or buy.

A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Fund may purchase call options to protect against an increase in the price of securities that a Fund anticipates purchasing in the future, a practice sometimes referred to as “anticipatory hedging.” The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

Options on Interest Rates and Indices. Each Fund may purchase put and call options on interest rates and bond indices. An option on interest rates or on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the underlying interest rate or index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the exercise-settlement value of the interest rate option or the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the “multiplier”). The writer of the option is obligated, for the premium received, to make delivery of this amount. Settlements for interest rate and index options are always in cash.

Options on Currencies. Each Fund may purchase put and call options on foreign currencies. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect the Fund against an adverse movement in the value of a foreign currency, it would limit the gain which might result from a favorable movement in the value of the currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if a Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

Writing Options. The Funds may write (sell) put and call options. These transactions would be undertaken principally to produce additional income. A Fund receives a premium from writing options which it retains whether or not the option is exercised. The Funds may write straddles consisting of a combination of a call and a put written on the same underlying instrument.

A Fund will write a call option on a security only if (a) the Fund owns the security underlying the call, (b) the Fund has an absolute and immediate right to acquire that security without additional cash

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consideration (or, if additional cash consideration is required, cash or other liquid assets in such amount are segregated), or (c) the Fund holds a call on the same security where the exercise price of the call is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets.

A Fund will write a call option on a basket of securities, an index or currency only if (a) the Fund segregates liquid assets in an amount equal to the contract value of the index, basket or currency, or (b) the Fund holds a call on the same index, basket or currency as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets.

A Fund will write a put option on a security, basket of securities, index or currency only if (a) the Fund segregates liquid assets equal to the exercise price or (b) the Fund holds a put on the same security, basket of securities, index or currency as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets.

When a Fund writes a straddle, sufficient assets will be segregated to meet the Fund’s immediate obligations. A Fund may segregate the same liquid assets for both the call and put options in a straddle where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Expiration or Exercise of Options. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, currency or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

The Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, currency or index in relation to the exercise price of the option, the volatility of the underlying security, currency or index, and the time remaining until the expiration date.

Futures

Each Fund may engage in futures transactions. A Fund may buy and sell futures contracts that relate to (1) interest rates, (2) foreign currencies, (3) debt securities, and (4) bond indices. A Fund may only enter into futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.

A futures contract is an agreement between two parties to buy and sell a security, interest rate or currency (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract. Other futures contracts, such as futures contracts on interest rates and indices, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. These contracts also may be settled by entering into an offsetting futures contract.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with its futures

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broker (also known as a futures commission merchant (“FCM”)) an amount of cash or securities equal to a specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, FCMs may establish margin deposit requirements that are higher than the exchange minimums. Cash held as margin is generally invested by the FCM in high-quality instruments permitted under CFTC regulations, with returns retained by the FCM and interest paid to the Fund on the cash at an agreed-upon rate. A Fund will also receive any interest paid from coupon-bearing securities, such as Treasury securities, held in margin accounts. Subsequent payments to and from the FCM, called variation margin, will be made on a daily basis as the price of the underlying financial instrument fluctuates, making the futures contract more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by a Fund as unrealized gains or losses. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a gain or loss. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to the return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures transactions also involve brokerage costs.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Forward Currency Contracts and other Foreign Currency Transactions

Each Fund may enter into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward currency contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange. Because forward contracts are not traded on an exchange, a Fund is subject to the credit and performance risk of the counterparties to such contracts.

Swap Transactions

Each Fund may enter into interest rate, total return, and credit default swap agreements.

The Funds may enter into swap transactions for any purpose consistent with its investment objectives and strategies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, to reduce risk arising from the ownership of a particular instrument, or to gain exposure to certain securities, reference rates, sectors or markets.

Swap agreements are two party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined asset, reference rate or index. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a basket of securities representing a particular index. The notional amount of the swap agreement generally is only used as a basis upon which to calculate the obligations that the parties to the swap agreement have agreed to exchange. A Fund’s current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the Fund) and the Fund will segregate assets determined to be liquid by the Sub-Adviser for any accrued but unpaid net amounts owed to a swap counterparty. See “Asset Coverage Requirements” above.

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Interest Rate Swaps. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met. Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely.

Total Return Swaps. In a total return swap, one party agrees to pay the other the “total return” of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with bonds and defined baskets of loans and mortgages. A Fund might enter into a total return swap involving an underlying index or basket of securities to create exposure to a potentially widely-diversified range of securities in a single trade. An index total return swap can be used by the portfolio managers to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.

Credit Default Swaps. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. A Fund may enter into credit default swap agreements either as a buyer or a seller. The Fund may buy protection to attempt to mitigate the risk of default or credit quality deterioration in one or more of its individual holdings or in a segment of the fixed income securities market to which it has exposure, or to take a “short” position in individual bonds or market segments which it does not own. The Fund may sell protection in an attempt to gain exposure to the credit quality characteristics of particular bonds or market segments without investing directly in those bonds or market segments.

As the buyer of protection in a credit default swap, the Fund will pay a premium (by means of an upfront payment or a periodic stream of payments over the term of the agreement) in return for the right to deliver a referenced bond or group of bonds to the protection seller and receive the full notional or par value (or other agreed upon value) upon a default (or similar event) by the issuer(s) of the underlying referenced obligation(s). If no default occurs, the protection seller would keep the stream of payments and would have no further obligation to the Fund. Thus, the cost to the Fund would be the premium paid with respect to the agreement. If a credit event occurs, however, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. The Fund bears the risk that the protection seller may fail to satisfy its payment obligations.

If a Fund is a seller of protection in a credit default swap and no credit event occurs, the Fund would generally receive an up-front payment or a periodic stream of payments over the term of the swap. If a credit event occurs, however, generally the Fund would have to pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As the protection seller, the Fund effectively adds economic leverage to its portfolio because, in addition to being subject to investment exposure on its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. Thus, the Fund bears the same risk as it would by buying the reference obligations directly, plus the additional risks related to obtaining investment exposure through a derivative instrument discussed below under “Risks Associated with Swap Transactions.”

Swap Options. A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. A Fund may write (sell) and purchase put and call swap options. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swap option than when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

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Risks Associated with Swap Transactions. The use of swap transactions is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Sub-Adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. As the protection seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to being subject to investment exposure on its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The Fund may only close out a swap or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. In addition, the price at which the Fund may close out such a two party contract may not correlate with the price change in the underlying reference asset. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. It also is possible that developments in the derivatives market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap or other agreements or to realize amounts to be received under such agreements.

Caps, Collars and Floors

Each Fund may enter into interest rate caps, floors, and collars. Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar involves selling a cap and purchasing a floor or vice versa to protect a Fund against interest rate movements exceeding given minimum or maximum levels.

Limitations on the Use of CFTC-Regulated Futures, Options on Futures and Swaps

Each Fund will limit its direct investments in CFTC-regulated futures, options on futures and swaps (“CFTC Derivatives”) to the extent necessary for the Adviser to claim the exclusion from regulation as a commodity pool operator with respect to each of the Funds under CFTC Rule 4.5, as such rule may be amended from time to time. Under Rule 4.5 as currently in effect, each Fund will limit its trading activity in CFTC Derivatives (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests:

• Aggregate initial margin and premiums required to establish its positions in CFTC Derivatives do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or

• Aggregate net notional value of its positions in CFTC Derivatives does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions.

With respect to each Fund, the Adviser has filed a notice of eligibility for exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act and therefore is not subject to registration or regulation as a commodity pool operator thereunder.

The requirements for qualification as a regulated investment company may also limit the extent to which a Fund may invest in CFTC Derivatives. See “Tax Matters—Qualification as a Regulated Investment Company.”

Federal Income Tax Treatment of Futures Contracts and Options

Each Fund’s transactions in futures contracts and options will be subject to special provisions of the Code, that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirement for avoiding excise taxes.

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Risks and Special Considerations Concerning Derivatives

The use of derivative instruments involves certain general risks and considerations as described below.

(1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers’ ability to predict movements in the relevant markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) Counterparty Risk. Counterparty risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For many OTC instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. Each Fund will enter into derivatives transactions only with counterparties that its portfolio managers reasonably believe are capable of performing under the contract.

(3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as a CDS) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

(4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. There is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

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(6) Systemic or “Interconnection” Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

(7) Leverage Risk. Leverage risk is the risk that a Fund may be more volatile than if it had not been leveraged due to leverage’s tendency to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

(8) Regulatory Risk. The Dodd-Frank Act Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has initiated a dramatic revision of the U.S. financial regulatory framework and covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; and new rules for derivatives trading. In particular, the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions. New requirements, such as capital requirements and mandatory clearing of OTC derivatives transactions, have impacted and may continue to impact the costs to a fund of trading these instruments and, as a result, may affect returns to investors in a Fund. Instruments in which a Fund may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable. Certain of the implementing regulations have not yet been finalized or made effective. Accordingly, the ultimate impact of the Dodd-Frank Act, including on the derivative instruments in which a Fund may invest, is not yet certain.

Equity Securities

Under normal market conditions, the Funds primarily invest in equity securities, which include common stocks, preferred securities, warrants to purchase common stocks or preferred securities, convertible securities, participatory notes, interests in real estate investment trusts, common and preferred units of master limited partnerships, and other securities with equity characteristics.

Common Stocks

Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred securities, dividends on common stocks are not prescribed in advance but are declared at the discretion of a company’s board.

While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, common stockholders are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

• Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

• Factors affecting an entire industry, such as increases in production costs; and

• Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

An investment in common stocks of issuers with small or medium market capitalizations generally involves greater risk and price volatility than an investment in common stocks of larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter

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market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

Preferred Securities

Like common stocks, preferred securities are also units of ownership in a company, but preferred securities normally have preference over common stocks in the payment of dividends and the liquidation of the company. In all other respects, however, preferred securities are subordinated to the liabilities of the issuer. Unlike common stocks, preferred securities are generally not entitled to vote on corporate matters. Types of preferred securities include adjustable-rate preferred securities, fixed dividend preferred securities, perpetual preferred securities and sinking fund preferred securities. Generally, the market value of preferred securities with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

Because preferred securities are generally junior to most other forms of debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred security than in a more senior debt security with similar stated yield characteristics.

Warrants

Each Fund may invest in warrants if, after giving effect thereto, not more than 5% of its net assets will be invested in warrants other than warrants acquired in units or attached to other securities. Investing in warrants is purely speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants are issued by the issuer of a security and provide their holder the option to purchase that security upon the warrants’ exercise at a specific price for a specific period of time. They do not represent ownership of the securities but only the right to buy them. The prices of warrants do not necessarily parallel the prices of the underlying securities.

Convertible Securities

For issues where the conversion of the security is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred securities that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred securities, until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security generally is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a comparable non-convertible fixed-income security). The investment value is determined by, among other things, reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar non-convertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like non-convertible debt or a preferred security in the sense that its market value will not be influenced greatly by fluctuations in the market price of the underlying security into which it can be converted. Instead, the convertible security’s price will tend to move in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is significantly above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying stock. In that case, the convertible security’s price may be as volatile as that of the common stock. Because both interest rate and market movements can influence its value, a convertible security is not generally as sensitive to interest rates as a similar fixed-income security, nor is it generally as sensitive to changes in share price as its underlying stock.

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A Fund’s investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. A Fund’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. For issues where the conversion of the security is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities are often rated below investment-grade or are not rated, and therefore may be considered speculative investments. The credit rating of a company’s convertible securities is generally lower than that of its conventional debt securities. Convertible securities are normally considered “junior” securities—that is, the company usually must pay interest on its conventional corporate debt before it can make payments on its convertible securities. Some convertible securities are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the issuing company’s common stock.

Participatory Notes

The Funds may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain non-U.S. companies traded on a non-U.S. exchange. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. Even though a participatory note is intended to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain or lose more in absolute terms than they would have made or lost had they invested in the underlying securities directly, the performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate located in the United States or foreign countries. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A hybrid REIT combines the characteristics of an equity REIT and a mortgage REIT.

Investing in REITs would subject a Fund to risks associated with the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.

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The Fund may also be subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and income from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Master Limited Partnerships

Equity securities in which a Fund may invest include master limited partnerships (“MLPs”). An MLP is an entity, most commonly a limited partnership, that is taxed as a partnership publicly traded and listed on a national securities exchange. Holders of common units of MLPs typically have limited control and limited voting rights as compared to holders of a corporation’s common shares. MLPs are limited by the Code to only apply to enterprises that engage in certain businesses, mostly pertaining to the use of natural resources, such as petroleum and natural gas extraction and transportation, although some other enterprises may also qualify as MLPs.

Lending of Portfolio Securities

In order to generate additional income, each Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities that the Adviser has determined are creditworthy. The securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities; however, a Fund bears the risk that the securities lending agent may default on its contractual obligations to the Fund. A Fund also bears the market risk with respect to the investment of the cash collateral used to secure the loan. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. Each Fund will pay a portion of the income earned on other lending transactions to the placing broker and may pay administrative and custodial fees in connection with these loans.

In these loan arrangements, a Fund will receive cash collateral equal to at least 102% of the value of the securities loaned as determined at the time of loan origination. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by a Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. However, each Fund currently recalls all loaned securities from the borrower so that it may receive dividends paid on the securities, if any.

Other Investment Companies and Other Pooled Investment Vehicles

Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and ETFs registered under the 1940 Act (“1940 Act ETFs”). Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of the Fund’s total assets with respect to any one investment company; and 10% of the Fund’s total assets in the aggregate. 1940 Act ETFs, however, may rely on Rule 12d1-4 under the 1940 Act to invest beyond these statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Fund will only invest in other investment companies and pooled investment vehicles that invest primarily in Fund-eligible investments. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above.

The Fund may invest in index ETFs, which are index funds bought and sold on a securities exchange. An index ETF trades like common stock and represents a portfolio of securities designed to

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track a particular market index. ETFs can give exposure to all or a portion of the U.S. market, a foreign market, a region, a commodity, a currency, or to any other index that an ETF tracks. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate. In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks: (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track; (ii) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s NAV; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected.

If a Fund invests in other investment companies or pooled investment vehicles, Fund shareholders will bear not only their proportionate share of the Fund’s expenses, but also, indirectly, the similar expenses of the underlying investment companies or pooled investment vehicles. Shareholders would also be exposed to the risks associated not only to the Fund, but also to the portfolio investments of the underlying investment companies or pooled investment vehicles. Shares of certain closed-end funds may at times be acquired at market prices representing premiums to their NAVs. Shares acquired at a premium to their NAV may be more likely to subsequently decline in price, resulting in a loss to the Fund and its shareholders.

Over-the-Counter Market

Each Fund may invest in over-the-counter securities. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter security is less than the volume of trading in a listed security. This means that the depth of market liquidity of some securities in which each Fund invests may not be as great as that of other securities and, if the Fund were to dispose of such a security, it might have to offer the securities at a discount from recent prices, or sell the securities in small lots over an extended period of time.

When-Issued or Delayed-Delivery Transactions

Each Fund may from time to time purchase securities on a “when-issued” or other delayed-delivery basis. The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by a Fund to the issuer and no interest is accrued on debt securities and no dividend income is earned on equity securities. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of a Fund’s other assets. Although when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV. The Fund does not believe that NAV will be adversely affected by purchases of securities on a when-issued basis.

Each Fund will designate on its books or maintain in a segregated account cash and liquid securities equal in value to commitments for when-issued securities. When the time comes to pay for when-issued securities, a Fund will meet its obligations from then-available cash flow, sale of the segregated securities, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation).

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus under “Purchase and Sale of Shares.” The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

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Each Fund’s shares trade on the Listing Exchange at prices that may differ to some degree from their NAV. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund’s shares will continue to be met.

The Listing Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, a Fund’s shares under any of the following circumstances: (1) if any of the requirements set forth in the Listing Exchange rules are not continuously maintained; (2) if, where the Listing Exchange has filed a separate proposal under Section 19(b) of the 1940 Act, any of the statements regarding (a) the index composition; (b) the description of a Fund; (c) limitations on a Fund’s portfolio holdings or reference assets; or (d) the applicability of the Listing Exchange listing rules specified in such proposal are not continuously maintained; (3) if, following the initial twelve-month period after the commencement of trading of a Fund on the Listing Exchange, there are fewer than 50 beneficial holders of the shares of such Fund for 30 or more consecutive trading days; (4) if the value of a Fund’s underlying index is no longer calculated or available or an interruption to the dissemination of the value of the index persists past the trading day in which it occurred or the underlying index is replaced with a new index, unless the new underlying index meets certain Listing Exchange requirements; or (5) if such other event shall occur or condition exists that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. In addition, the Listing Exchange will remove the shares from listing and trading upon termination of the Trust or a Fund.

The Trust reserves the right to adjust the share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions in Fund shares will be based on negotiated commission rates at customary levels.

The base and trading currency of each Fund is the U.S. dollar. The base currency is the currency in which a Fund’s NAV per share is calculated and the trading currency is the currency in which shares of a Fund are listed and traded on the Listing Exchange.

MANAGEMENT

The management of the Trust, including general supervision of the duties performed for the Funds by the Adviser under the Management Agreement, is the responsibility of the Board. The number of trustees of the Trust is twelve, all of whom are not interested persons (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, the Adviser or its affiliates. The names, business addresses and years of birth of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each trustee oversees and other directorships they hold are set forth below. Except as noted in the table below, the trustees of the Trust are directors or trustees, as the case may be, of 142 Nuveen-sponsored registered investment companies (the “Nuveen Funds”), which include 65 open-end mutual funds (the “Nuveen Mutual Funds”), 59 closed-end funds and 18 Nuveen ETFs.

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees:

Jack B. Evans 333 West Wacker Drive Chicago, IL 60606 1948	Trustee	Term—Indefinite Length of Service— Since 2016	Chairman (since 2019), formerly, President (1996-2019), The Hall-Perrine Foundation, (private philanthropic corporation); Life Trustee of Coe College; formerly, Director, Public Member, American Board of Orthopedic Surgery (2015-2020); Director (1997-2003), Federal Reserve Bank of Chicago; President and Chief Operating Officer (1972-1995), SCI Financial Group, Inc., (regional financial services firm); Member and President Pro Tem of the Board of Regents for the State of Iowa University System (2007-2013); Director (1996-2015), The Gazette Company (media and publishing).	142	Formerly Director and Chairman (2009-2021), United Fire Group, a publicly held company; Director (2000-2004), Alliant Energy.

William C. Hunter 333 West Wacker Drive Chicago, IL 60606 1948	Trustee	Term—Indefinite Length of Service— Since 2016	Dean Emeritus, formerly, Dean (2006-2012), Tippie College of Business, University of Iowa; Past Director (2005-2015) and past President (2010-2014) of Beta Gamma Sigma, Inc., The International Business Honor Society; formerly, Director (1997-2007), Credit Research Center at Georgetown University; formerly, Dean and Distinguished Professor of Finance, School of Business at the University of Connecticut (2003-2006); previously, Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago (1995-2003).	142	Director (since 2009) of Wellmark, Inc.; formerly, Director (2004-2018) of Xerox Corporation.

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Amy B.R. Lancellotta 333 West Wacker Drive Chicago, IL 60606 1959	Trustee	Term—Indefinite Length of Service— Since 2021	Formerly, Managing Director, Independent Directors Council (IDC) (supports the fund independent director community and is part of the Investment Company Institute (ICI), which represents regulated investment companies) (2006-2019); formerly, various positions with ICI (1989-2006); Member of the Board of Directors, Jewish Coalition Against Domestic Abuse (JCADA) (since 2020).	142	None

Joanne T. Medero 333 West Wacker Drive Chicago, IL 60606 1954	Trustee	Term—Indefinite Length of Service— Since 2021

Formerly, Managing Director, Government Relations and Public Policy (2009-2020) and Senior Advisor to the Vice Chairman (2018-2020), BlackRock, Inc. (global investment management firm); formerly, Managing Director, Global Head of Government Relations and Public Policy, Barclays Group (IBIM)(investment banking, investment management businesses) (2006-2009); formerly, Managing Director, Global General Counsel and Corporate Secretary, Barclays Global Investors (global investment management firm) (1996-2006); formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm) (1993-1995); formerly, General Counsel, Commodity Futures Trading Commission (government agency overseeing U.S. derivatives markets) (1989-1993); formerly, Deputy Associate Director/Associate Director for Legal and Financial Affairs, Office of Presidential Personnel, The White House (1986-1989); Member of the Board of Directors, Baltic-American Freedom Foundation (seeks to provide opportunities for citizens of the Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).

				142	None

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Albin F. Moschner 333 West Wacker Drive Chicago, IL 60606 1952	Trustee	Term—Indefinite Length of Service— Since 2016

Founder and Chief Executive Officer, Northcroft Partners, LLC, (management consulting), (since 2012); previously, held positions at Leap Wireless International, Inc.,(consumer wireless service) including Consultant (2011-2012), Chief Operating Officer (2008-2011) and Chief Marketing Officer (2004-2008); formerly, President, Verizon Card Services division of Verizon Communications, Inc.(telecommunications services) (2000-2003); formerly, President, One Point Services at One Point Communications (telecommunications services) (1999-2000); formerly, Vice Chairman of the Board, Diba, Incorporated (internet technology provider) (1996-1997); formerly, various executive positions (1991-1996) and Chief Executive Officer (1995-1996) of Zenith Electronics Corporation (consumer electronics).

142

Formerly, Chairman (2019), Director (2012-2019), USA Technologies, Inc., a provider of solutions and services to facilitate electronic payment transactions; formerly, Director, Wintrust Financial Corporation (1996-2016).

John K. Nelson 333 West Wacker Drive Chicago, IL 60606 1962	Trustee	Term—Indefinite Length of Service— Since 2016

Member of Board of Directors of Core12 LLC (private firm which develops branding, marketing and communications strategies for clients) (since 2008); served on The President's Council of Fordham University (2010-2019) and previously a Director of the Curran Center for Catholic American Studies (2009-2018); formerly, senior external advisor to the Financial Services practice of Deloitte Consulting LLP. (2012-2014); former Chair of the Board of Trustees of Marian University (2010-2014 as trustee, 2011-2014 as Chair); formerly Chief Executive Officer of ABN AMRO Bank N.V., North America, and Global Head of the Financial Markets Division (2007-2008), with various executive leadership roles in ABN AMRO Bank N.V. between 1996 and 2007.

				142	None

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Judith M. Stockdale 333 West Wacker Drive Chicago, IL 60606 1947	Trustee	Term—Indefinite Length of Service— Since 2016

Board Member of the Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.) (since 2013); formerly, Board Member of the U.S. Endowment for Forestry and Communities (national endowment addressing forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.) (2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes Protection Fund (endowment created jointly by seven of the eight Great Lakes states’ Governors to take a regional approach to improving the health of the Great Lakes) (1990-1994).

				142	None

Carole E. Stone 333 West Wacker Drive Chicago, IL 60606 1947	Trustee	Term—Indefinite Length of Service— Since 2016	Former Director, Chicago Board Options Exchange (2006-2017) and C2 Options Exchange, Incorporated (2009-2017); formerly, Commissioner, New York State Commission on Public Authority Reform (2005-2010).	142	Formerly, Director, Cboe Global Markets, Inc. (2010-2020), (formerly named, CBOE Holdings, Inc.).

Matthew Thornton III 333 West Wacker Drive Chicago, IL 60606 1958	Trustee	Term—Indefinite Length of Service— Since 2020	Formerly, Executive Vice President and Chief Operating Officer (2018-2019), FedEx Freight Corporation, a subsidiary of FedEx Corporation (“FedEx”) (provider of transportation, e-commerce and business services through its portfolio of companies); formerly, Senior Vice President, U.S. Operations (2006-2018), Federal Express Corporation, a subsidiary of FedEx; formerly, Member of the Board of Directors (2012-2018), Safe Kids Worldwide® (a non-profit organization dedicated to preventing childhood injuries).	142

Member of the Board of Directors (since 2014), The Sherwin-Williams Company (develops, manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International (provider of communications infrastructure).

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Terence J. Toth 333 West Wacker Drive Chicago, IL 60606 1959	Chair of the Board and Trustee	Term—Indefinite Length of Service— Since 2016

Formerly, Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director of Quality Control Corporation (manufacturing) (2012-2021); formerly, Director, Fulcrum IT Service LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General Investment Management America, Inc. (asset management) (2008-2013); formerly, CEO and President, Northern Trust Global Investments (financial services) (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2000- 2004); prior thereto, various positions with Northern Trust Company (financial services) (since 1994); Chair of the Board of the Kehrein Center for the Arts (philanthropy) (since 2021); Member of Catalyst Schools of Chicago Board (since 2008) and Mather Foundation Board (philanthropy) (since 2012) and is Chair of its Investment Committee; formerly, Member, Chicago Fellowship Board (philanthropy) (2005-2016); formerly, Member, Northern Trust Mutual Funds Board (2005-2007), Northern Trust Global Investments Board (2004-2007), Northern Trust Japan Board (2004-2007), Northern Trust Securities Inc. Board (2003-2007) and Northern Trust Hong Kong Board (1997-2004).

				142	None

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Margaret L. Wolff 333 West Wacker Drive Chicago, IL 60606 1955	Trustee	Term—Indefinite Length of Service— Since 2016	Formerly, Of Counsel (2005-2014), Skadden, Arps, Slate, Meagher & Flom LLP (Mergers & Acquisitions Group) (legal services); Member of the Board of Trustees of New York-Presbyterian Hospital (since 2005); Member (since 2004) and Chair (since 2015) of the Board of Trustees of The John A. Hartford Foundation (philanthropy dedicated to improving the care of older adults); formerly, Member (2005-2015) and Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke College.	142

Formerly, Member of the Board of Directors (2013-2017) of Travelers Insurance Company of Canada and The Dominion of Canada General Insurance Company (each, a part of Travelers Canada, the Canadian operation of The Travelers Companies, Inc.).

Robert L. Young 333 West Wacker Drive Chicago, IL 60606 1963	Trustee	Term—Indefinite Length of Service— Since 2017	Formerly, Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. (financial services) (2010-2016); formerly, President and Principal Executive Officer (2013-2016), and Senior Vice President and Chief Operating Officer (2005-2010), of J.P. Morgan Funds; formerly, Director and various officer positions for J.P. Morgan Investment Management Inc. (formerly, JPMorgan Funds Management, Inc. and formerly, One Group Administrative Services) and JPMorgan Distribution Services, Inc.(financial services) (formerly, One Group Dealer Services, Inc.) (1999-2017).	142	None

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years

Officers of the Trust:

Jordan M. Farris 333 West Wacker Drive Chicago, IL 60606 1980	Chief Administrative Officer	Term—Indefinite Length of Service— Since 2019

Managing Director (since 2017), formerly, Vice President (2016-2017), Head of Product Management and Development, ETFs, of Nuveen; Managing Director (since 2019) Nuveen Fund Advisors, LLC; formerly, Director of Guggenheim Funds Distributors (2013-2016).

Mark J. Czarniecki 901 Marquette Avenue Minneapolis, MN 55402 1979	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2016

Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016) and Nuveen Fund Advisors, LLC (since 2017); Managing Director and Associate General Counsel (since January 2022); formerly, Vice President and Associate General Counsel of Nuveen (2013-2021); Vice President, Assistant Secretary and Associate General Counsel of Nuveen Asset Management, LLC (since 2018).

Diana R. Gonzalez 333 West Wacker Drive Chicago, IL 60606 1978	Vice President and Secretary	Term— Indefinite Length of Service— Since 2017

Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017); Vice President and Associate General Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson National Asset Management (2012-2017).

Nathaniel T. Jones 333 West Wacker Drive Chicago, IL 60606 1979	Vice President and Treasurer	Term— Indefinite Length of Service— Since 2016

Senior Managing Director (since 2021), formerly, Managing Director (2017-2021), Senior Vice President (2016-2017), Vice President (2011-2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors, LLC; Chartered Financial Analyst.

Tina M. Lazar 333 West Wacker Drive Chicago, IL 60606 1961	Vice President	Term— Indefinite Length of Service— Since 2016	Managing Director (since 2017), formerly, Senior Vice President (2014-2017), of Nuveen Securities, LLC.

Brian J. Lockhart 333 West Wacker Drive Chicago, IL 60606 1974	Vice President	Term— Indefinite Length of Service— Since 2019

Senior Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice President (2010-2017) of Nuveen, Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Managing Director (since 2019), of Nuveen Fund Advisors, LLC; Chartered Financial Analyst and Certified Financial Risk Manager.

Jacques M. Longerstaey 8500 Andrew Carnegie Blvd. Charlotte, NC 28262 1963	Vice President	Term— Indefinite Length of Service— Since 2019

Senior Managing Director, Chief Risk Officer, Nuveen, LLC (since May 2019); Senior Managing Director (since May 2019) of Nuveen Fund Advisors, LLC; formerly, Chief Investment and Model Risk Officer, Wealth & Investment Management Division, Wells Fargo Bank (NA) (2013–2019).

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606 1966	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2016

Senior Managing Director (since 2017) and Secretary and General Counsel (since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President (2016-2017), Managing Director and Assistant Secretary (2008-2016); Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of Nuveen Securities, LLC, formerly, Executive Vice President (2016-2017) and Managing Director (2008-2016); Senior Managing Director (since 2017) and Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director (2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director (since 2017) and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President (2016-2017) and Managing Director and Assistant Secretary (2011-2016); Vice President (since 2007) and Secretary (since 2016) (formerly, Assistant Secretary) of NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, and Winslow Capital Management, LLC (since 2010); Senior Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative Investments, LLC.

Jon Scott Meissner 8500 Andrew Carnegie Blvd. Charlotte, NC 28262 1973	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2019

Managing Director of Mutual Fund Tax and Financial Reporting groups at Nuveen (since 2017); Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.

Deann D. Morgan 730 Third Avenue New York, NY 10017 1969	Vice President	Term— Indefinite Length of Service— Since 2020

President, Nuveen Fund Advisors, LLC (since November 2020); Executive Vice President, Global Head of Product at Nuveen, LLC (since November 2019); Co-Chief Executive Officer of Nuveen Securities, LLC (since 2020); Managing Member of MDR Collaboratory LLC (since 2018); formerly, Managing Director, Head of Wealth Management Product Structuring & COO Multi Asset Investing, The Blackstone Group (2013-2017).

Christopher M. Rohrbacher 333 West Wacker Drive Chicago, IL 60606 1971	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2016

Managing Director (since 2017), General Counsel (since 2020) and Assistant Secretary (since 2016), formerly, Senior Vice President (2016-2017), of Nuveen Fund Advisors, LLC; Managing Director and Assistant Secretary (since 2017) of Nuveen Securities, LLC; Managing Director, Associate General Counsel and Assistant Secretary of Nuveen Asset Management, LLC (since 2020); Managing Director (since 2017) and Associate General Counsel (since 2016), formerly, Senior Vice President (2012-2017) and Assistant General Counsel (2008-2016), of Nuveen.

William A. Siffermann 333 West Wacker Drive Chicago, IL 60606 1975	Vice President	Term— Indefinite Length of Service— Since 2017	Managing Director (since 2017), formerly Senior Vice President (2016-2017) and Vice President (2011-2016), of Nuveen.

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years

E. Scott Wickerham 8500 Andrew Carnegie Blvd. Charlotte, NC 28262 1973	Vice President and Controller	Term— Indefinite Length of Service— Since 2019

Senior Managing Director, Head of Public Investment Finance of Nuveen (since 2019), formerly, Managing Director; Senior Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the Principal Financial Officer, Principal Accounting Officer (since 2020) and Treasurer (since 2017) to the CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration (2014-2015); has held various positions with TIAA since 2006.

Mark L. Winget 333 West Wacker Drive Chicago, IL 60606 1968	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2008

Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008); Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General Counsel and Assistant Secretary of Nuveen Asset Management, LLC (since 2020); Vice President (since 2010) and Associate General Counsel (since 2019), formerly, Assistant General Counsel (2008-2016), of Nuveen.

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606 1956	Vice President and Chief Compliance Officer	Term— Indefinite Length of Service— Since 2016

Formerly, Managing Director (2002-2020) and Assistant Secretary (2002-2020) of Nuveen Securities, LLC; formerly, Managing Director (2002-2020), Assistant Secretary (1997-2020) and Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC; formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of Nuveen Investments, Inc.; formerly, Managing Director, Assistant Secretary and Associate General Counsel of Nuveen Asset Management, LLC (2011-2020); formerly, Vice President and Assistant Secretary of NWQ Investment Management Company LLC, (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.

Board Leadership Structure and Risk Oversight

The Board oversees the operations and management of the Nuveen Funds, including the duties performed for the Nuveen Funds by the Adviser. The Board has adopted a unitary board structure. A unitary board consists of one group of trustees who serve on the board of every fund in the Nuveen Fund complex. In adopting a unitary board structure, the trustees seek to provide effective governance through establishing a board, the overall composition of which will, as a body, possess the appropriate skills, diversity (including, among other things, gender, race and ethnicity), independence and experience to oversee the Nuveen Funds’ business. With this overall framework in mind, when the Board, through its Nominating and Governance Committee discussed below, seeks nominees for the Board, the trustees consider, not only the candidate’s particular background, skills and experience, among other things, but also whether such background, skills and experience enhance the Board’s diversity and at the same time complement the Board given its current composition and the mix of skills and experiences of the incumbent trustees. The Nominating and Governance Committee believes that the Board generally benefits from diversity of background (including, among other things, gender, race and ethnicity), skills, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy on diversity or any particular definition of diversity.

The Board believes the unitary board structure enhances good and effective governance, particularly given the nature of the structure of the investment company complex. Funds in the same complex generally are served by the same service providers and personnel and are governed by the same regulatory scheme which raises common issues that must be addressed by the trustees across the fund complex (such as compliance, valuation, liquidity, brokerage, trade allocation or risk management). The Board believes it is more efficient to have a single board review and oversee common policies and procedures which increases the Board’s knowledge and expertise with respect to the many aspects of

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fund operations that are complex-wide in nature. The unitary structure also enhances the Board’s influence and oversight over the Adviser and other service providers.

In an effort to enhance the independence of the Board, the Board also has a chair that is an independent trustee. The Board recognizes that a chair can perform an important role in setting the agenda for the Board, establishing the boardroom culture, establishing a point person on behalf of the Board for fund management, and reinforcing the Board’s focus on the long-term interests of shareholders. The Board recognizes that a chair may be able to better perform these functions without any conflicts of interests arising from a position with fund management. Accordingly, the trustees have elected Mr. Toth to serve as the independent Chair of the Board. Specific responsibilities of the Chair include: (i) presiding at all meetings of the Board and of the shareholders; (ii) seeing that all orders and resolutions of the trustees are carried into effect; and (iii) maintaining records of and, whenever necessary, certifying all proceedings of the trustees and the shareholders.

Although the Board has direct responsibility over various matters (such as advisory contracts, underwriting contracts and fund performance), the Board also exercises certain of its oversight responsibilities through several committees that it has established and which report back to the full Board. The Board believes that a committee structure is an effective means to permit trustees to focus on particular operations or issues affecting the Nuveen Funds, including risk oversight. More specifically, with respect to risk oversight, the Board has delegated matters relating to valuation and compliance to certain committees (as summarized below) as well as certain aspects of investment risk. In addition, the Board believes that the periodic rotation of trustees among the different committees allows the trustees to gain additional and different perspectives of a Nuveen Fund’s operations. The Board has established six standing committees: the Executive Committee, the Dividend Committee, the Audit Committee, the Compliance, Risk Management and Regulatory Oversight Committee, the Nominating and Governance Committee and the Open-End Funds Committee. The Board may also from time to time create ad hoc committees to focus on particular issues as the need arises. The membership and functions of the standing committees are summarized below.

The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board. The members of the Executive Committee are Mr. Toth, Chair, Ms. Wolff and Mr. Young. During the fiscal year ended October 31, 2021, the Executive Committee did not meet.

The Audit Committee assists the Board in the oversight and monitoring of the accounting and reporting policies, processes and practices of the Nuveen Funds, and the audits of the financial statements of the Nuveen Funds; the quality and integrity of the financial statements of the Nuveen Funds; the Nuveen Funds’ compliance with legal and regulatory requirements relating to the Nuveen Funds’ financial statements; the independent auditors’ qualifications, performance and independence; and the pricing procedures of the Nuveen Funds and the Adviser’s internal valuation group. It is the responsibility of the Audit Committee to select, evaluate and replace any independent auditors (subject only to Board and, if applicable, shareholder ratification) and to determine their compensation. The Audit Committee is also responsible for, among other things, overseeing the valuation of securities comprising the Nuveen Funds’ portfolios. Subject to the Board’s general supervision of such actions, the Audit Committee addresses any valuation issues, oversees the Nuveen Funds’ pricing procedures and actions taken by the Adviser’s internal valuation group which provides regular reports to the committee, reviews any issues relating to the valuation of the Nuveen Funds’ securities brought to its attention and considers the risks to the Nuveen Funds in assessing the possible resolutions to these matters. The Audit Committee may also consider any financial risk exposures for the Nuveen Funds in conjunction with performing its functions.

To fulfill its oversight duties, the Audit Committee receives annual and semi-annual reports and has regular meetings with the external auditors for the Nuveen Funds and the Adviser’s internal audit group. The Audit Committee also may review in a general manner the processes the Board or other Board committees have in place with respect to risk assessment and risk management as well as compliance with legal and regulatory matters relating to the Nuveen Funds’ financial statements. The committee operates under a written charter adopted and approved by the Board. Members of the Audit Committee shall be independent (as set forth in the charter) and free of any relationship that, in the opinion of the trustees, would interfere with their exercise of independent judgment as an Audit Committee member. The members of the Audit Committee are Ms. Stone, Chair, Mr. Evans, Mr. Nelson, Mr. Moschner, Ms. Stockdale and Mr. Young, each of whom is an independent trustee of the Nuveen Funds. During the fiscal year ended October 31, 2021, the Audit Committee met four times.

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The Nominating and Governance Committee is responsible for seeking, identifying and recommending to the Board qualified candidates for election or appointment to the Board. In addition, the Nominating and Governance Committee oversees matters of corporate governance, including the evaluation of Board performance and processes, the assignment and rotation of committee members, and the establishment of corporate governance guidelines and procedures, to the extent necessary or desirable, and matters related thereto. Although the unitary and committee structure has been developed over the years and the Nominating and Governance Committee believes the structure has provided efficient and effective governance, the committee recognizes that as demands on the Board evolve over time (such as through an increase in the number of funds overseen or an increase in the complexity of the issues raised), the committee must continue to evaluate the Board and committee structures and their processes and modify the foregoing as may be necessary or appropriate to continue to provide effective governance. Accordingly, the Nominating and Governance Committee has a separate meeting each year to, among other things, review the Board and committee structures, their performance and functions, and recommend any modifications thereto or alternative structures or processes that would enhance the Board’s governance of the Nuveen Funds.

In addition, the Nominating and Governance Committee, among other things, makes recommendations concerning the continuing education of trustees; monitors performance of legal counsel and other service providers; establishes and monitors a process by which security holders are able to communicate in writing with members of the Board; and periodically reviews and makes recommendations about any appropriate changes to trustee compensation. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to William Siffermann, Manager of Fund Board Relations, Nuveen, LLC, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview any and all candidates and to make the final selection of any new trustees. In considering a candidate’s qualifications, each candidate must meet certain basic requirements, including relevant skills and experience, time availability (including the time requirements for due diligence meetings to internal and external sub-advisers and service providers) and, if qualifying as an independent trustee candidate, independence from the Adviser, the Sub-Adviser, the Distributor and other service providers, including any affiliates of these entities. These skill and experience requirements may vary depending on the current composition of the Board, since the goal is to ensure an appropriate range of skills, diversity and experience, in the aggregate. Accordingly, the particular factors considered and weight given to these factors will depend on the composition of the Board and the skills and backgrounds of the incumbent trustees at the time of consideration of the nominees. All candidates, however, must meet high expectations of personal integrity, independence, governance experience and professional competence. All candidates must be willing to be critical within the Board and with management and yet maintain a collegial and collaborative manner toward other Board members. The committee operates under a written charter adopted and approved by the Board. This committee is composed of the independent trustees of the Nuveen Funds. The members of the Nominating and Governance Committee are Mr. Toth, Chair, Mr. Evans, Dr. Hunter, Ms. Lancellotta, Ms. Medero, Mr. Moschner, Mr. Nelson, Ms. Stockdale, Ms. Stone, Mr. Thornton, Ms. Wolff and Mr. Young. During the fiscal year ended October 31, 2021, the Nominating and Governance Committee met seven times.

The Dividend Committee is authorized to declare distributions on the Nuveen Funds’ shares, including, but not limited to, regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Mr. Nelson, Mr. Moschner, Mr. Thornton, Ms. Wolff and Mr. Young, Chair. During the fiscal year ended October 31, 2021, the Dividend Committee met four times.

The Compliance, Risk Management and Regulatory Oversight Committee (the “Compliance Committee”) is responsible for the oversight of compliance issues, risk management and other regulatory matters affecting the Nuveen Funds that are not otherwise the jurisdiction of the other committees. The Board has adopted and periodically reviews policies and procedures designed to address the Nuveen Funds’ compliance and risk matters. As part of its duties, the Compliance Committee reviews the policies and procedures relating to compliance matters and recommends modifications thereto as necessary or appropriate to the full Board; develops new policies and procedures as new regulatory matters affecting the Nuveen Funds arise from time to time; evaluates or considers any comments or reports from examinations from regulatory authorities and responses thereto; and performs any special reviews, investigations or other oversight responsibilities relating to risk management, compliance and/or regulatory matters as requested by the Board.

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In addition, the Compliance Committee is responsible for risk oversight, including, but not limited to, the oversight of risks related to investments and operations. Such risks include, among other things, exposures to particular issuers, market sectors, or types of securities; risks related to product structure elements, such as leverage; and techniques that may be used to address those risks, such as hedging and swaps. In assessing issues brought to the committee’s attention or in reviewing a particular policy, procedure, investment technique or strategy, the Compliance Committee evaluates the risks to the Nuveen Funds in adopting a particular approach compared to the anticipated benefits to the Nuveen Funds and their shareholders. In fulfilling its obligations, the Compliance Committee meets on a quarterly basis, and at least once a year in person. The Compliance Committee receives written and oral reports from the Nuveen Funds’ Chief Compliance Officer (“CCO”) and meets privately with the CCO at each of its quarterly meetings. The CCO also provides an annual report to the full Board regarding the operations of the Nuveen Funds’ and other service providers’ compliance programs as well as any recommendations for modifications thereto. The Compliance Committee also receives reports from the Adviser’s investment services group regarding various investment risks. Notwithstanding the foregoing, the full Board also participates in discussions with management regarding certain matters relating to investment risk, such as the use of leverage and hedging. The investment services group therefore also reports to the full Board at its quarterly meetings regarding, among other things, fund performance and the various drivers of such performance. Accordingly, the Board directly and/or in conjunction with the Compliance Committee oversees matters relating to investment risks. Matters not addressed at the committee level are addressed directly by the full Board. The committee operates under a written charter adopted and approved by the Board. The members of the Compliance Committee are Dr. Hunter, Ms. Lancellotta, Ms. Medero, Mr. Nelson, Mr. Thornton, Mr. Toth and Ms. Wolff, Chair. During the fiscal year ended October 31, 2021, the Compliance Committee met four times.

The Open-End Funds Committee is responsible for assisting the Board in the oversight and monitoring of the Nuveen Mutual Funds and the Nuveen ETFs (collectively, the “Nuveen Open-End Funds”). The committee may review and evaluate matters related to the formation and the initial presentation to the Board of any new Nuveen Open-End Fund and may review and evaluate any matters relating to any existing Nuveen Open-End Fund. The committee operates under a written charter adopted and approved by the Board. The members of the Open-End Funds Committee are Mr. Moschner, Chair, Ms. Medero, Ms. Stockdale, Ms. Stone, Mr. Thornton, Mr. Toth and Mr. Young. During fiscal year ended October 31, 2021, the Open-End Funds Committee met four times.

Board Diversification and Trustee Qualifications

In determining that a particular trustee was qualified to serve on the Board, the Board has considered each trustee’s background, skills, experience and other attributes in light of the composition of the Board with no particular factor controlling. The Board believes that trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties, and the Board believes each trustee satisfies this standard. An effective trustee may achieve this ability through his or her educational background; business, professional training or practice; public service or academic positions; experience from service as a board member or executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. Accordingly, set forth below is a summary of the experiences, qualifications, attributes, and skills that led to the conclusion, as of the date of this document, that each trustee should continue to serve in that capacity. References to the experiences, qualifications, attributes and skills of trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any trustee as having any special expertise or experience and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Jack B. Evans

Mr. Evans has served as Chairman (since 2019), formerly, President (1996-2019) of the Hall-Perrine Foundation, a private philanthropic corporation. Mr. Evans was formerly President and Chief Operating Officer (1972-1995) of the SCI Financial Group, Inc., a regional financial services firm headquartered in Cedar Rapids, Iowa. He was a member of the Board of the Federal Reserve Bank of Chicago from 1997 to 2003 as well as a Director of Alliant Energy from 2000-2004 and Member and President Pro Tem of the Board of Regents for the State of Iowa University System from 2007 to 2013. Mr. Evans is a Life Trustee of Coe College and formerly served as Chairman of the Board of United Fire Group from 2009 to 2021, served as a Director and Public Member of the American Board of Orthopedic

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Surgery from 2015 to 2020 and served on the Board of the Gazette Company from 1996 to 2015. He has a Bachelor of Arts from Coe College and a M.B.A. from the University of Iowa.

William C. Hunter

Dr. Hunter became Dean Emeritus of the Henry B. Tippie College of Business at the University of Iowa in 2012, after having served as Dean of the College since July 2006. He had been Dean and Distinguished Professor of Finance at the University of Connecticut School of Business from 2003 to 2006. From 1995 to 2003, he was the Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago. He has held faculty positions at Emory University, Atlanta University, the University of Georgia and Northwestern University. He has consulted with numerous foreign central banks and official agencies in Europe, Asia, Central America and South America. He has been a Director of Wellmark, Inc. since 2009. He is a past Director (2005-2015) and a past President (2010-2014) of Beta Gamma Sigma, Inc., The International Business Honor Society and a past Director (2004-2018) of the Xerox Corporation. Dr. Hunter received his PhD (1978) and MBA (1970) from Northwestern University and his BS from Hampton University (1970).

Amy B.R. Lancellotta

After 30 years of service, Ms. Lancellotta retired at the end of 2019 from the Investment Company Institute (ICI), which represents regulated investment companies on regulatory, legislative and securities industry initiatives that affect funds and their shareholders. From November 2006 until her retirement, Ms. Lancellotta served as Managing Director of ICI’s Independent Directors Council (IDC), which supports fund independent directors in fulfilling their responsibilities to promote and protect the interests of fund shareholders. At IDC, Ms. Lancellotta was responsible for all ICI and IDC activities relating to the fund independent director community. In conjunction with her responsibilities, Ms. Lancellotta advised and represented IDC, ICI, independent directors and the investment company industry on issues relating to communication, governance and policy initiatives. Prior to serving as Managing Director of IDC, Ms. Lancellotta held various other positions with ICI beginning in 1989. Before joining ICI, Ms. Lancellotta was an associate at two Washington D.C. law firms. In addition, since 2020, she has been a member of the Board of Directors of the Jewish Coalition Against Domestic Abuse (JCADA), an organization that seeks to end power-based violence, empower survivors and ensure safe communities. Ms. Lancellotta received a B.A. degree from Pennsylvania State University in 1981 and a J.D. degree from the National Law Center, George Washington University (currently known as George Washington University Law School) in 1984.

Joanne T. Medero

Ms. Medero has over 30 years of financial services experience and, most recently, from December 2009 until her retirement in July, 2020, she was a Managing Director in the Government Relations and Public Policy Group at BlackRock, Inc. (BlackRock). From July 2018 to July 2020, she was also a Senior Advisor to BlackRock’s Vice Chairman, focusing on public policy and corporate governance issues. In 1996, Ms. Medero joined Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, she was a Managing Director and served as Global General Counsel and Corporate Secretary until 2006. Then, from 2006 to 2009, Ms. Medero was a Managing Director and Global Head of Government Relations and Public Policy at Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, she was a Managing Director and served as Global General Counsel and Corporate Secretary until 2006. Then, from 2006 to 2009, Ms. Medero was a Managing Director and Global Head Government Relations and Public Policy at Barclays Group (IBIM), where she provided policy guidance and directed legislative and regulatory advocacy programs for the investment banking, investment management and wealth management businesses. Before joining BGI, Ms. Medero was a Partner at Orrick, Herrington & Sutcliffe LLP from 1993 to 1995, where she specialized in derivatives and financial markets regulation issues. Additionally, she served as General Counsel of the Commodity Futures Trading Commission (CFTC) from 1989 to 1993 and, from 1986 to 1989, she was Deputy Associate Director/Associate Director for Legal and Financial Affairs at The White House Office of Presidential Personnel. Further, from 2006 to 2010, Ms. Medero was a member of the CFTC Global Markets Advisory Committee and she has been actively involved in financial industry associations, serving as Chair of the Steering Committee of the SIFMA (Securities Industry and Financial Markets Association) Asset Management Group (2016-2018) and Chair of the CTA (Commodity Trading Advisor), CPO (Commodity Pool Operator) and Futures Committee of the Managed Funds Association (2010-2012). Currently, Ms. Medero chairs the Corporations, Antitrust and Securities Practice Group of The Federalist Society of Law and Public Policy (since 2010 and from 2000 to 2002). In addition, since 2019, she has been a member of the Board of Directors of the Baltic-American Freedom Foundation, which

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seeks to provide opportunities for citizens of the Baltic States to gain education and professional development through exchanges in the United States. Ms. Medero received a B.A. degree from St. Lawrence University in 1975 and a J.D. degree from the National Law Center, George Washington University (currently known as George Washington University Law School) in 1978.

Albin F. Moschner

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995. Mr. Moschner was Chairman of the Board (2019) and a member of the Board of Directors (2012-2019) of USA Technologies, Inc. and, from 1996 until 2016, he was a member of the Board of Directors of Wintrust Financial Corporation. In addition, he is emeritus (since 2018) of the Advisory Boards of the Kellogg School of Management (1995-2018) and the Archdiocese of Chicago Financial Council (2012-2018). Mr. Moschner received a Bachelor of Engineering degree in Electrical Engineering from The City College of New York in 1974 and a Master of Science degree in Electrical Engineering from Syracuse University in 1979.

John K. Nelson

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm that develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank's Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank's representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014). At Fordham University, he served as a director of The President's Council (2010- 2019) and previously served as a director of The Curran Center for Catholic American Studies (2009-2018). He served as a trustee and Chairman of The Board of Trustees of Marian University (2011-2013). Mr. Nelson is a graduate of Fordham University, holding a BA in Economics and an MBA in Finance.

Judith M. Stockdale

Ms. Stockdale retired in 2012 as Executive Director of the Gaylord and Dorothy Donnelley Foundation, a private foundation working in land conservation and artistic vitality in the Chicago region and the Low Country of South Carolina. She is currently a board member of the Land Trust Alliance (since 2013). Her previous positions include Executive Director of the Great Lakes Protection Fund, Executive Director of Openlands, and Senior Staff Associate at the Chicago Community Trust. She has served on the Advisory Council of the National Zoological Park, the Governor’s Science Advisory Council (Illinois), and the Nancy Ryerson Ranney Leadership Grants Program. She has served on the Boards of Brushwood Center, Forefront f/k/a Donors Forum and the U.S. Endowment for Forestry and Communities. Ms. Stockdale, a native of the United Kingdom, has a Bachelor of Science degree in geography from the University of Durham (UK) and a Master of Forest Science degree from Yale University.

Carole E. Stone

Ms. Stone recently retired from the Board of Directors of the Cboe Global Markets, Inc. (formerly, CBOE Holdings, Inc.), having served from 2010-2020. She previously served on the Boards of the Chicago Board Options Exchange and C2 Options Exchange, Incorporated. Ms. Stone retired from the New York State Division of the Budget in 2004, having served as its Director for nearly five years and as Deputy Director from 1995 through 1999. She has also served as the Chair of the New York Racing Association Oversight Board, as a Commissioner on the New York State Commission on Public Authority

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Reform and as a member of the Boards of Directors of several New York State public authorities. Ms. Stone has a Bachelor of Arts in Business Administration from Skidmore College.

Matthew Thornton III

Mr. Thornton has over 40 years of broad leadership and operating experience from his career with FedEx Corporation (“FedEx”), which, through its portfolio of companies, provides transportation, e-commerce and business services. In November 2019, Mr. Thornton retired as Executive Vice President and Chief Operating Officer of FedEx Freight Corporation (FedEx Freight), a subsidiary of FedEx, where, from May 2018 until his retirement, he had been responsible for day-to-day operations, strategic guidance, modernization of freight operations and delivering innovative customer solutions. From September 2006 to May 2018, Mr. Thornton served as Senior Vice President, U.S. Operations at Federal Express Corporation (FedEx Express), a subsidiary of FedEx. Prior to September 2006, Mr. Thornton held a range of positions of increasing responsibility with FedEx, including various management positions. In addition, Mr. Thornton currently (since 2014) serves on the Board of Directors of The Sherwin-Williams Company, where he is a member of the Audit Committee and the Nominating and Corporate Governance Committee, and the Board of Directors of Crown Castle International (since 2020), where he is a member of the Strategy Committee and the Compensation Committee. Formerly (2012-2018), he was a member of the Board of Directors of Safe Kids Worldwide®, a non-profit organization dedicated to the prevention of childhood injuries. Mr. Thornton is a member (since 2014) of the Executive Leadership Council (ELC), the nation’s premier organization of global black senior executives. He is also a member of the National Association of Corporate Directors (NACD). Mr. Thornton has been recognized by Black Enterprise on its 2017 list of the Most Powerful Executives in Corporate America and by Ebony on its 2016 Power 100 list of the world’s most influential and inspiring African Americans. Mr. Thornton received a B.B.A. degree from the University of Memphis in 1980 and an M.B.A. from the University of Tennessee in 2001.

Terence J. Toth

Mr. Toth, the Nuveen Funds’ Independent Chairman, was a Co-Founding Partner of Promus Capital (2008-2017). From 2012 to 2021, he was a Director of Quality Control Corporation, from 2010 to 2019, he was a Director of Fulcrum IT Service LLC and from 2012 to 2016, he was a Director of LogicMark LLC. From 2008 to 2013, he was a Director of Legal & General Investment Management America, Inc. From 2004 to 2007, he was Chief Executive Officer and President of Northern Trust Global Investments, and Executive Vice President of Quantitative Management & Securities Lending from 2000 to 2004. He also formerly served on the Board of the Northern Trust Mutual Funds. He joined Northern Trust in 1994 after serving as Managing Director and Head of Global Securities Lending at Bankers Trust (1986 to 1994) and Head of Government Trading and Cash Collateral Investment at Northern Trust from 1982 to 1986. He currently serves as Chair of the Board of the Kehrein Center for the Arts (since 2021) and is on the Board of Catalyst Schools of Chicago (since 2008). He is on the Mather Foundation Board (since 2012) and is the Chair of its Investment Committee. Mr. Toth graduated with a Bachelor of Science degree from the University of Illinois, and received his M.B.A. from New York University. In 2005, he graduated from the CEO Perspectives Program at Northwestern University.

Margaret L. Wolff

Ms. Wolff retired from Skadden, Arps, Slate, Meagher & Flom LLP in 2014 after more than 30 years of providing client service in the Mergers & Acquisitions Group. During her legal career, Ms. Wolff devoted significant time to advising boards and senior management on U.S. and international corporate, securities, regulatory and strategic matters, including governance, shareholder, fiduciary, operational and management issues. From 2013 to 2017, she was a Board member of Travelers Insurance Company of Canada and The Dominion of Canada General Insurance Company (each of which is a part of Travelers Canada, the Canadian operation of The Travelers Companies, Inc.). Ms. Wolff has been a trustee of New York-Presbyterian Hospital since 2005 and, since 2004, she has served as a trustee of The John A. Hartford Foundation (a philanthropy dedicated to improving the care of older adults) where she currently is the Chair. From 2005 to 2015, she was a trustee of Mt. Holyoke College and served as Vice Chair of the Board from 2011 to 2015. Ms. Wolff received her Bachelor of Arts from Mt. Holyoke College and her Juris Doctor from Case Western Reserve University School of Law.

Robert L. Young

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P.

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Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice. Mr. Young holds a Bachelor of Business Administration degree in Accounting from the University of Dayton and, from 2008 to 2011, he served on the Investment Committee of its Board of Trustees.

Board Compensation

The following table shows, for each independent trustee, (1) the aggregate compensation (including deferred amounts) to be paid by the Funds for the fiscal year ended October 31, 2021, (2) the amount of total compensation paid by the Funds that has been deferred, and (3) the total compensation (including deferred amounts) paid to each trustee by the Nuveen Funds during the fiscal year ended October 31, 2021. Pursuant to the Board’s deferred compensation plan, a portion of the independent trustees’ compensation may be deferred and treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amount of total compensation that has been deferred provided below represents the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Funds.

Name of Trustee	Estimated Aggregate Compensation From Funds	Amount of Total Compensation That Has Been Deferred	Total Compensation From Nuveen Funds Paid to Trustee
Jack B. Evans	$7,026	$686	$411,938
William C. Hunter	6,878	0	415,750
Amy B.R. Lancellotta**	2,570	0	117,500
Joanne T. Medero**	2,570	0	117,500
Albin F. Moschner	6,950	0	420,050
John K. Nelson	7,263	0	434,500
Judith M. Stockdale	7,303	3,338	429,076
Carole E. Stone	7,137	1,830	424,419
Matthew Thornton III*	5,856	0	335,500
Terence J. Toth	8,488	0	499,050
Margaret L. Wolff	6,967	2,110	423,215
Robert L. Young	6,100	5,563	353,518

* Mr. Thornton was elected to the Board of Trustees effective November 16, 2020.

** Ms. Lancellotta and Ms. Medero were elected to the Board of Trustees, effective June 1, 2021.

Effective January 1, 2021, independent trustees received a $200,000 annual retainer, increased to $205,000 as of January 1, 2022, plus they receive (a) a fee of $7,000 per day, for attendance in person or by telephone at regularly scheduled meetings of the Board; (b) a fee of $3,000 per meeting for attendance in person or by telephone at special, non-regularly scheduled Board meetings where in-person attendance is required and $2,000, increased to $3,000 as of January 1, 2022, per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (c) a fee of $2,500 per meeting for attendance in person or by telephone at Audit Committee meetings where in-person attendance is required and $2,000, increased to $2,250 as of January 1, 2022, per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (d) a fee of $5,000 per meeting for attendance in person or by telephone at Compliance, Risk Management and Regulatory Oversight Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (e) a fee of $1,000, increased to $1,250 as of January 1, 2022, per meeting for attendance in person or by telephone at Dividend Committee meetings; (f) a fee of $500 per meeting for attendance in person or by telephone at all other committee meetings ($1,000 for shareholder meetings) where in-person attendance is required and $250 per meeting for attendance by telephone or in person at such

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committee meetings (excluding shareholder meetings) where in-person attendance is not required, and $100 per meeting when the Executive Committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings, provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held; and (g) a fee of $2,500 per meeting for attendance in person or by telephone at Open-End Funds Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held. In addition to the payments described above, the Chair of the Board receives $100,000, increased to $125,000 as of January 1, 2022, and the chairpersons of the Audit Committee, the Dividend Committee, the Compliance, Risk Management and Regulatory Oversight Committee, the Nominating and Governance Committee and the Open-End Funds Committee receive $15,000, increased to $20,000 as of January 1, 2022, each as additional retainers. Independent trustees also receive a fee of $3,500 per day for site visits to entities that provide services to the Nuveen Funds on days on which no Board meeting is held. When ad hoc committees are organized, the Nominating and Governance Committee will at the time of formation determine compensation to be paid to the members of such committee; however, in general, such fees will be $1,000 per meeting for attendance in person or by telephone at ad hoc committee meetings where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the Nuveen Funds on the basis of relative net assets, although management may, in its discretion, establish a minimum amount to be allocated to each fund. In certain instances, fees and expenses will be allocated only to those Nuveen Funds that are discussed at a given meeting. In certain circumstances, such as during the COVID-19 pandemic, the Board may hold in-person meetings by telephonic or videographic means and be compensated at the in-person rate.

The Trust does not have a retirement or pension plan. The Trust is a participant in a deferred compensation plan (the “Deferred Compensation Plan”) that permits any independent trustee to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the participating Nuveen Funds when the compensation would otherwise have been paid to the trustee. The value of the trustee’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen Funds. An independent trustee may elect to receive distributions in a lump sum or over a period of five years. No participating Nuveen Fund will be liable for any other fund’s obligations to make distributions under the Deferred Compensation Plan.

The Funds have no employees. Each officer of the Trust serves without any compensation from the Funds. The CCO’s compensation, which is composed of base salary and incentive compensation, is paid by the Adviser, with review and input by the Board. Each Fund reimburses the Adviser for an allocable portion of the Adviser’s cost of the CCO’s incentive compensation.

Share Ownership

The information in the table below discloses the dollar ranges of (i) each trustee’s beneficial ownership in the Funds, and (ii) each trustee’s aggregate beneficial ownership in all Nuveen Funds, including in each case the value of fund shares elected by the trustee in the trustees’ deferred compensation plan, as of December 31, 2021, based on the value of fund shares as of that same date.

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Name of Trustee	Dollar Range of Equity Securities In the Funds		Aggregate Dollar Range Of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jack B. Evans		$0	Over $100,000
William C. Hunter		$0	Over $100,000
Amy B.R. Lancellotta**		$0	$0
Joanne T. Medero**		$0	$0
Albin F. Moschner		$0	Over $100,000
John K. Nelson		$0	Over $100,000
Judith M. Stockdale		$0	Over $100,000
Carole E. Stone		$0	Over $100,000
Matthew Thornton III*		$0	$0
Terence J. Toth***	Over	$100,000	Over $100,000
Margaret L. Wolff		$0	Over $100,000
Robert L. Young		$0	Over $100,000

*Mr. Thornton was elected to the Board of Trustees effective November 16, 2020.

**Ms. Lancellotta and Ms. Medero were elected to the Board of Trustees effective June 1, 2021.

***Mr. Toth owns between $50,001 and $100,000 in Nuveen ESG Large-Cap Growth ETF, over $100,000 in Nuveen ESG Large-Cap Value ETF, between $10,001 and $50,000 in Nuveen ESG Mid-Cap Value ETF, and between $10,001 and $50,000 in Nuveen ESG Small-Cap ETF.

As of February 1, 2022, the officers and trustees of the Trust, in the aggregate, owned less than 1% of the shares of the Funds.

As of February 1, 2022, none of the independent trustees or their immediate family members owned, beneficially, or of record, any securities in (i) an investment adviser or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

SERVICE PROVIDERS

Investment Adviser

Nuveen Fund Advisors, LLC, each Fund’s investment adviser, has overall responsibility for management of the Funds, oversees the management of each Fund’s portfolio, manages each Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate. The Adviser is a wholly owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”). The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606.

For the management services and facilities furnished by the Adviser under the Management Agreement, each Fund has agreed to pay an annual management fee based on a percentage of the Fund’s average daily net assets, payable monthly, at a rate set forth in the Prospectus under “Fund Management—Management Fees.” From time to time, the Adviser may waive all or a portion of its fee. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses, and extraordinary expenses. The following table sets forth the management fees paid by each Fund, during the last three fiscal years ended October 31.

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	Amount of Management Fees
	11/01/18-10/31/19	11/01/19-10/31/20	11/01/20-10/31/21
Nuveen ESG Dividend ETF[1]	n/a	n/a	$1,170
Nuveen ESG Large-Cap ETF[2]	$5,278	$28,250	47,157
Nuveen ESG Large-Cap Growth ETF	222,495	766,324	2,197,988
Nuveen ESG Large-Cap Value ETF	219,753	994,086	3,008,674
Nuveen ESG Mid-Cap Growth ETF	216,045	442,527	1,179,838
Nuveen ESG Mid-Cap Value ETF	211,177	321,286	802,779
Nuveen ESG Small-Cap ETF	457,888	999,189	3,132,288

(1)The Fund commenced operations on September 27, 2021.

(2)The Fund commenced operations on June 3, 2019.

Sub-Adviser

The Adviser has selected Teachers Advisors, LLC to serve as sub-adviser to the Funds with primary responsibility for managing each Fund’s portfolio. TAL is a wholly owned subsidiary of Nuveen and an affiliate of the Adviser. TAL also manages the investments of the TIAA-CREF Funds, the TIAA-CREF Life Funds and the TIAA Separate Account VA-1 and serves as sub-adviser to certain other funds managed by Nuveen Fund Advisors. TAL is located at 730 Third Avenue, New York, New York 10017-3206. The Adviser pays TAL a portfolio management fee out of the advisory fee paid to the Adviser for its services to each Fund equal to 50% of the remainder of (a) the management fee payable by the Fund to the Adviser based on average daily net assets pursuant to the Management Agreement, less (b) any management fee waivers, expense reimbursement payments, revenue sharing payments and operating expenses of the Fund borne by the Adviser in respect to the Fund.

As a result of their common ownership by Nuveen and, ultimately, TIAA, Nuveen Fund Advisors and TAL are considered affiliated persons under common control, and the registered investment companies managed by each are considered to be part of the same group of investment companies.

Portfolio Managers

The following individuals have primary responsibility for the day-to-day implementation of the investment strategies of the Funds.

Teachers Advisors, LLC

Philip James (Jim) Campagna, Managing Director
Lei Liao, Managing Director

Potential Conflicts of Interest of the Sub-Adviser and the Portfolio Managers

Certain portfolio managers of the Funds also manage other registered investment companies or unregistered investment pools and investment accounts, including accounts for TIAA, its affiliated investment advisers, or other client or proprietary accounts (collectively, “Accounts”), which may raise potential conflicts of interest. The Sub-Adviser and its affiliated investment advisers have put in place policies and procedures designed to mitigate any such conflicts. Additionally, TIAA or its affiliates may be involved in certain investment opportunities that have the effect of restricting or limiting Fund participation in such investment opportunities. Such conflicts and mitigating policies and procedures include the following:

Conflicting Positions. Investment decisions made for the Funds may differ from, and may conflict with, investment decisions made by the Sub-Adviser or any of its affiliated investment advisers for Accounts, due to differences in investment objectives, investment strategies, account benchmarks, client risk profiles and other factors. As a result of such differences, if an Account were to sell a significant position in a security while a Fund maintained its position in that security, the market price of such security could decrease and adversely impact a Fund’s performance. In the case of a short sale, the selling Account would benefit from any decrease in price.

Conflicts may also arise in cases where one or more Funds or Accounts are invested in different parts of an issuer’s capital structure. For example, a Fund (or an Account) could acquire debt obligations of a company while an Account (or a Fund) acquires an equity investment in the

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same company. In negotiating the terms and conditions of any such investments, the Sub-Adviser (or, in the case of an Account, an affiliated investment adviser) may find that the interests of the debt-holding Fund (or Account) and the equity-holding Account (or Fund) may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding Funds (or Accounts) may be better served by a liquidation of an issuer in which they could be paid in full, while equity-holding Accounts (or Funds) might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be a Fund (or an Account). Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis pursuant to policies and procedures designed to mitigate any such conflicts. Any such discussions will factor in the interests of the relevant parties and applicable laws and regulations. The Sub-Adviser may seek to avoid such conflicts, and, as a result, the Sub-Adviser may choose not to make such investments on behalf of the Funds, which may adversely affect the Funds’ performance if similarly attractive opportunities are not available or identified.

Allocation of Investment Opportunities. Even where Accounts have similar investment mandates as a Fund, the Sub-Adviser or its affiliated investment advisers may determine that investment opportunities, strategies or particular purchases or sales are appropriate for one or more Accounts, but not for the Fund, or are appropriate for the Fund but in different amounts, terms or timing than is appropriate for an Account. As a result, the amount, terms or timing of an investment by a Fund may differ from, and performance may be lower than, investments and performance of an Account.

Aggregation and Allocation of Orders. The Sub-Adviser and its affiliated investment advisers may aggregate orders of the Funds and Accounts, in each case consistent with the applicable adviser’s policy to seek best execution for all orders. Although aggregating orders is a common means of reducing transaction costs for participating Accounts and Funds, the Sub-Adviser or its affiliated investment advisers may be perceived as causing one Fund or Account to participate in an aggregated transaction in order to increase the Sub-Adviser’s or its affiliated investment advisers’ overall allocation of securities in that transaction or future transactions. Allocations of aggregated trades may also be perceived as creating an incentive for the Sub-Adviser to disproportionately allocate securities expected to increase in value to certain Accounts at the expense of a Fund. In addition, a Fund may bear the risk of potentially higher transaction costs if aggregated trades are only partially filled or if orders are not aggregated at all.

The Sub-Adviser and its affiliated investment advisers have adopted procedures designed to mitigate the foregoing conflicts of interest by treating each Fund and Account they advise fairly and equitably over time in the allocation of investment opportunities and the aggregation and allocation of orders. The procedures also are designed to mitigate conflicts in potentially inconsistent trading and provide guidelines for trading priority. Moreover, the Sub-Adviser’s or its affiliated investment advisers’ trading activities are subject to supervisory review and compliance monitoring to help address and mitigate conflicts of interest and ensure that Funds and Accounts are being treated fairly and equitably over time.

For example, in allocating investment opportunities, a portfolio manager considers an Account’s or Fund’s investment objectives, investment restrictions, cash position, need for liquidity, sector concentration and other objective criteria. In addition, orders for the same single security are generally aggregated with other orders for the same single security received at the same time. If aggregated orders are fully executed, each participating Account or Fund is allocated its pro rata share on an average price and trading cost basis. In the event the order is only partially filled, each participating Account or Fund receives a pro rata share. Portfolio managers are also subject to restrictions on potentially inconsistent trading of single securities, although a portfolio manager may sell a single security short if the security is included in an Account’s or Fund’s benchmark and the portfolio manager is underweight in that security relative to the applicable Account’s or Fund’s benchmark. Moreover, the procedures set forth guidelines under which trading for long sales of single securities over short sales of the same or closely related securities are monitored to ensure that the trades are treated fairly and equitably.

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Additionally, the Funds’ portfolio managers’ decisions for executing those trades are also monitored.

The Sub-Adviser’s procedures also address basket trades (trades in a wide variety of securities—on average approximately 100 different issuers) used in quantitative strategies. However, basket trades are generally not aggregated or subject to the same types of restrictions on potentially inconsistent trading as single-security trades because basket trades are tailored to a particular index or model portfolio based on the risk profile of a particular Account or Fund pursuing a particular quantitative strategy. In addition, basket trades are not subject to the same monitoring as single-security trades because an automated and systematic process is used to execute trades; however, the Funds’ portfolio managers’ decisions for executing those trades are monitored.

Research. The Sub-Adviser allocates brokerage commissions to brokers who provide execution and research services for the Funds and some or all of the Sub-Adviser’s other clients. Such research services may not always be utilized in connection with the Funds or other client Accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. The Sub-Adviser is authorized to pay, on behalf of the Funds, higher brokerage fees than another broker might have charged in recognition of the value of brokerage or research services provided by the broker. The Sub-Adviser has adopted procedures with respect to these so-called “soft dollar” arrangements, including the use of brokerage commissions to pay for brokers’ in-house and non-proprietary research, the process for allocating brokerage, and the Sub-Adviser’s practices regarding the use of third-party soft dollars.

IPO Allocation. The Sub-Adviser has adopted procedures designed to ensure that it allocates initial public offerings to the Funds and the Sub-Adviser’s other clients in a fair and equitable manner, consistent with its fiduciary obligations to its clients.

Compensation. The compensation paid to the Sub-Adviser for managing the Funds, as well as certain other clients, is based on a percentage of assets under management, whereas the compensation paid to the Sub-Adviser for managing certain other clients is based on cost. However, no client currently pays the Sub-Adviser a performance-based fee. Nevertheless, the Sub-Adviser may be perceived as having an incentive to allocate securities that are expected to increase in value to accounts in which the Sub-Adviser has a proprietary interest or to certain other accounts in which the Sub-Adviser receives a larger asset-based fee.

TIAA. TIAA or its affiliates, including Nuveen, sponsor an array of financial products for retirement and other investment goals, and provide services worldwide to a diverse customer base. Accordingly, from time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual restrictions that arise due to an Account’s investments and/or the internal policies of TIAA or its affiliates designed to comply with such restrictions. As a result, there may be periods, for example, when the Sub-Adviser will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which investment limits have been reached.

The investment activities of TIAA or its affiliates may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by TIAA or its affiliates for the Funds and Accounts that may not be exceeded without the grant of a license or other regulatory or corporate consent. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of the Sub-Adviser, on behalf of the Funds or Accounts, to purchase or dispose of investments or exercise rights or undertake business transactions may be restricted by regulation or otherwise impaired. As a result, the Sub-Adviser, on behalf of the Funds or Accounts, may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when the Sub-Adviser, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

Structure of Compensation for the Portfolio Managers

Portfolio managers are compensated through a combination of base salary, annual performance awards, long-term compensation awards and, for certain portfolio managers, equity-like performance

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based plans. Currently, the annual performance awards and long-term compensation awards are determined using both quantitative (75%) and qualitative factors (25%) including, but not limited to, Investment Ratio, ranking versus Morningstar peers, risk-adjusted variation in return vs. benchmark, and management/peer reviews.

The variable component of a portfolio manager’s compensation is remunerated as: (1) a current year cash bonus; (2) a long-term performance award, which is on a 3-year cliff vesting cycle and (3) an equity-like profits interest plan. Fifty percent (50%) of the long-term award is based on the Fund(s) managed by the portfolio manager during the 3-year vesting period, while the value of the remainder of the long-term award is based on the performance of the TIAA organization as a whole. The equity-like profits interest vests over time and entitles participants to a percentage of Advisors’ annual profits and the profits of its affiliate Nuveen Asset Management. The equity-like profits interest is allocated to individual portfolio managers based on such person’s overall contribution to Advisors and Nuveen Asset Management.

Risk-adjusted investment performance is calculated, where records are available, over one, three and five years, each ending December 31. For each year, the gross excess return (on a before-tax basis) of a portfolio manager’s mandate(s) is calculated versus each mandate’s assigned benchmark. Please see the Funds’ Prospectuses for more information regarding their benchmark indices. An Information Ratio is then calculated utilizing the gross excess return in the numerator and the greater of the 52-week realized Active Risk (tracking error) or a minimum targeted risk level (typically 300 basis points) in the denominator to generate risk-adjusted investment performance.

Performance relative to peers is evaluated using Morningstar percentile rankings for the 1-, 3- and 5-year ratings, when applicable. For managers with less than a 5-year track record, a 0.25 Investment Ratio and a peer ranking at the middle of the Morningstar grouping is used.

Utilizing the quantitative and qualitative factors discussed above, total compensation is calculated and then compared to the compensation data obtained from surveys that include comparable investment firms. It should be noted that the total compensation can be increased or decreased based on the performance of the equity group as a unit and the relative success of the TIAA organization in achieving its financial and operational objectives.

There are generally no differences between the methods used to determine compensation with respect to the Funds and the Other Accounts shown in the table below.

Other Accounts Managed by the Portfolio Managers

In addition to the Funds, as of December 31, 2021, the portfolio managers were also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees
Philip James (Jim) Campagna	Registered Investment Companies	27	$158,889	0	$0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	6	996	0	0
Lei Liao	Registered Investment Companies	27	$158,889	0	$0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	6	996	0	0

Beneficial Ownership of Securities by the Portfolio Managers

As of the fiscal year ended October 31, 2021, the portfolio managers did not beneficially own any shares of the Funds.

Administrator, Custodian, and Transfer Agent

Brown Brothers Harriman (“BBH”), located at 50 Post Office Square, Boston, Massachusetts 02110, is the administrator, custodian and transfer agent for the Funds. As custodian, BBH performs custodial, fund accounting and portfolio accounting services.

Distributor

Nuveen Securities, LLC, 333 West Wacker Drive, Chicago, Illinois 60606, serves as the principal underwriter of the Nuveen ETFs, including the Funds, pursuant to a Distribution Agreement dated August 2, 2016 (the “Distribution Agreement”). The Distributor is an affiliate of the Adviser and a subsidiary of

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Nuveen. The Distributor also serves as the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Funds.

Pursuant to the Distribution Agreement, the Fund have appointed the Distributor to be the agent for the distribution of the Funds’ shares on a continuous offering basis. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “Purchase and Redemption of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Adviser and/or its affiliates may make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds and certain other Nuveen ETFs available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by the Adviser and/or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Nuveen ETF complex. Payments of this type are sometimes referred to as “revenue-sharing payments.” A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds or other Nuveen ETFs over another investment.

Distribution and Service Plan

Each Fund has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides in substance that an open-end management investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plan authorizes each Fund to pay up to 0.25% in distribution fees to the Distributor. No payments pursuant to the Plan will be made during the next twelve (12) months of operation.

The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the independent trustees who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board and a vote of the independent trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit a Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of shareholders, and any other material amendments of the Plan must be approved by the independent trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the independent trustees of the Trust will be committed to the discretion of the independent trustees then in office. With the exception of the Distributor and its affiliates, no “interested person” of a Fund, as that term is defined in the 1940 Act, and no trustee of a Fund has a direct or indirect financial interest in the operation of the Plan or any related agreement.

Independent Registered Public Accounting Firm

KPMG LLP, 200 East Randolph Street, Suite 5500, Chicago, Illinois 60601, independent registered public accounting firm, has been selected as auditors for the Funds.

Securities Lending Agent

State Street Bank and Trust Company (“State Street”) serves as the securities lending agent to the Funds. Pursuant to a Securities Lending Agreement and in accordance with procedures established by the Board of Trustees, State Street effects loans of Fund securities to any firm on a list of approved

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borrowers, negotiates loan terms, monitors the value of the loaned securities and collateral, requests additional collateral as necessary, manages reinvestment of collateral in a pooled cash collateral reinvestment vehicle, arranges for the return of loaned securities to a Fund, and maintains records and prepares reports regarding loans that are made and the income derived therefrom.

The following table provides the dollar amounts of income and fees and/or compensation related to the Funds' securities lending activities during the fiscal year ended October 31, 2021. The Nuveen ESG Dividend ETF and Nuveen ESG Mid-Cap Growth ETF did not earn any income or pay any fees related to securities lending activities for this period.

	Nuveen ESG Large-Cap ETF	Nuveen ESG Large-Cap Growth ETF	Nuveen ESG Large-Cap Value ETF	Nuveen ESG Mid-Cap Value ETF	Nuveen ESG Small-Cap ETF
Gross income from securities lending activities	$306	$19,342	$33,254	$11,779	$90,267
Fees and/or compensation paid by each Fund for securities lending activities and related services:
Fees paid to Securities Lending Agent from a revenue split	(24)	(1,541)	(2,660)	(938)	(7,149)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	(4)	(230)	(7)	(58)	(1,474)
Administrative fees not included in the revenue split	—	—	—	—	—
Indemnification fees not included in the revenue split	—	—	—	—	—
Rebate (paid to borrower)	—	—	—	—	—
Other fees not included in the revenue split	—	—	—	—	—
Aggregate fees/compensation for securities lending activities	(28)	(1,771)	(2,667)	(996)	(8,623)
Net income from securities lending activities	$278	$17,571	$30,587	$10,783	$81,644

CODES OF ETHICS

The Funds, the Adviser, the Sub-Adviser, the Distributor and the Board’s independent trustees have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act and, with respect to the Adviser and the Sub-Adviser, Rule 204A-1 under the Investment Advisers Acts of 1940, as amended, addressing personal securities transactions and other conduct by investment personnel and other persons who may have access to information about the Funds’ securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Funds, subject to certain prohibitions, which may include prohibitions on investing in certain types of securities, pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Board and could result in severe penalties.

PROXY VOTING POLICIES

The Funds have delegated authority to the Adviser to vote proxies for securities held by the Funds, and the Adviser has in turn delegated that responsibility to the Sub-Adviser. The Adviser’s proxy voting policy establishes minimum standards for the exercise of proxy voting authority by the Sub-Adviser.

The Sub-Adviser votes proxies of the Funds’ portfolio companies in accordance with the guidelines articulated in the TIAA-CREF Policy Statement on Responsible Investing, attached as Schedule A of this SAI.

The Sub-Adviser has a dedicated team of professionals responsible for reviewing and voting proxies. In analyzing a proposal, in addition to exercising their professional judgment, these professionals utilize various sources of information to enhance their ability to evaluate the proposal. These sources may include research from third party proxy advisory firms and other consultants, various corporate governance-focused organizations, related publications and TIAA investment professionals. Based on

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their analysis of proposals and guided by the TIAA-CREF Policy Statement on Responsible Investing, these professionals then vote in a manner intended solely to advance the best interests of the Funds’ shareholders.

The Sub-Adviser has implemented policies, procedures and processes designed to prevent conflicts of interest from influencing proxy voting decisions. These include (i) a clear separation of proxy voting functions from external client relationship and sales functions; and (ii) the active monitoring by the Sub-Adviser’s legal and compliance professionals of required annual disclosures of potential conflicts of interest by individuals who have direct roles in executing or influencing the Funds’ proxy voting (e.g., the Sub-Adviser’s proxy voting professionals, or a senior executive of the Sub-Adviser or the Sub-Adviser’s affiliates).

There could be rare instances in which an individual who has a direct role in executing or influencing the Funds’ proxy voting (e.g., the Sub-Adviser’s proxy voting professionals or a senior executive of the Sub-Adviser or the Sub-Adviser’s affiliates) is either a director or executive of a portfolio company or may have some other association with a portfolio company. In such cases, this individual is required to recuse himself or herself from all decisions related to proxy voting for that portfolio company.

Voted Proxies. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge by calling (800) 257-8787 or by accessing the SEC’s website at http://www.sec.gov.

BROKERAGE TRANSACTIONS

The Sub-Adviser is responsible for decisions to buy and sell securities for the Funds as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. It is the intention of the Sub-Adviser to place brokerage orders with the objective of obtaining the best execution. In evaluating best execution for transactions, the Sub-Adviser considers a number of factors, including, without limitation, the following: best price; the nature of the security being traded; the nature and character of the markets for the security to be purchased or sold; the likely market impact of the transaction based on the nature of the transaction; the skill of the executing broker; the liquidity being provided by the broker; the broker-dealer’s settlement and clearance capability; the reputation and financial condition of the broker-dealer; the costs of processing information; the nature of price discovery in different markets; and the laws and regulations governing investment advisers. When purchasing or selling securities traded on the over-the-counter market, the Sub-Adviser generally will execute the transactions with a broker engaged in making a market for such securities. When the Sub-Adviser deems the purchase or sale of a security to be in the best interests of one or more Funds, its personnel may, consistent with its fiduciary obligations, decide either to buy or to sell a particular security for the Fund(s) at the same time as for other funds that it may be managing, or that may be managed by its affiliated investment advisers. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made in an equitable manner.

Transactions on equity exchanges, commodities markets and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. Transactions in foreign investments also have negotiated commission rates and they are for the most part the same for all brokers in a particular country with a few exceptions. Trades are regularly monitored for best execution purposes by the equity trading desk.

The Sub-Adviser’s fixed-income traders select the broker-dealers (sell-side) with whom they do business independent of any research, strategy pieces or trade recommendations provided to the Sub-Adviser. The vast majority of institutional fixed-income trading is conducted over-the-counter rather than on exchanges, with set prices plus commissions. Fixed-income trading is based on the risk-taking practice of market making by sell-side firms, which attempt to capture the bid/ask spread on trades where capital is committed (principal model) or on a pre-negotiated spread concession for riskless principal trades (agency model).

The fixed-income marketplace does not use a voting system to rate broker-dealers with the intent of using those rankings to direct or allocate trades. The directive to the Sub-Adviser’s fixed-income traders, and the conventional trading construct within the fixed-income market, is based on the practice of fiduciary efforts to achieve best execution. The research, credit opinions and relative value trade recommendations provided by the Sub-Adviser’s sell-side counterparts are evaluated, but there is no direct linkage between that evaluation and the Sub-Adviser’s selection of a particular broker-dealer for trade execution. When selecting a broker, the traders follow established trading protocols for data

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aggregation, price discovery, inventory mining and information protection and conduct an assessment of counterparty performance. The protocol incorporates the Sub-Adviser’s knowledge of and experience with select broker-dealers with respect to providing liquidity, namely the highest bid price or lowest offer price for a particular security.

Every broker is formally approved by the Equity or Fixed-Income Best Execution Committee, as appropriate, which is comprised of representatives from trading, portfolio management, compliance and law. Risk management also reviews the creditworthiness of all brokers.

Consistent with best execution, the Sub-Adviser may place orders with brokers providing research and statistical data services even if lower commissions may be available from brokers not providing such services. With respect to equity securities, the Sub-Adviser has adopted a policy embodying the concepts of Section 28(e) under the Securities Exchange Act of 1934, which provides a safe harbor allowing an investment adviser to cause a client to pay a higher commission to a broker that also provides research services than the commission another broker would charge (generally referred to as the use of “soft dollars”). To utilize soft dollars, the Sub-Adviser must determine in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided and that, over time, each client paying soft dollars receives some benefit from the research obtained through the use of soft dollars. An Adviser may make such a determination based upon either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, specific research may not necessarily benefit all accounts paying commissions to such broker. Research obtained through soft dollars may be developed by the broker or a third party, where the obligation to pay is between the broker and the third party. In such cases the research will be paid for through a Commission Sharing Arrangement (“CSA”) or similar arrangement.

Fixed-income trades on behalf of the Funds may not be allocated in order to generate soft dollar credits, but at times, a broker may send the Sub-Adviser unsolicited proprietary research that may be based, in part, on fixed-income trading volume directed to that broker. Similarly, trades on behalf of the Funds that follow an index or quantitative strategy, or execution-only trades, may not generate soft dollars, but, at times, a broker may send the Sub-Adviser unsolicited proprietary research that is based, in part, on such trades.

Research or services obtained for one Fund may be used by the Sub-Adviser in managing other Funds and the Accounts of other investment company clients and advisory clients of the Sub-Adviser. Research or services obtained for the Trust also may be used by the Sub-Adviser’s affiliated investment advisers, including TCIM, for the benefit of their respective clients, and vice versa.

In accordance with the 1940 Act, the Funds have adopted a policy prohibiting the Funds from compensating brokers or dealers for the sale or promotion of a Fund’s shares by the direction of portfolio securities transactions for the Fund to such brokers or dealers. In addition, the Sub-Adviser has instituted policies and procedures so that the Sub-Adviser’s personnel do not violate this policy of the Funds.

The following table sets forth the aggregate brokerage commissions paid by the Funds during the specified periods.

	Aggregate Brokerage Commissions Paid by the Fund
Fund	11/01/18-10/31/19	11/01/19-10/31/20	11/01/20-10/31/21
Nuveen ESG Dividend ETF[1]	n/a	n/a	$ 1
Nuveen ESG Large-Cap ETF[2]	$ 50	$ 807	133
Nuveen ESG Large-Cap Growth ETF	2,826	11,296	582
Nuveen ESG Large-Cap Value ETF	4,994	20,581	14,352
Nuveen ESG Mid-Cap Growth ETF	3,957	8,209	704
Nuveen ESG Mid-Cap Value ETF	6,163	12,562	5,619
Nuveen ESG Small-Cap ETF	21,115	45,562	5,431

(1) The Fund commenced operations on September 27, 2021.

(2) The Fund commenced operations on June 3, 2019.

During the fiscal year ended October 31, 2021, the Funds did not pay commissions to brokers in return for their research services.

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The following Fund has acquired during the fiscal year ended October 31, 2021 the securities of its regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act or of the parents of the brokers or dealers. The following table sets forth those brokers or dealers and states the value of the Fund’s aggregate holdings of the securities of the issuer as of close of the fiscal year ended October 31, 2021:

Fund	Broker/Dealer	Issuer	Aggregate Fund Holdings of Broker/Dealer or Parent (as of October 31, 2021)
Nuveen ESG Large-Cap ETF	Morgan Stanley & Co.	Morgan Stanley	$ 300,734

From time to time, the Sub-Adviser may effect purchases and sales of securities between the Funds and other funds or clients advised by the Sub-Adviser or an affiliate (such transactions referred to herein as “cross trades”) if it believes that such transactions are beneficial for each party and consistent with each party’s investment objectives and guidelines, subject to applicable law and regulation. Cross trades may give rise to potential conflicts of interest for the Sub-Adviser. On any occasion when a Fund participates in a cross trade, the Sub-Adviser and the Fund will comply with procedures adopted pursuant to Rule 17a-7 under the 1940 Act and applicable SEC guidance.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies that govern the dissemination of the Funds’ portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of the Funds. The policies adopted by the Trust are implemented and overseen by the Chief Compliance Officer of the Funds, subject to the oversight of the Board. Compliance officers of the Funds, the Adviser and Sub-Adviser periodically monitor overall compliance with the policies to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the policies. Periodic reports regarding these policies will be provided to the Board. The Board must approve all material amendments to these policies. Prior to the commencement of trading on each day that a Fund is open for business, (1) the Funds’ portfolio holdings are publicly disseminated on the Funds’ publicly accessible website, www.nuveen.com/etf, and through financial reporting and news services, and (2) the composition of the basket of securities and/or cash that will constitute a Creation Unit is publicly disseminated via the National Securities Clearing Corporation, a clearing agency registered with the SEC (“NSCC”).

The Trust, the Adviser and/or Sub-Adviser, and the Distributor will generally not disseminate non-public portfolio holdings information concerning the Funds. However, non-public portfolio holdings information may be provided to certain parties if approved by the Funds’ Chief Administrative Officer or Secretary upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

There is no assurance that the Trust’s policies on portfolio holdings disclosure will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Purchase and Sale of Shares.”

The Depository Trust Company (“DTC”) acts as securities depositary for the shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include

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securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to other banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Funds held by each DTC Participant. The Trust, either directly or through a third party service, shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust, either directly or through a third party service, shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant and/or third party service a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Listing Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth the percentage ownership of each person, who, as of February 1, 2022, owned of record, or is known by the Adviser to have owned beneficially, 5% or more of the Funds’ shares.

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Name of Fund	Name and Address of Owner	Percentage of Ownership

ESG Dividend ETF	Citibank, N.A. 3800 Citigroup Center Tampa Tampa, FL 33610-9122	88.30%
ESG Large-Cap ETF	State Street Bank & Trust 200 Clarendon Street Boston, MA 02116	26.67%
	Citibank, N.A. 3800 Citigroup Center Tampa Tampa, FL 33610-9122	25.87%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	12.94%
	TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154	6.39%

ESG Large-Cap Growth ETF	Merrill Lynch, Pierce, Fenner & Smith Inc. 250 Vesey Street New York, NY 10080	28.36%
	SEI Trust Company 1 Freedom Valley Drive Oaks, PA 19456	14.34%
	National Financial Services Corporation 200 Liberty Street New York, NY 10281	11.10%
	TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154	8.83%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	7.41%
	Pershing L.L.C. One Pershing Plaza Jersey City, NJ 07399	7.33%
	Goldman Sachs 200 West Street New York, NY 10281	5.25%

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Name of Fund	Name and Address of Owner	Percentage of Ownership

ESG Large-Cap Value ETF	Merrill Lynch, Pierce, Fenner & Smith Inc. 250 Vesey Street New York, NY 10080	37.46%
	National Financial Services Corporation 200 Liberty Street New York, NY 10281	11.93%
	SEI Trust Company 1 Freedom Valley Drive Oaks, PA 19456	10.81%
	Pershing L.L.C. One Pershing Plaza Jersey City, NJ 07399	6.60%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	6.05%

ESG Mid-Cap Growth ETF	National Financial Services Corporation 200 Liberty Street New York, NY 10281	23.99%
	SEI Trust Company 1 Freedom Valley Drive Oaks, PA 19456	19.09%
	TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154	8.90%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	8.70%
	LPL Financial Corporation 75 State Street, 22nd Floor Boston, MA 02109	5.63%

ESG Mid-Cap Value ETF	SEI Trust Company 1 Freedom Valley Drive Oaks, PA 19456	34.49%
	TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154	9.51%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	9.33%

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Name of Fund	Name and Address of Owner	Percentage of Ownership
	National Financial Services Corporation 200 Liberty Street New York, NY 10281	8.39%

ESG Small-Cap ETF	Merrill Lynch, Pierce, Fenner & Smith Inc. 250 Vesey Street New York, NY 10080	24.10%
	TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154	11.66%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	11.27%
	National Financial Services Corporation 200 Liberty Street New York, NY 10281	10.53%
	SEI Trust Company 1 Freedom Valley Drive Oaks, PA 19456	8.91%
	Bank of America 1 Bryant Park New York, NY 10036	5.98%

An Authorized Participant may hold of record more than 25% of the outstanding shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of a Fund, may be affiliated with an index provider, may be deemed to have control of a Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of a Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of the Distributor (the “Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of a Fund. When granted the power to vote, the Agent shall mirror vote such shares in the same proportion as all other beneficial owners of a Fund.

It is also possible that, from time to time, Nuveen or its affiliates may, subject to compliance with applicable law, purchase and hold shares of a Fund. Nuveen and its affiliates reserve the right, subject to compliance with applicable law, to sell at any time some or all of the shares of a Fund acquired for their own accounts. A large sale of shares of a Fund by Nuveen or its affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s market price.

PURCHASE AND REDEMPTION OF CREATION UNITS

The Funds issue and redeem shares on a continuous basis, at NAV, only in a large specified number of shares called a “Creation Unit.” Creation Units are typically purchased and redeemed in-kind, but they may also be purchased and redeemed, in whole or in part, for cash in the Adviser’s discretion. Each Fund’s NAV is determined once each day the NYSE is open for business (a “Business Day”), as described under “Determination of Net Asset Value.”

Only Authorized Participants may purchase and redeem Creation Units directly from the Funds at NAV. To become an Authorized Participant, a firm must execute an Authorized Participant Agreement (the “Participant Agreement”) that has been agreed to by the Distributor and BBH, in a form approved by

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the Trust. Among other things, the Participant Agreement requires that an Authorized Participant be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC or (ii) a DTC Participant.

The Funds issue and redeem Creation Units through the Distributor at their NAV next determined after receipt of an order in proper form on any Business Day. All orders to purchase or redeem Creation Units directly from the Funds, including non-standard orders (as defined below), must be placed in the manner and by the time specified by a Fund on each Business Day (generally, 4 p.m., Eastern time) (the “Cut-Off Time”). The date on which an order to purchase or redeem Creation Units is received in proper form and is accepted by the Distributor is referred to as the “Order Placement Date.” An order is generally considered to be in “proper form” if all procedures set forth in the Participant Agreement, the AP Handbook and this SAI are properly followed.

An Authorized Participant submitting a creation or redemption order is deemed to make certain representations to the Trust as set forth in the Participant Agreement. The Distributor reserves the right to verify these representations in its discretion. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Distributor in its sole discretion, the order will not be considered to have been received in proper form and may be rejected by the Distributor.

Purchase (Creation)

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of (a) either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and (b) the Cash Component, defined and computed as described below. Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” the value of which equals the NAV of a Creation Unit of a Fund on any given Order Placement Date. In addition to the Fund Deposit, Authorized Participants will be charged a standard fixed transaction fee and, for purchases effected in whole or in part with Deposit Cash, a variable transaction fee intended to cover the costs a Fund incurs in acquiring portfolio securities with such Deposit Cash. See “Transaction Fees” below for additional information.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. The Cash Component may include a “Dividend Equivalent Payments,” which enables a Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of a Fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by a Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Funds and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the Authorized Participant will be entitled to receive cash in an amount equal to the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

BBH, through NSCC, makes available on each Business Day, prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time) (the “NYSE Open”), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the Fund Deposit (based on information at the end of the previous Business Day) for each Fund on such day. Such Fund Deposit is subject to any applicable adjustments, as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund may be changed from time to time by the Adviser

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with a view to achieving the investment objective of a Fund. Information regarding the Fund Deposit necessary for the purchase of a Creation Unit is made available to Authorized Participants and other market participants seeking to transact in Creation Unit aggregations. The composition of the Deposit Securities may also change in response to rebalancing adjustments, interest payments, corporate action events and adjustments to the weighting or composition of the component securities of a Fund’s underlying Index.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any or all Deposit Securities, including, without limitation, in situations where a Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws; or (v) in certain other situations (collectively, “non-standard orders”). The Trust also reserves the right to: (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash and (ii) include or remove Deposit Securities from the Fund Deposit in anticipation of Index rebalancing changes.

Procedures for Purchase of Creation Units. Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities), through DTC (for corporate securities and municipal securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. Foreign Deposit Securities must be delivered to an account maintained on behalf of a Fund at its applicable local subcustodian. Transfer of the Fund Deposit and all applicable transaction fees must be ordered by the Authorized Participant in a timely fashion so as to ensure delivery to the account of a Fund or its agents by no later than 3:00 p.m. Eastern time on the date on which the Creation Units are to be delivered (the “Settlement Date”), which for purchases is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any securities or cash, as applicable, will be determined by the Distributor, whose determination shall be final and binding. If the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the purchase order may be cancelled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. Any such cancelled order may be resubmitted the following Business Day using the Fund Deposit required for such Business Day.

Investors placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the Cut-Off Time on such Business Day. An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not be an Authorized Participant, in which case orders to purchase shares directly from a Fund in Creation Units would have to be placed by the investor’s broker through an Authorized Participant. In such cases, the Authorized Participant may impose additional charges on such investor. At any given time, there may be only a limited number of Authorized Participants, and only a small number of such Authorized Participants may have international capabilities.

Except as provided below, Creation Units will not be issued until the transfer of good title to a Fund of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component and all applicable transaction fees have been completed. In instances where a Fund accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be delivered in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities as described below. In these circumstances, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, (ii) all applicable transaction fees and (iii) an additional amount of cash equal to a percentage of the market value, as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Cash Collateral”), which shall be maintained by BBH in a general non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with a Fund, pending delivery of the missing Deposit Securities, to the extent necessary to maintain the Cash Collateral with a Fund in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. A Fund may use such Cash Collateral to buy the missing Deposit Securities at any time. Authorized Participants will be liable to a Fund for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by a Fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities

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exceeds the market value of such Deposit Securities on the Order Placement Date plus the brokerage and related transaction costs associated with such purchases. A Fund will return any unused portion of the Cash Collateral once all of the missing Deposit Securities have been properly received by BBH. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

The Distributor reserves the right to reject a purchase order in its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant do not match those disseminated through the facilities of NSCC for that date; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Funds, be unlawful; or (f) in the event that circumstances outside the control of the Funds, the Distributor, BBH and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units (examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Funds, the Distributor, BBH, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events). The Funds or its agents shall communicate to the Authorized Participant the rejection of an order. The Funds, the Distributor and BBH are under no duty, however, to give notification of any defects or irregularities in any order or in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification. The Funds, the Distributor and BBH shall not be liable for the rejection of any purchase order for Creation Units.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Fund shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by a Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit.

Redemption proceeds for a Creation Unit will be paid either in-kind or in cash, or a combination thereof, as disclosed by BBH prior to the NYSE Open. With respect to in-kind redemptions, BBH, through NSCC, makes available prior to the NYSE Open on each Business Day the list of the names and share quantities of each Fund’s portfolio securities (subject to possible amendment or correction) that will be distributed upon the receipt of redemption requests in proper form prior to the Cut-Off Time on that day (“Fund Securities”).

In connection with any in-kind redemptions, Authorized Participants will also pay or receive cash in an amount equal to the difference between the NAV of the Creation Units being redeemed and the value of the Fund Securities received (the “Cash Redemption Component”). In the event that the Fund Securities have a value greater than the NAV of the Creation Units, a Cash Redemption Component equal to the differential is required to be paid to the Funds by the Authorized Participant. In the event that the Fund Securities have a value less than the NAV of the Creation Units, a Cash Redemption Component equal to the differential will be paid by the Funds to the Authorized Participant. Notwithstanding the foregoing, at a Fund’s discretion, an Authorized Participant may receive the corresponding cash value of all or a portion of the Fund Securities.

Procedures for Redemption of Creation Units. After an order for redemption in proper form has been received, the Funds will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Component to the Authorized Participant by the Settlement Date. With respect to in-kind redemptions of the Funds, the calculation of the value of the Fund Securities and the Cash Redemption Component to be delivered upon redemption will be made by BBH according to the procedures set forth under “Determination of Net Asset Value,” computed on the Order Placement Date. Therefore, if a redemption order in proper form is submitted by an Authorized Participant by the Cut-Off Time on the Order Placement Date, and the requisite number of shares of the Funds are delivered to BBH prior to 3:00 p.m. Eastern time on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Component to be delivered will be determined on such Order Placement Date. If the requisite number of shares of the Funds are not delivered by 3:00 p.m. Eastern time on the Settlement

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Date, the Funds will not release the Fund Securities for delivery unless collateral is posted in such percentage amount of missing shares as set forth in the Participant Agreement (marked to market daily).

In order to take delivery of Fund Securities upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded (or such other arrangements as allowed by the Funds or its agents), to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two Business Days of the Order Placement Date.

If it is not possible to effect deliveries of the Fund Securities, a Fund may, in its sole discretion, exercise its option to redeem shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an Authorized Participant may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the Authorized Participant will receive a cash payment equal to the NAV of its shares on the Order Placement Date, minus a fixed transaction fee and an additional variable transaction fee, each as described in further detail below under “Transaction Fees,” to offset the Trust’s brokerage and other transaction costs associated with the disposition of portfolio securities necessary to fund the redemption in cash.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that it could not lawfully deliver specific Fund Securities or could not do so without first registering the Fund Securities under such laws. An Authorized Participant (or a client for which it is acting) subject to a legal restriction with respect to a particular security included in the Fund Securities may be paid an equivalent amount of cash. The Authorized Participant may request a redeeming client to complete certain documentation with respect to such matters. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by a Fund to provide a written confirmation with respect to QIB status in order to receive Fund Securities. Redemptions effected in cash will be subject to applicable transaction fees.

The right of redemption may be suspended or the Settlement Date postponed with respect to a Fund (1) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Listing Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which redemption of shares of a Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Required Early Submission of Orders

Notwithstanding the foregoing, a Fund may require orders to be placed earlier than the normal Cut-Off Time, and in certain circumstances up to 23 hours prior to the normal Cut-Off Time. Authorized Participants will be notified in the event that the Cut-Off Time for an order will be earlier than normal on any particular Business Day. Orders to purchase shares that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the markets in the relevant foreign market are closed may not be accepted.

Transaction Fees

Transaction fees, as set forth in the table below, are imposed to cover transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day that does not vary with the number of Creation Units created or redeemed on that day. Additional variable transaction fees will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. The following table shows, as of the date of this SAI, the approximate value of one Creation Unit and the standard fixed and maximum additional variable transaction fees for creations and redemptions (as described above):

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Fund Name	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
ESG Dividend ETF	$1,294,000	50,000	$450	3.0%	2.0%
ESG Large-Cap ETF	$1,924,500	50,000	$500	3.0%	2.0%
ESG Large-Cap Growth ETF	$3,039,695	50,000	$500	3.0%	2.0%
ESG Large-Cap Value ETF	$1,889,020	50,000	$500	3.0%	2.0%
ESG Mid-Cap Growth ETF	$2,178,875	50,000	$500	3.0%	2.0%
ESG Mid-Cap Value ETF	$1,801,095	50,000	$500	3.0%	2.0%
ESG Small-Cap ETF	$1,972,160	50,000	$500	3.0%	2.0%

* As a percentage of the NAV per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.

The Funds may adjust the transaction fees from time to time upon notice to Authorized Participants. The Adviser may also from time to time cover the cost of any transaction fees if it determines it is in a Fund’s best interest.

In addition, with respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the Fund and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund Securities from the Funds to their account or as otherwise specified on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee by such intermediary for such services.

DETERMINATION OF NET ASSET VALUE

Each Fund’s NAV is determined as set forth in the Prospectus under “General Information—Net Asset Value.”

CAPITAL STOCK

Each Fund issues shares of beneficial interest, par value $.01 per share. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

The Trust is not required to and does not intend to hold annual meetings of shareholders. The Trust’s Declaration of Trust (the “Declaration”) requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees the authority to approve reorganizations between a Fund and another entity, such as another ETF, or the sale of all or substantially all of a Fund’s assets, or the termination of the Trust or a Fund without shareholder approval if the 1940 Act would not require such approval. Each share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series; and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter.

The Trustees establish the number of Trustees and may fill vacancies on the Board, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. “Cause” requires willful misconduct, dishonesty, fraud or a felony conviction. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

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Under the Declaration, by becoming a shareholder of a Fund, each shareholder is expressly held to have agreed to be bound by the provisions of the Declaration and the Trust’s By-laws. The Declaration may, except in limited circumstances, be amended by the Trustees in any respect without a shareholder vote. Shareholders may be required to disclose information on direct or indirect ownership of a Fund’s shares in order to comply with various laws applicable to a Fund or as the Trustees may determine, and ownership of a Fund’s shares may be disclosed by a Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem shares held by any shareholder for any reason under terms set by the Trustees.

In order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the Funds or their shareholders as a result of spurious shareholder claims, demands and derivative actions, the Declaration provides a detailed process for the bringing of derivative actions by shareholders, and provides that actions that are derivative in nature may not be brought directly. Consistent with applicable Massachusetts law, prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Funds, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Funds. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder may be responsible for a Fund’s costs and expenses if a court determines that a derivative action was made without reasonable cause or for an improper purpose, if a derivative or direct action is dismissed on the basis of a failure to comply with the procedural provisions relating to shareholder actions as set forth in the Declaration or if a direct action is dismissed by a court for failure to state a claim. Any shareholder bringing an action against a Fund waives the right to trial by jury to the fullest extent permitted by law and any action commenced by a shareholder may be brought only in the U.S. District Court for the District of Massachusetts (Boston Division) or if any such action may not be brought in that court, then in the Business Litigation Session of Suffolk Superior Court in Massachusetts (the “Chosen Courts”), under the terms of the Declaration. Except as prohibited by law, if a shareholder commences an applicable action in a court other than a Chosen Court, the shareholder may be obligated to reimburse a Fund and any applicable Trustee or officer of a Fund made party to such proceeding for the costs and expenses (including attorneys’ fees) incurred in connection with any successful motion to dismiss, stay or transfer of the action.

The Declaration specifically provides, however, that no provision of the Declaration is effective to require a waiver of compliance with any provision of, or restrict any shareholder rights expressly granted by, the 1933 Act, the Securities Exchange act of 1934, as amended, or the 1940 Act, or any rule, regulation or order of the Securities and Exchange Commission thereunder. The provisions of the Declaration are severable, and if the Trustees determine, with the advice of counsel, that any such provision, in whole or in part, conflict with applicable laws and regulations, the conflicting provisions, or part or parts thereof, will be deemed to be not part of the Declaration (provided, that any such determination will not render any of the remaining provisions invalid or improper).

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its series, in connection with the affairs of the Trust or for any act, omission, or obligation of the Trust. A Trustee is liable only for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of

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his or her office. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Shareholder inquiries may be made by writing to the Trust, c/o the Distributor, Nuveen Securities, LLC, at 333 West Wacker Drive, Chicago, Illinois 60606.

TAX MATTERS

Federal Income Tax Matters

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. Unless you are a tax-exempt entity or your investment in the Funds is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Funds make distributions or you sell Fund shares. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company (RIC)

Each Fund has elected or intends to elect to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% qualifying income test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than

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90% of its income from the qualifying income described in clause (a)(i) of the description of the 90% qualifying income test applicable to RICs, above) will be treated as qualifying income.

Taxation of the Funds

If a Fund qualifies for treatment as a RIC, the Fund will generally not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

If, for any taxable year, a Fund was to fail to qualify as a RIC or was to fail to meet the distribution requirement described above, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by a Fund in computing its taxable income. In addition, a Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, a Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.

Each Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (the excess of a Fund’s net long-term capital gain over its net short-term capital loss). Investment income that is retained by a Fund will generally be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so. Each Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of such Fund to satisfy the requirement for qualification as a RIC.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term

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capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

“Net capital losses” are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a RIC may carry net capital losses from any taxable year forward to offset capital gains in future years. A Fund is permitted to carry net capital losses forward indefinitely. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to a Fund and may not be distributed as capital gains to shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Distributions

Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when a Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Funds of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the assets that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions from a Fund’s net capital gain that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For individuals, long-term capital gains are subject to tax at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Distributions of gains from the sale of investments that a Fund owned for one year or less will be subject to tax at ordinary income rates.

For non-corporate shareholders, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed at rates of up to 20%, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Distributions that a Fund receives from an ETF, REIT or an underlying fund taxable as a RIC will be treated as "qualified dividend income" only to the extent so reported by such ETF, REIT or underlying fund.

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To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

Dividends and distributions from a Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If a Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and will reduce the shareholder’s tax basis in its shares. After the shareholder’s basis has been reduced to zero, any such distributions will result in a capital gain, assuming the shareholder holds his or her shares as capital assets. A reduction in a shareholder’s tax basis in its shares will reduce any loss or increase any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares

A sale or exchange of shares in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares and will be treated as long-term capital gain or loss if the shares have been held for more than 12 months and short-term capital gain or loss if held for 12 months or less. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding

The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service (the “IRS”).

Federal Tax Treatment of Certain Fund Investments

Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund, and/or defer the Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by a Fund. These provisions also may require a Fund to mark to market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirement and for avoiding excise taxes. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so. The Funds intend to monitor their transactions, intends to make appropriate tax elections, and intend to make appropriate entries in their books and records in order to mitigate the effect of these rules and preserve their qualification for treatment as RICs.

The Funds are required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Gain or loss from Section 1256 contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and

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character of distributions to shareholders. The Funds may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above.

Additional Tax Information Concerning REITs

The Funds may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to a Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by a Fund and, in turn, may be distributed by a Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools” (“TMPs”). Under certain Treasury guidance, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income (see “Taxes—Tax-Exempt Shareholders” below), and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. A Fund does not intend to invest a substantial portion of its assets in REITs which generate excess inclusion income.

REITs in which a Fund invests often do not provide complete and final tax information to a Fund until after the time that a Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions after it issues a tax reporting statement. If this were to occur, the financial intermediary with whom you hold your shares will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

Foreign Investments

If the Funds acquire any equity interest in certain foreign investment entities (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation’s assets (computed based on average fair market value) either produce or are held for the production of passive income (“passive foreign investment companies” or “PFICs”), the Funds will generally be subject to one of the following special tax regimes: (i) a Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if a Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,”

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the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) a Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Funds intend to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. The Funds may limit and/or manage their holdings in passive foreign investment companies to limit their tax liability or maximize their return from these investments.

Income received by the Funds from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes.

Tax-Exempt Shareholders

Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if: (i) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b), (ii) if the Fund invests in REITs that hold residual interests in REMICs, (iii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or in a REIT that has a subsidiary that is a TMP, or (iv) if the Fund holds residual interests in REMICs. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues. The Funds are not expected to hold any REMIC interests.

Non-U.S. Investors

In general, dividends, other than Capital Gain Dividends paid by the Funds to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) on distributions derived from taxable ordinary income. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities and may apply to redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to

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the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any cash received by the Authorized Participant in the exchange, and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any cash paid for such Creation Units. Any gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year and were held as capital assets in the hands of the exchanging Authorized Participant. All or a portion of any gain or loss recognized by an Authorized Participant exchanging a currency other than its functional currency for Creation Units may be treated as ordinary income or loss. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of any securities received plus the amount of any cash received for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund may limit the tax efficiency of the Fund. The IRS, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. All or some portion of any capital gain or loss realized upon the creation of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

Persons exchanging securities for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss might be deductible.

Section 351

The Trust on behalf of the Funds has the right to reject an order for a purchase of shares of a Fund if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, a Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Certain Reporting Regulations

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting regulations. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Cost Basis Reporting

The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Capital Loss Carry-Forward

When a Fund has a capital loss carry-forward, it does not make capital gain distributions until the loss has been offset or expired. As of October 31, 2021, the following Fund had capital loss carry-forwards available for federal income tax purposes. The capital losses are not subject to expiration.

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Fund	Short-Term	Long-Term	Total
Nuveen ESG Dividend ETF	$644	$ -	$644

General Considerations

The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to pay out dividends, if any, on an annual basis, except for the Nuveen ESG Dividend ETF, which intends to pay out dividends quarterly. Nonetheless, the Funds might not make a dividend payment every month. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The audited financial statements for each Funds’ most recent fiscal year appear in the Funds’ Annual Report dated October 31, 2021. The Funds’ Annual Report is incorporated by reference into this SAI and is available without charge by calling (800) 257-8787.

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Appendix A
TIAA policy statement on responsible investing (7th Edition, Amended February 2021)

Preamble

I. Purpose and applicability

The purpose of the seventh edition of the TIAA Policy Statement on Responsible Investing (“Policy Statement”) is to publicly express our commitment to responsible investing (RI), highlight the benefits RI approaches bring to our clients and outline the key activities we use to put our aspiration into action. This document also serves to communicate the expectations that Teachers Insurance and Annuity Association of America (“TIAA”) and College Retirement Equities Fund (“CREF”), TIAA-CREF Funds (“TCF”), TIAA-CREF Life Funds (“TCLF”) and TIAA Separate Account VA-1 (and together with CREF, TCF and TCLF, the “TIAA-CREF Fund Complex”) have for the environmental, social and corporate governance (ESG) policies and practices of their respective investment portfolios.

Previous versions of our Policy Statement, whose first edition was published in 1993, focused on publicly traded operating companies. Due to its increasing relevance across all asset classes, including real estate, private markets, and real assets, our RI commitment and program has expanded over time. Recognizing that implementation will vary across asset classes, we strive to extend and connect our core RI principles across our portfolios.

II. Why we focus on responsible investing

Since 1970, TIAA has been a leader in what we now call responsible investing, a constantly evolving discipline that incorporates the consideration of environmental, social and governance (ESG) factors into investment research, due diligence, portfolio construction and ongoing monitoring.

Our participants and clients expect us to be good stewards of their investments as we help them achieve financial well-being at all stages of life. We seek to implement a set of principles that support well-functioning markets in order to preserve financial, social and environmental capital. We believe this philosophy and our approach contributes to long-term performance and helps reduce risk in our investments.

Specifically, we aim to promote good governance practices and monitor issues that may affect a company’s ability to create long-term, sustainable value. To ensure that investors have a broad range of information about the effects of their investments on key stakeholders, we encourage the substantive consideration of a broader stakeholder lens, including customers, employees, suppliers and the larger community.

We are proud of the leadership role we have played for decades and of our track record of achieving beneficial outcomes related to ESG practices throughout the investment value chain. We believe that by driving transparency, innovation and global adoption of RI best practices across all asset classes, we have the opportunity to provide enduring benefits for portfolio companies, investors, society, our communities and the planet. We have spearheaded efforts to systematically integrate material ESG and sustainability factors into the investment decision process and going forward we expect our conviction and approaches to responsible investing to continue to evolve and take new forms.

Responsible investing program

I. Oversight

The TIAA and TIAA-CREF Funds Boards respectively oversee the TIAA-CREF Fund Complex’s and TIAA General Account’s responsible investing programs, including management’s role in developing and implementing core programmatic activities.

The RI program is administered by the Nuveen Responsible Investing team (“RI team”). Nuveen is the investment management arm of TIAA. The RI team works collaboratively with investment management colleagues throughout Nuveen and key stakeholders within TIAA to continuously enhance and advance the investment activity of TIAA and the TIAA-CREF Fund Complex’s activities across asset classes.

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The program activities and core principles of the responsible investing program may be inapplicable in some cases, depending on company type, underlying assets, and local market regulations. While specific activities and principles are most relevant to publicly traded operating companies, the spirit of the included policies can be applied to all companies in which TIAA invests throughout the world, and, to the extent practicable, also guide TIAA’s internal governance practices.

II. Program activities

As global institutional investors, we believe that responsible investing provides enduring benefits for our clients and our communities. We believe responsible business practices lower risk, improve financial performance and drive positive social and environmental outcomes.

We implement our RI commitment through activities underlying a set of core principles across Nuveen: (1) engagement, (2) ESG integration and (3) driving positive impact across our portfolios. While each of our investment affiliates takes a unique investment approach to pursuing competitive risk-adjusted returns on behalf of its clients, we believe that our core principles are increasingly relevant and applicable across all asset classes. Our principles will continue to evolve over time to ensure alignment with market trends and business needs.

III. Core principles

(1) Engagement

Engaging with management and boards of directors of public and private companies to improve their ESG performance is in our clients’ economic interest. Individually and in collaboration with other investors, we use our influence, relationships and formal channels to address issues and engage in public policy discussions that may affect the sustainability of long-term profits.

Through constructive dialogue with regulators, public policy makers and other industry bodies, we help enable responsible investment globally. Advocating for relevant, consistent and comparable ESG disclosure from companies and other investees supports informed investment decisions. By prioritizing this transparency, we strive to fill the existing information gap that can otherwise hinder rigorous investment analysis.

Our key engagement activities include:

Proxy voting: We execute thoughtful, case-by-case voting on management and shareholder proposals for publicly traded companies.

Dialogue: We engage in direct and constructive dialogue with CEOs, senior management, boards of directors, tenants and operators as well as other appropriate stakeholders to promote value-enhancing outcomes through encouraging relevant ESG disclosure and adoption of best practices.

Targeted initiatives: We aim to drive measureable outcomes with company, industry, thematic and country-specific initiatives.

Market initiatives: We collaborate with peers, interdisciplinary experts and industry stakeholders to create best practices and drive more effective outcomes.

Policy influence: We actively help to shape legislation, public policy and global standards related to RI best practices.

We are fundamentally committed to engaging with issuers. In our experience, long-term engagement is the most effective and appropriate means of promoting responsible behavior. As a matter of general investment policy, we may consider divesting or underweighting an investment from our accounts in cases where we conclude that the financial or reputational risks from an issuer’s policies or activities are so great that continued investment is no longer prudent. In the rarest of circumstances and consistent with the policies outlined below, we may, as a last resort, consider divesting from issuers we judge to be complicit in genocide and crimes against humanity, the most serious human rights violations, after sustained efforts at dialogue have failed and divestment can be undertaken in a manner consistent with our fiduciary duties.

Our policy of engagement over divestment is a matter of principle that is based on several considerations: (i) divestment would eliminate our standing and rights as an investor and foreclose further engagement; (ii) divestment would be likely to have negligible impact on portfolio holdings or the market; (iii) divestment could result in increased costs and short-term losses; and (iv) divestment could compromise our investment strategies and negatively affect our performance. For these reasons, we

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believe that divestment does not offer TIAA an optimal strategy for changing the policies and practices of issuers we invest in, nor is it the best means to produce long-term value for our participants and shareholders.

(2) ESG Integration

Environmental, social and governance (ESG) information provides an additional lens to use when assessing company and issuer performance beyond traditional financial analysis. Continuing improvements in the quality, disclosure and accessibility of ESG information have enabled greater applications for incorporation into investment portfolios.

We believe that the consideration of relevant ESG factors in investment analysis, due diligence and portfolio construction can enhance long-term investment value and manage downside risk. Through ESG integration, we seek to expand our investment research and portfolio construction lens to include ESG risks, opportunities and megatrends that can inform investment decision-making. The ability to accurately forecast long-term industry and issuer trends also requires an understanding of relevant ESG factors and their potential impact.

Our ESG integration activities, implemented in partnership with our investment teams, focus on building out the financial relevance of material ESG themes and factors, and facilitating systematic access to and uptake of quality ESG information in the investment process. In a mutually reinforcing manner, market-related insights gained through our engagement activities provide our analysts and portfolio managers with additional information for decision making at the security, sector and portfolio management levels.

(3) Impact

We believe that all investments have impacts on society and the environment. We aim to assess these effects and, where possible, promote the positive and mitigate the negative. Across asset classes, a growing number of opportunities exist for pursuing specific, positive and measureable social and environmental results while delivering robust long-term financial returns. We are dedicated to identifying such opportunities and measuring the impact of those investments.

Environmental, social and governance issues

I. Introduction

As investors, we believe that issuers should demonstrate that they have carefully considered the strategic implications of relevant environmental, social and governance (ESG) issues on long-term performance. In our view, issuers that exercise diligence in their consideration of ESG issues are more competitive and can take better advantage of operational efficiencies, advance product innovation and reduce reputational risk. Failure to proactively address these issues can negatively affect individual businesses, investor returns and the market as a whole.

As a matter of good governance, we believe that issuers should carefully consider the strategic impact of environmental and social responsibility on long-term shareholder value. Therefore, we believe that issuers should apply a broader stakeholder lens when analyzing the key decisions they face in sustaining their own competitiveness, relevance, and growth potential: the environment, customers, employees and suppliers, and communities.

The sections below detail specific environmental, social and governance recommendations for publicly traded operating companies, but we encourage other issuers to assess how these topics are relevant for their specific contexts.

II. Business ethics, transparency and accountability

Corporate governance practices that promote accountability and transparency create a framework to ensure companies operate in an ethical manner. Ethical business practices can mitigate against fraud, breaches of integrity, and abuses of authority, and can reduce a company’s overall risk profile. Ethics, transparency and accountability are relevant across all geographies, industries and asset classes and enable investors, creditors and other stakeholders to effectively evaluate corporate behavior that can impact company performance.

Risk: Failure by boards and management to be accountable for their actions and transparent with their strategic decisions can negatively impact investors. As investors and other stakeholders begin demanding a deeper understanding of the factors that influence board decision making, companies must provide adequate disclosure to ensure that mechanisms are in place to promote accountability and maintain the appropriate checks and balances.

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Opportunity: We believe that board quality and shareholder accountability can positively impact firm performance. Additionally, markets tend to give higher valuations to firms that are more transparent with investors. We believe that robust corporate governance practices ensure board and management accountability, sustain a culture of integrity, and safeguard our rights as investors.

Board of directors

Investors rely primarily on a corporation’s board of directors to fulfill a fiduciary duty to protect their assets and ensure they receive an appropriate return on investment. Boards are responsible for setting the ethical tone and culture for the company, assuring the corporation’s financial integrity, developing compensation and succession planning policies, and ensuring management accountability.

Board structure and operation

We believe that boards should establish a structure that credibly demonstrates effective oversight of management, while also ensuring efficient use of the board’s time and resources. Boards should explain how the selected structure aligns with the company’s strategy, and disclose and enforce a meaningful set of governance principles.

Board Leadership. We believe that an independent board chair or the appointment of a lead independent director can provide the structural foundation for independent oversight. When the CEO and chair roles are combined, a company should disclose how the lead independent director’s role is structured to provide an appropriate counterbalance to the CEO/chair. We believe that companies must clearly demonstrate how their chosen board leadership structure contributes to the effective exchange of diverse views between independent and non-independent directors.

Board Committees. Boards should establish at least three primary standing committees: an audit committee, a compensation committee and a nominating and governance committee. Each committee should be composed exclusively of independent directors to mitigate any perceived conflicts of interest. In addition to the three primary standing committees, boards should also establish additional committees as needed to fulfill their duties.

CEO Selection, Evaluation and Succession Planning. Management is entrusted with acting in the best interests of shareholders and ensuring the company operates in an ethical manner. Strong, stable leadership with proper values is critical to the success of the corporate enterprise. The board should continuously monitor and evaluate the performance of the CEO and senior executives, and disclose the succession planning process generally.

Board Evaluation. A board should conduct an annual evaluation of its performance and that of its key committees and disclose the process in general terms. We expect the board evaluation process to be robust, identifying both quantitative and qualitative factors of board structure and dynamics, as well as individual director skills and experience and how they support the strategy of the company.

Director Compensation. Directors should have a direct, personal and meaningful investment in the company. We believe this helps align board members’ interests with those of shareholders.

Board quality

Boards must hold themselves to ethical standards and professional behavior of the highest quality. A high-quality board effectively oversees the management of material risks to ensure long-term sustainable shareholder value creation. We view the following as key indicators of board quality:

Independence. The board should be composed of a substantial majority of independent directors to ensure the protection of shareholders’ interests. The definition of independence should be interpreted broadly to ensure there is no conflict of interest, in fact or in appearance, that might compromise a director’s objectivity and loyalty to shareholders.

Skills and Qualifications. Boards should be composed of individuals who can contribute expertise and judgment, based on their professional qualifications and business experience. Companies should provide disclosure concerning how the board’s collective expertise aligns with the company’s strategic direction and effective oversight of management. Board composition should be reviewed annually to ensure alignment with a company’s strategy.

Board Refreshment. Boards that have not added new members for several years may become complacent and can pose risks to long-term performance and effective oversight of management. Additionally, many international governance codes view excessive director tenure as a factor that could compromise independence. Although we do not support arbitrary limits on the length of director service,

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we believe boards should establish a formal director retirement or tenure policy that can contribute to board stability, vitality and renewal.

Board Diversity and Inclusion. Boards require a diverse range of skills and experiences to fulfill their strategy and oversight responsibilities. In addition to relevant skills and expertise, board nomination policies and refreshment practices should take into account the board’s composition in terms of gender, race, ethnicity and age. Boardroom culture should ensure that those diverse voices are proactively sought and valued, providing a counterbalance to potential board entrenchment and groupthink. Enrichment practices such as director training and rotating board leadership provide mechanisms that help foster inclusivity in the boardroom.

Shareholder rights

As providers of capital, shareholders are entitled to certain basic rights that should govern the conduct of every company to ensure accountability of the board and well-functioning markets. We believe that robust shareholder rights are the foundation of a company’s overall approach to corporate governance, and, in turn, shareholders have a duty to exercise their rights responsibly.

One Share, One Vote. Shareholders should have the right to vote in proportion to their economic stake in the company. The board should not create multiple classes of common stock with disparate or “super” voting rights, nor should it give itself the discretion to cap voting rights that reduce the proportional representation of larger shareholdings. Companies that do not have a one-share-one-vote structure should periodically assess the efficacy of such a structure and provide shareholders with a rationale for maintaining such a structure.

Director Election Process. A publicly traded operating company’s charter or bylaws should dictate that directors be elected annually by a majority of votes cast.

Fair and Transparent Vote Process. The board should not impose supermajority vote requirements, except in unusual cases where necessary to protect the interests of minority shareholders. The board should not combine or bundle disparate issues and present them for a single vote. Shareholders should be able to vote all their shares without impediments such as share blocking, beneficial owner registration, voting by show of hands, late notification of agenda items or other unreasonable requests. Shareholders should have the ability to confirm that their votes have been received and tabulated.

Bylaw and Charter Amendments. Shareholders should have the right to approve any provisions that alter fundamental shareholder rights and powers. This includes poison pills and other antitakeover devices. We believe that antitakeover measures should be limited by reasonable expiration periods.

Proxy Access. Shareholders should have the right to place their director nominees on the company’s proxy and ballot in accordance with applicable law, or, absent such law, if reasonable conditions are met. The board should not take actions designed to prevent the full execution of this right.

IPO Governance. When companies access the public markets for capital, they should adopt governance provisions that protect shareholders’ rights equally. Practices that compromise accountability to shareholders include classified boards, plurality vote standards, multi-class equity structures with unequal voting rights, and supermajority vote requirements. Newly public companies that have these provisions should commit to review their governance practices over a reasonable period of time.

Executive compensation

Executive compensation should be used as a tool to drive and reward long-term sustainable value creation while also attracting and retaining top talent. We expect boards of directors, who are in the best position to take all of the relevant factors into consideration, to establish executive compensation programs that appropriately incentivize executive management.

Compensation philosophy

We are mindful that each company’s situation is unique, and encourage boards to craft compensation programs that are appropriately tailored to the company’s business strategy. Compensation plans should generally:

Be reasonable by prevailing industry standards, appropriate to the company’s size and complexity, and fair relative to pay practices throughout the company

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Align interests of directors and executives with interests of shareholders, such as through minimum stock ownership requirements and minimum vesting requirements and holding periods for equity-based plans that are commensurate with pay level and seniority

Objectively link to appropriate company-specific metrics that drive long-term sustainable value

Ensure employment contracts (if in place) balance the need to attract and retain executives with the obligation to avoid exposing the company to liability and unintended costs, especially in the event of terminations for misconduct, gross mismanagement or other reasons constituting a for-cause termination

Establish policies to recoup, or claw back, variable compensation paid to senior executives for fraudulent activities, defective financial reporting, and creating undue reputational risk

Prohibit any direct or indirect change to the strike price or value of options without the approval of shareholders (for equity-based plans)

Prohibit executives from hedging or otherwise reducing their exposure to changes in the company’s stock price, and contain policies governing the pledging of company stock, including the process used by the board to oversee related risks

Pay disclosure

A company’s disclosure should clearly articulate the rationale for incentives created by the compensation program and how it aligns with long-term strategy in order to mitigate compensation-related risks. In particular, disclosure should include:

Performance metrics, weights and targets, including why they are appropriate given the company’s business objectives and how they drive long-term sustainable value

The rationale for peer group selection, including differences between the company peers used for strategic and business purposes versus the group used for compensation decisions

Non-GAAP financial performance measures alongside their GAAP counterparts with an explanation of why non-GAAP measures better capture and incentivize long-term performance

Employment contracts and tax gross-up arrangements

Explanations of any inconsistencies in compensation decisions with these guidelines and generally accepted practices

Rationale for any significant changes to the compensation program from year to year, including special one-off awards, changes to peer group selection, performance metrics, and award vehicles

The principles described above form a foundation that enables investors and creditors to hold companies accountable for their impact on key stakeholders, as described in the following sections: the environment, customers, employees and suppliers, and communities.

III. Environment

Environmental sustainability is a critical strategic issue for businesses across sectors. How well a company manages its impacts on the natural environment can support longer-term sustainable growth, or present unmitigated costs and risks. As investors, it is imperative that we weigh certain material risks and opportunities related to two areas: climate change and natural resource management. The extent to which these risks and opportunities are material to company performance varies by sector, industry and geography.

Climate change

Scientific consensus indicates that elevated concentration of greenhouse gas emissions in the atmosphere is contributing to climate change. Impacts from climate change may include significant risks to global financial assets and economic growth. We support measures that mitigate the risks associated with climate change and provide greater market certainty regarding the transition to a sustainable, low-carbon economy.

Risks: Climate change poses long-term risks to investments that should be assessed and mitigated. Risks fall into two primary categories, as outlined within the Task Force on Climate Related Financial Disclosure (TCFD):

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Physical risk: Assets are exposed to physical risks related to specific events or longer-term shifts in climate patterns, such as changes in rainfall patterns, rising sea levels, or increased frequency of extreme weather events. While real assets such as farmland, timber, real estate, energy and infrastructure are particularly vulnerable to this type of risk, a much broader spectrum of businesses may be exposed depending on the location of their physical property. Health risks due to malnutrition, mortality, and population migration may also contribute to physical risk of climate change.

Transition risk: Transitioning to a low-carbon economy may entail extensive policy, legal, regulatory, technology and market changes to mitigate and adapt to climate change. Depending on the nature, speed and focus of these changes, transition risks may pose varying levels of financial and reputational risk to organizations and, by definition, also to their investors. While transition risk is relevant across sectors, it is likely to be especially severe for carbon-intensive industries.

Opportunities: Companies that proactively plan for climate risks in business strategy may be better able to manage and support a transition to a low-carbon economy that may include increased energy costs, shifts in consumer demand, and greater regulatory requirements, while avoiding stakeholder concern and reputational risk. Businesses and projects may be able to capture cost savings associated with increased energy efficiency. Across sectors, these can present attractive opportunities for investors to participate in supporting this transition.

Natural resources

Rising populations and consumption levels are putting increased pressure on natural resources including fertile land, forests, clean air and water. Resource scarcity and ecosystem degradation pose several types of risks to businesses, while efficient use of natural resources may provide opportunities for cost savings and the introduction of new products or services. Sustainable stewardship of natural assets such as farmland and timberland safeguards long-term investments.

Risks: Companies that do not proactively manage risks related to water scarcity, biodiversity, land use, waste, and pollution may face financial impacts related to their licenses to operate, higher cost of raw materials or inputs, regulatory compliance costs, litigation from affected stakeholders (e.g., communities and landowners), and reputational risk. For example, companies in the agriculture, energy and mining sectors tend to have operations that are dependent on fragile land and ocean ecosystems and that can lead to harmful environmental pollution. Such companies need to be cognizant of how their operations affect and draw on natural resources to manage these risks.

Opportunities: Proactive strategies for improving natural resource efficiency can lead to cost savings for businesses and environmental benefits, which may better position companies with regulators, communities, customers and other stakeholders. A wide range of companies can benefit from technologies and solutions that minimize natural resources and toxic materials used, and the waste and pollutants generated, in production processes. Sustainable practices in the management of forestry, farmland and real estate can also enhance biodiversity while contributing to long-term investment success.

Recommended actions related to the environment

Company management should assess material climate-related risks and resource efficiency in operations, production processes, and supply chain management, and should publicly disclose relevant data related to both. Companies that are especially exposed to physical or transition risk should disclose the results of forward-looking climate risk scenario analysis, such as a scenario in which global average temperature rise is limited to two degrees Celsius or less above pre-industrial levels. Disclosure should capture how climate change may impact the company’s long term business outlook, strategic planning and capital allocation decisions. All companies should also consider setting targets for reducing greenhouse gas (GHG) emissions and improving resource efficiency.

Boards should guide the development of a strategic, long-term approach to addressing environmental risks and opportunities and hold management accountable for its implementation.

IV. Customers

Customers are a critical stakeholder for businesses, as they are the purchasers of the products and services that a company provides. Companies must continually innovate, ensure quality processes, and understand evolving consumer preferences to stay relevant and competitive. By providing better products and services, companies can build and maintain customer loyalty and trust while avoiding financial risks and reputational harm, which are crucial for growing the business and enhancing the

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consumer base. The point at which risks and opportunities related to customers become material to company performance varies by sector and industry.

Product responsibility

Companies can impact customers at multiple points along the product lifecycle, including production, quality assurance, marketing and sales, and end use.

Production: Products that are sourced and produced in ways that aim to minimize negative impacts on society, customers and the environment can capture emerging consumer preferences for sustainable products. Companies that actively consider more responsible sourcing methods and less resource-intensive materials may also mitigate regulatory and reputational risks.

Product Quality and Safety:

Quality Assurance: Ensuring high-quality and safe products that minimize harm to society and the environment can lower reputational risk and financial costs from recalls, write-offs, warranty payments, fines, or lost sales. Product quality and safety extends beyond tangible products to services such as electronic data capture, where new risks are emerging for industries that collect and store large amounts of personal customer information.

End Use: Even high-quality and safe products can have unintended consequences if used improperly. Promoting the responsible and safe use of products and services to safeguard communities and consumers avoids potential reputational risk and loss of consumer confidence.

Marketing and Sales: Companies that provide incomplete or misleading claims about their products and services are at greater risk of regulatory and reputational damage. Accurate and transparent disclosure can facilitate increased customer engagement opportunities.

Access and Affordability: Companies can face reputational risks and loss of consumer goodwill if perceived as engaging in discriminatory business practices with the intent or appearance of reducing access and affordability to essential goods and services.

Risks: Companies’ failure to manage the potential hazards created by their products, services and marketing claims can create long-term financial risks. Product quality issues can negatively impact brand reputation and sales if they undermine customer trust, or they can result in unanticipated costs for companies through penalties, lawsuits or fines. Companies unprepared for new or emerging regulations related to consumer well-being (e.g., ingredients, labeling or privacy) may incur unexpected costs through required reformulations, operational investments and upgrades, or new protocols to be developed and implemented.

Opportunities: Customer trust is critical for enhancing brand and growing business. Companies that demonstrate ethical behavior and diligence with regard to product manufacturing, safety, marketing, pricing and end use can avoid reputational and liability risks while strengthening their competitive position. As customers become more aware of the social and environmental impacts of their products, companies that can quickly and efficiently respond to changing consumer preferences for sustainable goods can improve their ability to take advantage of a growing consumer market. Providing access to affordable products and services for underserved markets and vulnerable communities can also capture growing market segments for new sources of revenue and increase goodwill.

Recommended actions related to customers:

Company management should strive to create a culture of safety and sustainability at all levels of the firm. Further, management should carefully analyze the potential material risks to their business related to customer impacts at each point of the product lifecycle described above, develop policies and procedures to manage any potential concerns, and disclose those policies and practices to shareholders. Companies should adopt policies designed to prevent predatory or discriminatory consumer practices.

Boards should provide appropriate oversight and accountability over management to implement those policies in a manner that upholds transparency and integrity with their customers.

V. Employees and suppliers

Successful management of human capital—defined as the skills, talent and experience of individuals who carry out work—is critical to sustainable business growth. In particular, maintaining high standards of fairness, safety and inclusiveness in the workplace and supply chain can help a company protect its reputation, increase productivity, reduce liability and gain a competitive advantage.

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Talent management

Talent management is critical to firms’ ability to execute effectively and compete successfully over the long term. Specific talent needs and risks vary by industry and company. Robust talent management practices typically comprise a range of human resource (HR) policies and practices, including recruiting, retaining and compensating workers; ensuring workforce well-being; developing workforce skills and training; safeguarding worker health and safety; and managing people and labor relations. Beyond HR policies, talent management encompasses broader elements related to engaging and developing employees for strategic and long-term alignment with corporate goals and culture.

Employee satisfaction, engagement, and professional development are important factors for cultivating optimal performance within a firm’s workforce and throughout its supply chain. Wages and other compensation are important contributors to satisfaction. In addition, investments in training, mentoring, incentives, knowledge-sharing and shared decision-making can bolster workforce quality and productivity outcomes, especially when implemented in combination. Furthermore, productivity gains have been linked to managerial approaches that foster employee engagement and motivation, such as involving frontline workers in operational decisions (e.g., problem-solving and performance enhancements) and adopting partnership-style approaches to labor relations.

Risks: Gaps in internal talent management systems or supply chain oversight can exacerbate human capital risks including safety concerns, discrimination, harassment and misconduct, which can result in litigation, fines and reputational damages. Companies that lack competitive approaches to talent management may face difficulty attracting and retaining high-quality staff. Low levels of employee engagement and negative worker sentiment can result in lowered productivity, work stoppages and failures in ethical conduct. Additionally, companies that do not monitor or audit suppliers’ talent management systems can face talent management failures, non-compliance with codes of conduct, and risks in the supply chain.

Opportunities: Proactive talent management strategies can enable companies to derive value from employees’ knowledge, innovative capacity and ability to work productively together and with technology. In addition, cost savings may result from lower employee and supplier turnover and more productive supplier relations. Positive employee perceptions also contribute to broader corporate reputation.

Health and safety

A healthy workforce is a key driver of company productivity, retention and reputation. Companies should endeavor to safeguard the health, safety and welfare of their employees and those engaged in their supply chain. This involves several aspects, including mitigation of short- and long-term occupational health and safety risks, efforts to support health and well-being, adherence to fair labor practices, enforcement of anti-harassment policies, and avoidance of forced labor and human trafficking.

Firms with complex supply chain relationships should assess and monitor labor-related health and safety risks embedded in their direct and indirect supplier relationships, in order to assure investors and stakeholders of suppliers’ compliance with code of conduct standards and respect for human rights.

Risks: Companies can face various financial, legal, regulatory, reputational and operational risks related to worker health and safety. Industries involving jobs of a physical nature that produce or manufacture goods, extractive industries, or those that involve handling of chemicals are especially exposed to health and safety risks. These companies may face financial impacts due to loss of employee productivity, production disruptions stemming from labor unrest, declining product quality, and increased spending on healthcare benefit payouts. They may also face legal liabilities, difficulty recruiting and retaining employees and suppliers, and reputational damage.

Opportunities: Companies that ensure safe working conditions and provide robust employee health and well-being programs may be better able to attract and retain talent, increase worker productivity and enhance supply chain performance.

Diversity and inclusion

The term diversity refers to the broad set of differences in skills, experiences, views and demographics associated with individuals in the workforce. Inclusion refers to actions intended to foster a work environment where differences among individuals are valued and effectively employed to achieve good business outcomes. Diversity and inclusion are fundamental elements of corporate culture that can be enhanced through talent recruitment and development programs, and policies and procedures that embed diversity and promote inclusion in corporate culture. For example, companies can demonstrate

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commitment to inclusive approaches through benefits and programs such as paid parental leave and flexible workplace policies.

As companies grapple with competition for talent in increasingly diverse domestic and global labor markets, effective management of diverse talent pipelines and an inclusive corporate culture have been linked to significant benefits that can drive competitive advantage. Research has shown that firms that demonstrate racial, ethnic or gender diversity in management ranks are associated with higher likelihood of financial outperformance over time. In order to reap the rewards of talent diversity, firms and boards should strive to foster a work environment that promotes personal safety, mutual respect, and substantive inclusion of diverse individuals in growth or leadership opportunities aligned with business objectives.

Additionally, firms have an opportunity to generate a range of added-value benefits by engaging diverse suppliers. As with managing diversity directly in their own workforce, companies that apply intentional objectives and track key indicators regarding supplier diversity are likely to generate greater returns on such investments.

Risks: Unconscious biases or acts of discrimination based on demographic and other personal characteristics such as race or gender can undermine the ability of diverse talent to contribute productively, and potentially lead to high turnover rates among diverse employees and suppliers. Systemic discrimination or harassment among workers can pose a threat to a firm’s reputation and increase the risk of labor disputes, litigation and regulatory enforcement actions.

Opportunities: Promoting diversity and inclusion among employees and suppliers can help companies improve decision making, attract and retain a talented and diverse workforce and compete more effectively. Firms that foster a diverse talent pipeline at all levels of the workforce, including among executives, senior management, and recruitment pools, tend to be well positioned to generate high-performing teams and an attractive corporate culture. Teams that embody a diverse range of backgrounds, skills and views can also fuel innovation and more effective problem-solving. Potential benefits related to a diverse supplier base include multiple procurement channels (which increase contingencies and competition), positive community relations, and market expansion through exposure to wider and more diverse business networks.

Recommended actions related to employees and suppliers:

Company management should develop and implement policies designed both to mitigate and adapt to challenges in regards to human capital management.

We encourage the establishment of global labor policies based upon internationally recognized standards. Management should also establish policies or strategies to promote talent development and foster diversity and inclusion among employees and suppliers, as well as disclose relevant outcomes.

Companies should be aware of any potential failures to provide equal opportunities and develop policies and initiatives to address any concerns (for example, by conducting pay equity risk assessments to spot potential biases in wage rates). Companies should reference gender identity and sexual orientation in corporate nondiscrimination policies, even when not specifically required by law.

Companies with complex supply chains—especially those operating in industries or regions with high risk for violations of decent workplace standards—should explain efforts and outcomes related to supply chain oversight, monitoring and risk mitigation.

Boards should provide oversight of, and independent perspective on, the quality of management performance, compensation and succession planning, the overall talent pipeline and recruitment strategies, and other qualitative and quantitative performance characteristics associated with the company’s talent management strategies. Furthermore, boards should monitor risks associated with wage strategies employed at varying levels, the behaviors they aim to incentivize, and their impacts, especially those tied to workforce sustainability and long-term financial results.

Boards and management should each foster a culture of inclusiveness and acceptance of differences at all levels of the corporation. We encourage boards to foster diversity within the talent pipeline for management succession, as well as within their own board refreshment practices.

VI. Communities

Companies are increasingly scrutinized for their potential impacts on the communities in which they operate. While governments have a duty to protect human rights, businesses are increasingly recognized as having a role in ensuring they are neither undermining those rights nor otherwise

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contributing to harm in communities affected by their direct and indirect operations. Beyond avoiding harm, companies may also have opportunities to advance human rights and other benefits for communities by meeting basic needs for goods, services and livelihoods, which can in turn build goodwill, improve customer loyalty and enhance market share.

Risks: Failure to mitigate or address adverse impacts caused by company operations, products and services or business relationships, including perceived or indirect violations, could lead to operational, legal, reputational and financial threats and could weaken a company’s social license to operate.

Impacts on specific human rights (such as the right to water, health, personal security, freedom of expression and indigenous rights) vary depending on context, industry or size of the company. It is important for companies to conduct ongoing due diligence, and to remediate negative impacts when they arise. Certain contexts require companies to heighten their focus and responsibility:

Operations in certain sectors (e.g., extractives) and in communities where land or natural resource rights are obscure or obsolete may face increased threats to their license to operate, regulatory enforcement actions, or litigation by public and private entities if they fail to adequately engage with affected stakeholders.

In contexts of conflict, there is greater risk of direct or indirect complicity in crimes against humanity or genocide, which constitute gross violations of international human rights law.

In addition to monitoring direct impacts, companies should also consider the potential indirect impacts of their business operations. For example, significant public health impacts may result from company operations (such as toxic emissions), or products (such as addictive substances or defective products), which could lead to penalties, legal liability, diminished reputation or disruptions to company operations and long-term growth.

Opportunities: Companies can have positive impacts on the communities in which they operate by contributing to the fulfillment of basic needs and rights. While activities to support communities should not replace or offset the failure to mitigate adverse impacts, they can strengthen business relationships and trust with stakeholders within a community. Examples of such activities include public advocacy of human rights and innovative product and service provision in markets that lack access to basic amenities.

Firms that consult with key community stakeholders—including civil society and local community groups—on their environmental and social risk management activities demonstrate willingness to understand and collaborate with communities they affect. By building trust with community stakeholders, a company can reinforce its social license to operate and create new opportunities, such as improved sourcing of talent and inputs, reputational benefits and customer loyalty.

Recommended actions related to communities:

Company management should develop a robust and transparent human rights due diligence framework that allows for continuous assessment to prevent and mitigate negative impacts. This framework should include applicable policies (or codes of conduct) and monitoring procedures to ensure compliance by employees and business partners. The framework should be developed and refined on an ongoing basis through meaningful dialogue and consultation with business partners, external experts and affected stakeholders to ensure existing and new risks are mitigated and addressed. Companies engaging in resource use impacting indigenous communities should strive to align with internationally recognized standards for corporate human rights performance. When rights violations occur, companies should be prepared to address and remediate.

Boards should approve and oversee companies’ human rights policies and management implementation frameworks. Management of human rights risks and opportunities should be addressed at board meetings. Boards should also account for the company’s commitment to respecting human rights and the effectiveness of its risk frameworks through its oversight and management disclosures.

Proxy voting guidelines

I. Introduction

The policy applies to TIAA’s General Account and the TIAA-CREF Fund Complex.

Our voting practices are guided by our mission and obligations to our participants and shareholders. As indicated in this Policy Statement, we monitor portfolio companies’ environmental, social

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and governance (ESG) practices to ensure that boards consider these factors in the context of their strategic deliberations.

The following guidelines are intended to assist portfolio companies, participants and shareholders and other stakeholders in understanding how we are likely to vote on various issues. The list is not exhaustive and does not necessarily represent how we will vote on any particular proposal. We vote proxies in accordance with what we believe is in the best interest of our participants and shareholders. In making those decisions, we take into account many factors, including input from our investment teams and third-party research. We consider specific company context, including ESG practices and financial performance. It is our belief that a one-size-fits-all approach to proxy voting is not appropriate.

Our proxy voting decisions with respect to shareholder resolutions may be influenced by several additional factors: (i) whether the shareholder resolution process is the appropriate means of addressing the issue; (ii) whether the resolution promotes best ESG practices and is related to economic performance and shareholder value; and (iii) whether the information and actions recommended by the resolution are reasonable and practical.

Voting decisions for other clients of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC will also be undertaken using these proxy voting guidelines unless other proxy voting arrangements have been made on behalf of a client.

II. Accountability and transparency

A. Board of directors

Elect directors

General Policy: We generally vote in favor of the board’s nominees but will consider withholding or voting against some or all directors in the following circumstances:

When we conclude that the actions of directors are unlawful, unethical, negligent, or do not meet fiduciary standards of care and loyalty, or are otherwise not in the best interest of shareholders. Such actions would include:

Egregious compensation practices

Lack of responsiveness to a failed vote

Unequal treatment of shareholders

Adoption of inappropriate antitakeover devices

When a director has consistently failed to attend board and committee meetings without an appropriate rationale being provided

Independence

When board independence is not in line with local market regulations or best practices

When a member of executive management sits on a key board committee that should be composed of only independent directors

When directors have failed to disclose, resolve or eliminate conflicts of interest that affect their decisions

Board Refreshment

When there is insufficient diversity on the board and the company has not demonstrated its commitment to adding diverse candidates

When we determine that director tenure is excessive and there has been no recent board refreshment

Contested elections

General Policy: We will support the candidates we believe will best represent the interests of long-term shareholders.

Majority vote for the election of directors

General Policy: We generally support shareholder resolutions asking that companies amend their governance documents to provide for director election by majority vote.

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Establish specific board committees

General Policy: We generally vote against shareholder resolutions asking the company to establish specific board committees unless we believe specific circumstances dictate otherwise.

Annual election of directors

General Policy: We generally support shareholder resolutions asking that each member of the board of a publicly traded operating company stand for re-election annually.

Cumulative voting

General Policy: We generally do not support proposals asking that shareholders be allowed to cumulate votes in director elections, as this practice may encourage the election of special interest directors.

Separation of Chairman and Chief Executive Officer

General Policy: We will consider supporting shareholder resolutions asking that the roles of chairman and CEO be separated when we believe the company’s board structure and operation has insufficient features of independent board leadership, such as the lack of a lead independent director. In addition, we may also support resolutions on a case-by-case basis where we believe, in practice, that there is not a bona-fide lead independent director acting with robust responsibilities or the company’s ESG practices or business performance suggest a material deficiency in independent influence into the company’s strategy and oversight.

B. Shareholder rights

Proxy access

General Policy: We will consider on a case‐by‐case basis shareholder proposals asking that the company implement a form of proxy access. In making our voting decision, we will consider several factors, including, but not limited to: current performance of the company, minimum filing thresholds, holding periods, number of director nominees that can be elected, existing governance issues and board/management responsiveness to material shareholder concerns.

Ratification of auditor

General Policy: We will generally support the board’s choice of auditor and believe that the auditor should be elected annually. However, we will consider voting against the ratification of an audit firm where non-audit fees are excessive, where the firm has been involved in conflict of interest or fraudulent activities in connection with the company’s audit, where there has been a material restatement of financials or where the auditor’s independence is questionable.

Supermajority vote requirements

General Policy: We will generally support shareholder resolutions asking for the elimination of supermajority vote requirements.

Dual-class common stock and unequal voting rights

General Policy: We will generally support shareholder resolutions asking for the elimination of dual classes of common stock or other forms of equity with unequal voting rights or special privileges.

Right to call a special meeting

General Policy: We will generally support shareholder resolutions asking for the right to call a special meeting. However, we believe a 25% ownership level is reasonable and generally would not be supportive of proposals to lower the threshold if it is already at that level.

Right to act by written consent

General Policy: We will consider on a case-by-case basis shareholder resolutions requesting the right to act by written consent.

Antitakeover devices (poison pills)

General Policy: We will consider on a case-by-case basis proposals relating to the adoption or rescission of antitakeover devices with attention to the following criteria:

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Whether the company has demonstrated a need for antitakeover protection

Whether the provisions of the device are in line with generally accepted governance principles

Whether the company has submitted the device for shareholder approval

Whether the proposal arises in the context of a takeover bid or contest for control

We will generally support shareholder resolutions asking to rescind or put to a shareholder vote antitakeover devices that were adopted without shareholder approval.

Reincorporation

General Policy: We will evaluate on a case-by-case basis proposals for reincorporation taking into account the intention of the proposal, established laws of the new domicile and jurisprudence of the target domicile. We will not support the proposal if we believe the intention is to take advantage of laws or judicial interpretations that provide antitakeover protection or otherwise reduce shareholder rights.

Corporate Political Influence

General Policies:

We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s direct political contributions, including board oversight procedures.

We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s charitable contributions and other philanthropic activities.

We may consider not supporting shareholder resolutions that appear to promote a political agenda that is contrary to the mission or values of TIAA or the long-term health of the corporation.

We will evaluate on a case-by-case basis shareholder resolutions seeking disclosure of a company’s lobbying expenditures.

C. Compensation issues

Advisory votes on executive compensation (say on pay)

General Policy: We will consider on a case-by-case basis the advisory vote on executive compensation (say on pay). We expect well-designed plans that clearly demonstrate the alignment between pay and performance, and we encourage companies to be responsive to low levels of support by engaging with shareholders. We also prefer that companies offer an annual non-binding vote on executive compensation. In absence of an annual vote, companies should clearly articulate the rationale behind offering the vote less frequently.

We generally note the following red flags when evaluating executive compensation plans:

Undisclosed or Inadequate Performance Metrics: We believe that performance goals for compensation plans should be disclosed meaningfully. Performance hurdles should not be too easily attainable. Disclosure of these metrics should enable shareholders to assess whether the plan will drive long-term value creation.

Excessive Equity Grants: We will examine a company’s past grants to determine the rate at which shares are being issued. We will also seek to ensure that equity is being offered to more than just the top executives at the company. A pattern of excessive grants can indicate failure by the board to properly monitor executive compensation and its costs.

Lack of Minimum Vesting Requirements: We believe that companies should establish minimum vesting guidelines for senior executives who receive stock grants. Vesting requirements help influence executives to focus on maximizing the company’s long-term performance rather than managing for short-term gain.

Misalignment of Interests: We support equity ownership requirements for senior executives and directors to align their interests with those of shareholders.

Special Award Grants: We will generally not support mega-grants. A company’s history of such excessive grant practices may prompt us to vote against the stock plans and the directors who approve them. Mega-grants include equity grants that are excessive in relation to other forms of compensation or to the compensation of other employees and grants that transfer disproportionate value to senior executives without relation to their performance. We

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also expect companies to provide a rationale for any other one-time awards such as a guaranteed bonus or a retention award.

Excess Discretion: We will generally not support plans where significant terms of awards—such as coverage, option price, or type of awards—are unspecified, or where the board has too much discretion to override minimum vesting or performance requirements.

Lack of Clawback Policy: We believe companies should establish clawback policies that permit recoupment from any senior executive who received compensation as a result of defective financial reporting, or whose behavior caused financial harm to shareholders or reputational risk to the company.

Equity-based compensation plans

General Policy: We will review equity-based compensation plans on a case-by-case basis, giving closer scrutiny to companies where plans include features that are not performance-based or where potential dilution or burn rate total is excessive. As a practical matter, we recognize that more dilutive broad-based plans may be appropriate for human-capital intensive industries and for small- or mid-capitalization firms and start-up companies.

We generally note the following red flags when evaluating equity incentive plans:

Evergreen Features: We will generally not support option plans that contain evergreen features, which reserve a specified percentage of outstanding shares for award each year and lack a termination date.

Reload Options: We will generally not support reload options that are automatically replaced at market price following exercise of initial grants.

Repricing Options: We will generally not support plans that authorize repricing. However, we will consider on a case-by-case basis management proposals seeking shareholder approval to reprice options. We are likely to vote in favor of repricing in cases where the company excludes named executive officers and board members and ties the repricing to a significant reduction in the number of options.

Undisclosed or Inappropriate Option Pricing: We will generally not support plans that fail to specify exercise prices or that establish exercise prices below fair market value on the date of grant.

Golden parachutes

General Policy: We will vote on a case-by-case basis on golden parachute proposals, taking into account the structure of the agreement and the circumstances of the situation. However, we would prefer to see a double trigger on all change-of-control agreements and no excise tax gross-up.

Shareholder resolutions on executive compensation

General Policy: We will consider on a case-by-case basis shareholder resolutions related to specific compensation practices. Generally, we believe specific practices are the purview of the board.

III. Guidelines for ESG shareholder resolutions

We generally support shareholder resolutions seeking reasonable disclosure of the environmental or social impact of a company’s policies, operations or products. We believe that a company’s management and directors should determine the strategic impact of environmental and social issues and disclose how they are dealing with these issues to mitigate risk.

A. Environmental issues

Global climate change

General Policy: We will generally support reasonable shareholder resolutions seeking disclosure of greenhouse gas emissions, the impact of climate change on a company’s business activities and products and strategies designed to reduce the company’s long-term impact on the global climate.

Use of natural resources

General Policy: We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s use of natural resources, the impact on its business of declining resources and its plans to improve the efficiency of its use of natural resources.

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Impact on ecosystems

General Policy: We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s initiatives to reduce any harmful impacts or other hazards to local, regional or global ecosystems that result from its operations or activities.

Animal welfare

General Policy: We will generally support reasonable shareholder resolutions asking for reports on the company’s impact on animal welfare.

B. Issues related to customers

Product responsibility

General Policy: We will generally support reasonable shareholder resolutions seeking disclosure relating to the quality, safety and impact of a company’s goods and services on the customers and communities it serves.

Predatory lending

General Policy: We will generally support reasonable shareholder resolutions asking companies for disclosure about the impact of lending activities on borrowers and about policies designed to prevent predatory lending practices.

C. Issues related to employees and suppliers

Diversity and nondiscrimination

General Policies:

We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s nondiscrimination policies and practices, or seeking to implement such policies, including equal employment opportunity standards.

We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s workforce, board diversity, and gender pay equity policies and practices.

Global labor standards

General Policy: We will generally support reasonable shareholder resolutions seeking a review of a company’s labor standards and enforcement practices, as well as the establishment of global labor policies based upon internationally recognized standards.

D. Issues related to communities

Corporate response to global health risks

General Policy: We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to significant public health impacts resulting from company operations and products, as well as the impact of global health pandemics on the company’s operations and long-term growth.

Global human rights codes of conduct

General Policy: We will generally support reasonable shareholder resolutions seeking a review of a company’s human rights standards and the establishment of global human rights policies, especially regarding company operations in conflict zones or areas of weak governance.

Disclosures

Mutual fund investing involves risk; principal loss is possible. There is no guarantee a Fund’s investment objectives will be achieved.

Before investing, carefully consider fund investment objectives, risks, charges and expenses. For this and other information that should be read carefully, please request a prospectus or summary prospectus from your financial advisor or Nuveen at 800-257-8787.

The investment advisory services, strategies and expertise of TIAA Investments, a division of Nuveen, are provided by Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC. Nuveen Securities, LLC, member FINRA and SIPC.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided

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does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

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NAI-NSESG-0222D

February 28, 2022

	Listing Exchange	Ticker Symbol
Nuveen ESG International Developed Markets Equity ETF	Cboe BZX Exchange, Inc.	NUDM
Nuveen ESG Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.	NUEM

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to, and should be read in conjunction with, the prospectus dated February 28, 2022, for the Nuveen ESG International Developed Markets Equity ETF and Nuveen ESG Emerging Markets Equity ETF (each, a “Fund” and, collectively, the “Funds”), each a series of Nushares ETF Trust (the “Trust”), as such prospectus may be revised from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A Prospectus may be obtained without charge from the Funds by visiting the Funds’ website at www.nuveen.com/etf, or by calling (888) 290-9881.

The Funds’ audited financial statements for the most recent fiscal year are incorporated in this SAI by reference to the Fund’s most recent Annual Report to Shareholders. You may obtain a copy of a Fund’s Annual Report at no charge by request to the Fund by visiting the website or calling the phone number noted above.

GENERAL INFORMATION

Each Fund is a diversified series of the Trust, an open-end management investment company organized as a Massachusetts business trust on February 20, 2015. Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Each Fund is an exchange-traded fund (“ETF”) within the Nuveen family of ETFs (the “Nuveen ETFs”). The investment objective of each Fund is to track the investment results, before fees and expenses, of its underlying index (each, an “Index” and, collectively, the “Indexes”). Each Fund’s investment adviser is Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors” or the “Adviser”). Each Fund’s sub-adviser is Teachers Advisors, LLC (“TAL” or the “Sub-Adviser”). The Adviser has agreed to pay all organizational and offering expenses of the Trust.

Each Fund issues and redeems shares at its net asset value per share (“NAV”) only in large block aggregations of a specified number of shares (“Creation Units”). Only certain institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”) may purchase and redeem shares directly from the Funds at NAV. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. See “Purchase and Redemption of Creation Units” later in this SAI for more information.

Each Fund's shares are listed for trading on the Cboe BZX Exchange, Inc., a national securities exchange (the “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange. The shares trade on the Listing Exchange at market prices that may differ from the shares’ NAVs.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund invests its assets, and otherwise conducts its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain eligibility for such treatment.

GENERAL RISKS

An investment in the Funds should be made with an understanding that the value of the Funds’ portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. The Funds may not outperform other investment strategies over short- or long-term market cycles and the Funds may decline in value. The Funds’ shares may trade above or below their NAV. An investor in the Funds could lose money over short or long periods of time. The price of the securities and other investments held by the Funds and thus the value of the Funds’ portfolios are expected to fluctuate in accordance with general economic conditions, interest rates, political events, and other factors.

Investor perceptions may also impact the value of each Fund’s investments and the value of an investment in each Fund’s shares. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic, public health or banking crises. Issuer-specific conditions may also affect the value of a Fund’s investments. The financial condition of an issuer of a security or counterparty to a contract may cause it to default or become unable to pay interest or principal due on the security or contract. The Funds cannot collect interest and principal payments if the issuer or counterparty defaults. Accordingly, the value of an investment in a Fund may change in response to issuer or counterparty defaults and changes in the credit ratings of a Fund’s portfolio securities.

Although the Funds attempt to invest in liquid securities and instruments, there can be no guarantee that a liquid market for such securities and instruments will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

CONTINUOUS OFFERING

The method by which Creation Units are created and Fund shares are subsequently traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if, after placing an order for Creation Units with Nuveen Securities, LLC (“Nuveen Securities” or the “Distributor”), the broker-dealer or its client breaks them down into constituent shares and sells such shares directly to customers, or if the broker-dealer or its client chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “1940 Act”). Firms that incur a prospectus-delivery obligation with respect to shares of a Fund are reminded that pursuant to Rule 153 under the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the Fund’s Prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

INVESTMENT RESTRICTIONS

In addition to the investment objectives and policies set forth in the Prospectus and under “Investment Policies and Techniques” below, each Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in numbers (1) through (7) below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

A Fund may not:

(1) Concentrate its investments in a particular industry, as the term “concentrate” is used in the 1940 Act, except as may be necessary to approximate the composition of its Index.

(2) Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

(3) With respect to 75% of its total assets, purchase securities of an issuer (other than (i) securities issued by other investment companies, (ii) securities issued by the U.S. government, its agencies, instrumentalities or authorities, or (iii) repurchase agreements fully collateralized by U.S. government securities) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(4) Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments; but this restriction shall not prohibit the Fund from investing in options on commodity indices, commodity futures contracts and options thereon, commodity-related swap agreements, other commodity-related derivative instruments, and investment companies that provide exposure to commodities.

(5) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments; but this restriction shall not prevent the Fund from purchasing or selling securities or other instruments backed by real estate or interests therein or of issuers engaged in real estate activities.

(6) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.

(7) Make loans, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

Except with respect to the limitation set forth in number (2) above, the foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

For purposes of applying the limitation set forth in number (1) above, according to the current interpretation by the Securities and Exchange Commission (the “SEC”), a Fund would be concentrated in an industry if 25% or more of its net assets, based on current market value at the time of purchase, were invested in that industry. To the extent a Fund invests in other investment companies, it will consider the investments of the underlying investment companies when determining compliance with the limitation set forth in number (1) above, to the extent the Fund has sufficient information about such investments. For purposes of this limitation, issuers of the following securities will not be considered to be members of any industry: securities of the U.S. government and its agencies or instrumentalities; except as set forth in the following sentence, securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. To the extent that the income from a municipal bond is derived principally from a specific project or backed principally from the assets and revenue of a non-governmental user, the securities will be deemed to be from the industry of that project or user.

Each foreign government will be considered to be a member of a separate industry.

For purposes of applying the limitations set forth in number (2) above, under the 1940 Act as currently in effect, a Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of a Fund’s total assets is at least 300% of the principal amount of all of a Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of a Fund’s total assets). In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three calendar days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.

For purposes of applying the limitations set forth in number (7) above, there are no limitations with respect to unsecured loans made by a Fund to an unaffiliated party. However, if a Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), a Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Funds’ Board of Trustees (the “Board”) without a shareholder vote.

A Fund may not:

(1) Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

(2) Invest directly in futures, options on futures and swaps to the extent that the Adviser would be required to register with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator. See “Investment Policies and Techniques—Derivatives—Limitations on the Use of CFTC-Regulated Futures, Options on Futures and Swaps.”

Each Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the “Name Policy”) whereby the Fund, under normal market conditions, will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of its Index. As a result, each of these Funds must provide shareholders with a notice, meeting the requirements of Rule 35d-1(c), at least 60 days prior to any change of its Name Policy. For purposes of the Name Policy, each Fund may consider both direct investments and indirect investments (e.g., investments in other investment companies, derivatives and synthetic instruments with economic characteristics similar to the direct investments that meet the Name Policy) when determining compliance with the Name Policy. For purposes of the Name Policy, the Funds will value eligible derivatives at fair value or market value instead of notional value. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Funds’ investment objectives, principal investment strategies, policies and techniques that appears in the Prospectus for the Funds. Additional information concerning principal investment strategies of the Funds, and other investment strategies that may be used by the Funds, are set forth below in alphabetical order.

If a percentage limitation on investments by a Fund stated in this SAI or the Prospectus is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. In connection with the Fund’s investment restrictions, any reference in this SAI or the Prospectus to a specific rating encompasses all gradations of that rating (e.g., if this SAI or the Prospectus states that a fund may invest in securities rated as low as B, the fund may invest in securities rated B-).

References in this section to the Adviser also apply, to the extent applicable, to the Sub-Adviser of the Funds.

Asset Coverage Requirements

Consistent with SEC staff guidance, a Fund will only engage in transactions that expose it to an obligation to another party if it owns either (a) an offsetting position for the same type of financial asset or (b) cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (a). Examples of transactions governed by these asset coverage requirements include, for example, options written by the Fund, futures contracts and options on futures contracts, forward currency contracts, swaps, and when-issued and delayed delivery transactions. Assets used as offsetting positions, designated on the Fund’s books, or held in a segregated account cannot be sold while the positions requiring cover are open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

In the case of futures contracts or forward contracts that are not contractually required to cash settle, a Fund must set aside or earmark liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, a Fund is permitted to set aside or earmark liquid assets or enter into an offsetting position in an amount equal to the Fund’s daily mark-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside or earmarking assets equal to only its net obligations under cash-settled futures contracts or forward contracts, a Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

The SEC recently adopted new Rule 18f-4 under the 1940 Act, which imposes limits on the amount of derivatives a Fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act, among other requirements. The Funds will comply with the new rule’s asset segregation framework and other requirements upon the SEC’s compliance date in 2022.

The Funds reserve the right to modify their policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff, such as the SEC’s recently adopted Rule 18f-4, regarding asset segregation.

Borrowing Money

Each Fund may borrow money from a bank as permitted by the 1940 Act, or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund, but only for temporary or emergency purposes. Each Fund may also invest in reverse repurchase agreements, which are considered borrowings under the 1940 Act. Although the 1940 Act presently allows each Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets), and there is no limit on the percentage of Fund assets that can be used in connection with reverse repurchase agreements, under normal circumstances any borrowings by a Fund will not exceed 10% of the Fund’s total assets.

Cash Equivalents and Short-Term Investments

Each Fund may hold assets in cash or cash equivalents, money market funds and short-term taxable fixed income securities in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. Each Fund may only invest in short-term taxable fixed income securities with a maturity of one year or less and whose issuers have a long-term rating of at least A- or higher by Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), A3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or A- or higher by Fitch, Inc. (“Fitch”). Short-term taxable fixed income securities are defined to include, without limitation, the following:

(1) U.S. Government Securities. Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. In addition, each Fund may invest in sovereign debt obligations of non-U.S. countries. U.S. Treasury obligations include separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are transferable through the Federal book-entry system. STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations.

(2) Certificates of Deposit. Each Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid investments and be subject to the Fund’s 15% restriction on investments in illiquid investments. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by a Fund may not be fully insured.

(3) Bankers’ Acceptances. Each Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) Repurchase Agreements. Each Fund may invest in repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to certain obligations. Collateral may consist of any fixed income security which is an eligible investment for the Fund. The Fund’s custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(5) Bank Time Deposits. Each Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(6) Commercial Paper. Each Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. A Fund may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor’s, Fitch or Moody’s, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization.

(7) Eurodollar and Yankee Instruments. Each Fund may invest in Eurodollar certificates of deposit issued by foreign branches of U.S. or foreign banks; Eurodollar time deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States. In each instance, a Fund may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.

(8) Money Market Funds and Short-Term Debt Funds. Each Fund may invest in money market funds. A Fund will bear its proportionate share of the money market fund’s fees and expenses (see “Other Investment Companies and Other Pooled Investment Vehicles” below). A Fund may hold securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less.

(9) Variable Amount Master Demand Notes. Each Fund may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Derivatives

Subject to the limitations set forth below under “Limitations on the Use of CFTC-Regulated Futures, Options on Futures and Swaps,” each Fund may use derivative instruments as described below. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, loans, commodities, interest rates, currency exchange rates, and various domestic and foreign indices.

A Fund may use derivatives for a variety of reasons, including as a substitute for investing directly in securities, as part of a hedging strategy (that is, for the purpose of reducing risk to the Fund), or for other purposes related to the management of the Fund. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on a Fund’s performance.

While transactions in some derivatives may be effected on established exchanges, many other derivatives are privately negotiated and entered into in the over-the-counter (“OTC”) market with a single counterparty. When exchange-traded derivatives are purchased and sold, a clearing agency associated with the exchange stands between each buyer and seller and effectively guarantees performance of each contract, either on a limited basis through a guaranty fund or to the full extent of the clearing agency’s balance sheet. Transactions in OTC derivatives not subject to a clearing requirement have no such protection. Each party to an uncleared OTC derivative bears the risk that its direct counterparty will default. In addition, OTC derivatives are generally less liquid than exchange-traded derivatives because they often can only be closed out with the other party to the transaction.

The use of derivative instruments is subject to applicable regulations of the SEC, the CFTC, various state regulatory authorities and, with respect to exchange-traded derivatives, the several exchanges upon which they are traded. As discussed above under “Asset Coverage Requirements,” in order to engage in certain transactions in derivatives, a Fund may be required to hold offsetting positions or to hold cash or liquid securities in a segregated account or designated on the Fund’s books. In addition, a Fund’s ability to use derivative instruments may be limited by tax considerations.

The particular derivative instruments a Fund can use are described below. A Fund’s portfolio managers may decide not to employ some or all of these instruments, and there is no assurance that any derivatives strategy used by a Fund will succeed. A Fund may employ new derivative instruments and strategies when they are developed, if those investment methods are consistent with the Fund’s investment objective and are permissible under applicable regulations governing the Fund.

Options Transactions

Each Fund may purchase put and call options on specific securities (including groups or “baskets” of specific securities), stock indices, and/or foreign currencies. In addition, a Fund may write put and call options on such financial instruments.

Options on Securities. Each Fund may purchase put and call options on securities. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the “exercise price”) at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the “premium” paid by the purchaser for the right to sell or buy.

A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Fund may purchase call options to protect against an increase in the price of securities that a Fund anticipates purchasing in the future, a practice sometimes referred to as “anticipatory hedging.” The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

Options on Interest Rates and Indices. Each Fund may purchase put and call options on interest rates and bond indices. An option on interest rates or on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the underlying interest rate or index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the exercise-settlement value of the interest rate option or the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the “multiplier”). The writer of the option is obligated, for the premium received, to make delivery of this amount. Settlements for interest rate and index options are always in cash.

Options on Currencies. Each Fund may purchase put and call options on foreign currencies. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect the Fund against an adverse movement in the value of a foreign currency, it would limit the gain which might result from a favorable movement in the value of the currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if a Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

Writing Options. The Funds may write (sell) put and call options. These transactions would be undertaken principally to produce additional income. A Fund receives a premium from writing options which it retains whether or not the option is exercised. The Funds may write straddles consisting of a combination of a call and a put written on the same underlying instrument.

A Fund will write a call option on a security only if (a) the Fund owns the security underlying the call, (b) the Fund has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other liquid assets in such amount are segregated), or (c) the Fund holds a call on the same security where the exercise price of the call is (i)

equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets.

A Fund will write a call option on a basket of securities, an index or currency only if (a) the Fund segregates liquid assets in an amount equal to the contract value of the index, basket or currency, or (b) the Fund holds a call on the same index, basket or currency as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets.

A Fund will write a put option on a security, basket of securities, index or currency only if (a) the Fund segregates liquid assets equal to the exercise price or (b) the Fund holds a put on the same security, basket of securities, index or currency as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets.

When a Fund writes a straddle, sufficient assets will be segregated to meet the Fund’s immediate obligations. A Fund may segregate the same liquid assets for both the call and put options in a straddle where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Expiration or Exercise of Options. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, currency or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

The Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, currency or index in relation to the exercise price of the option, the volatility of the underlying security, currency or index, and the time remaining until the expiration date.

Futures

Each Fund may engage in futures transactions. A Fund may buy and sell futures contracts that relate to (1) interest rates, (2) foreign currencies, (3) debt securities, and (4) bond indices. A Fund may only enter into futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.

A futures contract is an agreement between two parties to buy and sell a security, interest rate or currency (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract. Other futures contracts, such as futures contracts on interest rates and indices, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. These contracts also may be settled by entering into an offsetting futures contract.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with its futures broker (also known as a futures commission merchant (“FCM”)) an amount of cash or securities equal to a specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, FCMs may establish margin deposit requirements that are higher than the exchange minimums. Cash held as margin is generally invested by the FCM in high-quality instruments permitted under CFTC regulations, with returns retained by the FCM and interest paid to the Fund on the cash at an agreed-upon rate. A Fund will also receive any interest paid from coupon-bearing securities, such as Treasury securities, held in margin accounts. Subsequent payments to and from the FCM, called variation margin, will be made on a daily basis as the price of the underlying financial instrument fluctuates, making the futures contract more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by a Fund as unrealized gains or losses. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a gain or loss. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to the return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures transactions also involve brokerage costs.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Forward Currency Contracts and other Foreign Currency Transactions

Each Fund may enter into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward currency contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange. Because forward contracts are not traded on an exchange, a Fund is subject to the credit and performance risk of the counterparties to such contracts.

Swap Transactions

Each Fund may enter into interest rate, total return, and credit default swap agreements.

The Funds may enter into swap transactions for any purpose consistent with its investment objectives and strategies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, to reduce risk arising from the ownership of a particular instrument, or to gain exposure to certain securities, reference rates, sectors or markets.

Swap agreements are two party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined asset, reference rate or index. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a basket of securities representing a particular index. The notional amount of the swap agreement generally is only used as a basis upon which to calculate the obligations that the parties to the swap agreement have agreed to exchange. A Fund’s current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the Fund) and the Fund will segregate assets determined to be liquid by the Sub-Adviser for any accrued but unpaid net amounts owed to a swap counterparty. See “Asset Coverage Requirements” above.

Interest Rate Swaps. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met. Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely.

Total Return Swaps. In a total return swap, one party agrees to pay the other the “total return” of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with bonds and defined baskets of loans and mortgages. A Fund might enter into a total return swap involving an underlying index or basket of securities to create exposure to a potentially widely-diversified range of securities in a single trade. An index total return swap can be used by the portfolio managers to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.

Credit Default Swaps. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. A Fund may enter into credit default swap agreements either as a buyer or a seller. The Fund may buy protection to attempt to mitigate the risk of default or credit quality deterioration in one or more of its individual holdings or in a segment of the fixed income securities market to which it has exposure, or to take a “short” position in individual bonds or market segments which it does not own. The Fund may sell protection in an attempt to gain exposure to the credit quality characteristics of particular bonds or market segments without investing directly in those bonds or market segments.

As the buyer of protection in a credit default swap, the Fund will pay a premium (by means of an upfront payment or a periodic stream of payments over the term of the agreement) in return for the right to deliver a referenced bond or group of bonds to the protection seller and receive the full notional or par value (or other agreed upon value) upon a default (or similar event) by the issuer(s) of the underlying referenced obligation(s). If no default occurs, the protection seller would keep the stream of payments and would have no further obligation to the Fund. Thus, the cost to the Fund would be the premium paid with respect to the agreement. If a credit event occurs, however, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. The Fund bears the risk that the protection seller may fail to satisfy its payment obligations.

If a Fund is a seller of protection in a credit default swap and no credit event occurs, the Fund would generally receive an up-front payment or a periodic stream of payments over the term of the swap. If a credit event occurs, however, generally the Fund would have to pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As the protection seller, the Fund effectively adds economic leverage to its portfolio because, in addition to being subject to investment exposure on its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. Thus, the Fund bears the same risk as it would by buying the reference obligations directly, plus the additional risks related to obtaining investment exposure through a derivative instrument discussed below under “Risks Associated with Swap Transactions.”

Swap Options. A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. A Fund may write (sell) and purchase put and call swap options. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swap option than when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Risks Associated with Swap Transactions. The use of swap transactions is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Sub-Adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. As the protection seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to being subject to investment exposure on its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The Fund may only close out a swap or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. In addition, the price at which the Fund may close out such a two party contract may not correlate with the price change in the underlying reference asset. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. It also is possible that developments in the derivatives market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap or other agreements or to realize amounts to be received under such agreements.

Caps, Collars and Floors

Each Fund may enter into interest rate caps, floors, and collars. Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar involves selling a cap and purchasing a floor or vice versa to protect a Fund against interest rate movements exceeding given minimum or maximum levels.

Limitations on the Use of CFTC-Regulated Futures, Options on Futures and Swaps

Each Fund will limit its direct investments in CFTC-regulated futures, options on futures and swaps (“CFTC Derivatives”) to the extent necessary for the Adviser to claim the exclusion from regulation as a commodity pool operator with respect to each of the Funds under CFTC Rule 4.5, as such rule may be amended from time to time. Under Rule 4.5 as currently in effect, each Fund will limit its trading activity in CFTC Derivatives (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests:

• Aggregate initial margin and premiums required to establish its positions in CFTC Derivatives do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or

• Aggregate net notional value of its positions in CFTC Derivatives does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions.

With respect to each Fund, the Adviser has filed a notice of eligibility for exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act and therefore is not subject to registration or regulation as a commodity pool operator thereunder.

The requirements for qualification as a regulated investment company may also limit the extent to which a Fund may invest in CFTC Derivatives. See “Tax Matters—Qualification as a Regulated Investment Company.”

Federal Income Tax Treatment of Futures Contracts and Options

Each Fund’s transactions in futures contracts and options will be subject to special provisions of the Code, that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirement for avoiding excise taxes.

Risks and Special Considerations Concerning Derivatives

The use of derivative instruments involves certain general risks and considerations as described below.

(1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers’ ability to predict movements in the relevant markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) Counterparty Risk. Counterparty risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For many OTC instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. Each Fund will enter into derivatives transactions only with counterparties that its portfolio managers reasonably believe are capable of performing under the contract.

(3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as a CDS) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

(4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. There is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or “Interconnection” Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction.

Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

(7) Leverage Risk. Leverage risk is the risk that a Fund may be more volatile than if it had not been leveraged due to leverage’s tendency to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

(8) Regulatory Risk. The Dodd-Frank Act Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has initiated a dramatic revision of the U.S. financial regulatory framework and covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; and new rules for derivatives trading. In particular, the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions. New requirements, such as capital requirements and mandatory clearing of OTC derivatives transactions, have impacted and may continue to impact the costs to a fund of trading these instruments and, as a result, may affect returns to investors in a Fund. Instruments in which a Fund may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable. Certain of the implementing regulations have not yet been finalized or made effective. Accordingly, the ultimate impact of the Dodd-Frank Act, including on the derivative instruments in which a Fund may invest, is not yet certain.

Equity Securities

Under normal market conditions, the Funds primarily invest in equity securities, which include common stocks, preferred securities, warrants to purchase common stocks or preferred securities, convertible securities, participatory notes, interests in real estate investment trusts, common and preferred units of master limited partnerships, and other securities with equity characteristics.

Common Stocks

Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred securities, dividends on common stocks are not prescribed in advance but are declared at the discretion of a company’s board.

While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, common stockholders are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

• Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

• Factors affecting an entire industry, such as increases in production costs; and

• Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

An investment in common stocks of issuers with small or medium market capitalizations generally involves greater risk and price volatility than an investment in common stocks of larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

Preferred Securities

Like common stocks, preferred securities are also units of ownership in a company, but preferred securities normally have preference over common stocks in the payment of dividends and the liquidation of the company. In all other respects, however, preferred securities are subordinated to the liabilities of the issuer. Unlike common stocks, preferred securities are generally not entitled to vote on corporate matters. Types of preferred securities include adjustable-rate preferred securities, fixed dividend preferred securities, perpetual preferred securities and sinking fund preferred securities. Generally, the market value of preferred securities with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

Because preferred securities are generally junior to most other forms of debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred security than in a more senior debt security with similar stated yield characteristics.

Warrants

Each Fund may invest in warrants if, after giving effect thereto, not more than 5% of its net assets will be invested in warrants other than warrants acquired in units or attached to other securities. Investing in warrants is purely speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants are issued by the issuer of a security and provide their holder the option to purchase that security upon the warrants’ exercise at a specific price for a specific period of time. They do not represent ownership of the securities but only the right to buy them. The prices of warrants do not necessarily parallel the prices of the underlying securities.

Convertible Securities

For issues where the conversion of the security is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred securities that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred securities, until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security generally is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a comparable non-convertible fixed-income security). The investment value is determined by, among other things, reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar non-convertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like non-convertible debt or a preferred security in the sense that its market value will not be influenced greatly by fluctuations in the market price of the underlying security into which it can be converted. Instead, the convertible security’s price will tend to move in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is significantly above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying stock. In that case, the convertible security’s price may be as volatile as that of the common stock. Because both interest rate and market movements can influence its value, a convertible security is not generally as sensitive to interest rates as a similar fixed-income security, nor is it generally as sensitive to changes in share price as its underlying stock.

A Fund’s investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. A Fund’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. For issues where the conversion of the security is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities are often rated below investment-grade or are not rated, and therefore may be considered speculative investments. The credit rating of a company’s convertible securities is generally lower than that of its conventional debt securities. Convertible securities are normally considered “junior” securities—that is, the company usually must pay interest on its conventional corporate debt before it can make payments on its convertible securities. Some convertible securities are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the issuing company’s common stock.

Participatory Notes

The Funds may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain non-U.S. companies traded on a non-U.S. exchange. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. Even though a participatory note is intended to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain or lose more in absolute terms than they would have made or lost had they invested in the underlying securities directly, the performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate located in the United States or foreign countries. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A hybrid REIT combines the characteristics of an equity REIT and a mortgage REIT.

Investing in REITs would subject a Fund to risks associated with the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.

The Fund may also be subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and income from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Master Limited Partnerships

Equity securities in which a Fund may invest include master limited partnerships (“MLPs”). An MLP is an entity, most commonly a limited partnership, that is taxed as a partnership publicly traded and listed on a national securities exchange. Holders of common units of MLPs typically have limited control and limited voting rights as compared to holders of a corporation’s common shares. MLPs are limited by the Code to only apply to enterprises that engage in certain businesses, mostly pertaining to the use of natural resources, such as petroleum and natural gas extraction and transportation, although some other enterprises may also qualify as MLPs.

Lending of Portfolio Securities

In order to generate additional income, each Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities that the Adviser has determined are creditworthy. The securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities; however, a Fund bears the risk that the securities lending agent may default on its contractual obligations to the Fund. A Fund also bears the market risk with respect to the investment of the cash collateral used to secure the loan. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. Each Fund will pay a portion of the income earned on other lending transactions to the placing broker and may pay administrative and custodial fees in connection with these loans.

In these loan arrangements, a Fund will receive cash collateral equal to at least 102% of the value of the securities loaned as determined at the time of loan origination. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by a Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. However, each Fund currently recalls all loaned securities from the borrower so that it may receive dividends paid on the securities, if any.

Non-U.S. Securities

The Funds will invest primarily in equity securities issued by non-U.S. companies. Investments in securities of non-U.S. companies involve risks in addition to the usual risks inherent in domestic investments, including currency risk. The value of a non-U.S. security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the non-U.S. currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency.

Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States and such issuers may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

The Funds may also invest in non-U.S. securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing indirect ownership interests in the securities of non-

U.S. companies, including New York Shares. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designated for use in the U.S. securities markets, while EDRs and GDRs are typically in bearer form and may be denominated in non-U.S. currencies and are designed for use in European and other markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying non-U.S. security. ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect non-U.S. investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADRs, EDRs and GDRs do not eliminate all of the risks associated with directly investing in the securities of non-U.S. companies, such as changes in non-U.S. currency exchange rates. However, by investing in ADRs rather than directly in non-U.S. companies’ stock, a Fund avoids currency risks during the settlement period.

Other types of depositary receipts include American Depositary Shares (“ADSs”), Global Depositary Certificates (“GDCs”) and International Depositary Receipts (“IDRs”). ADSs are shares issued under a deposit agreement representing the underlying ordinary shares that trade in the issuer’s home market. An ADR, described above, is a certificate that represents a number of ADSs. GDCs and IDRs are typically issued by a non-U.S. bank or trust company, although they may sometimes also be issued by a U.S. bank or trust company. GDCs and IDRs are depositary receipts that evidence ownership of underlying securities issued by either a non-U.S. or a U.S. corporation.

Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the security underlying the receipt. An unsponsored facility may be established by a depositary without participation by the issuer of the security underlying the receipt. There are greater risks associated with holding unsponsored depositary receipts. For example, if a Fund holds an unsponsored depositary receipt, it will generally bear all of the costs of establishing the unsponsored facility. In addition, the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security. Whether a sponsored or unsponsored facility, there is no assurance that either would pass through to the holders of the receipts voting rights with respect to the deposited securities.

In considering whether to invest in the securities of a non-U.S. company, the portfolio managers consider such factors as the characteristics of the particular company, differences between economic trends, and the performance of securities markets in the United States and other countries. The portfolio managers also consider factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.

Securities transactions conducted outside the United States may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the United States, and (iv) currency exchange rate changes, and lower trading volume and liquidity.

Emerging Markets Risk

The Funds may invest in securities issued by companies located in emerging markets. Emerging market countries are generally in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. They generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies, but emerging markets will typically have a physical financial infrastructure, including banks, a stock exchange and a unified currency. Investors may also have limited rights relative to companies domiciled in emerging market countries, and investors may be unable to pursue the same avenues of recourse available to investors of U.S. companies, such as class action lawsuits and fraud claims, either as a matter of law or practicality. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited investment opportunities (many large companies may still be “state-run” or private). Also, local securities exchanges may not offer liquid markets for outside investors. All of the risks of investing in non-U.S. securities described above are heightened by investing in emerging markets countries.

Risks of investing in emerging markets and emerging market securities include: (i) less social, political and economic stability; (ii) the smaller size of the markets for these securities and the currently low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility; (iii) the lack of publicly available information, including reports of payments of dividends or interest on outstanding securities, and less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements, which could affect a Fund’s ability to evaluate potential portfolio companies; (iv) certain national policies that may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (v) local taxation; (vi) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vii) the absence until recently, in certain countries, of a capital structure or market-oriented economy; (viii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in these countries; (ix) restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; (x) the risk of uninsured loss due to lost, stolen, or counterfeit stock certificates; (xi) possible losses through the holding of securities in domestic and foreign custodial banks and depositories; (xii) heightened opportunities for governmental corruption; (xiii) large amounts of foreign debt to finance basic governmental duties that could lead to restructuring or default; (xiv) limited legal remedies for investors in emerging markets (including derivative litigation) and a limited ability of U.S. authorities (e.g., SEC and U.S. Department of Justice) to bring actions against bad actors; and (xv) heavy reliance on exports that may be severely affected by global economic downturns. Additionally, the degree of cooperation between issuers in emerging market countries with foreign and U.S. financial regulators may vary significantly.

In addition, some countries in which the Funds may invest have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Further, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

The risks outlined above are often more pronounced in “frontier markets” in which a Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets. This magnification of risks is the result of a number of factors, including: government ownership or control of parts of the private sector and of certain companies; trade barriers; exchange controls; managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; less uniformity in accounting and reporting requirements; unreliable securities valuation; greater risk associated with custody of securities; and the relatively new and unsettled securities laws in many frontier market countries. In addition, the markets of frontier countries typically have low trading volumes, leading to a greater potential for extreme price volatility and illiquidity. This volatility may be further increased by the actions of a few large investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local securities prices and, therefore, the NAV of a Fund. All of these factors may make investing in frontier market countries significantly riskier than investing in other countries, including more developed and traditional emerging market countries, and any one of them could cause the NAV of a Fund’s shares to decline.

Investment in Europe

The EU is an intergovernmental and supra-national union of certain European countries, known as member states. A key activity of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. The most widely used currency in the EU (and the unit of currency of the European Economic and Monetary Union (“EMU”)) is the euro, which is in use in many of the member states. In addition to adopting a single currency, EMU member states generally no longer control their own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank and, as a result, EMU member states are significantly affected by fiscal and monetary policies implemented by the EMU and European Central Bank.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured.

Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Many disparate economies continue to adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe’s economies are diverse, its governments are decentralized, and its cultures differ widely. As member states unify their economic and monetary policies, movements in European markets will lose the benefit of diversification within the region. High unemployment could pose political risk. One or more member states might exit the union, placing the currency and banking system in jeopardy. Major issues currently facing the EU relate to its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the constitutional treaty, the EU’s enlargement to the south and east, and resolving the EU’s problematic fiscal and democratic accountability. Any or all of these challenges may affect the value of a Fund’s investments economically tied to the EU.

The EU has been extending its influence to the south and east. For former Iron Curtain member states, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, several entrants in recent years are former Soviet satellites that remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to that which existed under the old Soviet Union.

In addition, certain member states in the EU have had to accept assistance from supra-governmental agencies such as the International Monetary Fund and the European Financial Stability Facility. The European Central Bank has also intervened to purchase eurozone debt in order to seek to stabilize markets and reduce borrowing costs. Responses to these financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The EU’s economy is expected to grow further over the next decade as more countries join. However, the EU’s economic growth has been below that of the United States most years since 1990, and the economic performance of certain of its key members is a matter of serious concern to policy makers. Although economic conditions vary among EU member states, there is continued concern about national level support for the euro and the accompanying coordination of fiscal and wage policy of EU member states.

In addition, many EU members suffered severe economic declines during and after the 2008–2009 worldwide economic downturn. These declines led to fiscal crises for the governments of certain members including Portugal, Ireland, Italy, Greece and Spain. Some EU member states required external assistance to meet their obligations, and all of these member states run the risk of default on their debt, possible bailout by the rest of the EU or debt restructuring, which may require creditors to bear losses. These events adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Certain of the larger European economies have shown limited signs of recovery from the 2008–2009 worldwide economic downturn; however, significant risks still threaten the potential recovery, such as high official debts and deficits, aging populations, over-regulation of non-financial businesses and doubts about the sustainability of the EMU. These countries will need to make certain economic and political decisions in order to restore sustainable economic growth and fiscal policy. While many initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected in the future.

Further, it is possible that the euro could be abandoned in the future by EU member states that have already adopted its use, and the effects of such an abandonment or a member state’s forced expulsion from the euro on that member state, on the EMU, and on global markets are impossible to predict and could be negative. The exit of any member state out of the euro would likely have a significant destabilizing effect on all eurozone countries and their economies and a negative effect on the global economy as a whole. In addition, under these circumstances, it may be difficult to value investments denominated in euros or in a replacement currency.

In a June 2016 referendum, citizens of the UK voted to leave the EU. On January 31, 2020, the UK withdrew from the EU. Negotiators representing the UK and EU signed a trade agreement on December 30, 2020 on the terms governing certain aspects of the EU’s and UK’s relationship following the end of the transition period, the EU-UK Trade and Cooperation Agreement (the “TCA”). The TCA became effective May 1, 2021 and many aspects of the UK-EU trade relationship remain subject to further negotiation. Nothwithstanding the TCA, there is likely to be considerable uncertainty as to the UK’s post-transition framework, and in particular as to the arrangements which will apply to the UK’s relationships with the EU and with other countries, and the framework will likely continue to develop and could result in increased volatility and illiquidity and potentially lower economic growth. It is not possible to anticipate the longer term impact to the economic, legal, political, regulatory and social framework that will result from any agreements between the UK and the EU. The effects will depend, in part, on whether the UK is able to negotiate agreements to retain access to EU markets including, but not limited to, trade and finance agreements. In addition, such agreements may lead to ongoing political, regulatory and economic uncertainty and periods of exacerbated volatility in both the UK and in wider European markets for some time.

The impact of the UK’s withdrawal on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. The UK’s withdrawal from the EU may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union and may cause additional market disruption globally and introduce new legal and regulatory uncertainties. It may also have a negative impact on the economy and currency of the UK as a result of anticipated, perceived or actual changes to the UK’s economic and political relations with the EU. The UK’s withdrawal could result in lower growth for companies in the UK, EU and globally, which could have an adverse effect on the value of a Fund’s investments. A Fund may make investments in the UK (during the transition period and afterwards), other EU members and in non-EU countries that are directly or indirectly affected by the exit of the UK from the EU. Any or all of these challenges may affect the value of a Fund’s investments economically tied to the UK or EU and may have an adverse effect on the Fund’s performance. Additionally, the willingness or ability of financial and other counterparties to enter into transactions may be affected by the UK’s withdrawal.

Investment in Japan

Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed countries. Since the early 2000s, Japan’s economic growth rate has remained low relative to other advanced economies and may remain low in the future. The Japanese economy is heavily reliant on international trade and has been adversely affected in the past by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, is strained and delicate. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole. Japan is also heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. Although Japan has recently worked to reduce its dependence on oil by encouraging energy conservation and the use of alternative fuels, there is no guarantee that this trend will continue. The yen has had a history of unpredictable and volatile movements against the U.S. dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. The Japanese stock market has also experienced wild swings in value over time and has often been considered significantly overvalued.

Beginning in the late 1990s, the nation’s financial institutions were successfully overhauled under the strong leadership of the government. The successful financial sector reform coincided with a Japanese economic recovery, which had set the stage for a comparatively brighter outlook for Japanese companies. However, Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may affect Japan’s economic competitiveness.

Japan is susceptible to natural disasters such as earthquakes and tsunamis, and a Fund’s investment in Japan may be more likely to be affected by such events than its investments in other geographic regions. There are special risks associated with investments in Japan, including foreign trade policy, regional economic disruption, government debt, aging and shrinking of the population, an uncertain financial sector, economic, political or social instability, low domestic consumption and certain corporate structural weaknesses.

Investment in Asia Other Than Japan

The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, regional conflicts and government corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the EU. The 2008–2009 worldwide economic downturn spread to the region, significantly lowering its exports and inflows of foreign investment, which are driving forces of its economic growth. In addition, the 2008–2009 worldwide economic downturn also significantly affected consumer confidence and local stock markets. The economies of many countries in the region have recently shown signs of recovery from the crisis, but there can be no assurance that such recovery will be sustained.

Unlike in the United States, the currencies of certain Asian countries are not determined by the market but are instead managed at artificial levels to the U.S. dollar. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Funds to engage in foreign currency transactions designed to protect the value of the Funds’ interests in securities denominated in such currencies.

Asian countries have historically been prone to natural disasters, such as droughts, floods and tsunamis, and the region’s economies may be affected by such environmental events in the future. Given the particular vulnerability of the region to the effects of climate change, disruptions in international efforts to address climate-related issues may have a disproportionate impact on a Fund’s investments in the region. A Fund’s investment in or exposure to Asian countries is, therefore, subject to the risk of such events.

By investing in securities or instruments that are economically tied to the People’s Republic of China (“PRC”) excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure or other developing market Asian countries, a Fund is subject to certain risks in addition to those generally applicable to investment in foreign and emerging markets. In many Asian securities markets, including but not limited to the PRC qualified foreign institutional investors program (“FII” program, including the qualified foreign institutional investor (“QFII”) program based on recent PRC regulatory developments), there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region. Brokers in developing market Asian countries typically are fewer in number and less well capitalized than brokers in the United States. A number of Asian companies are also highly dependent on foreign loans for their operation, which could impose strict repayment term schedules and require significant economic and financial restructuring. In addition, there is a lack of clarity in the laws and regulations in certain Asian countries compared to more developed international markets, and there could potentially be a lack of consistency in interpreting and applying the relevant regulations. These factors may severely restrict a Fund’s ability to pursue its investment objective or strategies, may result in fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of a Fund.

Although the PRC has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Including those risks associated with investing in emerging markets, a Fund’s investment in or exposure to the PRC is also subject to risks associated with, among other things, (a) inefficiencies resulting from erratic growth; (b) the unavailability of consistently-reliable economic data; (c) potentially high rates of inflation; (d) dependence on exports and international trade; (e) relatively high levels of asset price volatility; (f) potential shortage of liquidity and limited accessibility by foreign investors; (g) greater competition from regional economies; (h) fluctuations in currency exchange rates or currency devaluation by the PRC government or central bank, particularly in light of the relative lack of currency hedging instruments and controls on the ability to exchange local currency for U.S. dollars; (i) the relatively small size and absence of operating history of many PRC companies; (j) the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce; (k) uncertainty and potential changes with respect to the rules and regulations of the FII program and other market access programs through which such investments are made; (l) the commitment of the PRC government to continue with its economic reforms; and (m) the fact that Chinese regulators may suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions, and that such suspensions may be widespread. In addition, certain securities are, or may in the future become, restricted and a Fund may be forced to sell such restricted security and incur a loss as a result. In addition, the relationship between the PRC and Taiwan is particularly sensitive, and hostilities between the PRC and Taiwan may present a risk to a Fund’s investment in either the PRC or Taiwan. Moreover, as demonstrated by recent protests in Hong Kong over political, economic, and legal freedoms, and the PRC government’s response to them, political uncertainty exists within Hong Kong and there is no guarantee that additional protests will not arise in the future. Hostilities between the PRC and Hong Kong may present a risk to a Fund’s investment in the PRC or Hong Kong.

There also exists control on foreign investment in the PRC and limitations on repatriation of invested capital. Under the FII program, which is a market access program through which PRC investments are made available, or through investments in companies listed on exchanges outside of the PRC that provide exposure to companies that are based or operated in the PRC, there are certain regulatory restrictions imposed, particularly on (without limitation) investment scope, repatriation of funds, foreign shareholding limit and account structure. Although the relevant regulations have recently been revised to relax regulatory restrictions on the onshore capital management by FIIs (including but not limited to removing the investment quota limit and simplifying routine repatriation of investment proceeds), it is a new development and is therefore subject to uncertainties as to whether and how it will be implemented in practice, especially at this early stage. On the other hand, the recently amended FII regulations are also enhancing ongoing supervision on FIIs in terms of information disclosure among other aspects. In particular, FIIs are required to procure their underlying clients (such as any Fund investing in PRC securities via FII program) to comply with PRC disclosure of interests rules and make the required disclosure on behalf of such underlying investors. As a result of PRC regulatory requirements, a Fund may be limited in its ability to invest in securities or instruments tied to the PRC and/or may be required to liquidate its holdings in securities or instruments tied to the PRC, including at an inopportune time. Under certain instances, such involuntary liquidations may result in losses for a Fund. In addition, securities exchanges in the PRC typically have the right to suspend or limit trading in any security traded on the relevant exchange. The PRC government or relevant PRC regulators may also implement policies that may adversely affect the PRC financial markets. Such suspensions, limitations or policies may have a negative impact on the performance of a Fund’s investments.

The PRC has historically been prone to natural or human disasters such as droughts, floods, pandemics, epidemics, earthquakes and tsunamis, and the region’s economy may be affected by such environmental events in the future. A Fund’s investment in the PRC is, therefore, subject to the risk of such events.

In addition, because the Public Company Accounting Oversight Board is generally restricted from inspecting the audit work and practices of registered accountants in the PRC, there is the risk that material accounting and financial information about PRC issuers may be unavailable or unreliable. Foreign companies listed on U.S. exchanges, including offshore companies that utilize a variable interest entity (“VIE”) structure, also could face delisting or other ramifications for failure to meet the requirements of the listing exchange, the SEC, the Public Company Accounting Oversight Board or other United States regulators, which could adversely affect the liquidity or value of the securities and have negative implications for U.S. investors and result in significant investment losses.

Variable Interest Entities

The Nuveen ESG Emerging Markets Equity ETF may invest in companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Certain Chinese companies have used VIEs in order to facilitate foreign investment without distributing ownership of the China-based companies primarily due to Chinese governmental restrictions on non-Chinese ownership of companies in certain industries and sectors. In such cases, the China-based operating company typically establishes an offshore company in another jurisdiction, and the offshore company enters into contractual arrangements (such as powers of attorney, equity pledge agreements, and other exclusive services or business cooperation agreements) with the China-based operating company. These contractual arrangements are intended to give the offshore company the ability to exercise power over and obtain economic rights from the China-based operating company. Shares of the offshore company, in turn, are listed and traded on exchanges outside of China and are available to non-Chinese investors such as a

Fund. This arrangement allows non-Chinese investors to hold stock in the offshore company, rather than the China-based operating company, to obtain economic exposure without direct equity ownership.

VIE structures are longstanding and well known to officials and regulators in China. However, VIEs are not formally recognized under Chinese law. Intervention by the Chinese government with respect to VIEs could significantly affect the China-based operating company’s performance and the enforceability of the VIE’s contractual arrangements with the China-based company. There is a risk that China may cease to allow VIEs at any time or impose new restrictions on the structure. Investments involving a VIE may also pose additional risks because such investments are made through a company whose interests in the underlying operating company are established through contract rather than through direct equity ownership. For example, the non-Chinese offshore company’s contractual arrangement may be less effective than direct equity ownership, and the company may incur substantial costs to enforce the terms of the arrangements. Also, the terms of such arrangements may be deemed unenforceable in China, thus limiting (or eliminating) the remedies and rights available to the non-Chinese offshore company and its investors and potentially resulting in significant economic losses. Such legal uncertainty may also be exploited against the interests of the offshore company and its investors. Further, the interests of the equity owners of the operating company may conflict with the interests of the investors of the offshore company, and the fiduciary duties of the officers and directors of the operating company may differ from, or conflict with, the fiduciary duties of the officers and directors of the offshore company. Finally, there is the risk that an offshore company could face delisting or other ramifications for failure to meet the requirements of the listing exchange or United States regulators, which could adversely affect the liquidity or value of the securities and have negative implications for U.S. investors and result in significant investment losses. Any of the foregoing risks and events could negatively impact the Fund’s performance.

Currency Risk

By investing in non-U.S. securities, each Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the non-U.S. currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value relative to a non-U.S. currency, a Fund’s investment in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars. On the other hand, when the value of the U.S. dollar falls relative to a non-U.S. currency, a Fund’s investments denominated in that currency will tend to increase in value because that currency is worth more U.S. dollars. The exchange rates between the U.S. dollar and non-U.S. currencies depend upon such factors as supply and demand in the currency exchange markets, international balance of payments, governmental intervention, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, the Funds may not convert their holdings of non-U.S. currencies to U.S. dollars on a daily basis. The Funds may incur conversion costs when they convert their holdings to another currency. Non-U.S. exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies. The Funds may engage in non-U.S. currency exchange transactions in connection with their portfolio investments. The Funds conduct their non-U.S. currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the non-U.S. currency exchange market or through forward contracts to purchase or sell non-U.S. contracts. The Funds may also be subject to currency risk through investments in ADRs and other non-U.S. securities denominated in U.S. dollars.

Sovereign Debt Obligations. The Funds may invest in sovereign debt obligations. Sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a Fund’s NAV, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Supranational Securities. The Funds may invest in securities issued by supranational entities. A supranational entity is formed by two or more central governments to promote economic development for the member countries. Supranational entities finance their activities by issuing bond debt and are usually considered part of the sub-sovereign debt market. Some well-known examples of supranational entities are the World Bank, International Monetary Fund, European Investment Bank, Asian Development Bank, Inter-American Development Bank and other regional multilateral development banks. These securities are subject to varying degrees of credit risk and interest rate risk.

Other Investment Companies and Other Pooled Investment Vehicles

Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and ETFs registered under the 1940 Act (“1940 Act ETFs”). Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of the Fund’s total assets with respect to any one investment company; and 10% of the Fund’s total assets in the aggregate. 1940 Act ETFs, however, may rely on Rule 12d1-4 under the 1940 Act to invest beyond these statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Fund will only invest in other investment companies and pooled investment vehicles that invest primarily in Fund-eligible investments. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above.

The Fund may invest in index ETFs, which are index funds bought and sold on a securities exchange. An index ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. ETFs can give exposure to all or a portion of the U.S. market, a foreign market, a region, a commodity, a currency, or to any other index that an ETF tracks. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate. In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks: (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track; (ii) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s NAV; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected.

If a Fund invests in other investment companies or pooled investment vehicles, Fund shareholders will bear not only their proportionate share of the Fund’s expenses, but also, indirectly, the similar expenses of the underlying investment companies or pooled investment vehicles. Shareholders would also be exposed to the risks associated not only to the Fund, but also to the portfolio investments of the underlying investment companies or pooled investment vehicles. Shares of certain closed-end funds may at times be acquired at market prices representing premiums to their NAVs. Shares acquired at a premium to their NAV may be more likely to subsequently decline in price, resulting in a loss to the Fund and its shareholders.

When-Issued or Delayed-Delivery Transactions

Each Fund may from time to time purchase securities on a “when-issued” or other delayed-delivery basis. The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by a Fund to the issuer and no interest is accrued on debt securities and no dividend income is earned on equity securities. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of a Fund’s other assets. Although when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV. The Fund does not believe that NAV will be adversely affected by purchases of securities on a when-issued basis.

Each Fund will designate on its books or maintain in a segregated account cash and liquid securities equal in value to commitments for when-issued securities. When the time comes to pay for when-issued securities, a Fund will meet its obligations from then-available cash flow, sale of the segregated securities, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation).

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus under “Purchase and Sale of Shares.” The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

Each Fund’s shares trade on the Listing Exchange at prices that may differ to some degree from their NAV. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund’s shares will continue to be met.

The Listing Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, a Fund’s shares under any of the following circumstances: (1) if any of the requirements set forth in the Listing Exchange rules are not continuously maintained; (2) if, where the Listing Exchange has filed a separate proposal under Section 19(b) of the 1940 Act, any of the statements regarding (a) the index composition; (b) the description of a Fund; (c) limitations on a Fund’s portfolio holdings or reference assets; or (d) the applicability of the Listing Exchange listing rules specified in such proposal are not continuously maintained; (3) if, following the initial twelve-month period after the commencement of trading of a Fund on the Listing Exchange, there are fewer than 50 beneficial holders of the shares of such Fund for 30 or more consecutive trading days; (4) if the value of a Fund’s underlying index is no longer calculated or available or an interruption to the dissemination of the value of the index persists past the trading day in which it occurred or the underlying index is replaced with a new index, unless the new underlying index meets certain Listing Exchange requirements; or (5) if such other event shall occur or condition exists that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. In addition, the Listing Exchange will remove the shares from listing and trading upon termination of the Trust or a Fund.

The Trust reserves the right to adjust the share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions in Fund shares will be based on negotiated commission rates at customary levels.

The base and trading currency of each Fund is the U.S. dollar. The base currency is the currency in which a Fund’s NAV per share is calculated and the trading currency is the currency in which shares of a Fund are listed and traded on the Listing Exchange.

MANAGEMENT

The management of the Trust, including general supervision of the duties performed for the Funds by the Adviser under the Management Agreement, is the responsibility of the Board. The number of trustees of the Trust is twelve, all of whom are not interested persons (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, the Adviser or its affiliates. The names, business addresses and years of birth of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each trustee oversees and other directorships they hold are set forth below. Except as noted in the table below, the trustees of the Trust are directors or trustees, as the case may be, of 142 Nuveen-sponsored registered investment companies (the “Nuveen Funds”), which include 65 open-end mutual funds (the “Nuveen Mutual Funds”), 59 closed-end funds and 18 Nuveen ETFs.

Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees:

Jack B. Evans 333 West Wacker Drive Chicago, IL 60606 1948	Trustee	Term—Indefinite Length of Service— Since 2016	Chairman (since 2019), formerly, President (1996-2019), The Hall-Perrine Foundation, (private philanthropic corporation); Life Trustee of Coe College; formerly, Director, Public Member, American Board of Orthopedic Surgery (2015-2020); Director (1997-2003), Federal Reserve Bank of Chicago; President and Chief Operating Officer (1972-1995), SCI Financial Group, Inc., (regional financial services firm); Member and President Pro Tem of the Board of Regents for the State of Iowa University System (2007-2013); Director (1996-2015), The Gazette Company (media and publishing).	142	Formerly Director and Chairman (2009-2021), United Fire Group, a publicly held company; Director (2000-2004), Alliant Energy.

William C. Hunter 333 West Wacker Drive Chicago, IL 60606 1948	Trustee	Term—Indefinite Length of Service— Since 2016	Dean Emeritus, formerly, Dean (2006-2012), Tippie College of Business, University of Iowa; Past Director (2005-2015) and past President (2010-2014) of Beta Gamma Sigma, Inc., The International Business Honor Society; formerly, Director (1997-2007), Credit Research Center at Georgetown University; formerly, Dean and Distinguished Professor of Finance, School of Business at the University of Connecticut (2003-2006); previously, Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago (1995-2003).	142	Director (since 2009) of Wellmark, Inc.; formerly, Director (2004-2018) of Xerox Corporation.

Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Amy B.R. Lancellotta 333 West Wacker Drive Chicago, IL 60606 1959	Trustee	Term—Indefinite Length of Service— Since 2021	Formerly, Managing Director, Independent Directors Council (IDC) (supports the fund independent director community and is part of the Investment Company Institute (ICI), which represents regulated investment companies) (2006-2019); formerly, various positions with ICI (1989-2006); Member of the Board of Directors, Jewish Coalition Against Domestic Abuse (JCADA) (since 2020).	142	None

Joanne T. Medero 333 West Wacker Drive Chicago, IL 60606 1954	Trustee	Term—Indefinite Length of Service— Since 2021

Formerly, Managing Director, Government Relations and Public Policy (2009-2020) and Senior Advisor to the Vice Chairman (2018-2020), BlackRock, Inc. (global investment management firm); formerly, Managing Director, Global Head of Government Relations and Public Policy, Barclays Group (IBIM)(investment banking, investment management businesses) (2006-2009); formerly, Managing Director, Global General Counsel and Corporate Secretary, Barclays Global Investors (global investment management firm) (1996-2006); formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm) (1993-1995); formerly, General Counsel, Commodity Futures Trading Commission (government agency overseeing U.S. derivatives markets) (1989-1993); formerly, Deputy Associate Director/Associate Director for Legal and Financial Affairs, Office of Presidential Personnel, The White House (1986-1989); Member of the Board of Directors, Baltic-American Freedom Foundation (seeks to provide opportunities for citizens of the Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).

				142	None

Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Albin F. Moschner 333 West Wacker Drive Chicago, IL 60606 1952	Trustee	Term—Indefinite Length of Service— Since 2016

Founder and Chief Executive Officer, Northcroft Partners, LLC, (management consulting), (since 2012); previously, held positions at Leap Wireless International, Inc.,(consumer wireless service) including Consultant (2011-2012), Chief Operating Officer (2008-2011) and Chief Marketing Officer (2004-2008); formerly, President, Verizon Card Services division of Verizon Communications, Inc.(telecommunications services) (2000-2003); formerly, President, One Point Services at One Point Communications (telecommunications services) (1999-2000); formerly, Vice Chairman of the Board, Diba, Incorporated (internet technology provider) (1996-1997); formerly, various executive positions (1991-1996) and Chief Executive Officer (1995-1996) of Zenith Electronics Corporation (consumer electronics).

142

Formerly, Chairman (2019), Director (2012-2019), USA Technologies, Inc., a provider of solutions and services to facilitate electronic payment transactions; formerly, Director, Wintrust Financial Corporation (1996-2016).

John K. Nelson 333 West Wacker Drive Chicago, IL 60606 1962	Trustee	Term—Indefinite Length of Service— Since 2016

Member of Board of Directors of Core12 LLC (private firm which develops branding, marketing and communications strategies for clients) (since 2008); served on The President's Council of Fordham University (2010-2019) and previously a Director of the Curran Center for Catholic American Studies (2009-2018); formerly, senior external advisor to the Financial Services practice of Deloitte Consulting LLP. (2012-2014); former Chair of the Board of Trustees of Marian University (2010-2014 as trustee, 2011-2014 as Chair); formerly Chief Executive Officer of ABN AMRO Bank N.V., North America, and Global Head of the Financial Markets Division (2007-2008), with various executive leadership roles in ABN AMRO Bank N.V. between 1996 and 2007.

				142	None

Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Judith M. Stockdale 333 West Wacker Drive Chicago, IL 60606 1947	Trustee	Term—Indefinite Length of Service— Since 2016

Board Member of the Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.) (since 2013); formerly, Board Member of the U.S. Endowment for Forestry and Communities (national endowment addressing forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.) (2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes Protection Fund (endowment created jointly by seven of the eight Great Lakes states’ Governors to take a regional approach to improving the health of the Great Lakes) (1990-1994).

				142	None

Carole E. Stone 333 West Wacker Drive Chicago, IL 60606 1947	Trustee	Term—Indefinite Length of Service— Since 2016	Former Director, Chicago Board Options Exchange (2006-2017) and C2 Options Exchange, Incorporated (2009-2017); formerly, Commissioner, New York State Commission on Public Authority Reform (2005-2010).	142	Formerly, Director, Cboe Global Markets, Inc. (2010-2020), (formerly named, CBOE Holdings, Inc.).

Matthew Thornton III 333 West Wacker Drive Chicago, IL 60606 1958	Trustee	Term—Indefinite Length of Service— Since 2020	Formerly, Executive Vice President and Chief Operating Officer (2018-2019), FedEx Freight Corporation, a subsidiary of FedEx Corporation (“FedEx”) (provider of transportation, e-commerce and business services through its portfolio of companies); formerly, Senior Vice President, U.S. Operations (2006-2018), Federal Express Corporation, a subsidiary of FedEx; formerly, Member of the Board of Directors (2012-2018), Safe Kids Worldwide® (a non-profit organization dedicated to preventing childhood injuries).	142

Member of the Board of Directors (since 2014), The Sherwin-Williams Company (develops, manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International (provider of communications infrastructure).

Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Terence J. Toth 333 West Wacker Drive Chicago, IL 60606 1959	Chair of the Board and Trustee	Term—Indefinite Length of Service— Since 2016

Formerly, Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director of Quality Control Corporation (manufacturing) (2012-2021); formerly, Director, Fulcrum IT Service LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General Investment Management America, Inc. (asset management) (2008-2013); formerly, CEO and President, Northern Trust Global Investments (financial services) (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2000- 2004); prior thereto, various positions with Northern Trust Company (financial services) (since 1994); Chair of the Board of the Kehrein Center for the Arts (philanthropy) (since 2021); Member of Catalyst Schools of Chicago Board (since 2008) and Mather Foundation Board (philanthropy) (since 2012) and is Chair of its Investment Committee; formerly, Member, Chicago Fellowship Board (philanthropy) (2005-2016); formerly, Member, Northern Trust Mutual Funds Board (2005-2007), Northern Trust Global Investments Board (2004-2007), Northern Trust Japan Board (2004-2007), Northern Trust Securities Inc. Board (2003-2007) and Northern Trust Hong Kong Board (1997-2004).

				142	None

Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Margaret L. Wolff 333 West Wacker Drive Chicago, IL 60606 1955	Trustee	Term—Indefinite Length of Service— Since 2016	Formerly, Of Counsel (2005-2014), Skadden, Arps, Slate, Meagher & Flom LLP (Mergers & Acquisitions Group) (legal services); Member of the Board of Trustees of New York-Presbyterian Hospital (since 2005); Member (since 2004) and Chair (since 2015) of the Board of Trustees of The John A. Hartford Foundation (philanthropy dedicated to improving the care of older adults); formerly, Member (2005-2015) and Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke College.	142

Formerly, Member of the Board of Directors (2013-2017) of Travelers Insurance Company of Canada and The Dominion of Canada General Insurance Company (each, a part of Travelers Canada, the Canadian operation of The Travelers Companies, Inc.).

Robert L. Young 333 West Wacker Drive Chicago, IL 60606 1963	Trustee	Term—Indefinite Length of Service— Since 2017	Formerly, Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. (financial services) (2010-2016); formerly, President and Principal Executive Officer (2013-2016), and Senior Vice President and Chief Operating Officer (2005-2010), of J.P. Morgan Funds; formerly, Director and various officer positions for J.P. Morgan Investment Management Inc. (formerly, JPMorgan Funds Management, Inc. and formerly, One Group Administrative Services) and JPMorgan Distribution Services, Inc.(financial services) (formerly, One Group Dealer Services, Inc.) (1999-2017).	142	None

Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years

Officers of the Trust:

Jordan M. Farris 333 West Wacker Drive Chicago, IL 60606 1980	Chief Administrative Officer	Term—Indefinite Length of Service— Since 2019

Managing Director (since 2017), formerly, Vice President (2016-2017), Head of Product Management and Development, ETFs, of Nuveen; Managing Director (since 2019) Nuveen Fund Advisors, LLC; formerly, Director of Guggenheim Funds Distributors (2013-2016).

Mark J. Czarniecki 901 Marquette Avenue Minneapolis, MN 55402 1979	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2016

Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016) and Nuveen Fund Advisors, LLC (since 2017); Managing Director and Associate General Counsel (since January 2022); formerly, Vice President and Associate General Counsel of Nuveen (2013-2021); Vice President, Assistant Secretary and Associate General Counsel of Nuveen Asset Management, LLC (since 2018).

Diana R. Gonzalez 333 West Wacker Drive Chicago, IL 60606 1978	Vice President and Secretary	Term— Indefinite Length of Service— Since 2017

Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017); Vice President and Associate General Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson National Asset Management (2012-2017).

Nathaniel T. Jones 333 West Wacker Drive Chicago, IL 60606 1979	Vice President and Treasurer	Term— Indefinite Length of Service— Since 2016

Senior Managing Director (since 2021), formerly, Managing Director (2017-2021), Senior Vice President (2016-2017), Vice President (2011-2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors, LLC; Chartered Financial Analyst.

Tina M. Lazar 333 West Wacker Drive Chicago, IL 60606 1961	Vice President	Term— Indefinite Length of Service— Since 2016	Managing Director (since 2017), formerly, Senior Vice President (2014-2017), of Nuveen Securities, LLC.

Brian J. Lockhart 333 West Wacker Drive Chicago, IL 60606 1974	Vice President	Term— Indefinite Length of Service— Since 2019

Senior Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice President (2010-2017) of Nuveen, Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Managing Director (since 2019), of Nuveen Fund Advisors, LLC; Chartered Financial Analyst and Certified Financial Risk Manager.

Jacques M. Longerstaey 8500 Andrew Carnegie Blvd. Charlotte, NC 28262 1963	Vice President	Term— Indefinite Length of Service— Since 2019

Senior Managing Director, Chief Risk Officer, Nuveen, LLC (since May 2019); Senior Managing Director (since May 2019) of Nuveen Fund Advisors, LLC; formerly, Chief Investment and Model Risk Officer, Wealth & Investment Management Division, Wells Fargo Bank (NA) (2013–2019).

Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606 1966	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2016

Senior Managing Director (since 2017) and Secretary and General Counsel (since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President (2016-2017), Managing Director and Assistant Secretary (2008-2016); Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of Nuveen Securities, LLC, formerly, Executive Vice President (2016-2017) and Managing Director (2008-2016); Senior Managing Director (since 2017) and Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director (2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director (since 2017) and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President (2016-2017) and Managing Director and Assistant Secretary (2011-2016); Vice President (since 2007) and Secretary (since 2016) (formerly, Assistant Secretary) of NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, and Winslow Capital Management, LLC (since 2010); Senior Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative Investments, LLC.

Jon Scott Meissner 8500 Andrew Carnegie Blvd. Charlotte, NC 28262 1973	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2019

Managing Director of Mutual Fund Tax and Financial Reporting groups at Nuveen (since 2017); Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.

Deann D. Morgan 730 Third Avenue New York, NY 10017 1969	Vice President	Term— Indefinite Length of Service— Since 2020

President, Nuveen Fund Advisors, LLC (since November 2020); Executive Vice President, Global Head of Product at Nuveen, LLC (since November 2019); Co-Chief Executive Officer of Nuveen Securities, LLC (since 2020); Managing Member of MDR Collaboratory LLC (since 2018); formerly, Managing Director, Head of Wealth Management Product Structuring & COO Multi Asset Investing, The Blackstone Group (2013-2017).

Christopher M. Rohrbacher 333 West Wacker Drive Chicago, IL 60606 1971	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2016

Managing Director (since 2017), General Counsel (since 2020) and Assistant Secretary (since 2016), formerly, Senior Vice President (2016-2017), of Nuveen Fund Advisors, LLC; Managing Director and Assistant Secretary (since 2017) of Nuveen Securities, LLC; Managing Director, Associate General Counsel and Assistant Secretary of Nuveen Asset Management, LLC (since 2020); Managing Director (since 2017) and Associate General Counsel (since 2016), formerly, Senior Vice President (2012-2017) and Assistant General Counsel (2008-2016), of Nuveen.

William A. Siffermann 333 West Wacker Drive Chicago, IL 60606 1975	Vice President	Term— Indefinite Length of Service— Since 2017	Managing Director (since 2017), formerly Senior Vice President (2016-2017) and Vice President (2011-2016), of Nuveen.

Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years

E. Scott Wickerham 8500 Andrew Carnegie Blvd. Charlotte, NC 28262 1973	Vice President and Controller	Term— Indefinite Length of Service— Since 2019

Senior Managing Director, Head of Public Investment Finance of Nuveen (since 2019), formerly, Managing Director; Senior Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the Principal Financial Officer, Principal Accounting Officer (since 2020) and Treasurer (since 2017) to the CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration (2014-2015); has held various positions with TIAA since 2006.

Mark L. Winget 333 West Wacker Drive Chicago, IL 60606 1968	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2008

Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008); Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General Counsel and Assistant Secretary of Nuveen Asset Management, LLC (since 2020); Vice President (since 2010) and Associate General Counsel (since 2019), formerly, Assistant General Counsel (2008-2016), of Nuveen.

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606 1956	Vice President and Chief Compliance Officer	Term— Indefinite Length of Service— Since 2016

Formerly, Managing Director (2002-2020) and Assistant Secretary (2002-2020) of Nuveen Securities, LLC; formerly, Managing Director (2002-2020), Assistant Secretary (1997-2020) and Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC; formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of Nuveen Investments, Inc.; formerly, Managing Director, Assistant Secretary and Associate General Counsel of Nuveen Asset Management, LLC (2011-2020); formerly, Vice President and Assistant Secretary of NWQ Investment Management Company LLC, (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.

Board Leadership Structure and Risk Oversight

The Board oversees the operations and management of the Nuveen Funds, including the duties performed for the Nuveen Funds by the Adviser. The Board has adopted a unitary board structure. A unitary board consists of one group of trustees who serve on the board of every fund in the Nuveen Fund complex. In adopting a unitary board structure, the trustees seek to provide effective governance through establishing a board, the overall composition of which will, as a body, possess the appropriate skills, diversity (including, among other things, gender, race and ethnicity), independence and experience to oversee the Nuveen Funds’ business. With this overall framework in mind, when the Board, through its Nominating and Governance Committee discussed below, seeks nominees for the Board, the trustees consider, not only the candidate’s particular background, skills and experience, among other things, but also whether such background, skills and experience enhance the Board’s diversity and at the same time complement the Board given its current composition and the mix of skills and experiences of the incumbent trustees. The Nominating and Governance Committee believes that the Board generally benefits from diversity of background (including, among other things, gender, race and ethnicity), skills, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy on diversity or any particular definition of diversity.

The Board believes the unitary board structure enhances good and effective governance, particularly given the nature of the structure of the investment company complex. Funds in the same complex generally are served by the same service providers and personnel and are governed by the same regulatory scheme which raises common issues that must be addressed by the trustees across the fund complex (such as compliance, valuation, liquidity, brokerage, trade allocation or risk management). The Board believes it is more efficient to have a single board review and oversee common policies and procedures which increases the Board’s knowledge and expertise with respect to the many aspects of fund operations that are complex-wide in nature. The unitary structure also enhances the Board’s influence and oversight over the Adviser and other service providers.

In an effort to enhance the independence of the Board, the Board also has a chair that is an independent trustee. The Board recognizes that a chair can perform an important role in setting the agenda for the Board, establishing the boardroom culture, establishing a point person on behalf of the Board for fund management, and reinforcing the Board’s focus on the long-term interests of shareholders. The Board recognizes that a chair may be able to better perform these functions without any conflicts of interests arising from a position with fund management. Accordingly, the trustees have elected Mr. Toth to serve as the independent Chair of the Board. Specific responsibilities of the Chair include: (i) presiding at all meetings of the Board and of the shareholders; (ii) seeing that all orders and resolutions of the trustees are carried into effect; and (iii) maintaining records of and, whenever necessary, certifying all proceedings of the trustees and the shareholders.

Although the Board has direct responsibility over various matters (such as advisory contracts, underwriting contracts and fund performance), the Board also exercises certain of its oversight responsibilities through several committees that it has established and which report back to the full Board. The Board believes that a committee structure is an effective means to permit trustees to focus on particular operations or issues affecting the Nuveen Funds, including risk oversight. More specifically, with respect to risk oversight, the Board has delegated matters relating to valuation and compliance to certain committees (as summarized below) as well as certain aspects of investment risk. In addition, the Board believes that the periodic rotation of trustees among the different committees allows the trustees to gain additional and different perspectives of a Nuveen Fund’s operations. The Board has established six standing committees: the Executive Committee, the Dividend Committee, the Audit Committee, the Compliance, Risk Management and Regulatory Oversight Committee, the Nominating and Governance Committee and the Open-End Funds Committee. The Board may also from time to time create ad hoc committees to focus on particular issues as the need arises. The membership and functions of the standing committees are summarized below.

The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board. The members of the Executive Committee are Mr. Toth, Chair, Ms. Wolff and Mr. Young. During the fiscal year ended October 31, 2021, the Executive Committee did not meet.

The Audit Committee assists the Board in the oversight and monitoring of the accounting and reporting policies, processes and practices of the Nuveen Funds, and the audits of the financial statements of the Nuveen Funds; the quality and integrity of the financial statements of the Nuveen Funds; the Nuveen Funds’ compliance with legal and regulatory requirements relating to the Nuveen Funds’ financial statements; the independent auditors’ qualifications, performance and independence; and the pricing procedures of the Nuveen Funds and the Adviser’s internal valuation group. It is the responsibility of the Audit Committee to select, evaluate and replace any independent auditors (subject only to Board and, if applicable, shareholder ratification) and to determine their compensation. The Audit Committee is also responsible for, among other things, overseeing the valuation of securities comprising the Nuveen Funds’ portfolios. Subject to the Board’s general supervision of such actions, the Audit Committee addresses any valuation issues, oversees the Nuveen Funds’ pricing procedures and actions taken by the Adviser’s internal valuation group which provides regular reports to the committee, reviews any issues relating to the valuation of the Nuveen Funds’ securities brought to its attention and considers the risks to the Nuveen Funds in assessing the possible resolutions to these matters. The Audit Committee may also consider any financial risk exposures for the Nuveen Funds in conjunction with performing its functions.

To fulfill its oversight duties, the Audit Committee receives annual and semi-annual reports and has regular meetings with the external auditors for the Nuveen Funds and the Adviser’s internal audit group. The Audit Committee also may review in a general manner the processes the Board or other Board committees have in place with respect to risk assessment and risk management as well as compliance with legal and regulatory matters relating to the Nuveen Funds’ financial statements. The committee operates under a written charter adopted and approved by the Board. Members of the Audit Committee shall be independent (as set forth in the charter) and free of any relationship that, in the opinion of the trustees, would interfere with their exercise of independent judgment as an Audit Committee member. The members of the Audit Committee are Ms. Stone, Chair, Mr. Evans, Mr. Nelson, Mr. Moschner, Ms. Stockdale and Mr. Young, each of whom is an independent trustee of the Nuveen Funds. During the fiscal year ended October 31, 2021, the Audit Committee met four times.

The Nominating and Governance Committee is responsible for seeking, identifying and recommending to the Board qualified candidates for election or appointment to the Board. In addition, the Nominating and Governance Committee oversees matters of corporate governance, including the evaluation of Board performance and processes, the assignment and rotation of committee members, and the establishment of corporate governance guidelines and procedures, to the extent necessary or desirable, and matters related thereto. Although the unitary and committee structure has been developed over the years and the Nominating and Governance Committee believes the structure has provided efficient and effective governance, the committee recognizes that as demands on the Board evolve over time (such as through an increase in the number of funds overseen or an increase in the complexity of the issues raised), the committee must continue to evaluate the Board and committee structures and their processes and modify the foregoing as may be necessary or appropriate to continue to provide effective governance. Accordingly, the Nominating and Governance Committee has a separate meeting each year to, among other things, review the Board and committee structures, their performance and functions, and recommend any modifications thereto or alternative structures or processes that would enhance the Board’s governance of the Nuveen Funds.

In addition, the Nominating and Governance Committee, among other things, makes recommendations concerning the continuing education of trustees; monitors performance of legal counsel and other service providers; establishes and monitors a process by which security holders are able to communicate in writing with members of the Board; and periodically reviews and makes recommendations about any appropriate changes to trustee compensation. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to William Siffermann, Manager of Fund Board Relations, Nuveen, LLC, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview any and all candidates and to make the final selection of any new trustees. In considering a candidate’s qualifications, each candidate must meet certain basic requirements, including relevant skills and experience, time availability (including the time requirements for due diligence meetings to internal and external sub-advisers and service providers) and, if qualifying as an independent trustee candidate, independence from the Adviser, the Sub-Adviser, the Distributor and other service providers, including any affiliates of these entities. These skill and experience requirements may vary depending on the current composition of the Board, since the goal is to ensure an appropriate range of skills, diversity and experience, in the aggregate. Accordingly, the particular factors considered and weight given to these factors will depend on the composition of the Board and the skills and backgrounds of the incumbent trustees at the time of consideration of the nominees. All candidates, however, must meet high expectations of personal integrity, independence, governance experience and professional competence. All candidates must be willing to be critical within the Board and with management and yet maintain a collegial and collaborative manner toward other Board members. The committee operates under a written charter adopted and approved by the Board. This committee is composed of the independent trustees of the Nuveen Funds. The members of the Nominating and Governance Committee are Mr. Toth, Chair, Mr. Evans, Dr. Hunter, Ms. Lancellotta, Ms. Medero, Mr. Moschner, Mr. Nelson, Ms. Stockdale, Ms. Stone, Mr. Thornton, Ms. Wolff and Mr. Young. During the fiscal year ended October 31, 2021, the Nominating and Governance Committee met seven times.

The Dividend Committee is authorized to declare distributions on the Nuveen Funds’ shares, including, but not limited to, regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Mr. Nelson, Mr. Moschner, Mr. Thornton, Ms. Wolff and Mr. Young, Chair. During the fiscal year ended October 31, 2021, the Dividend Committee met four times.

The Compliance, Risk Management and Regulatory Oversight Committee (the “Compliance Committee”) is responsible for the oversight of compliance issues, risk management and other regulatory matters affecting the Nuveen Funds that are not otherwise the jurisdiction of the other committees. The Board has adopted and periodically reviews policies and procedures designed to address the Nuveen Funds’ compliance and risk matters. As part of its duties, the Compliance Committee reviews the policies and procedures relating to compliance matters and recommends modifications thereto as necessary or appropriate to the full Board; develops new policies and procedures as new regulatory matters affecting the Nuveen Funds arise from time to time; evaluates or considers any comments or reports from examinations from regulatory authorities and responses thereto; and performs any special reviews, investigations or other oversight responsibilities relating to risk management, compliance and/or regulatory matters as requested by the Board.

In addition, the Compliance Committee is responsible for risk oversight, including, but not limited to, the oversight of risks related to investments and operations. Such risks include, among other things, exposures to particular issuers, market sectors, or types of securities; risks related to product structure elements, such as leverage; and techniques that may be used to address those risks, such as hedging and swaps. In assessing issues brought to the committee’s attention or in reviewing a particular policy, procedure, investment technique or strategy, the Compliance Committee evaluates the risks to the Nuveen Funds in adopting a particular approach compared to the anticipated benefits to the Nuveen Funds and their shareholders. In fulfilling its obligations, the Compliance Committee meets on a quarterly basis, and at least once a year in person. The Compliance Committee receives written and oral reports from the Nuveen Funds’ Chief Compliance Officer (“CCO”) and meets privately with the CCO at each of its quarterly meetings. The CCO also provides an annual report to the full Board regarding the operations of the Nuveen Funds’ and other service providers’ compliance programs as well as any recommendations for modifications thereto. The Compliance Committee also receives reports from the Adviser’s investment services group regarding various investment risks. Notwithstanding the foregoing, the full Board also participates in discussions with management regarding certain matters relating to investment risk, such as the use of leverage and hedging. The investment services group therefore also reports to the full Board at its quarterly meetings regarding, among other things, fund performance and the various drivers of such performance. Accordingly, the Board directly and/or in conjunction with the Compliance Committee oversees matters relating to investment risks. Matters not addressed at the committee level are addressed directly by the full Board. The committee operates under a written charter adopted and approved by the Board. The members of the Compliance Committee are Dr. Hunter, Ms. Lancellotta, Ms. Medero, Mr. Nelson, Mr. Thornton, Mr. Toth and Ms. Wolff, Chair. During the fiscal year ended October 31, 2021, the Compliance Committee met four times.

The Open-End Funds Committee is responsible for assisting the Board in the oversight and monitoring of the Nuveen Mutual Funds and the Nuveen ETFs (collectively, the “Nuveen Open-End Funds”). The committee may review and evaluate matters related to the formation and the initial presentation to the Board of any new Nuveen Open-End Fund and may review and evaluate any matters relating to any existing Nuveen Open-End Fund. The committee operates under a written charter adopted and approved by the Board. The members of the Open-End Funds Committee are Mr. Moschner, Chair, Ms. Medero, Ms. Stockdale, Ms. Stone, Mr. Thornton, Mr. Toth and Mr. Young. During fiscal year ended October 31, 2021, the Open-End Funds Committee met four times.

Board Diversification and Trustee Qualifications

In determining that a particular trustee was qualified to serve on the Board, the Board has considered each trustee’s background, skills, experience and other attributes in light of the composition of the Board with no particular factor controlling. The Board believes that trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties, and the Board believes each trustee satisfies this standard. An effective trustee may achieve this ability through his or her educational background; business, professional training or practice; public service or academic positions; experience from service as a board member or executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. Accordingly, set forth below is a summary of the experiences, qualifications, attributes, and skills that led to the conclusion, as of the date of this document, that each trustee should continue to serve in that capacity. References to the experiences, qualifications, attributes and skills of trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any trustee as having any special expertise or experience and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Jack B. Evans

Mr. Evans has served as Chairman (since 2019), formerly, President (1996-2019) of the Hall-Perrine Foundation, a private philanthropic corporation. Mr. Evans was formerly President and Chief Operating Officer (1972-1995) of the SCI Financial Group, Inc., a regional financial services firm headquartered in Cedar Rapids, Iowa. He was a member of the Board of the Federal Reserve Bank of Chicago from 1997 to 2003 as well as a Director of Alliant Energy from 2000-2004 and Member and President Pro Tem of the Board of Regents for the State of Iowa University System from 2007 to 2013. Mr. Evans is a Life Trustee of Coe College and formerly served as Chairman of the Board of United Fire Group from 2009 to 2021, served as a Director and Public Member of the American Board of Orthopedic

Surgery from 2015 to 2020 and served on the Board of the Gazette Company from 1996 to 2015. He has a Bachelor of Arts from Coe College and a M.B.A. from the University of Iowa.

William C. Hunter

Dr. Hunter became Dean Emeritus of the Henry B. Tippie College of Business at the University of Iowa in 2012, after having served as Dean of the College since July 2006. He had been Dean and Distinguished Professor of Finance at the University of Connecticut School of Business from 2003 to 2006. From 1995 to 2003, he was the Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago. He has held faculty positions at Emory University, Atlanta University, the University of Georgia and Northwestern University. He has consulted with numerous foreign central banks and official agencies in Europe, Asia, Central America and South America. He has been a Director of Wellmark, Inc. since 2009. He is a past Director (2005-2015) and a past President (2010-2014) of Beta Gamma Sigma, Inc., The International Business Honor Society and a past Director (2004-2018) of the Xerox Corporation. Dr. Hunter received his PhD (1978) and MBA (1970) from Northwestern University and his BS from Hampton University (1970).

Amy B.R. Lancellotta

After 30 years of service, Ms. Lancellotta retired at the end of 2019 from the Investment Company Institute (ICI), which represents regulated investment companies on regulatory, legislative and securities industry initiatives that affect funds and their shareholders. From November 2006 until her retirement, Ms. Lancellotta served as Managing Director of ICI’s Independent Directors Council (IDC), which supports fund independent directors in fulfilling their responsibilities to promote and protect the interests of fund shareholders. At IDC, Ms. Lancellotta was responsible for all ICI and IDC activities relating to the fund independent director community. In conjunction with her responsibilities, Ms. Lancellotta advised and represented IDC, ICI, independent directors and the investment company industry on issues relating to communication, governance and policy initiatives. Prior to serving as Managing Director of IDC, Ms. Lancellotta held various other positions with ICI beginning in 1989. Before joining ICI, Ms. Lancellotta was an associate at two Washington D.C. law firms. In addition, since 2020, she has been a member of the Board of Directors of the Jewish Coalition Against Domestic Abuse (JCADA), an organization that seeks to end power-based violence, empower survivors and ensure safe communities. Ms. Lancellotta received a B.A. degree from Pennsylvania State University in 1981 and a J.D. degree from the National Law Center, George Washington University (currently known as George Washington University Law School) in 1984.

Joanne T. Medero

Ms. Medero has over 30 years of financial services experience and, most recently, from December 2009 until her retirement in July, 2020, she was a Managing Director in the Government Relations and Public Policy Group at BlackRock, Inc. (BlackRock). From July 2018 to July 2020, she was also a Senior Advisor to BlackRock’s Vice Chairman, focusing on public policy and corporate governance issues. In 1996, Ms. Medero joined Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, she was a Managing Director and served as Global General Counsel and Corporate Secretary until 2006. Then, from 2006 to 2009, Ms. Medero was a Managing Director and Global Head of Government Relations and Public Policy at Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, she was a Managing Director and served as Global General Counsel and Corporate Secretary until 2006. Then, from 2006 to 2009, Ms. Medero was a Managing Director and Global Head Government Relations and Public Policy at Barclays Group (IBIM), where she provided policy guidance and directed legislative and regulatory advocacy programs for the investment banking, investment management and wealth management businesses. Before joining BGI, Ms. Medero was a Partner at Orrick, Herrington & Sutcliffe LLP from 1993 to 1995, where she specialized in derivatives and financial markets regulation issues. Additionally, she served as General Counsel of the Commodity Futures Trading Commission (CFTC) from 1989 to 1993 and, from 1986 to 1989, she was Deputy Associate Director/Associate Director for Legal and Financial Affairs at The White House Office of Presidential Personnel. Further, from 2006 to 2010, Ms. Medero was a member of the CFTC Global Markets Advisory Committee and she has been actively involved in financial industry associations, serving as Chair of the Steering Committee of the SIFMA (Securities Industry and Financial Markets Association) Asset Management Group (2016-2018) and Chair of the CTA (Commodity Trading Advisor), CPO (Commodity Pool Operator) and Futures Committee of the Managed Funds Association (2010-2012). Currently, Ms. Medero chairs the Corporations, Antitrust and Securities Practice Group of The Federalist Society of Law and Public Policy (since 2010 and from 2000 to 2002). In addition, since 2019, she has been a member of the Board of Directors of the Baltic-American Freedom Foundation, which seeks to provide opportunities for citizens of the Baltic States to gain education and professional development through exchanges in the United States. Ms. Medero received a B.A. degree from St. Lawrence University in 1975 and a J.D. degree from the National Law Center, George Washington University (currently known as George Washington University Law School) in 1978.

Albin F. Moschner

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995. Mr. Moschner was Chairman of the Board (2019) and a member of the Board of Directors (2012-2019) of USA Technologies, Inc. and, from 1996 until 2016, he was a member of the Board of Directors of Wintrust Financial Corporation. In addition, he is emeritus (since 2018) of the Advisory Boards of the Kellogg School of Management (1995-2018) and the Archdiocese of Chicago Financial Council (2012-2018). Mr. Moschner received a Bachelor of Engineering degree in Electrical Engineering from The City College of New York in 1974 and a Master of Science degree in Electrical Engineering from Syracuse University in 1979.

John K. Nelson

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm that develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank's Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank's representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014). At Fordham University, he served as a director of The President's Council (2010- 2019) and previously served as a director of The Curran Center for Catholic American Studies (2009-2018). He served as a trustee and Chairman of The Board of Trustees of Marian University (2011-2013). Mr. Nelson is a graduate of Fordham University, holding a BA in Economics and an MBA in Finance.

Judith M. Stockdale

Ms. Stockdale retired in 2012 as Executive Director of the Gaylord and Dorothy Donnelley Foundation, a private foundation working in land conservation and artistic vitality in the Chicago region and the Low Country of South Carolina. She is currently a board member of the Land Trust Alliance (since 2013). Her previous positions include Executive Director of the Great Lakes Protection Fund, Executive Director of Openlands, and Senior Staff Associate at the Chicago Community Trust. She has served on the Advisory Council of the National Zoological Park, the Governor’s Science Advisory Council (Illinois), and the Nancy Ryerson Ranney Leadership Grants Program. She has served on the Boards of Brushwood Center, Forefront f/k/a Donors Forum and the U.S. Endowment for Forestry and Communities. Ms. Stockdale, a native of the United Kingdom, has a Bachelor of Science degree in geography from the University of Durham (UK) and a Master of Forest Science degree from Yale University.

Carole E. Stone

Ms. Stone recently retired from the Board of Directors of the Cboe Global Markets, Inc. (formerly, CBOE Holdings, Inc.), having served from 2010-2020. She previously served on the Boards of the Chicago Board Options Exchange and C2 Options Exchange, Incorporated. Ms. Stone retired from the New York State Division of the Budget in 2004, having served as its Director for nearly five years and as Deputy Director from 1995 through 1999. She has also served as the Chair of the New York Racing Association Oversight Board, as a Commissioner on the New York State Commission on Public Authority

Reform and as a member of the Boards of Directors of several New York State public authorities. Ms. Stone has a Bachelor of Arts in Business Administration from Skidmore College.

Matthew Thornton III

Mr. Thornton has over 40 years of broad leadership and operating experience from his career with FedEx Corporation (“FedEx”), which, through its portfolio of companies, provides transportation, e-commerce and business services. In November 2019, Mr. Thornton retired as Executive Vice President and Chief Operating Officer of FedEx Freight Corporation (FedEx Freight), a subsidiary of FedEx, where, from May 2018 until his retirement, he had been responsible for day-to-day operations, strategic guidance, modernization of freight operations and delivering innovative customer solutions. From September 2006 to May 2018, Mr. Thornton served as Senior Vice President, U.S. Operations at Federal Express Corporation (FedEx Express), a subsidiary of FedEx. Prior to September 2006, Mr. Thornton held a range of positions of increasing responsibility with FedEx, including various management positions. In addition, Mr. Thornton currently (since 2014) serves on the Board of Directors of The Sherwin-Williams Company, where he is a member of the Audit Committee and the Nominating and Corporate Governance Committee, and the Board of Directors of Crown Castle International (since 2020), where he is a member of the Strategy Committee and the Compensation Committee. Formerly (2012-2018), he was a member of the Board of Directors of Safe Kids Worldwide®, a non-profit organization dedicated to the prevention of childhood injuries. Mr. Thornton is a member (since 2014) of the Executive Leadership Council (ELC), the nation’s premier organization of global black senior executives. He is also a member of the National Association of Corporate Directors (NACD). Mr. Thornton has been recognized by Black Enterprise on its 2017 list of the Most Powerful Executives in Corporate America and by Ebony on its 2016 Power 100 list of the world’s most influential and inspiring African Americans. Mr. Thornton received a B.B.A. degree from the University of Memphis in 1980 and an M.B.A. from the University of Tennessee in 2001.

Terence J. Toth

Mr. Toth, the Nuveen Funds’ Independent Chairman, was a Co-Founding Partner of Promus Capital (2008-2017). From 2012 to 2021, he was a Director of Quality Control Corporation, from 2010 to 2019, he was a Director of Fulcrum IT Service LLC and from 2012 to 2016, he was a Director of LogicMark LLC. From 2008 to 2013, he was a Director of Legal & General Investment Management America, Inc. From 2004 to 2007, he was Chief Executive Officer and President of Northern Trust Global Investments, and Executive Vice President of Quantitative Management & Securities Lending from 2000 to 2004. He also formerly served on the Board of the Northern Trust Mutual Funds. He joined Northern Trust in 1994 after serving as Managing Director and Head of Global Securities Lending at Bankers Trust (1986 to 1994) and Head of Government Trading and Cash Collateral Investment at Northern Trust from 1982 to 1986. He currently serves as Chair of the Board of the Kehrein Center for the Arts (since 2021) and is on the Board of Catalyst Schools of Chicago (since 2008). He is on the Mather Foundation Board (since 2012) and is the Chair of its Investment Committee. Mr. Toth graduated with a Bachelor of Science degree from the University of Illinois, and received his M.B.A. from New York University. In 2005, he graduated from the CEO Perspectives Program at Northwestern University.

Margaret L. Wolff

Ms. Wolff retired from Skadden, Arps, Slate, Meagher & Flom LLP in 2014 after more than 30 years of providing client service in the Mergers & Acquisitions Group. During her legal career, Ms. Wolff devoted significant time to advising boards and senior management on U.S. and international corporate, securities, regulatory and strategic matters, including governance, shareholder, fiduciary, operational and management issues. From 2013 to 2017, she was a Board member of Travelers Insurance Company of Canada and The Dominion of Canada General Insurance Company (each of which is a part of Travelers Canada, the Canadian operation of The Travelers Companies, Inc.). Ms. Wolff has been a trustee of New York-Presbyterian Hospital since 2005 and, since 2004, she has served as a trustee of The John A. Hartford Foundation (a philanthropy dedicated to improving the care of older adults) where she currently is the Chair. From 2005 to 2015, she was a trustee of Mt. Holyoke College and served as Vice Chair of the Board from 2011 to 2015. Ms. Wolff received her Bachelor of Arts from Mt. Holyoke College and her Juris Doctor from Case Western Reserve University School of Law.

Robert L. Young

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P.

Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice. Mr. Young holds a Bachelor of Business Administration degree in Accounting from the University of Dayton and, from 2008 to 2011, he served on the Investment Committee of its Board of Trustees.

Board Compensation

The following table shows, for each independent trustee, (1) the aggregate compensation (including deferred amounts) to be paid by the Funds for the fiscal year ended October 31, 2021, (2) the amount of total compensation paid by the Funds that has been deferred, and (3) the total compensation (including deferred amounts) paid to each trustee by the Nuveen Funds during the fiscal year ended October 31, 2021. Pursuant to the Board’s deferred compensation plan, a portion of the independent trustees’ compensation may be deferred and treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amount of total compensation that has been deferred provided below represents the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Funds.

Name of Trustee	Aggregate Compensation From Funds	Amount of Total Compensation That Has Been Deferred	Total Compensation From Nuveen Funds Paid to Trustee
Jack B. Evans	$493	$0	$411,938
William C. Hunter	489	0	415,750
Amy B.R. Lancellotta**	190	0	117,500
Joanne T. Medero**	190	0	117,500
Albin F. Moschner	494	0	420,050
John K. Nelson	516	0	434,500
Judith M. Stockdale	489	0	429,076
Carole E. Stone	490	0	424,419
Matthew Thornton III*	418	0	335,500
Terence J. Toth	604	0	499,050
Margaret L. Wolff	477	0	423,215
Robert L. Young	482	0	353,518

* Mr. Thornton was elected to the Board of Trustees effective November 16, 2020.

** Ms. Lancellotta and Ms. Medero were elected to the Board of Trustees effective June 1, 2021.

Effective January 1, 2021, independent trustees received a $200,000 annual retainer, increased to $205,000 as of January 1, 2022, plus they receive (a) a fee of $7,000 per day, for attendance in person or by telephone at regularly scheduled meetings of the Board; (b) a fee of $3,000 per meeting for attendance in person or by telephone at special, non-regularly scheduled Board meetings where in-person attendance is required and $2,000, increased to $3,000 as of January 1, 2022, per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (c) a fee of $2,500 per meeting for attendance in person or by telephone at Audit Committee meetings where in-person attendance is required and $2,000, increased to $2,250 as of January 1, 2022, per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (d) a fee of $5,000 per meeting for attendance in person or by telephone at Compliance, Risk Management and Regulatory Oversight Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (e) a fee of $1,000, increased to $1,250 as of January 1, 2022, per meeting for attendance in person or by telephone at Dividend Committee meetings; (f) a fee of $500 per meeting for attendance in person or by telephone at all other committee meetings ($1,000 for shareholder meetings) where in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required, and $100 per meeting when the Executive Committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings, provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held; and (g) a fee of $2,500 per meeting for attendance in person or by telephone at Open-End Funds Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held. In addition to the payments described above, the Chair of the Board receives $100,000, increased to $125,000 as of January 1, 2022, and the chairpersons of the Audit Committee, the Dividend Committee, the Compliance, Risk Management and Regulatory Oversight Committee, the Nominating and Governance Committee and the Open-End Funds Committee receive $15,000, increased to $20,000 as of January 1, 2022, each as additional retainers. Independent trustees also receive a fee of $3,500 per day for site visits to entities that provide services to the Nuveen Funds on days on which no Board meeting is held. When ad hoc committees are organized, the Nominating and Governance Committee will at the time of formation determine compensation to be paid to the members of such committee; however, in general, such fees will be $1,000 per meeting for attendance in person or by telephone at ad hoc committee meetings where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the Nuveen Funds on the basis of relative net assets, although management may, in its discretion, establish a minimum amount to be allocated to each fund. In certain instances, fees and expenses will be allocated only to those Nuveen Funds that are discussed at a given meeting. In certain circumstances, such as during the COVID-19 pandemic, the Board may hold in-person meetings by telephonic or videographic means and be compensated at the in-person rate.

The Trust does not have a retirement or pension plan. The Trust is a participant in a deferred compensation plan (the “Deferred Compensation Plan”) that permits any independent trustee to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the participating Nuveen Funds when the compensation would otherwise have been paid to the trustee. The value of the trustee’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen Funds. An independent trustee may elect to receive distributions in a lump sum or over a period of five years. No participating Nuveen Fund will be liable for any other fund’s obligations to make distributions under the Deferred Compensation Plan.

The Funds have no employees. Each officer of the Trust serves without any compensation from the Funds. The CCO’s compensation, which is composed of base salary and incentive compensation, is paid by the Adviser, with review and input by the Board. Each Fund reimburses the Adviser for an allocable portion of the Adviser’s cost of the CCO’s incentive compensation.

Share Ownership

The information in the table below discloses the dollar ranges of (i) each trustee’s beneficial ownership in the Funds, and (ii) each trustee’s aggregate beneficial ownership in all Nuveen Funds, including in each case the value of fund shares elected by the trustee in the trustees’ deferred compensation plan, as of December 31, 2021, based on the value of fund shares as of that same date.

Name of Trustee	Dollar Range of Equity Securities In the Funds	Aggregate Dollar Range Of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jack B. Evans	$0	Over $100,000
William C. Hunter	$0	Over $100,000
Amy B.R. Lancellotta**	$0	$0
Joanne T. Medero**	$0	$0
Albin F. Moschner	$0	Over $100,000
John K. Nelson	$0	Over $100,000
Judith M. Stockdale	$0	Over $100,000
Carole E. Stone	$0	Over $100,000
Matthew Thornton III*	$0	$0
Terence J. Toth***	$50,001 - $100,000	Over $100,000
Margaret L. Wolff	$0	Over $100,000
Robert L. Young	$0	Over $100,000

*Mr. Thornton was elected to the Board of Trustees effective November 16, 2020.

**Ms. Lancellotta and Ms. Medero were elected to the Board of Trustees effective June 1, 2021.

***Mr. Toth owns between $50,001 and $100,000 in Nuveen ESG International Developed Markets Equity ETF and between $1 and $10,000 in Nuveen ESG Emerging Markets Equity ETF.

As of February 1, 2022, the officers and trustees of the Trust, in the aggregate, owned less than 1% of the shares of the Funds.

As of February 1, 2022, none of the independent trustees or their immediate family members owned, beneficially, or of record, any securities in (i) an investment adviser or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

SERVICE PROVIDERS

Investment Adviser

Nuveen Fund Advisors, LLC, each Fund’s investment adviser, has overall responsibility for management of the Funds, oversees the management of each Fund’s portfolio, manages each Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate. The Adviser is a wholly owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”). The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606.

For the management services and facilities furnished by the Adviser under the Management Agreement, each Fund has agreed to pay an annual management fee based on a percentage of the Fund’s average daily net assets, payable monthly, at a rate set forth in the Prospectus under “Fund Management—Management Fees.” From time to time, the Adviser may waive all or a portion of its fee. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses, and extraordinary expenses. The following table sets forth the management fees paid by the Funds for the last three fiscal years ended October 31.

	Amount of Management Fees
	11/1/18-10/31/19	11/1/19-10/31/20	11/1/20-10/31/21
Nuveen ESG International Developed Markets Equity ETF	$214,904	$212,900	$428,940
Nuveen ESG Emerging Markets Equity ETF	217,729	219,982	399,819

Sub-Adviser

The Adviser has selected Teachers Advisors, LLC to serve as sub-adviser to the Funds with primary responsibility for managing each Fund’s portfolio. TAL is a wholly owned subsidiary of Nuveen and an affiliate of the Adviser. TAL also manages the investments of the TIAA-CREF Funds, the TIAA-CREF Life Funds and the TIAA Separate Account VA-1 and serves as sub-adviser to certain other funds managed by Nuveen Fund Advisors. TAL is located at 730 Third Avenue, New York, New York 10017-3206. The Adviser pays TAL a portfolio management fee out of the advisory fee paid to the Adviser for its services to each Fund equal to 50% of the remainder of (a) the management fee payable by the Fund to the Adviser based on average daily net assets pursuant to the Management Agreement, less (b) any management fee waivers, expense reimbursement payments, revenue sharing payments and operating expenses of the Fund borne by the Adviser in respect to the Fund.

As a result of their common ownership by Nuveen and, ultimately, TIAA, Nuveen Fund Advisors and TAL are considered affiliated persons under common control, and the registered investment companies managed by each are considered to be part of the same group of investment companies.

Portfolio Managers

The following individuals have primary responsibility for the day-to-day implementation of the investment strategies of the Funds.

Teachers Advisors, LLC
Philip James (Jim) Campagna, Managing Director
Lei Liao, Managing Director

Potential Conflicts of Interest of the Sub-Adviser and the Portfolio Managers

Certain portfolio managers of the Funds also manage other registered investment companies or unregistered investment pools and investment accounts, including accounts for TIAA, its affiliated investment advisers, or other client or proprietary accounts (collectively, “Accounts”), which may raise potential conflicts of interest. The Sub-Adviser and its affiliated investment advisers have put in place policies and procedures designed to mitigate any such conflicts. Additionally, TIAA or its affiliates may be involved in certain investment opportunities that have the effect of restricting or limiting Fund participation in such investment opportunities. Such conflicts and mitigating policies and procedures include the following:

Conflicting Positions. Investment decisions made for the Funds may differ from, and may conflict with, investment decisions made by the Sub-Adviser or any of its affiliated investment advisers for Accounts, due to differences in investment objectives, investment strategies, account benchmarks, client risk profiles and other factors. As a result of such differences, if an Account were to sell a significant position in a security while a Fund maintained its position in that security, the market price of such security could decrease and adversely impact a Fund’s performance. In the case of a short sale, the selling Account would benefit from any decrease in price.

Conflicts may also arise in cases where one or more Funds or Accounts are invested in different parts of an issuer’s capital structure. For example, a Fund (or an Account) could acquire debt obligations of a company while an Account (or a Fund) acquires an equity investment in the same company. In negotiating the terms and conditions of any such investments, the Sub-Adviser (or, in the case of an Account, an affiliated investment adviser) may find that the interests of the debt-holding Fund (or Account) and the equity-holding Account (or Fund) may conflict. If that issuer encounters financial problems, decisions over the terms of the workout could raise conflicts of interest (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, debt holding Funds (or Accounts) may be better served by a liquidation of an issuer in which they could be paid in full, while equity-holding Accounts (or Funds) might prefer a reorganization of the issuer that would have the potential to retain value for the equity holders. As another example, holders of an issuer’s senior securities may be able to act to direct cash flows away from junior security holders, and both the junior and senior security holders may be a Fund (or an Account). Any of the foregoing conflicts of interest will be discussed and resolved on a case-by-case basis pursuant to policies and procedures designed to mitigate any such conflicts. Any such discussions will factor in the interests of the relevant parties and applicable laws and regulations. The Sub-Adviser may seek to avoid such conflicts, and, as a result, the Sub-Adviser may choose not to make such investments on behalf of the Funds, which may adversely affect the Funds’ performance if similarly attractive opportunities are not available or identified.

Allocation of Investment Opportunities. Even where Accounts have similar investment mandates as a Fund, the Sub-Adviser or its affiliated investment advisers may determine that investment opportunities, strategies or particular purchases or sales are appropriate for one or more Accounts, but not for the Fund, or are appropriate for the Fund but in different amounts, terms or timing than is appropriate for an Account. As a result, the amount, terms or timing of an investment by a Fund may differ from, and performance may be lower than, investments and performance of an Account.

Aggregation and Allocation of Orders. The Sub-Adviser and its affiliated investment advisers may aggregate orders of the Funds and Accounts, in each case consistent with the applicable adviser’s policy to seek best execution for all orders. Although aggregating orders is a common means of reducing transaction costs for participating Accounts and Funds, the Sub-Adviser or its affiliated investment advisers may be perceived as causing one Fund or Account to participate in an aggregated transaction in order to increase the Sub-Adviser’s or its affiliated investment advisers’ overall allocation of securities in that transaction or future transactions. Allocations of aggregated trades may also be perceived as creating an incentive for the Sub-Adviser to disproportionately allocate securities expected to increase in value to certain Accounts at the expense of a Fund. In addition, a Fund may bear the risk of potentially higher transaction costs if aggregated trades are only partially filled or if orders are not aggregated at all.

The Sub-Adviser and its affiliated investment advisers have adopted procedures designed to mitigate the foregoing conflicts of interest by treating each Fund and Account they advise fairly and equitably over time in the allocation of investment opportunities and the aggregation and allocation of orders. The procedures also are designed to mitigate conflicts in potentially inconsistent trading and provide guidelines for trading priority. Moreover, the Sub-Adviser’s or its affiliated investment advisers’ trading activities are subject to supervisory review and compliance monitoring to help address and mitigate conflicts of interest and ensure that Funds and Accounts are being treated fairly and equitably over time.

For example, in allocating investment opportunities, a portfolio manager considers an Account’s or Fund’s investment objectives, investment restrictions, cash position, need for liquidity, sector concentration and other objective criteria. In addition, orders for the same single security are generally aggregated with other orders for the same single security received at the same time. If aggregated orders are fully executed, each participating Account or Fund is allocated its pro rata share on an average price and trading cost basis. In the event the order is only partially filled, each participating Account or Fund receives a pro rata share. Portfolio managers are also subject to restrictions on potentially inconsistent trading of single securities, although a portfolio manager may sell a single security short if the security is included in an Account’s or Fund’s benchmark and the portfolio manager is underweight in that security relative to the applicable Account’s or Fund’s benchmark. Moreover, the procedures set forth guidelines under which trading for long sales of single securities over short sales of the same or closely related securities are monitored to ensure that the trades are treated fairly and equitably. Additionally, the Funds’ portfolio managers’ decisions for executing those trades are also monitored.

The Sub-Adviser’s procedures also address basket trades (trades in a wide variety of securities—on average approximately 100 different issuers) used in quantitative strategies. However, basket trades are generally not aggregated or subject to the same types of restrictions on potentially inconsistent trading as single-security trades because basket trades are tailored to a particular index or model portfolio based on the risk profile of a particular Account or Fund pursuing a particular quantitative strategy. In addition, basket trades are not subject to the same monitoring as single-security trades because an automated and systematic process is used to execute trades; however, the Funds’ portfolio managers’ decisions for executing those trades are monitored.

Research. The Sub-Adviser allocates brokerage commissions to brokers who provide execution and research services for the Funds and some or all of the Sub-Adviser’s other clients. Such research services may not always be utilized in connection with the Funds or other client Accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. The Sub-Adviser is authorized to pay, on behalf of the Funds, higher brokerage fees than another broker might have charged in recognition of the value of brokerage or research services provided by the broker. The Sub-Adviser has adopted procedures with respect to these so-called “soft dollar” arrangements, including the use of brokerage commissions to pay for brokers’ in-house and non-proprietary research, the process for allocating brokerage, and the Sub-Adviser’s practices regarding the use of third-party soft dollars.

IPO Allocation. The Sub-Adviser has adopted procedures designed to ensure that it allocates initial public offerings to the Funds and the Sub-Adviser’s other clients in a fair and equitable manner, consistent with its fiduciary obligations to its clients.

Compensation. The compensation paid to the Sub-Adviser for managing the Funds, as well as certain other clients, is based on a percentage of assets under management, whereas the compensation paid to the Sub-Adviser for managing certain other clients is based on cost. However, no client currently pays the Sub-Adviser a performance-based fee. Nevertheless, the Sub-Adviser may be perceived as having an incentive to allocate securities that are expected to increase in value to accounts in which the Sub-Adviser has a proprietary interest or to certain other accounts in which the Sub-Adviser receives a larger asset-based fee.

TIAA. TIAA or its affiliates, including Nuveen, sponsor an array of financial products for retirement and other investment goals, and provide services worldwide to a diverse customer base. Accordingly, from time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual restrictions that arise due to an Account’s investments and/or the internal policies of TIAA or its affiliates designed to comply with such restrictions. As a result, there may be periods, for example, when the Sub-Adviser will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which investment limits have been reached.

The investment activities of TIAA or its affiliates may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by TIAA or its affiliates for the Funds and Accounts that may not be exceeded without the grant of a license or other regulatory or corporate consent. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of the Sub-Adviser, on behalf of the Funds or Accounts, to purchase or dispose of investments or exercise rights or undertake business transactions may be restricted by regulation or otherwise impaired. As a result, the Sub-Adviser, on behalf of the Funds or Accounts, may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when the Sub-Adviser, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

Structure of Compensation for the Portfolio Managers

Portfolio managers are compensated through a combination of base salary, annual performance awards, long-term compensation awards and, for certain portfolio managers, equity-like performance based plans. Currently, the annual performance awards and long-term compensation awards are determined using both quantitative (75%) and qualitative factors (25%) including, but not limited to, Investment Ratio, ranking versus Morningstar peers, risk-adjusted variation in return vs. benchmark, and management/peer reviews.

The variable component of a portfolio manager’s compensation is remunerated as: (1) a current year cash bonus; (2) a long-term performance award, which is on a 3-year cliff vesting cycle and (3) an equity-like profits interest plan. Fifty percent (50%) of the long-term award is based on the Fund(s) managed by the portfolio manager during the 3-year vesting period, while the value of the remainder of the long-term award is based on the performance of the TIAA organization as a whole. The equity-like profits interest vests over time and entitles participants to a percentage of Advisors’ annual profits and the profits of its affiliate Nuveen Asset Management. The equity-like profits interest is allocated to individual portfolio managers based on such person’s overall contribution to Advisors and Nuveen Asset Management.

Risk-adjusted investment performance is calculated, where records are available, over one, three and five years, each ending December 31. For each year, the gross excess return (on a before-tax basis)

of a portfolio manager’s mandate(s) is calculated versus each mandate’s assigned benchmark. Please see the Funds’ Prospectuses for more information regarding their benchmark indices. An Information Ratio is then calculated utilizing the gross excess return in the numerator and the greater of the 52-week realized Active Risk (tracking error) or a minimum targeted risk level (typically 300 basis points) in the denominator to generate risk-adjusted investment performance.

Performance relative to peers is evaluated using Morningstar percentile rankings for the 1-, 3- and 5-year ratings, when applicable. For managers with less than a 5-year track record, a 0.25 Investment Ratio and a peer ranking at the middle of the Morningstar grouping is used.

Utilizing the quantitative and qualitative factors discussed above, total compensation is calculated and then compared to the compensation data obtained from surveys that include comparable investment firms. It should be noted that the total compensation can be increased or decreased based on the performance of the equity group as a unit and the relative success of the TIAA organization in achieving its financial and operational objectives.

There are generally no differences between the methods used to determine compensation with respect to the Funds and the Other Accounts shown in the table below.

Other Accounts Managed by the Portfolio Managers

In addition to the Funds, as of December 31, 2021, the portfolio managers were also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees
Philip James (Jim) Campagna	Registered Investment Companies	27	$158,759	0	$0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	6	996	0	0
Lei Liao	Registered Investment Companies	27	$158,759	0	$0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	6	996	0	0

Beneficial Ownership of Securities by the Portfolio Managers

As of the fiscal year ended October 31, 2021, the portfolio managers did not beneficially own any shares of the Funds.

Administrator, Custodian, and Transfer Agent

Brown Brothers Harriman (“BBH”), located at 50 Post Office Square, Boston, Massachusetts 02110, is the administrator, custodian and transfer agent for the Funds. As custodian, BBH performs custodial, fund accounting and portfolio accounting services.

Distributor

Nuveen Securities, LLC, 333 West Wacker Drive, Chicago, Illinois 60606, serves as the principal underwriter of the Nuveen ETFs, including the Funds, pursuant to a Distribution Agreement dated August 2, 2016 (the “Distribution Agreement”). The Distributor is an affiliate of the Adviser and a subsidiary of Nuveen. The Distributor also serves as the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Funds.

Pursuant to the Distribution Agreement, the Fund have appointed the Distributor to be the agent for the distribution of the Funds’ shares on a continuous offering basis. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “Purchase and Redemption of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Adviser and/or its affiliates may make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds and certain other Nuveen ETFs available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by the Adviser and/or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Nuveen ETF complex. Payments of this type are sometimes referred to as “revenue-sharing payments.” A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds or other Nuveen ETFs over another investment.

Distribution and Service Plan

Each Fund has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides in substance that an open-end management investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plan authorizes each Fund to pay up to 0.25% in distribution fees to the Distributor. No payments pursuant to the Plan will be made during the next twelve (12) months of operation.

The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the independent trustees who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board and a vote of the independent trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit a Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of shareholders, and any other material amendments of the Plan must be approved by the independent trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the independent trustees of the Trust will be committed to the discretion of the independent trustees then in office. With the exception of the Distributor and its affiliates, no “interested person” of a Fund, as that term is defined in the 1940 Act, and no trustee of a Fund has a direct or indirect financial interest in the operation of the Plan or any related agreement.

Independent Registered Public Accounting Firm

KPMG LLP, 200 East Randolph Street, Suite 5500, Chicago, Illinois 60601, independent registered public accounting firm, has been selected as auditors for the Funds.

Securities Lending Agent

State Street Bank and Trust Company (“State Street”) serves as the securities lending agent to the Funds. Pursuant to a Securities Lending Agreement and in accordance with procedures established by the Board of Trustees, State Street effects loans of Fund securities to any firm on a list of approved borrowers, negotiates loan terms, monitors the value of the loaned securities and collateral, requests additional collateral as necessary, manages reinvestment of collateral in a pooled cash collateral reinvestment vehicle, arranges for the return of loaned securities to a Fund, and maintains records and prepares reports regarding loans that are made and the income derived therefrom.

The following table provides the dollar amounts of income and fees and/or compensation related to the Funds' securities lending activities during the fiscal year ended October 31, 2021.

	Nuveen ESG International Developed Markets Equity ETF	Nuveen ESG Emerging Markets Equity ETF
Gross income from securities lending activities	$11	$439
Fees and/or compensation paid by each Fund for securities lending activities and related services:
Fees paid to Securities Lending Agent from a revenue split	(1)	(33)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	(1)	(22)
Administrative fees not included in the revenue split	—	—
Indemnification fees not included in the revenue split	—	—
Rebate (paid to borrower)	—	(10)
Other fees not included in the revenue split	—	—
Aggregate fees/compensation for securities lending activities	(2)	(65)
Net income from securities lending activities	$9	$374

CODES OF ETHICS

The Funds, the Adviser, the Sub-Adviser, the Distributor and the Board’s independent trustees have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act and, with respect to the Adviser and the Sub-Adviser, Rule 204A-1 under the Investment Advisers Acts of 1940, as amended, addressing personal securities transactions and other conduct by investment personnel and other persons who may have access to information about the Funds’ securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Funds, subject to certain prohibitions, which may include prohibitions on investing in certain types of securities, pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Board and could result in severe penalties.

PROXY VOTING POLICIES

The Funds have delegated authority to the Adviser to vote proxies for securities held by the Funds, and the Adviser has in turn delegated that responsibility to the Sub-Adviser. The Adviser’s proxy voting policy establishes minimum standards for the exercise of proxy voting authority by the Sub-Adviser.

The Sub-Adviser votes proxies of the Funds’ portfolio companies in accordance with the guidelines articulated in the TIAA-CREF Policy Statement on Responsible Investing, attached as Schedule A of this SAI.

The Sub-Adviser has a dedicated team of professionals responsible for reviewing and voting proxies. In analyzing a proposal, in addition to exercising their professional judgment, these professionals utilize various sources of information to enhance their ability to evaluate the proposal. These sources may include research from third party proxy advisory firms and other consultants, various corporate governance-focused organizations, related publications and TIAA investment professionals. Based on their analysis of proposals and guided by the TIAA-CREF Policy Statement on Responsible Investing, these professionals then vote in a manner intended solely to advance the best interests of the Funds’ shareholders.

The Sub-Adviser has implemented policies, procedures and processes designed to prevent conflicts of interest from influencing proxy voting decisions. These include (i) a clear separation of proxy voting functions from external client relationship and sales functions; and (ii) the active monitoring by the Sub-Adviser’s legal and compliance professionals of required annual disclosures of potential conflicts of interest by individuals who have direct roles in executing or influencing the Funds’ proxy voting (e.g., the Sub-Adviser’s proxy voting professionals, or a senior executive of the Sub-Adviser or the Sub-Adviser’s affiliates).

There could be rare instances in which an individual who has a direct role in executing or influencing the Funds’ proxy voting (e.g., the Sub-Adviser’s proxy voting professionals or a senior executive of the Sub-Adviser or the Sub-Adviser’s affiliates) is either a director or executive of a portfolio company or may have some other association with a portfolio company. In such cases, this individual is required to recuse himself or herself from all decisions related to proxy voting for that portfolio company.

Voted Proxies. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge by calling (800) 257-8787 or by accessing the SEC’s website at http://www.sec.gov.

BROKERAGE TRANSACTIONS

The Sub-Adviser is responsible for decisions to buy and sell securities for the Funds as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. It is the intention of the Sub-Adviser to place brokerage orders with the objective of obtaining the best execution. In evaluating best execution for transactions, the Sub-Adviser considers a number of factors, including, without limitation, the following: best price; the nature of the security being traded; the nature and character of the markets for the security to be purchased or sold; the likely market impact of the transaction based on the nature of the transaction; the skill of the executing broker; the liquidity being provided by the broker; the broker-dealer’s settlement and clearance capability; the reputation and financial condition of the broker-dealer; the costs of processing information; the nature of price discovery in different markets; and the laws and regulations governing investment advisers. When purchasing or selling securities traded on the over-the-counter market, the Sub-Adviser generally will execute the transactions with a broker engaged in making a market for such securities. When the Sub-Adviser deems the purchase or sale of a security to be in the best interests of one or more Funds, its personnel may, consistent with its fiduciary obligations, decide either to buy or to sell a particular security for the Fund(s) at the same time as for other funds that it may be managing, or that may be managed by its affiliated investment advisers. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made in an equitable manner.

Transactions on equity exchanges, commodities markets and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. Transactions in foreign investments also have negotiated commission rates and they are for the most part the same for all brokers in a particular country with a few exceptions. Trades are regularly monitored for best execution purposes by the equity trading desk.

The Sub-Adviser’s fixed-income traders select the broker-dealers (sell-side) with whom they do business independent of any research, strategy pieces or trade recommendations provided to the Sub-Adviser. The vast majority of institutional fixed-income trading is conducted over-the-counter rather than on exchanges, with set prices plus commissions. Fixed-income trading is based on the risk-taking practice of market making by sell-side firms, which attempt to capture the bid/ask spread on trades where capital is committed (principal model) or on a pre-negotiated spread concession for riskless principal trades (agency model).

The fixed-income marketplace does not use a voting system to rate broker-dealers with the intent of using those rankings to direct or allocate trades. The directive to the Sub-Adviser’s fixed-income traders, and the conventional trading construct within the fixed-income market, is based on the practice of fiduciary efforts to achieve best execution. The research, credit opinions and relative value trade recommendations provided by the Sub-Adviser’s sell-side counterparts are evaluated, but there is no direct linkage between that evaluation and the Sub-Adviser’s selection of a particular broker-dealer for trade execution. When selecting a broker, the traders follow established trading protocols for data aggregation, price discovery, inventory mining and information protection and conduct an assessment of counterparty performance. The protocol incorporates the Sub-Adviser’s knowledge of and experience with select broker-dealers with respect to providing liquidity, namely the highest bid price or lowest offer price for a particular security.

Every broker is formally approved by the Equity or Fixed-Income Best Execution Committee, as appropriate, which is comprised of representatives from trading, portfolio management, compliance and law. Risk management also reviews the creditworthiness of all brokers.

Consistent with best execution, the Sub-Adviser may place orders with brokers providing research and statistical data services even if lower commissions may be available from brokers not providing such services. With respect to equity securities, the Sub-Adviser has adopted a policy embodying the concepts of Section 28(e) under the Securities Exchange Act of 1934, which provides a safe harbor allowing an investment adviser to cause a client to pay a higher commission to a broker that also provides research services than the commission another broker would charge (generally referred to as the use of “soft dollars”). To utilize soft dollars, the Sub-Adviser must determine in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided and that, over time, each client paying soft dollars receives some benefit from the research obtained through the use of soft dollars. An Adviser may make such a determination based upon either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, specific research may not necessarily benefit all accounts paying commissions to such broker. Research obtained through soft dollars may be developed by the broker or a third party, where the obligation to pay is between the broker and the third party. In such cases the research will be paid for through a Commission Sharing Arrangement (“CSA”) or similar arrangement.

Fixed-income trades on behalf of the Funds may not be allocated in order to generate soft dollar credits, but at times, a broker may send the Sub-Adviser unsolicited proprietary research that may be based, in part, on fixed-income trading volume directed to that broker. Similarly, trades on behalf of the Funds that follow an index or quantitative strategy, or execution-only trades, may not generate soft dollars, but, at times, a broker may send the Sub-Adviser unsolicited proprietary research that is based, in part, on such trades.

Research or services obtained for one Fund may be used by the Sub-Adviser in managing other Funds and the Accounts of other investment company clients and advisory clients of the Sub-Adviser. Research or services obtained for the Trust also may be used by the Sub-Adviser’s affiliated investment advisers, including TCIM, for the benefit of their respective clients, and vice versa.

In accordance with the 1940 Act, the Funds have adopted a policy prohibiting the Funds from compensating brokers or dealers for the sale or promotion of a Fund’s shares by the direction of portfolio securities transactions for the Fund to such brokers or dealers. In addition, the Sub-Adviser has instituted policies and procedures so that the Sub-Adviser’s personnel do not violate this policy of the Funds.

The following table sets forth the aggregate brokerage commissions paid by the Funds during the specified periods.

	Aggregate Brokerage Commissions Paid by the Fund
Fund	11/01/18-10/31/19	11/01/19-10/31/20	11/01/20-10/31/21
Nuveen ESG International Developed Markets Equity ETF	$2,056	$1,354	$2,727
Nuveen ESG Emerging Markets Equity ETF	25,291	39,239	63,891

During the fiscal year ended October 31, 2021, the Funds did not pay commissions to brokers in return for their research services.

The following Fund has acquired during the fiscal year ended October 31, 2021 the securities of its regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act or of the parents of the brokers or dealers. The following table sets forth those brokers or dealers and states the value of the Fund’s aggregate holdings of the securities of the issuer as of close of the fiscal year ended October 31, 2021:

Fund	Broker/Dealer	Issuer	Aggregate Fund Holdings of Broker/Dealer or Parent (as of October 31, 2021)
Nuveen ESG International Developed Markets Equity ETF……………..	Nomura Securities International Inc.	Nomura Holdings Inc	$1,380,371
	UBS Securities LLC	UBS Group AG	—

From time to time, the Sub-Adviser may effect purchases and sales of securities between the Funds and other funds or clients advised by the Sub-Adviser or an affiliate (such transactions referred to herein as “cross trades”) if it believes that such transactions are beneficial for each party and consistent with each party’s investment objectives and guidelines, subject to applicable law and regulation. Cross trades may give rise to potential conflicts of interest for the Sub-Adviser. On any occasion when a Fund participates in a cross trade, the Sub-Adviser and the Fund will comply with procedures adopted pursuant to Rule 17a-7 under the 1940 Act and applicable SEC guidance.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies that govern the dissemination of the Funds’ portfolio holdings. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of the Funds. The policies adopted by the Trust are implemented and overseen by the Chief Compliance Officer of the Funds, subject to the oversight of the Board. Compliance officers of the Funds, the Adviser and Sub-Adviser periodically monitor overall compliance with the policies to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the policies. Periodic reports regarding these policies will be provided to the Board. The Board must approve all material amendments to these policies. Prior to the commencement of trading on each day that a Fund is open for business, (1) the Funds’ portfolio holdings are publicly disseminated on the Funds’ publicly accessible website, www.nuveen.com/etf, and through financial reporting and news services, and (2) the composition of the basket of securities and/or cash that will constitute a Creation Unit is publicly disseminated via the National Securities Clearing Corporation, a clearing agency registered with the SEC (“NSCC”).

The Trust, the Adviser and/or Sub-Adviser, and the Distributor will generally not disseminate non-public portfolio holdings information concerning the Funds. However, non-public portfolio holdings information may be provided to certain parties if approved by the Funds’ Chief Administrative Officer or Secretary upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

There is no assurance that the Trust’s policies on portfolio holdings disclosure will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Purchase and Sale of Shares.”

The Depository Trust Company (“DTC”) acts as securities depositary for the shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to other banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Funds held by each DTC Participant. The Trust, either directly or through a third party service, shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust, either directly or through a third party service, shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant and/or third party service a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Listing Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth the percentage ownership of each person, who, as of February 1, 2022, owned of record, or is known by the Adviser to have owned beneficially, 5% or more of the Funds’ shares.

Name of Fund	Name and Address of Owner	Percentage of Ownership

ESG International Developed Markets Equity ETF	National Financial Services Corporation 200 Liberty Street New York, NY 10281	19.27%
	Pershing, L.L.C. One Pershing Plaza Jersey City, NJ 07399	13.59%
	TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154	11.01%
	RBC Capital Markets Corporation 200 Vesey Street New York, NY 10281	9.07%
	UBS Financial Services Inc. 1000 Harbor Boulevard Weehawken, NJ 07086-6790	8.02%

Name of Fund	Name and Address of Owner	Percentage of Ownership
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	7.02%
	U.S. Bancorp Investments Inc. 60 Livingston Avenue St. Paul, MN 55107	6.12%

ESG Emerging Markets Equity ETF	TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154	17.88%
	National Financial Services Corporation 200 Liberty Street New York, NY 10281	15.44%
	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	10.74%
	LPL Financial Corporation 75 State Street, 22nd Floor Boston, MA 02109	10.20%
	RBC Capital Markets Corporation 200 Vesey Street New York, NY 10281	9.76%
	Pershing, L.L.C. One Pershing Plaza Jersey City, NJ 07399	9.12%
	Wells Fargo Clearing Services, LLC 1 North Jefferson Avenue St. Louis, MO 63103	6.76%
	UBS Financial Services Inc. 1000 Harbor Boulevard Weehawken, NJ 07086-6790	6.39%

An Authorized Participant may hold of record more than 25% of the outstanding shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of a Fund, may be affiliated with an index provider, may be deemed to have control of a Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of a Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of the Distributor (the “Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of a Fund. When granted the power to vote, the Agent shall mirror vote such shares in the same proportion as all other beneficial owners of a Fund.

It is also possible that, from time to time, Nuveen or its affiliates may, subject to compliance with applicable law, purchase and hold shares of a Fund. Nuveen and its affiliates reserve the right, subject to compliance with applicable law, to sell at any time some or all of the shares of a Fund acquired for their own accounts. A large sale of shares of a Fund by Nuveen or its affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s market price.

PURCHASE AND REDEMPTION OF CREATION UNITS

The Funds issue and redeem shares on a continuous basis, at NAV, only in a large specified number of shares called a “Creation Unit.” Creation Units are typically purchased and redeemed in-kind, but they may also be purchased and redeemed, in whole or in part, for cash in the Adviser’s discretion. Each Fund’s NAV is determined once each day the NYSE is open for business (a “Business Day”), as described under “Determination of Net Asset Value.”

Only Authorized Participants may purchase and redeem Creation Units directly from the Funds at NAV. To become an Authorized Participant, a firm must execute an Authorized Participant Agreement (the “Participant Agreement”) that has been agreed to by the Distributor and BBH, in a form approved by the Trust. Among other things, the Participant Agreement requires that an Authorized Participant be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC or (ii) a DTC Participant.

The Funds issue and redeem Creation Units through the Distributor at their NAV next determined after receipt of an order in proper form on any Business Day. All orders to purchase or redeem Creation Units directly from the Funds, including non-standard orders (as defined below), must be placed in the manner and by the time specified by a Fund on each Business Day (generally, 4 p.m., Eastern time) (the “Cut-Off Time”). The date on which an order to purchase or redeem Creation Units is received in proper form and is accepted by the Distributor is referred to as the “Order Placement Date.” An order is generally considered to be in “proper form” if all procedures set forth in the Participant Agreement, the AP Handbook and this SAI are properly followed.

An Authorized Participant submitting a creation or redemption order is deemed to make certain representations to the Trust as set forth in the Participant Agreement. The Distributor reserves the right to verify these representations in its discretion. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Distributor in its sole discretion, the order will not be considered to have been received in proper form and may be rejected by the Distributor.

Purchase (Creation)

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of (a) either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and (b) the Cash Component, defined and computed as described below. Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” the value of which equals the NAV of a Creation Unit of a Fund on any given Order Placement Date. In addition to the Fund Deposit, Authorized Participants will be charged a standard fixed transaction fee and, for purchases effected in whole or in part with Deposit Cash, a variable transaction fee intended to cover the costs a Fund incurs in acquiring portfolio securities with such Deposit Cash. See “Transaction Fees” below for additional information.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. The Cash Component may include a “Dividend Equivalent Payments,” which enables a Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of a Fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by a Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Funds and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the Authorized Participant will be entitled to receive cash in an amount equal to the Cash Component. Computation of the Cash

Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

BBH, through NSCC, makes available on each Business Day, prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time) (the “NYSE Open”), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the Fund Deposit (based on information at the end of the previous Business Day) for each Fund on such day. Such Fund Deposit is subject to any applicable adjustments, as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund may be changed from time to time by the Adviser with a view to achieving the investment objective of a Fund. Information regarding the Fund Deposit necessary for the purchase of a Creation Unit is made available to Authorized Participants and other market participants seeking to transact in Creation Unit aggregations. The composition of the Deposit Securities may also change in response to rebalancing adjustments, interest payments, corporate action events and adjustments to the weighting or composition of the component securities of a Fund’s underlying Index.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any or all Deposit Securities, including, without limitation, in situations where a Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws; or (v) in certain other situations (collectively, “non-standard orders”). The Trust also reserves the right to: (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash and (ii) include or remove Deposit Securities from the Fund Deposit in anticipation of Index rebalancing changes.

Procedures for Purchase of Creation Units. Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities), through DTC (for corporate securities and municipal securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. Foreign Deposit Securities must be delivered to an account maintained on behalf of a Fund at its applicable local subcustodian. Transfer of the Fund Deposit and all applicable transaction fees must be ordered by the Authorized Participant in a timely fashion so as to ensure delivery to the account of a Fund or its agents by no later than 3:00 p.m. Eastern time on the date on which the Creation Units are to be delivered (the “Settlement Date”), which for purchases is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any securities or cash, as applicable, will be determined by the Distributor, whose determination shall be final and binding. If the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the purchase order may be cancelled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. Any such cancelled order may be resubmitted the following Business Day using the Fund Deposit required for such Business Day.

Investors placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the Cut-Off Time on such Business Day. An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not be an Authorized Participant, in which case orders to purchase shares directly from a Fund in Creation Units would have to be placed by the investor’s broker through an Authorized Participant. In such cases, the Authorized Participant may impose additional charges on such investor. At any given time, there may be only a limited number of Authorized Participants, and only a small number of such Authorized Participants may have international capabilities.

Except as provided below, Creation Units will not be issued until the transfer of good title to a Fund of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component and all applicable transaction fees have been completed. In instances where a Fund accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be delivered in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities as described below. In these circumstances, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, (ii) all applicable transaction fees and (iii) an additional amount of cash equal to a percentage of the market value, as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Cash Collateral”), which shall be maintained by BBH in a general non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with a Fund, pending delivery of the missing Deposit Securities, to the extent necessary to maintain the Cash Collateral with a Fund in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. A Fund may use such Cash Collateral to buy the missing Deposit Securities at any time. Authorized Participants will be liable to a Fund for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by a Fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the Order Placement Date plus the brokerage and related transaction costs associated with such purchases. A Fund will return any unused portion of the Cash Collateral once all of the missing Deposit Securities have been properly received by BBH. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

The Distributor reserves the right to reject a purchase order in its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant do not match those disseminated through the facilities of NSCC for that date; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Funds, be unlawful; or (f) in the event that circumstances outside the control of the Funds, the Distributor, BBH and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units (examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Funds, the Distributor, BBH, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events). The Funds or its agents shall communicate to the Authorized Participant the rejection of an order. The Funds, the Distributor and BBH are under no duty, however, to give notification of any defects or irregularities in any order or in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification. The Funds, the Distributor and BBH shall not be liable for the rejection of any purchase order for Creation Units.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Fund shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by a Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit.

Redemption proceeds for a Creation Unit will be paid either in-kind or in cash, or a combination thereof, as disclosed by BBH prior to the NYSE Open. With respect to in-kind redemptions, BBH, through NSCC, makes available prior to the NYSE Open on each Business Day the list of the names and share quantities of each Fund’s portfolio securities (subject to possible amendment or correction) that will be distributed upon the receipt of redemption requests in proper form prior to the Cut-Off Time on that day (“Fund Securities”).

In connection with any in-kind redemptions, Authorized Participants will also pay or receive cash in an amount equal to the difference between the NAV of the Creation Units being redeemed and the value of the Fund Securities received (the “Cash Redemption Component”). In the event that the Fund Securities have a value greater than the NAV of the Creation Units, a Cash Redemption Component equal to the differential is required to be paid to the Funds by the Authorized Participant. In the event that the Fund Securities have a value less than the NAV of the Creation Units, a Cash Redemption Component equal to the differential will be paid by the Funds to the Authorized Participant.

Notwithstanding the foregoing, at a Fund’s discretion, an Authorized Participant may receive the corresponding cash value of all or a portion of the Fund Securities.

Procedures for Redemption of Creation Units. After an order for redemption in proper form has been received, the Funds will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Component to the Authorized Participant by the Settlement Date. With respect to in-kind redemptions of the Funds, the calculation of the value of the Fund Securities and the Cash Redemption Component to be delivered upon redemption will be made by BBH according to the procedures set forth under “Determination of Net Asset Value,” computed on the Order Placement Date. Therefore, if a redemption order in proper form is submitted by an Authorized Participant by the Cut-Off Time on the Order Placement Date, and the requisite number of shares of the Funds are delivered to BBH prior to 3:00 p.m. Eastern time on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Component to be delivered will be determined on such Order Placement Date. If the requisite number of shares of the Funds are not delivered by 3:00 p.m. Eastern time on the Settlement Date, the Funds will not release the Fund Securities for delivery unless collateral is posted in such percentage amount of missing shares as set forth in the Participant Agreement (marked to market daily).

In order to take delivery of Fund Securities upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded (or such other arrangements as allowed by the Funds or its agents), to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two Business Days of the Order Placement Date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds with respect to a Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. In certain circumstances, intervening holidays in an applicable foreign market that are not holidays observed in the U.S. equity market may cause a Fund to take more than seven calendar days to deliver redemption proceeds. If neither the redeeming shareholder nor the Authorized Participant acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholders will be required to receive its redemption proceeds in cash.

If it is not possible to effect deliveries of the Fund Securities, a Fund may, in its sole discretion, exercise its option to redeem shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an Authorized Participant may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the Authorized Participant will receive a cash payment equal to the NAV of its shares on the Order Placement Date, minus a fixed transaction fee and an additional variable transaction fee, each as described in further detail below under “Transaction Fees,” to offset the Trust’s brokerage and other transaction costs associated with the disposition of portfolio securities necessary to fund the redemption in cash.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that it could not lawfully deliver specific Fund Securities or could not do so without first registering the Fund Securities under such laws. An Authorized Participant (or a client for which it is acting) subject to a legal restriction with respect to a particular security included in the Fund Securities may be paid an equivalent amount of cash. The Authorized Participant may request a redeeming client to complete certain documentation with respect to such matters. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by a Fund to provide a written confirmation with respect to QIB status in order to receive Fund Securities. Redemptions effected in cash will be subject to applicable transaction fees.

The right of redemption may be suspended or the Settlement Date postponed with respect to a Fund (1) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Listing Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which redemption of shares of a Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Required Early Submission of Orders

Notwithstanding the foregoing, a Fund may require orders to be placed earlier than the normal Cut-Off Time, and in certain circumstances up to 23 hours prior to the normal Cut-Off Time. Authorized Participants will be notified in the event that the Cut-Off Time for an order will be earlier than normal on any particular Business Day. Orders to purchase shares that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the markets in the relevant foreign market are closed may not be accepted.

Transaction Fees

Transaction fees, as set forth in the table below, are imposed to cover transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day that does not vary with the number of Creation Units created or redeemed on that day. Additional variable transaction fees will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. The following table shows, as of the date of this SAI, the approximate value of one Creation Unit and the standard fixed and maximum additional variable transaction fees for creations and redemptions (as described above):

Fund Name	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
ESG International Developed Markets Equity ETF	$2,975,000	100,000	$4,000	0%	0%
ESG Emerging Markets Equity ETF	$3,118,000	100,000	$12,200	0%	0%

* As a percentage of the NAV per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.

The Funds may adjust the transaction fees from time to time upon notice to Authorized Participants. The Adviser may also from time to time cover the cost of any transaction fees if it determines it is in a Fund’s best interest.

In addition, with respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the Fund and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund Securities from the Funds to their account or as otherwise specified on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee by such intermediary for such services.

DETERMINATION OF NET ASSET VALUE

Each Fund’s NAV is determined as set forth in the Prospectus under “General Information—Net Asset Value.”

CAPITAL STOCK

Each Fund issues shares of beneficial interest, par value $.01 per share. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

The Trust is not required to and does not intend to hold annual meetings of shareholders. The Trust’s Declaration of Trust (the “Declaration”) requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees the authority to approve reorganizations between a Fund and another entity, such as another ETF, or the sale of all or substantially all of a Fund’s assets, or the termination of the Trust or a Fund without shareholder approval if the 1940 Act would not require such approval. Each share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series; and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter.

The Trustees establish the number of Trustees and may fill vacancies on the Board, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. “Cause” requires willful misconduct, dishonesty, fraud or a felony conviction. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

Under the Declaration, by becoming a shareholder of a Fund, each shareholder is expressly held to have agreed to be bound by the provisions of the Declaration and the Trust’s By-laws. The Declaration may, except in limited circumstances, be amended by the Trustees in any respect without a shareholder vote. Shareholders may be required to disclose information on direct or indirect ownership of a Fund’s shares in order to comply with various laws applicable to a Fund or as the Trustees may determine, and ownership of a Fund’s shares may be disclosed by a Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem shares held by any shareholder for any reason under terms set by the Trustees.

In order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the Funds or their shareholders as a result of spurious shareholder claims, demands and derivative actions, the Declaration provides a detailed process for the bringing of derivative actions by shareholders, and provides that actions that are derivative in nature may not be brought directly. Consistent with applicable Massachusetts law, prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Funds, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Funds. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder may be responsible for a Fund’s costs and expenses if a court determines that a derivative action was made without reasonable cause or for an improper purpose, if a derivative or direct action is dismissed on the basis of a failure to comply with the procedural provisions relating to shareholder actions as set forth in the Declaration or if a direct action is dismissed by a court for failure to state a claim. Any shareholder bringing an action against a Fund waives the right to trial by jury to the fullest extent permitted by law and any action commenced by a shareholder may be brought only in the U.S. District Court for the District of Massachusetts (Boston Division) or if any such action may not be brought in that court, then in the Business Litigation Session of Suffolk Superior Court in Massachusetts (the “Chosen Courts”), under the terms of the Declaration. Except as prohibited by law, if a shareholder commences an applicable action in a court other than a Chosen Court, the shareholder may be obligated to reimburse a Fund and any applicable Trustee or officer of a Fund made party to such proceeding for the costs and expenses (including attorneys’ fees) incurred in connection with any successful motion to dismiss, stay or transfer of the action.

The Declaration specifically provides, however, that no provision of the Declaration is effective to require a waiver of compliance with any provision of, or restrict any shareholder rights expressly granted by, the 1933 Act, the Securities Exchange act of 1934, as amended, or the 1940 Act, or any rule, regulation or order of the Securities and Exchange Commission thereunder. The provisions of the Declaration are severable, and if the Trustees determine, with the advice of counsel, that any such provision, in whole or in part, conflict with applicable laws and regulations, the conflicting provisions, or part or parts thereof, will be deemed to be not part of the Declaration (provided, that any such determination will not render any of the remaining provisions invalid or improper).

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However,

the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its series, in connection with the affairs of the Trust or for any act, omission, or obligation of the Trust. A Trustee is liable only for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Shareholder inquiries may be made by writing to the Trust, c/o the Distributor, Nuveen Securities, LLC, at 333 West Wacker Drive, Chicago, Illinois 60606.

TAX MATTERS

Federal Income Tax Matters

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. Unless you are a tax-exempt entity or your investment in the Funds is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Funds make distributions or you sell Fund shares. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company (RIC)

Each Fund has elected or intends to elect to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% qualifying income test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in clause (a)(i) of the description of the 90% qualifying income test applicable to RICs, above) will be treated as qualifying income.

Taxation of the Funds

If a Fund qualifies for treatment as a RIC, the Fund will generally not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

If, for any taxable year, a Fund was to fail to qualify as a RIC or was to fail to meet the distribution requirement described above, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by a Fund in computing its taxable income. In addition, a Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, a Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.

Each Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (the excess of a Fund’s net long-term capital gain over its net short-term capital loss). Investment income that is retained by a Fund will generally be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so. Each Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of such Fund to satisfy the requirement for qualification as a RIC.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

“Net capital losses” are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a RIC may carry net capital losses from any taxable year forward to offset capital gains in future years. A Fund is permitted to carry net capital losses forward indefinitely. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to a Fund and may not be distributed as capital gains to shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Distributions

Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when a Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Funds of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the assets that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions from a Fund’s net capital gain that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For individuals, long-term capital gains are subject to tax at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Distributions of gains from the sale of investments that a Fund owned for one year or less will be subject to tax at ordinary income rates.

For non-corporate shareholders, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed at rates of up to 20%, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Distributions that a Fund receives from an ETF, REIT or an underlying fund taxable as a RIC will be treated as "qualified dividend income" only to the extent so reported by such ETF, REIT or underlying fund.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

Dividends and distributions from a Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If a Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and will reduce the shareholder’s tax basis in its shares. After the shareholder’s basis has been reduced to zero, any such distributions will result in a capital gain, assuming the shareholder holds his or her shares as capital assets. A reduction in a shareholder’s tax basis in its shares will reduce any loss or increase any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares

A sale or exchange of shares in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares and will be treated as long-term capital gain or loss if the shares have been held for more than 12 months and short-term capital gain or loss if held for 12 months or less. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding

The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service (the “IRS”).

Federal Tax Treatment of Certain Fund Investments

Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund, and/or defer the Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by a Fund. These provisions also may require a Fund to mark to market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirement and for avoiding excise taxes. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so. The Funds intend to monitor their transactions, intends to make appropriate tax elections, and intend to make appropriate entries in their books and records in order to mitigate the effect of these rules and preserve their qualification for treatment as RICs.

The Funds are required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Gain or loss from Section 1256 contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Funds may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above.

Additional Tax Information Concerning REITs

The Funds may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to a Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by a Fund and, in turn, may be distributed by a Fund to its shareholders as a capital gain distribution. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools” (“TMPs”). Under certain Treasury guidance, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income (see “Taxes—Tax-Exempt Shareholders” below), and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. A Fund does not intend to invest a substantial portion of its assets in REITs which generate excess inclusion income.

REITs in which a Fund invests often do not provide complete and final tax information to a Fund until after the time that a Fund issues a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions after it issues a tax reporting statement. If this were to occur, the financial intermediary with whom you hold your shares will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form

1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

Foreign Investments

If the Funds acquire any equity interest in certain foreign investment entities (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation’s assets (computed based on average fair market value) either produce or are held for the production of passive income (“passive foreign investment companies” or “PFICs”), the Funds will generally be subject to one of the following special tax regimes: (i) a Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if a Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) a Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Funds intend to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. The Funds may limit and/or manage their holdings in passive foreign investment companies to limit their tax liability or maximize their return from these investments.

Income received by the Funds from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes.

Tax-Exempt Shareholders

Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if: (i) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b), (ii) if the Fund invests in REITs that hold residual interests in REMICs, (iii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or in a REIT that has a subsidiary that is a TMP, or (iv) if the Fund holds residual interests in REMICs. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

Non-U.S. Investors

In general, dividends, other than Capital Gain Dividends paid by the Funds to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) on distributions derived from taxable ordinary income. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities and may apply to redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any cash received by the Authorized Participant in the exchange, and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any cash paid for such Creation Units. Any gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year and were held as capital assets in the hands of the exchanging Authorized Participant. All or a portion of any gain or loss recognized by an Authorized Participant exchanging a currency other than its functional currency for Creation Units may be treated as ordinary income or loss. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of any securities received plus the amount of any cash received for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund may limit the tax efficiency of the Fund. The IRS, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. All or some portion of any capital gain or loss realized upon the creation of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

Persons exchanging securities for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss might be deductible.

Section 351

The Trust on behalf of the Funds has the right to reject an order for a purchase of shares of a Fund if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, a Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Certain Reporting Regulations

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting regulations. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Cost Basis Reporting

The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Capital Loss Carry-Forward

When a Fund has a capital loss carry-forward, it does not make capital gain distributions until the loss has been offset or expired. As of October 31, 2021, the Funds had the following capital loss carry-forwards available for federal income tax purposes. The capital losses are not subject to expiration.

Fund	Short-Term	Long-Term	Total
Nuveen ESG International Developed Markets Equity ETF[1]	$533,409	$1,238,586	$1,771,995
Nuveen ESG Emerging Markets Equity ETF[1]	2,376,818	2,117,071	4,493,889

1 A portion of the capital loss carry-forwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

General Considerations

The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to pay out dividends, if any, on an annual basis. Nonetheless, the Funds might not make a dividend payment every month. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The audited financial statements for each Funds’ most recent fiscal year appear in the Funds’ Annual Report dated October 31, 2021. The Funds’ Annual Report is incorporated by reference into this SAI and is available without charge by calling (800) 257-8787.

Appendix A
TIAA policy statement on responsible investing (7th Edition, Amended February 2021)

Preamble

I. Purpose and applicability

The purpose of the seventh edition of the TIAA Policy Statement on Responsible Investing (“Policy Statement”) is to publicly express our commitment to responsible investing (RI), highlight the benefits RI approaches bring to our clients and outline the key activities we use to put our aspiration into action. This document also serves to communicate the expectations that Teachers Insurance and Annuity Association of America (“TIAA”) and College Retirement Equities Fund (“CREF”), TIAA-CREF Funds (“TCF”), TIAA-CREF Life Funds (“TCLF”) and TIAA Separate Account VA-1 (and together with CREF, TCF and TCLF, the “TIAA-CREF Fund Complex”) have for the environmental, social and corporate governance (ESG) policies and practices of their respective investment portfolios.

Previous versions of our Policy Statement, whose first edition was published in 1993, focused on publicly traded operating companies. Due to its increasing relevance across all asset classes, including real estate, private markets, and real assets, our RI commitment and program has expanded over time. Recognizing that implementation will vary across asset classes, we strive to extend and connect our core RI principles across our portfolios.

II. Why we focus on responsible investing

Since 1970, TIAA has been a leader in what we now call responsible investing, a constantly evolving discipline that incorporates the consideration of environmental, social and governance (ESG) factors into investment research, due diligence, portfolio construction and ongoing monitoring.

Our participants and clients expect us to be good stewards of their investments as we help them achieve financial well-being at all stages of life. We seek to implement a set of principles that support well-functioning markets in order to preserve financial, social and environmental capital. We believe this philosophy and our approach contributes to long-term performance and helps reduce risk in our investments.

Specifically, we aim to promote good governance practices and monitor issues that may affect a company’s ability to create long-term, sustainable value. To ensure that investors have a broad range of information about the effects of their investments on key stakeholders, we encourage the substantive consideration of a broader stakeholder lens, including customers, employees, suppliers and the larger community.

We are proud of the leadership role we have played for decades and of our track record of achieving beneficial outcomes related to ESG practices throughout the investment value chain. We believe that by driving transparency, innovation and global adoption of RI best practices across all asset classes, we have the opportunity to provide enduring benefits for portfolio companies, investors, society, our communities and the planet. We have spearheaded efforts to systematically integrate material ESG and sustainability factors into the investment decision process and going forward we expect our conviction and approaches to responsible investing to continue to evolve and take new forms.

Responsible investing program

I. Oversight

The TIAA and TIAA-CREF Funds Boards respectively oversee the TIAA-CREF Fund Complex’s and TIAA General Account’s responsible investing programs, including management’s role in developing and implementing core programmatic activities.

The RI program is administered by the Nuveen Responsible Investing team (“RI team”). Nuveen is the investment management arm of TIAA. The RI team works collaboratively with investment management colleagues throughout Nuveen and key stakeholders within TIAA to continuously enhance and advance the investment activity of TIAA and the TIAA-CREF Fund Complex’s activities across asset classes.

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The program activities and core principles of the responsible investing program may be inapplicable in some cases, depending on company type, underlying assets, and local market regulations. While specific activities and principles are most relevant to publicly traded operating companies, the spirit of the included policies can be applied to all companies in which TIAA invests throughout the world, and, to the extent practicable, also guide TIAA’s internal governance practices.

II. Program activities

As global institutional investors, we believe that responsible investing provides enduring benefits for our clients and our communities. We believe responsible business practices lower risk, improve financial performance and drive positive social and environmental outcomes.

We implement our RI commitment through activities underlying a set of core principles across Nuveen: (1) engagement, (2) ESG integration and (3) driving positive impact across our portfolios. While each of our investment affiliates takes a unique investment approach to pursuing competitive risk-adjusted returns on behalf of its clients, we believe that our core principles are increasingly relevant and applicable across all asset classes. Our principles will continue to evolve over time to ensure alignment with market trends and business needs.

III. Core principles

(1) Engagement

Engaging with management and boards of directors of public and private companies to improve their ESG performance is in our clients’ economic interest. Individually and in collaboration with other investors, we use our influence, relationships and formal channels to address issues and engage in public policy discussions that may affect the sustainability of long-term profits.

Through constructive dialogue with regulators, public policy makers and other industry bodies, we help enable responsible investment globally. Advocating for relevant, consistent and comparable ESG disclosure from companies and other investees supports informed investment decisions. By prioritizing this transparency, we strive to fill the existing information gap that can otherwise hinder rigorous investment analysis.

Our key engagement activities include:

Proxy voting: We execute thoughtful, case-by-case voting on management and shareholder proposals for publicly traded companies.

Dialogue: We engage in direct and constructive dialogue with CEOs, senior management, boards of directors, tenants and operators as well as other appropriate stakeholders to promote value-enhancing outcomes through encouraging relevant ESG disclosure and adoption of best practices.

Targeted initiatives: We aim to drive measureable outcomes with company, industry, thematic and country-specific initiatives.

Market initiatives: We collaborate with peers, interdisciplinary experts and industry stakeholders to create best practices and drive more effective outcomes.

Policy influence: We actively help to shape legislation, public policy and global standards related to RI best practices.

We are fundamentally committed to engaging with issuers. In our experience, long-term engagement is the most effective and appropriate means of promoting responsible behavior. As a matter of general investment policy, we may consider divesting or underweighting an investment from our accounts in cases where we conclude that the financial or reputational risks from an issuer’s policies or activities are so great that continued investment is no longer prudent. In the rarest of circumstances and consistent with the policies outlined below, we may, as a last resort, consider divesting from issuers we judge to be complicit in genocide and crimes against humanity, the most serious human rights violations, after sustained efforts at dialogue have failed and divestment can be undertaken in a manner consistent with our fiduciary duties.

Our policy of engagement over divestment is a matter of principle that is based on several considerations: (i) divestment would eliminate our standing and rights as an investor and foreclose further engagement; (ii) divestment would be likely to have negligible impact on portfolio holdings or the market; (iii) divestment could result in increased costs and short-term losses; and (iv) divestment could compromise our investment strategies and negatively affect our performance. For these reasons, we

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believe that divestment does not offer TIAA an optimal strategy for changing the policies and practices of issuers we invest in, nor is it the best means to produce long-term value for our participants and shareholders.

(2) ESG Integration

Environmental, social and governance (ESG) information provides an additional lens to use when assessing company and issuer performance beyond traditional financial analysis. Continuing improvements in the quality, disclosure and accessibility of ESG information have enabled greater applications for incorporation into investment portfolios.

We believe that the consideration of relevant ESG factors in investment analysis, due diligence and portfolio construction can enhance long-term investment value and manage downside risk. Through ESG integration, we seek to expand our investment research and portfolio construction lens to include ESG risks, opportunities and megatrends that can inform investment decision-making. The ability to accurately forecast long-term industry and issuer trends also requires an understanding of relevant ESG factors and their potential impact.

Our ESG integration activities, implemented in partnership with our investment teams, focus on building out the financial relevance of material ESG themes and factors, and facilitating systematic access to and uptake of quality ESG information in the investment process. In a mutually reinforcing manner, market-related insights gained through our engagement activities provide our analysts and portfolio managers with additional information for decision making at the security, sector and portfolio management levels.

(3) Impact

We believe that all investments have impacts on society and the environment. We aim to assess these effects and, where possible, promote the positive and mitigate the negative. Across asset classes, a growing number of opportunities exist for pursuing specific, positive and measureable social and environmental results while delivering robust long-term financial returns. We are dedicated to identifying such opportunities and measuring the impact of those investments.

Environmental, social and governance issues

I. Introduction

As investors, we believe that issuers should demonstrate that they have carefully considered the strategic implications of relevant environmental, social and governance (ESG) issues on long-term performance. In our view, issuers that exercise diligence in their consideration of ESG issues are more competitive and can take better advantage of operational efficiencies, advance product innovation and reduce reputational risk. Failure to proactively address these issues can negatively affect individual businesses, investor returns and the market as a whole.

As a matter of good governance, we believe that issuers should carefully consider the strategic impact of environmental and social responsibility on long-term shareholder value. Therefore, we believe that issuers should apply a broader stakeholder lens when analyzing the key decisions they face in sustaining their own competitiveness, relevance, and growth potential: the environment, customers, employees and suppliers, and communities.

The sections below detail specific environmental, social and governance recommendations for publicly traded operating companies, but we encourage other issuers to assess how these topics are relevant for their specific contexts.

II. Business ethics, transparency and accountability

Corporate governance practices that promote accountability and transparency create a framework to ensure companies operate in an ethical manner. Ethical business practices can mitigate against fraud, breaches of integrity, and abuses of authority, and can reduce a company’s overall risk profile. Ethics, transparency and accountability are relevant across all geographies, industries and asset classes and enable investors, creditors and other stakeholders to effectively evaluate corporate behavior that can impact company performance.

Risk: Failure by boards and management to be accountable for their actions and transparent with their strategic decisions can negatively impact investors. As investors and other stakeholders begin demanding a deeper understanding of the factors that influence board decision making, companies must provide adequate disclosure to ensure that mechanisms are in place to promote accountability and maintain the appropriate checks and balances.

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Opportunity: We believe that board quality and shareholder accountability can positively impact firm performance. Additionally, markets tend to give higher valuations to firms that are more transparent with investors. We believe that robust corporate governance practices ensure board and management accountability, sustain a culture of integrity, and safeguard our rights as investors.

Board of directors

Investors rely primarily on a corporation’s board of directors to fulfill a fiduciary duty to protect their assets and ensure they receive an appropriate return on investment. Boards are responsible for setting the ethical tone and culture for the company, assuring the corporation’s financial integrity, developing compensation and succession planning policies, and ensuring management accountability.

Board structure and operation

We believe that boards should establish a structure that credibly demonstrates effective oversight of management, while also ensuring efficient use of the board’s time and resources. Boards should explain how the selected structure aligns with the company’s strategy, and disclose and enforce a meaningful set of governance principles.

Board Leadership. We believe that an independent board chair or the appointment of a lead independent director can provide the structural foundation for independent oversight. When the CEO and chair roles are combined, a company should disclose how the lead independent director’s role is structured to provide an appropriate counterbalance to the CEO/chair. We believe that companies must clearly demonstrate how their chosen board leadership structure contributes to the effective exchange of diverse views between independent and non-independent directors.

Board Committees. Boards should establish at least three primary standing committees: an audit committee, a compensation committee and a nominating and governance committee. Each committee should be composed exclusively of independent directors to mitigate any perceived conflicts of interest. In addition to the three primary standing committees, boards should also establish additional committees as needed to fulfill their duties.

CEO Selection, Evaluation and Succession Planning. Management is entrusted with acting in the best interests of shareholders and ensuring the company operates in an ethical manner. Strong, stable leadership with proper values is critical to the success of the corporate enterprise. The board should continuously monitor and evaluate the performance of the CEO and senior executives, and disclose the succession planning process generally.

Board Evaluation. A board should conduct an annual evaluation of its performance and that of its key committees and disclose the process in general terms. We expect the board evaluation process to be robust, identifying both quantitative and qualitative factors of board structure and dynamics, as well as individual director skills and experience and how they support the strategy of the company.

Director Compensation. Directors should have a direct, personal and meaningful investment in the company. We believe this helps align board members’ interests with those of shareholders.

Board quality

Boards must hold themselves to ethical standards and professional behavior of the highest quality. A high-quality board effectively oversees the management of material risks to ensure long-term sustainable shareholder value creation. We view the following as key indicators of board quality:

Independence. The board should be composed of a substantial majority of independent directors to ensure the protection of shareholders’ interests. The definition of independence should be interpreted broadly to ensure there is no conflict of interest, in fact or in appearance, that might compromise a director’s objectivity and loyalty to shareholders.

Skills and Qualifications. Boards should be composed of individuals who can contribute expertise and judgment, based on their professional qualifications and business experience. Companies should provide disclosure concerning how the board’s collective expertise aligns with the company’s strategic direction and effective oversight of management. Board composition should be reviewed annually to ensure alignment with a company’s strategy.

Board Refreshment. Boards that have not added new members for several years may become complacent and can pose risks to long-term performance and effective oversight of management. Additionally, many international governance codes view excessive director tenure as a factor that could compromise independence. Although we do not support arbitrary limits on the length of director service,

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we believe boards should establish a formal director retirement or tenure policy that can contribute to board stability, vitality and renewal.

Board Diversity and Inclusion. Boards require a diverse range of skills and experiences to fulfill their strategy and oversight responsibilities. In addition to relevant skills and expertise, board nomination policies and refreshment practices should take into account the board’s composition in terms of gender, race, ethnicity and age. Boardroom culture should ensure that those diverse voices are proactively sought and valued, providing a counterbalance to potential board entrenchment and groupthink. Enrichment practices such as director training and rotating board leadership provide mechanisms that help foster inclusivity in the boardroom.

Shareholder rights

As providers of capital, shareholders are entitled to certain basic rights that should govern the conduct of every company to ensure accountability of the board and well-functioning markets. We believe that robust shareholder rights are the foundation of a company’s overall approach to corporate governance, and, in turn, shareholders have a duty to exercise their rights responsibly.

One Share, One Vote. Shareholders should have the right to vote in proportion to their economic stake in the company. The board should not create multiple classes of common stock with disparate or “super” voting rights, nor should it give itself the discretion to cap voting rights that reduce the proportional representation of larger shareholdings. Companies that do not have a one-share-one-vote structure should periodically assess the efficacy of such a structure and provide shareholders with a rationale for maintaining such a structure.

Director Election Process. A publicly traded operating company’s charter or bylaws should dictate that directors be elected annually by a majority of votes cast.

Fair and Transparent Vote Process. The board should not impose supermajority vote requirements, except in unusual cases where necessary to protect the interests of minority shareholders. The board should not combine or bundle disparate issues and present them for a single vote. Shareholders should be able to vote all their shares without impediments such as share blocking, beneficial owner registration, voting by show of hands, late notification of agenda items or other unreasonable requests. Shareholders should have the ability to confirm that their votes have been received and tabulated.

Bylaw and Charter Amendments. Shareholders should have the right to approve any provisions that alter fundamental shareholder rights and powers. This includes poison pills and other antitakeover devices. We believe that antitakeover measures should be limited by reasonable expiration periods.

Proxy Access. Shareholders should have the right to place their director nominees on the company’s proxy and ballot in accordance with applicable law, or, absent such law, if reasonable conditions are met. The board should not take actions designed to prevent the full execution of this right.

IPO Governance. When companies access the public markets for capital, they should adopt governance provisions that protect shareholders’ rights equally. Practices that compromise accountability to shareholders include classified boards, plurality vote standards, multi-class equity structures with unequal voting rights, and supermajority vote requirements. Newly public companies that have these provisions should commit to review their governance practices over a reasonable period of time.

Executive compensation

Executive compensation should be used as a tool to drive and reward long-term sustainable value creation while also attracting and retaining top talent. We expect boards of directors, who are in the best position to take all of the relevant factors into consideration, to establish executive compensation programs that appropriately incentivize executive management.

Compensation philosophy

We are mindful that each company’s situation is unique, and encourage boards to craft compensation programs that are appropriately tailored to the company’s business strategy. Compensation plans should generally:

Be reasonable by prevailing industry standards, appropriate to the company’s size and complexity, and fair relative to pay practices throughout the company

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Align interests of directors and executives with interests of shareholders, such as through minimum stock ownership requirements and minimum vesting requirements and holding periods for equity-based plans that are commensurate with pay level and seniority

Objectively link to appropriate company-specific metrics that drive long-term sustainable value

Ensure employment contracts (if in place) balance the need to attract and retain executives with the obligation to avoid exposing the company to liability and unintended costs, especially in the event of terminations for misconduct, gross mismanagement or other reasons constituting a for-cause termination

Establish policies to recoup, or claw back, variable compensation paid to senior executives for fraudulent activities, defective financial reporting, and creating undue reputational risk

Prohibit any direct or indirect change to the strike price or value of options without the approval of shareholders (for equity-based plans)

Prohibit executives from hedging or otherwise reducing their exposure to changes in the company’s stock price, and contain policies governing the pledging of company stock, including the process used by the board to oversee related risks

Pay disclosure

A company’s disclosure should clearly articulate the rationale for incentives created by the compensation program and how it aligns with long-term strategy in order to mitigate compensation-related risks. In particular, disclosure should include:

Performance metrics, weights and targets, including why they are appropriate given the company’s business objectives and how they drive long-term sustainable value

The rationale for peer group selection, including differences between the company peers used for strategic and business purposes versus the group used for compensation decisions

Non-GAAP financial performance measures alongside their GAAP counterparts with an explanation of why non-GAAP measures better capture and incentivize long-term performance

Employment contracts and tax gross-up arrangements

Explanations of any inconsistencies in compensation decisions with these guidelines and generally accepted practices

Rationale for any significant changes to the compensation program from year to year, including special one-off awards, changes to peer group selection, performance metrics, and award vehicles

The principles described above form a foundation that enables investors and creditors to hold companies accountable for their impact on key stakeholders, as described in the following sections: the environment, customers, employees and suppliers, and communities.

III. Environment

Environmental sustainability is a critical strategic issue for businesses across sectors. How well a company manages its impacts on the natural environment can support longer-term sustainable growth, or present unmitigated costs and risks. As investors, it is imperative that we weigh certain material risks and opportunities related to two areas: climate change and natural resource management. The extent to which these risks and opportunities are material to company performance varies by sector, industry and geography.

Climate change

Scientific consensus indicates that elevated concentration of greenhouse gas emissions in the atmosphere is contributing to climate change. Impacts from climate change may include significant risks to global financial assets and economic growth. We support measures that mitigate the risks associated with climate change and provide greater market certainty regarding the transition to a sustainable, low-carbon economy.

Risks: Climate change poses long-term risks to investments that should be assessed and mitigated. Risks fall into two primary categories, as outlined within the Task Force on Climate Related Financial Disclosure (TCFD):

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Physical risk: Assets are exposed to physical risks related to specific events or longer-term shifts in climate patterns, such as changes in rainfall patterns, rising sea levels, or increased frequency of extreme weather events. While real assets such as farmland, timber, real estate, energy and infrastructure are particularly vulnerable to this type of risk, a much broader spectrum of businesses may be exposed depending on the location of their physical property. Health risks due to malnutrition, mortality, and population migration may also contribute to physical risk of climate change.

Transition risk: Transitioning to a low-carbon economy may entail extensive policy, legal, regulatory, technology and market changes to mitigate and adapt to climate change. Depending on the nature, speed and focus of these changes, transition risks may pose varying levels of financial and reputational risk to organizations and, by definition, also to their investors. While transition risk is relevant across sectors, it is likely to be especially severe for carbon-intensive industries.

Opportunities: Companies that proactively plan for climate risks in business strategy may be better able to manage and support a transition to a low-carbon economy that may include increased energy costs, shifts in consumer demand, and greater regulatory requirements, while avoiding stakeholder concern and reputational risk. Businesses and projects may be able to capture cost savings associated with increased energy efficiency. Across sectors, these can present attractive opportunities for investors to participate in supporting this transition.

Natural resources

Rising populations and consumption levels are putting increased pressure on natural resources including fertile land, forests, clean air and water. Resource scarcity and ecosystem degradation pose several types of risks to businesses, while efficient use of natural resources may provide opportunities for cost savings and the introduction of new products or services. Sustainable stewardship of natural assets such as farmland and timberland safeguards long-term investments.

Risks: Companies that do not proactively manage risks related to water scarcity, biodiversity, land use, waste, and pollution may face financial impacts related to their licenses to operate, higher cost of raw materials or inputs, regulatory compliance costs, litigation from affected stakeholders (e.g., communities and landowners), and reputational risk. For example, companies in the agriculture, energy and mining sectors tend to have operations that are dependent on fragile land and ocean ecosystems and that can lead to harmful environmental pollution. Such companies need to be cognizant of how their operations affect and draw on natural resources to manage these risks.

Opportunities: Proactive strategies for improving natural resource efficiency can lead to cost savings for businesses and environmental benefits, which may better position companies with regulators, communities, customers and other stakeholders. A wide range of companies can benefit from technologies and solutions that minimize natural resources and toxic materials used, and the waste and pollutants generated, in production processes. Sustainable practices in the management of forestry, farmland and real estate can also enhance biodiversity while contributing to long-term investment success.

Recommended actions related to the environment

Company management should assess material climate-related risks and resource efficiency in operations, production processes, and supply chain management, and should publicly disclose relevant data related to both. Companies that are especially exposed to physical or transition risk should disclose the results of forward-looking climate risk scenario analysis, such as a scenario in which global average temperature rise is limited to two degrees Celsius or less above pre-industrial levels. Disclosure should capture how climate change may impact the company’s long term business outlook, strategic planning and capital allocation decisions. All companies should also consider setting targets for reducing greenhouse gas (GHG) emissions and improving resource efficiency.

Boards should guide the development of a strategic, long-term approach to addressing environmental risks and opportunities and hold management accountable for its implementation.

IV. Customers

Customers are a critical stakeholder for businesses, as they are the purchasers of the products and services that a company provides. Companies must continually innovate, ensure quality processes, and understand evolving consumer preferences to stay relevant and competitive. By providing better products and services, companies can build and maintain customer loyalty and trust while avoiding financial risks and reputational harm, which are crucial for growing the business and enhancing the

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consumer base. The point at which risks and opportunities related to customers become material to company performance varies by sector and industry.

Product responsibility

Companies can impact customers at multiple points along the product lifecycle, including production, quality assurance, marketing and sales, and end use.

Production: Products that are sourced and produced in ways that aim to minimize negative impacts on society, customers and the environment can capture emerging consumer preferences for sustainable products. Companies that actively consider more responsible sourcing methods and less resource-intensive materials may also mitigate regulatory and reputational risks.

Product Quality and Safety:

Quality Assurance: Ensuring high-quality and safe products that minimize harm to society and the environment can lower reputational risk and financial costs from recalls, write-offs, warranty payments, fines, or lost sales. Product quality and safety extends beyond tangible products to services such as electronic data capture, where new risks are emerging for industries that collect and store large amounts of personal customer information.

End Use: Even high-quality and safe products can have unintended consequences if used improperly. Promoting the responsible and safe use of products and services to safeguard communities and consumers avoids potential reputational risk and loss of consumer confidence.

Marketing and Sales: Companies that provide incomplete or misleading claims about their products and services are at greater risk of regulatory and reputational damage. Accurate and transparent disclosure can facilitate increased customer engagement opportunities.

Access and Affordability: Companies can face reputational risks and loss of consumer goodwill if perceived as engaging in discriminatory business practices with the intent or appearance of reducing access and affordability to essential goods and services.

Risks: Companies’ failure to manage the potential hazards created by their products, services and marketing claims can create long-term financial risks. Product quality issues can negatively impact brand reputation and sales if they undermine customer trust, or they can result in unanticipated costs for companies through penalties, lawsuits or fines. Companies unprepared for new or emerging regulations related to consumer well-being (e.g., ingredients, labeling or privacy) may incur unexpected costs through required reformulations, operational investments and upgrades, or new protocols to be developed and implemented.

Opportunities: Customer trust is critical for enhancing brand and growing business. Companies that demonstrate ethical behavior and diligence with regard to product manufacturing, safety, marketing, pricing and end use can avoid reputational and liability risks while strengthening their competitive position. As customers become more aware of the social and environmental impacts of their products, companies that can quickly and efficiently respond to changing consumer preferences for sustainable goods can improve their ability to take advantage of a growing consumer market. Providing access to affordable products and services for underserved markets and vulnerable communities can also capture growing market segments for new sources of revenue and increase goodwill.

Recommended actions related to customers:

Company management should strive to create a culture of safety and sustainability at all levels of the firm. Further, management should carefully analyze the potential material risks to their business related to customer impacts at each point of the product lifecycle described above, develop policies and procedures to manage any potential concerns, and disclose those policies and practices to shareholders. Companies should adopt policies designed to prevent predatory or discriminatory consumer practices.

Boards should provide appropriate oversight and accountability over management to implement those policies in a manner that upholds transparency and integrity with their customers.

V. Employees and suppliers

Successful management of human capital—defined as the skills, talent and experience of individuals who carry out work—is critical to sustainable business growth. In particular, maintaining high standards of fairness, safety and inclusiveness in the workplace and supply chain can help a company protect its reputation, increase productivity, reduce liability and gain a competitive advantage.

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Talent management

Talent management is critical to firms’ ability to execute effectively and compete successfully over the long term. Specific talent needs and risks vary by industry and company. Robust talent management practices typically comprise a range of human resource (HR) policies and practices, including recruiting, retaining and compensating workers; ensuring workforce well-being; developing workforce skills and training; safeguarding worker health and safety; and managing people and labor relations. Beyond HR policies, talent management encompasses broader elements related to engaging and developing employees for strategic and long-term alignment with corporate goals and culture.

Employee satisfaction, engagement, and professional development are important factors for cultivating optimal performance within a firm’s workforce and throughout its supply chain. Wages and other compensation are important contributors to satisfaction. In addition, investments in training, mentoring, incentives, knowledge-sharing and shared decision-making can bolster workforce quality and productivity outcomes, especially when implemented in combination. Furthermore, productivity gains have been linked to managerial approaches that foster employee engagement and motivation, such as involving frontline workers in operational decisions (e.g., problem-solving and performance enhancements) and adopting partnership-style approaches to labor relations.

Risks: Gaps in internal talent management systems or supply chain oversight can exacerbate human capital risks including safety concerns, discrimination, harassment and misconduct, which can result in litigation, fines and reputational damages. Companies that lack competitive approaches to talent management may face difficulty attracting and retaining high-quality staff. Low levels of employee engagement and negative worker sentiment can result in lowered productivity, work stoppages and failures in ethical conduct. Additionally, companies that do not monitor or audit suppliers’ talent management systems can face talent management failures, non-compliance with codes of conduct, and risks in the supply chain.

Opportunities: Proactive talent management strategies can enable companies to derive value from employees’ knowledge, innovative capacity and ability to work productively together and with technology. In addition, cost savings may result from lower employee and supplier turnover and more productive supplier relations. Positive employee perceptions also contribute to broader corporate reputation.

Health and safety

A healthy workforce is a key driver of company productivity, retention and reputation. Companies should endeavor to safeguard the health, safety and welfare of their employees and those engaged in their supply chain. This involves several aspects, including mitigation of short- and long-term occupational health and safety risks, efforts to support health and well-being, adherence to fair labor practices, enforcement of anti-harassment policies, and avoidance of forced labor and human trafficking.

Firms with complex supply chain relationships should assess and monitor labor-related health and safety risks embedded in their direct and indirect supplier relationships, in order to assure investors and stakeholders of suppliers’ compliance with code of conduct standards and respect for human rights.

Risks: Companies can face various financial, legal, regulatory, reputational and operational risks related to worker health and safety. Industries involving jobs of a physical nature that produce or manufacture goods, extractive industries, or those that involve handling of chemicals are especially exposed to health and safety risks. These companies may face financial impacts due to loss of employee productivity, production disruptions stemming from labor unrest, declining product quality, and increased spending on healthcare benefit payouts. They may also face legal liabilities, difficulty recruiting and retaining employees and suppliers, and reputational damage.

Opportunities: Companies that ensure safe working conditions and provide robust employee health and well-being programs may be better able to attract and retain talent, increase worker productivity and enhance supply chain performance.

Diversity and inclusion

The term diversity refers to the broad set of differences in skills, experiences, views and demographics associated with individuals in the workforce. Inclusion refers to actions intended to foster a work environment where differences among individuals are valued and effectively employed to achieve good business outcomes. Diversity and inclusion are fundamental elements of corporate culture that can be enhanced through talent recruitment and development programs, and policies and procedures that embed diversity and promote inclusion in corporate culture. For example, companies can demonstrate

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commitment to inclusive approaches through benefits and programs such as paid parental leave and flexible workplace policies.

As companies grapple with competition for talent in increasingly diverse domestic and global labor markets, effective management of diverse talent pipelines and an inclusive corporate culture have been linked to significant benefits that can drive competitive advantage. Research has shown that firms that demonstrate racial, ethnic or gender diversity in management ranks are associated with higher likelihood of financial outperformance over time. In order to reap the rewards of talent diversity, firms and boards should strive to foster a work environment that promotes personal safety, mutual respect, and substantive inclusion of diverse individuals in growth or leadership opportunities aligned with business objectives.

Additionally, firms have an opportunity to generate a range of added-value benefits by engaging diverse suppliers. As with managing diversity directly in their own workforce, companies that apply intentional objectives and track key indicators regarding supplier diversity are likely to generate greater returns on such investments.

Risks: Unconscious biases or acts of discrimination based on demographic and other personal characteristics such as race or gender can undermine the ability of diverse talent to contribute productively, and potentially lead to high turnover rates among diverse employees and suppliers. Systemic discrimination or harassment among workers can pose a threat to a firm’s reputation and increase the risk of labor disputes, litigation and regulatory enforcement actions.

Opportunities: Promoting diversity and inclusion among employees and suppliers can help companies improve decision making, attract and retain a talented and diverse workforce and compete more effectively. Firms that foster a diverse talent pipeline at all levels of the workforce, including among executives, senior management, and recruitment pools, tend to be well positioned to generate high-performing teams and an attractive corporate culture. Teams that embody a diverse range of backgrounds, skills and views can also fuel innovation and more effective problem-solving. Potential benefits related to a diverse supplier base include multiple procurement channels (which increase contingencies and competition), positive community relations, and market expansion through exposure to wider and more diverse business networks.

Recommended actions related to employees and suppliers:

Company management should develop and implement policies designed both to mitigate and adapt to challenges in regards to human capital management.

We encourage the establishment of global labor policies based upon internationally recognized standards. Management should also establish policies or strategies to promote talent development and foster diversity and inclusion among employees and suppliers, as well as disclose relevant outcomes.

Companies should be aware of any potential failures to provide equal opportunities and develop policies and initiatives to address any concerns (for example, by conducting pay equity risk assessments to spot potential biases in wage rates). Companies should reference gender identity and sexual orientation in corporate nondiscrimination policies, even when not specifically required by law.

Companies with complex supply chains—especially those operating in industries or regions with high risk for violations of decent workplace standards—should explain efforts and outcomes related to supply chain oversight, monitoring and risk mitigation.

Boards should provide oversight of, and independent perspective on, the quality of management performance, compensation and succession planning, the overall talent pipeline and recruitment strategies, and other qualitative and quantitative performance characteristics associated with the company’s talent management strategies. Furthermore, boards should monitor risks associated with wage strategies employed at varying levels, the behaviors they aim to incentivize, and their impacts, especially those tied to workforce sustainability and long-term financial results.

Boards and management should each foster a culture of inclusiveness and acceptance of differences at all levels of the corporation. We encourage boards to foster diversity within the talent pipeline for management succession, as well as within their own board refreshment practices.

VI. Communities

Companies are increasingly scrutinized for their potential impacts on the communities in which they operate. While governments have a duty to protect human rights, businesses are increasingly recognized as having a role in ensuring they are neither undermining those rights nor otherwise

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contributing to harm in communities affected by their direct and indirect operations. Beyond avoiding harm, companies may also have opportunities to advance human rights and other benefits for communities by meeting basic needs for goods, services and livelihoods, which can in turn build goodwill, improve customer loyalty and enhance market share.

Risks: Failure to mitigate or address adverse impacts caused by company operations, products and services or business relationships, including perceived or indirect violations, could lead to operational, legal, reputational and financial threats and could weaken a company’s social license to operate.

Impacts on specific human rights (such as the right to water, health, personal security, freedom of expression and indigenous rights) vary depending on context, industry or size of the company. It is important for companies to conduct ongoing due diligence, and to remediate negative impacts when they arise. Certain contexts require companies to heighten their focus and responsibility:

Operations in certain sectors (e.g., extractives) and in communities where land or natural resource rights are obscure or obsolete may face increased threats to their license to operate, regulatory enforcement actions, or litigation by public and private entities if they fail to adequately engage with affected stakeholders.

In contexts of conflict, there is greater risk of direct or indirect complicity in crimes against humanity or genocide, which constitute gross violations of international human rights law.

In addition to monitoring direct impacts, companies should also consider the potential indirect impacts of their business operations. For example, significant public health impacts may result from company operations (such as toxic emissions), or products (such as addictive substances or defective products), which could lead to penalties, legal liability, diminished reputation or disruptions to company operations and long-term growth.

Opportunities: Companies can have positive impacts on the communities in which they operate by contributing to the fulfillment of basic needs and rights. While activities to support communities should not replace or offset the failure to mitigate adverse impacts, they can strengthen business relationships and trust with stakeholders within a community. Examples of such activities include public advocacy of human rights and innovative product and service provision in markets that lack access to basic amenities.

Firms that consult with key community stakeholders—including civil society and local community groups—on their environmental and social risk management activities demonstrate willingness to understand and collaborate with communities they affect. By building trust with community stakeholders, a company can reinforce its social license to operate and create new opportunities, such as improved sourcing of talent and inputs, reputational benefits and customer loyalty.

Recommended actions related to communities:

Company management should develop a robust and transparent human rights due diligence framework that allows for continuous assessment to prevent and mitigate negative impacts. This framework should include applicable policies (or codes of conduct) and monitoring procedures to ensure compliance by employees and business partners. The framework should be developed and refined on an ongoing basis through meaningful dialogue and consultation with business partners, external experts and affected stakeholders to ensure existing and new risks are mitigated and addressed. Companies engaging in resource use impacting indigenous communities should strive to align with internationally recognized standards for corporate human rights performance. When rights violations occur, companies should be prepared to address and remediate.

Boards should approve and oversee companies’ human rights policies and management implementation frameworks. Management of human rights risks and opportunities should be addressed at board meetings. Boards should also account for the company’s commitment to respecting human rights and the effectiveness of its risk frameworks through its oversight and management disclosures.

Proxy voting guidelines

I. Introduction

The policy applies to TIAA’s General Account and the TIAA-CREF Fund Complex.

Our voting practices are guided by our mission and obligations to our participants and shareholders. As indicated in this Policy Statement, we monitor portfolio companies’ environmental, social

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and governance (ESG) practices to ensure that boards consider these factors in the context of their strategic deliberations.

The following guidelines are intended to assist portfolio companies, participants and shareholders and other stakeholders in understanding how we are likely to vote on various issues. The list is not exhaustive and does not necessarily represent how we will vote on any particular proposal. We vote proxies in accordance with what we believe is in the best interest of our participants and shareholders. In making those decisions, we take into account many factors, including input from our investment teams and third-party research. We consider specific company context, including ESG practices and financial performance. It is our belief that a one-size-fits-all approach to proxy voting is not appropriate.

Our proxy voting decisions with respect to shareholder resolutions may be influenced by several additional factors: (i) whether the shareholder resolution process is the appropriate means of addressing the issue; (ii) whether the resolution promotes best ESG practices and is related to economic performance and shareholder value; and (iii) whether the information and actions recommended by the resolution are reasonable and practical.

Voting decisions for other clients of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC will also be undertaken using these proxy voting guidelines unless other proxy voting arrangements have been made on behalf of a client.

II. Accountability and transparency

A. Board of directors

Elect directors

General Policy: We generally vote in favor of the board’s nominees but will consider withholding or voting against some or all directors in the following circumstances:

When we conclude that the actions of directors are unlawful, unethical, negligent, or do not meet fiduciary standards of care and loyalty, or are otherwise not in the best interest of shareholders. Such actions would include:

Egregious compensation practices

Lack of responsiveness to a failed vote

Unequal treatment of shareholders

Adoption of inappropriate antitakeover devices

When a director has consistently failed to attend board and committee meetings without an appropriate rationale being provided

Independence

When board independence is not in line with local market regulations or best practices

When a member of executive management sits on a key board committee that should be composed of only independent directors

When directors have failed to disclose, resolve or eliminate conflicts of interest that affect their decisions

Board Refreshment

When there is insufficient diversity on the board and the company has not demonstrated its commitment to adding diverse candidates

When we determine that director tenure is excessive and there has been no recent board refreshment

Contested elections

General Policy: We will support the candidates we believe will best represent the interests of long-term shareholders.

Majority vote for the election of directors

General Policy: We generally support shareholder resolutions asking that companies amend their governance documents to provide for director election by majority vote.

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Establish specific board committees

General Policy: We generally vote against shareholder resolutions asking the company to establish specific board committees unless we believe specific circumstances dictate otherwise.

Annual election of directors

General Policy: We generally support shareholder resolutions asking that each member of the board of a publicly traded operating company stand for re-election annually.

Cumulative voting

General Policy: We generally do not support proposals asking that shareholders be allowed to cumulate votes in director elections, as this practice may encourage the election of special interest directors.

Separation of Chairman and Chief Executive Officer

General Policy: We will consider supporting shareholder resolutions asking that the roles of chairman and CEO be separated when we believe the company’s board structure and operation has insufficient features of independent board leadership, such as the lack of a lead independent director. In addition, we may also support resolutions on a case-by-case basis where we believe, in practice, that there is not a bona-fide lead independent director acting with robust responsibilities or the company’s ESG practices or business performance suggest a material deficiency in independent influence into the company’s strategy and oversight.

B. Shareholder rights

Proxy access

General Policy: We will consider on a case‐by‐case basis shareholder proposals asking that the company implement a form of proxy access. In making our voting decision, we will consider several factors, including, but not limited to: current performance of the company, minimum filing thresholds, holding periods, number of director nominees that can be elected, existing governance issues and board/management responsiveness to material shareholder concerns.

Ratification of auditor

General Policy: We will generally support the board’s choice of auditor and believe that the auditor should be elected annually. However, we will consider voting against the ratification of an audit firm where non-audit fees are excessive, where the firm has been involved in conflict of interest or fraudulent activities in connection with the company’s audit, where there has been a material restatement of financials or where the auditor’s independence is questionable.

Supermajority vote requirements

General Policy: We will generally support shareholder resolutions asking for the elimination of supermajority vote requirements.

Dual-class common stock and unequal voting rights

General Policy: We will generally support shareholder resolutions asking for the elimination of dual classes of common stock or other forms of equity with unequal voting rights or special privileges.

Right to call a special meeting

General Policy: We will generally support shareholder resolutions asking for the right to call a special meeting. However, we believe a 25% ownership level is reasonable and generally would not be supportive of proposals to lower the threshold if it is already at that level.

Right to act by written consent

General Policy: We will consider on a case-by-case basis shareholder resolutions requesting the right to act by written consent.

Antitakeover devices (poison pills)

General Policy: We will consider on a case-by-case basis proposals relating to the adoption or rescission of antitakeover devices with attention to the following criteria:

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Whether the company has demonstrated a need for antitakeover protection

Whether the provisions of the device are in line with generally accepted governance principles

Whether the company has submitted the device for shareholder approval

Whether the proposal arises in the context of a takeover bid or contest for control

We will generally support shareholder resolutions asking to rescind or put to a shareholder vote antitakeover devices that were adopted without shareholder approval.

Reincorporation

General Policy: We will evaluate on a case-by-case basis proposals for reincorporation taking into account the intention of the proposal, established laws of the new domicile and jurisprudence of the target domicile. We will not support the proposal if we believe the intention is to take advantage of laws or judicial interpretations that provide antitakeover protection or otherwise reduce shareholder rights.

Corporate Political Influence

General Policies:

We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s direct political contributions, including board oversight procedures.

We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s charitable contributions and other philanthropic activities.

We may consider not supporting shareholder resolutions that appear to promote a political agenda that is contrary to the mission or values of TIAA or the long-term health of the corporation.

We will evaluate on a case-by-case basis shareholder resolutions seeking disclosure of a company’s lobbying expenditures.

C. Compensation issues

Advisory votes on executive compensation (say on pay)

General Policy: We will consider on a case-by-case basis the advisory vote on executive compensation (say on pay). We expect well-designed plans that clearly demonstrate the alignment between pay and performance, and we encourage companies to be responsive to low levels of support by engaging with shareholders. We also prefer that companies offer an annual non-binding vote on executive compensation. In absence of an annual vote, companies should clearly articulate the rationale behind offering the vote less frequently.

We generally note the following red flags when evaluating executive compensation plans:

Undisclosed or Inadequate Performance Metrics: We believe that performance goals for compensation plans should be disclosed meaningfully. Performance hurdles should not be too easily attainable. Disclosure of these metrics should enable shareholders to assess whether the plan will drive long-term value creation.

Excessive Equity Grants: We will examine a company’s past grants to determine the rate at which shares are being issued. We will also seek to ensure that equity is being offered to more than just the top executives at the company. A pattern of excessive grants can indicate failure by the board to properly monitor executive compensation and its costs.

Lack of Minimum Vesting Requirements: We believe that companies should establish minimum vesting guidelines for senior executives who receive stock grants. Vesting requirements help influence executives to focus on maximizing the company’s long-term performance rather than managing for short-term gain.

Misalignment of Interests: We support equity ownership requirements for senior executives and directors to align their interests with those of shareholders.

Special Award Grants: We will generally not support mega-grants. A company’s history of such excessive grant practices may prompt us to vote against the stock plans and the directors who approve them. Mega-grants include equity grants that are excessive in relation to other forms of compensation or to the compensation of other employees and grants that transfer disproportionate value to senior executives without relation to their performance. We

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also expect companies to provide a rationale for any other one-time awards such as a guaranteed bonus or a retention award.

Excess Discretion: We will generally not support plans where significant terms of awards—such as coverage, option price, or type of awards—are unspecified, or where the board has too much discretion to override minimum vesting or performance requirements.

Lack of Clawback Policy: We believe companies should establish clawback policies that permit recoupment from any senior executive who received compensation as a result of defective financial reporting, or whose behavior caused financial harm to shareholders or reputational risk to the company.

Equity-based compensation plans

General Policy: We will review equity-based compensation plans on a case-by-case basis, giving closer scrutiny to companies where plans include features that are not performance-based or where potential dilution or burn rate total is excessive. As a practical matter, we recognize that more dilutive broad-based plans may be appropriate for human-capital intensive industries and for small- or mid-capitalization firms and start-up companies.

We generally note the following red flags when evaluating equity incentive plans:

Evergreen Features: We will generally not support option plans that contain evergreen features, which reserve a specified percentage of outstanding shares for award each year and lack a termination date.

Reload Options: We will generally not support reload options that are automatically replaced at market price following exercise of initial grants.

Repricing Options: We will generally not support plans that authorize repricing. However, we will consider on a case-by-case basis management proposals seeking shareholder approval to reprice options. We are likely to vote in favor of repricing in cases where the company excludes named executive officers and board members and ties the repricing to a significant reduction in the number of options.

Undisclosed or Inappropriate Option Pricing: We will generally not support plans that fail to specify exercise prices or that establish exercise prices below fair market value on the date of grant.

Golden parachutes

General Policy: We will vote on a case-by-case basis on golden parachute proposals, taking into account the structure of the agreement and the circumstances of the situation. However, we would prefer to see a double trigger on all change-of-control agreements and no excise tax gross-up.

Shareholder resolutions on executive compensation

General Policy: We will consider on a case-by-case basis shareholder resolutions related to specific compensation practices. Generally, we believe specific practices are the purview of the board.

III. Guidelines for ESG shareholder resolutions

We generally support shareholder resolutions seeking reasonable disclosure of the environmental or social impact of a company’s policies, operations or products. We believe that a company’s management and directors should determine the strategic impact of environmental and social issues and disclose how they are dealing with these issues to mitigate risk.

A. Environmental issues

Global climate change

General Policy: We will generally support reasonable shareholder resolutions seeking disclosure of greenhouse gas emissions, the impact of climate change on a company’s business activities and products and strategies designed to reduce the company’s long-term impact on the global climate.

Use of natural resources

General Policy: We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s use of natural resources, the impact on its business of declining resources and its plans to improve the efficiency of its use of natural resources.

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Impact on ecosystems

General Policy: We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s initiatives to reduce any harmful impacts or other hazards to local, regional or global ecosystems that result from its operations or activities.

Animal welfare

General Policy: We will generally support reasonable shareholder resolutions asking for reports on the company’s impact on animal welfare.

B. Issues related to customers

Product responsibility

General Policy: We will generally support reasonable shareholder resolutions seeking disclosure relating to the quality, safety and impact of a company’s goods and services on the customers and communities it serves.

Predatory lending

General Policy: We will generally support reasonable shareholder resolutions asking companies for disclosure about the impact of lending activities on borrowers and about policies designed to prevent predatory lending practices.

C. Issues related to employees and suppliers

Diversity and nondiscrimination

General Policies:

We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s nondiscrimination policies and practices, or seeking to implement such policies, including equal employment opportunity standards.

We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s workforce, board diversity, and gender pay equity policies and practices.

Global labor standards

General Policy: We will generally support reasonable shareholder resolutions seeking a review of a company’s labor standards and enforcement practices, as well as the establishment of global labor policies based upon internationally recognized standards.

D. Issues related to communities

Corporate response to global health risks

General Policy: We will generally support reasonable shareholder resolutions seeking disclosure or reports relating to significant public health impacts resulting from company operations and products, as well as the impact of global health pandemics on the company’s operations and long-term growth.

Global human rights codes of conduct

General Policy: We will generally support reasonable shareholder resolutions seeking a review of a company’s human rights standards and the establishment of global human rights policies, especially regarding company operations in conflict zones or areas of weak governance.

Disclosures

Mutual fund investing involves risk; principal loss is possible. There is no guarantee a Fund’s investment objectives will be achieved.

Before investing, carefully consider fund investment objectives, risks, charges and expenses. For this and other information that should be read carefully, please request a prospectus or summary prospectus from your financial advisor or Nuveen at 800-257-8787.

The investment advisory services, strategies and expertise of TIAA Investments, a division of Nuveen, are provided by Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC. Nuveen Securities, LLC, member FINRA and SIPC.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided

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does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

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NAI-INEM-0222D

February 28, 2022

	Listing Exchange	Ticker Symbol
Nuveen Dividend Growth ETF	NYSE Arca, Inc.	NDVG

Nuveen Growth Opportunities ETF	NYSE Arca, Inc.	NUGO
Nuveen Small Cap Select ETF	NYSE Arca, Inc.	NSCS
Nuveen Winslow Large-Cap Growth ESG ETF	NYSE Arca, Inc.	NWLG

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to, and should be read in conjunction with, the prospectus dated February 28, 2022, for the Nuveen Dividend Growth ETF, Nuveen Growth Opportunities ETF, Nuveen Small Cap Select ETF, and Nuveen Winslow Large-Cap Growth ESG ETF (each, a “Fund” and, collectively, the “Funds”), each a series of Nushares ETF Trust (the “Trust”), as such prospectus may be revised from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A Prospectus may be obtained without charge from the Funds by visiting the Funds’ website at www.nuveen.com/etf, or by calling (888) 290-9881.

The Funds’ audited financial statements for the most recent fiscal year are incorporated in this SAI by reference to the Fund’s most recent Annual Report to Shareholders. You may obtain a copy of a Fund’s Annual Report at no charge by request to the Fund by visiting the website or calling the phone number noted above.

GENERAL INFORMATION

Each of the Nuveen Dividend Growth ETF and Nuveen Small Cap Select ETF is a diversified series of the Trust, and each of the Nuveen Growth Opportunities ETF and Nuveen Winslow Large-Cap Growth ESG ETF is a non-diversified series of the Trust. The Trust is an open-end management investment company organized as a Massachusetts business trust on February 20, 2015. Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Each Fund is an exchange-traded fund (“ETF”) within the Nuveen family of ETFs (the “Nuveen ETFs”). Each Fund’s investment adviser is Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors” or the “Adviser”). Each of the Nuveen Dividend Growth ETF, Nuveen Growth Opportunities ETF and Nuveen Small Cap Select ETF’s sub-adviser is Nuveen Asset Management, LLC (“Nuveen Asset Management”), and Nuveen Winslow Large-Cap Growth ESG ETF’s sub-adviser is Winslow Capital Management, LLC (“Winslow Capital”) (each, a “Sub-Adviser” and, collectively, the “Sub-Advisers”). The Adviser has agreed to pay all organizational and offering expenses of the Trust.

Unlike a mutual fund, each Fund issues and redeems shares at its net asset value per share (“NAV”) only in large block aggregations of a specified number of shares (“Creation Units”). Only certain institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”) may purchase and redeem shares directly from the Funds at NAV. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. See “Purchase and Redemption of Creation Units” later in this SAI for more information.

Each Fund's shares are listed for trading on the NYSE Arca, Inc., a national securities exchange (the “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange. The shares trade on the Listing Exchange at market prices that may differ from the shares’ NAVs.

Each Fund is an actively managed, non-transparent ETF that is a licensee of the Natixis proxy portfolio model and is subject to the terms of the exemptive relief based on the exemptive order issued by the SEC to Natixis Advisors, L.P. and Natixis ETF Trust II on December 10, 2019 (the “Natixis Order”).

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund invests its assets, and otherwise conducts its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain eligibility for such treatment.

PROXY PORTFOLIO

Proxy Portfolio Methodology

Unlike a traditional ETF, each Fund does not disclose its portfolio holdings daily. Rather, each Fund discloses a portfolio transparency substitute, known as the “Proxy Portfolio,” and certain related information about the relative performance of the Proxy Portfolio and each Fund’s Actual Portfolio holdings, which are designed to facilitate an effective arbitrage mechanism for each Fund’s shares while protecting the identity of each Fund’s full portfolio holdings. Each Fund believes that daily disclosure of its full portfolio holdings could enable market participants to predict each Fund’s trading strategy and trade ahead of each Fund’s portfolio trades (a practice known as “front-running”), or to copy each Fund’s investment strategy (a practice known as “free riding”). The purpose of the proxy portfolio methodology, as described below (the “Proxy Portfolio Methodology”) is to protect each Fund and its shareholders against such practices. Although each Fund does not publish its full portfolio holdings daily, the Proxy Portfolio Methodology is designed to allow Authorized Participants and other market makers to assess the intraday value and associated risk characteristics of each Fund’s Actual Portfolio.

An important feature of the Proxy Portfolio Methodology is the daily disclosure of a basket of cash and securities—the Proxy Portfolio—that is designed and constructed to closely track the daily performance of each Fund’s Actual Portfolio. In addition to the Proxy Portfolio, each Fund will disclose daily the percentage weight overlap between the holdings of the Proxy Portfolio and the Actual Portfolio that formed the basis for each Fund’s calculation of NAV at the end of the prior Business Day (the “Proxy Overlap”). Daily disclosure of the Proxy Portfolio, the Proxy Overlap and the other related Proxy Portfolio Disclosures is designed to enable Authorized Participants and other market participants to accurately assess the profitability of arbitrage trades in shares of each Fund and to effectively hedge their risks

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associated with arbitrage and market making activities, thereby helping to ensure that investors can purchase and sell Fund shares in the secondary market at prices that are at or close to the underlying NAV per share of each Fund.

Proxy Portfolio

The goal of the Proxy Portfolio Methodology is to permit each Fund’s Proxy Portfolio, during all market conditions, to track closely the daily performance of each Fund’s Actual Portfolio and to minimize intra-day misalignment between the performance of the Proxy Portfolio and the performance of the Actual Portfolio. The Proxy Portfolio is designed to reflect the economic exposures and the risk characteristics of the Actual Portfolio on any given trading day.

Construction of a Proxy Portfolio that replicates the daily performance of the Actual Portfolio is achieved by performing a factor model analysis of each Fund’s Actual Portfolio. The factor model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. Each Fund will have a universe of securities (the “Model Universe”) that will be used to generate the Fund’s Proxy Portfolio. The Model Universe will be comprised of securities that the Fund can purchase and will be a financial index or stated portfolio of securities from which Fund investments will be selected. The results of the factor model analysis of each Fund’s Actual Portfolio are then applied to each Fund’s model universe of securities, resulting in the generation of a Proxy Portfolio, which consists of a small subset of the securities in the Model Universe. The Proxy Portfolio is designed to perform in a manner substantially identical to the performance of the Actual Portfolio. The Proxy Portfolio will only include securities and investments in which each Fund may invest. However, while the Proxy Portfolio and the Actual Portfolio will likely hold some or many of the same securities, the Proxy Portfolio and a Fund’s Actual Portfolio may not include identical securities. The Proxy Portfolio will be reconstituted daily.

Proxy Portfolio Disclosures

The composition of the Proxy Portfolio will be published on the Funds’ website at www.nuveen.com/etf each Business Day and will include the following information for each portfolio holding in the Proxy Portfolio: (1) ticker symbol; (2) CUSIP or other identifier; (3) description of holding; (4) quantity of each security or other asset held; and (5) percentage weight of the holding in the Proxy Portfolio. The Funds’ website will publish on a daily basis, per share for each Fund, the prior Business Day’s NAV and the Closing Price or Bid/Ask Price (each as defined below), and a calculation of the premium/discount of the Closing Price or Bid/Ask Price against such NAV. The Funds’ website will also publish a variety of other information metrics regarding the relative behavior of the Proxy Portfolio and the Actual Portfolio, including the Proxy Overlap (defined below). Additional information about how the Proxy Portfolio and the Proxy Overlap are calculated can be found in this SAI and on the Funds’ website at www.nuveen.com/etf. The website will also include Tracking Error for each Fund and, once a Fund has completed a fiscal year, the median bid/ask spread (expressed as a percentage rounded to the nearest hundredth), will be computed by identifying the Fund’s National Best Bid and Offer as of the end of each ten second interval during each trading day of the last thirty calendar days, dividing the difference between each such bid and offer by the midpoint of the National Best Bid and Offer and identifying the median of these values. Additionally, the Funds are required to disclose on their website a table showing the number of days the Funds’ shares traded at a premium/discount and a line graph showing the Funds’ share premiums or discounts during the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Funds).

Each Fund believes that the Proxy Portfolio Disclosures will enable Authorized Participants and other market makers to use the component securities and their weightings of the Proxy Portfolio to calculate intraday values that approximate the value of the securities in the Actual Portfolio and, based thereon, assess whether the market price of a Fund’s shares is higher or lower than the approximate contemporaneous value of the Actual Portfolio. These activities are intended to facilitate an arbitrage mechanism that keeps market prices of a Fund’s shares at or close to a Fund’s NAV. Moreover, the Proxy Portfolio Disclosures generated by the Proxy Portfolio Methodology are intended to facilitate effective hedging activities by market makers, so that share market price bid/ask spreads will be narrow. Below are some definitions of the defined terms used above:

• Closing Price – the official closing price of the share on each Fund’s primary listing exchange.

• Bid/Ask Price – the midpoint of the highest bid and the lowest offer based upon the National Best Bid and Offer as of the time of calculation of each Fund’s NAV.

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• National Best Bid and Offer – the current national best bid and national best offer as disseminated by the Consolidated Quotation System or UTP Plan Securities Information Processor.

• Proxy Overlap – the percentage weight overlap between the holdings of the prior Business Day’s Proxy Portfolio compared to the Actual Portfolio’s holdings that formed the basis for each Fund’s calculation of NAV at the end of the prior Business Day. The Proxy Overlap is calculated based on the Proxy Portfolio and portfolio holdings as of the prior Business Day. The Proxy Overlap is calculated by taking the lesser weight of each asset held in common between the Actual Portfolio and the Proxy Portfolio and adding the totals. Additional information about how the Proxy Overlap is calculated can be found on the Funds’ website at www.nuveen.com/etf.

• Tracking Error – At the end of each trading day, each Fund will calculate its Proxy Overlap and the standard deviation over the past three months of the daily proxy spread (i.e., the difference, in percentage terms, between the Proxy Portfolio per share NAV and that of the Actual Portfolio at the end of the trading day) and publish such information before the opening of Fund share trading each Business Day.

Monitoring of Actual and Proxy Portfolio Securities

A security held in the Actual Portfolio but not in the Proxy Portfolio might not have readily available market quotations, which could be the situation when, for example, each Fund’s primary listing exchange institutes an extended trading halt in a portfolio security, leading to a potential increase in the difference between the value of the Actual Portfolio and Proxy Portfolio. If the trading of a security held in a Fund’s Actual Portfolio is halted or otherwise does not have readily available market quotations and the Adviser or a Sub-Adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle or otherwise determines it is in the best interest of a Fund, the Adviser or a Sub-Adviser promptly will disclose on the Funds’ website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio. The Adviser and Sub-Advisers believe that this intraday corrective measure will allow sufficient market information so that market participants can continue to engage in share arbitrage and hedging transactions effectively. If securities representing 10% or more of a Fund’s Actual Portfolio do not have readily available market quotations, the Adviser or a Sub-Adviser would promptly request that the Fund’s primary listing exchange halt trading in a Fund’s shares.

The Adviser and Sub-Advisers believe that in situations where a security in the Proxy Portfolio does not have a readily available market quotation, the effectiveness of the Proxy Portfolio as an arbitrage vehicle is unlikely to be materially affected given the large number of securities expected to be included in the Proxy Portfolio. If, however, the Adviser or a Sub-Adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle or otherwise determines it is in the best interest of a Fund, the Adviser or a Sub-Adviser will promptly take any remedial steps it believes necessary and appropriate.

Oversight of Arbitrage Mechanism

Both the Adviser (or Sub-Adviser) and the Board will oversee the effectiveness of the Funds’ arbitrage mechanism. The Adviser (or Sub-Adviser) will conduct day-to-day oversight of the arbitrage mechanism and the Board will consider, and receive reports regarding, the effectiveness of the Funds’ arbitrage mechanism at its quarterly meetings. The reports provided to the Board will provide key data and metrics relating to the effectiveness of the Funds’ arbitrage mechanism, including information regarding the premiums or discounts between the market prices and NAVs of a Fund’s shares during the quarter, the bid-ask spreads for the shares during the quarter and any other information the Board deems reasonably necessary. This information will be designed to enable the Board to assess whether a Fund’s arbitrage mechanism is effective and whether trading activity in Fund shares warrants additional scrutiny. The Adviser (or Sub-Adviser) will monitor the premiums or discounts between the market prices and NAVs of a Fund’s shares and the bid/ask spreads for the Fund’s shares on a daily basis at the end of each Business Day.

The Adviser (or Sub-Adviser) will monitor on an on-going basis how shares trade, including the level of any premium/discount to NAV and the bid/ask spreads on market transactions. For at least the first three years after the launch of a Fund, the Adviser will promptly call a meeting of the Board (and will present to the Board for its consideration, recommendations for appropriate remedial measures) and the Board will

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promptly meet (1) if the Tracking Error exceeds 1%; (2) if, for 30 or more days in any quarter or 15 days in a row (a) the absolute difference between either the Closing Price or the Bid/Ask Price, on one hand, and NAV, on the other, exceeds 2%; or (b) the bid/ask spread exceeds 2%; or (3) as otherwise deemed necessary or appropriate by the Adviser (or Sub-Adviser). In such a circumstance, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, corrective measures would be appropriate to, among other things, narrow the Tracking Error, premium/discount, or bid/ask spread, as applicable. The Board will then decide whether to take any such action. Potential actions may include, but are not limited to: (a) changing lead market makers; (b) listing the Fund on a different Exchange; (c) changing the size of Creation Units; (d) changing the Fund’s investment objective or strategy; (e) publicly disclosing additional information regarding the Proxy Portfolio and/or Actual Portfolio; and (f) revising the algorithms and Model Universe used as part of the Proxy Portfolio Methodology. Should the Adviser (or Sub-Adviser) conclude that the premium/discount between the market price and NAV of the shares remains persistently high, it could recommend to the Board that it liquidate the applicable Fund or authorize the Adviser to pursue the potential conversion of the Fund to a fully-transparent, active ETF or a mutual fund. The Board will also regularly review each Fund’s historical premiums/discounts and bid-ask spreads following the three-year period after the Fund’s launch, under the same standards as applied during the first three years of a Fund’s life, and determine if any corrective measures may be appropriate.

Protecting Confidential Information

Because the Funds do not publicly disclose their Actual Portfolio holdings daily, the selective disclosure of material non-public information, including information other than portfolio information, would be more likely to provide an unfair advantage to the recipient than in other ETFs. Accordingly, the Funds and each person acting on behalf of the Funds will be required to comply with Regulation Fair Disclosure as if it applied to them (except that the exemptions provided in Rule 100(b)(2)(iii) therein shall not apply). In addition, the Actual Portfolio is considered material, non-public information under the codes of ethics for each of the Trust, Adviser, Sub-Adviser and Distributor. Further, each agreement between the Trust and a service provider that may be given access to the Actual Portfolio, including the custodian, administrator and fund accountant, will include appropriate confidentiality provisions and generally prohibit such parties from trading based upon this information.

GENERAL RISKS

An investment in the Funds should be made with an understanding that the value of the Funds’ portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. The Funds may not outperform other investment strategies over short- or long-term market cycles and the Funds may decline in value. The Funds’ shares may trade above or below their NAV. An investor in the Funds could lose money over short or long periods of time. The price of the securities and other investments held by the Funds and thus the value of the Funds’ portfolios are expected to fluctuate in accordance with general economic conditions, interest rates, political events, and other factors.

Investor perceptions may also impact the value of each Fund’s investments and the value of an investment in each Fund’s shares. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic, public health or banking crises. Issuer-specific conditions may also affect the value of a Fund’s investments. The financial condition of an issuer of a security or counterparty to a contract may cause it to default or become unable to pay interest or principal due on the security or contract. The Funds cannot collect interest and principal payments if the issuer or counterparty defaults. Accordingly, the value of an investment in a Fund may change in response to issuer or counterparty defaults and changes in the credit ratings of a Fund’s portfolio securities.

Although the Funds attempt to invest in liquid securities and instruments, there can be no guarantee that a liquid market for such securities and instruments will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

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CONTINUOUS OFFERING

The method by which Creation Units are created and Fund shares are subsequently traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if, after placing an order for Creation Units with Nuveen Securities, LLC (“Nuveen Securities” or the “Distributor”), the broker-dealer or its client breaks them down into constituent shares and sells such shares directly to customers, or if the broker-dealer or its client chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “1940 Act”). Firms that incur a prospectus-delivery obligation with respect to shares of a Fund are reminded that pursuant to Rule 153 under the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the Fund’s Prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

INVESTMENT RESTRICTIONS

In addition to the investment objectives and policies set forth in the Prospectus and under “Investment Policies and Techniques” below, each Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in numbers (1) through (8) below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Nuveen Dividend Growth ETF and Nuveen Small Cap Select ETF may not:

(1) With respect to 75% of the total assets of the Fund, individually, purchase the securities of any issuer (other than (i) securities issued by other investment companies, (ii) securities issued by the U.S. government, its agencies, instrumentalities or authorities, or (iii) repurchase agreements fully collateralized by U.S. government securities) if, as a result, (i) more than 5% of a Fund’s total assets would be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The Nuveen Growth Opportunities ETF may not:

(2)(a) Borrow money or issue senior securities, except as permitted by the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

Each Fund, except for the Nuveen Growth Opportunities ETF, may not:

(2)(b) Issue senior securities, except as permitted under the 1940 Act.

(3) Borrow money, except as permitted by the 1940 Act and exemptive orders granted under the 1940 Act.

A Fund may not:

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(4) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(5) Make loans except as permitted by the 1940 Act and exemptive orders granted under the 1940 Act.

(6) Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments; but this restriction shall not prohibit the Fund from investing in options on commodity indices, commodity futures contracts and options thereon, commodity-related swap agreements, other commodity-related derivative instruments, and investment companies that provide exposure to commodities.

(7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(8) Purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry; except that this restriction shall not be applicable to securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof.

Except with respect to the limitations set forth in numbers (2)(a) and (3) above, the foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

For purposes of applying the limitations set forth in numbers (2)(a), (2)(b) and (3) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33⅓% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three calendar days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%. No exemptive orders have been issued with respect to the limitation set forth in numbers (2)(a) and (3). No Fund will borrow for investment purposes or hold short positions.

For purposes of applying the limitation set forth in number (5) above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, if the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan.

For purposes of applying the limitations set forth in number (8) above, issuers of the following securities will not be considered to be members of any industry: securities of the U.S. government and its agencies or instrumentalities; except as set forth in the following sentence, tax-exempt securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. To the extent that the income from a municipal bond is derived principally from the assets and revenues of non-governmental users, the securities will be deemed to be from the industry of that non-governmental user. To the extent the Fund invests in other investment companies, it will consider the investments of the underlying investment companies when determining compliance with the limitations set forth in number (8) above, to the extent the Fund has sufficient information about such investments. For purposes of this limitation, all sovereign debt of a single country will be considered investments in a single industry.

Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.

The foregoing fundamental investment policies, together with the investment objective of the Fund, cannot be changed without approval by holders of a “majority of the Fund’s outstanding voting shares.” As defined in the 1940 Act, this means the vote of (i) 67% or more of a Fund’s shares present at

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a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of a Fund’s shares, whichever is less.

In addition, each of the Funds’ fundamental policies will comply with the exemptive relief based on the Natixis Order.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Funds’ Board of Trustees (the “Board”) without a shareholder vote.

A Fund may not:

(1) Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

(2) Invest directly in futures, options on futures and swaps to the extent that the Adviser would be required to register with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator. See “Investment Policies and Techniques—Derivatives—Limitations on the Use of CFTC-Regulated Futures, Options on Futures and Swaps.”

The following Funds have adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the “Name Policy”). Nuveen Dividend Growth ETF, under normal market conditions, invests at least 80% of the sum of its net assets in dividend-paying exchange-traded equity securities, which include common stocks and preferred securities. Nuveen Small Cap Select ETF, under normal market conditions, invests at least 80% of the sum of its net assets in exchange-traded common stocks of small-capitalization companies. Nuveen Winslow Large-Cap Growth ESG ETF, under normal market conditions, invests at least 80% of the sum of its net assets in exchange-traded equity securities of companies with large capitalizations at the time of purchase. As a result, each of these Funds must provide shareholders with a notice, meeting the requirements of Rule 35d-1(c), at least 60 days prior to any change of its Name Policy. For purposes of the Name Policy, each Fund may consider both direct investments and indirect investments (e.g., investments in other investment companies, derivatives and synthetic instruments with economic characteristics similar to the direct investments that meet the Name Policy) when determining compliance with the Name Policy. For purposes of the Name Policy, the Funds will value eligible derivatives at fair value or market value instead of notional value. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Funds’ investment objectives, principal investment strategies, policies and techniques that appears in the Prospectus for the Funds. Additional information concerning principal investment strategies of the Funds, and other investment strategies that may be used by the Funds, are set forth below in alphabetical order.

If a percentage limitation on investments by a Fund stated in this SAI or the Prospectus is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. In connection with the Fund’s investment restrictions, any reference in this SAI or the Prospectus to a specific rating encompasses all gradations of that rating (e.g., if this SAI or the Prospectus states that a fund may invest in securities rated as low as B, the fund may invest in securities rated B-).

References in this section to the Adviser also apply, to the extent applicable, to the Sub-Adviser of the Funds.

Asset Coverage Requirements

Consistent with SEC staff guidance, a Fund will only engage in transactions that expose it to an obligation to another party if it owns either (a) an offsetting position for the same type of financial asset or (b) cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (a). Examples of transactions governed by these asset coverage requirements include, for example, futures contracts. Assets used as offsetting positions, designated on the Fund’s books, or held in a segregated account cannot be sold while the positions requiring cover are open unless replaced with other appropriate assets.

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As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

In the case of futures contracts that are not contractually required to cash settle, a Fund must set aside or earmark liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts that are contractually required to cash settle, however, a Fund is permitted to set aside or earmark liquid assets or enter into an offsetting position in an amount equal to the Fund’s daily mark-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside or earmarking assets equal to only its net obligations under cash-settled futures contracts, a Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

The SEC recently adopted new Rule 18f-4 under the 1940 Act, which imposes limits on the amount of derivatives a Fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act, among other requirements. The Funds will comply with the new rule’s asset segregation framework and other requirements upon the SEC’s compliance date in 2022.

The Funds reserve the right to modify their policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff, such as the SEC’s recently adopted Rule 18f-4, regarding asset segregation.

Borrowing Money

Each Fund may borrow money from a bank as permitted by the 1940 Act, or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund, but only for temporary or emergency purposes. The Funds will not borrow for investment purposes. Although the 1940 Act presently allows each Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets), under normal circumstances any borrowings by a Fund will not exceed 10% of the Fund’s total assets.

Cash Equivalents and Short-Term Investments

Each Fund may hold assets in cash or cash equivalents (short-term U.S. Treasury securities, government money market funds only) and repurchase agreements, in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. Each Fund may only invest in short-term taxable fixed income securities with a maturity of one year or less and whose issuers have a long-term rating of at least A- or higher by Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), A3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or A- or higher by Fitch, Inc. (“Fitch”). Short-term taxable fixed income securities are defined to include, without limitation, the following:

(1) U.S. Government Securities. Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury. The U.S. government does not guarantee the market value of its securities, and consequently, the value of such securities may fluctuate.

(2) Repurchase Agreements. Each Fund may invest in repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to certain obligations. Collateral may consist of any fixed income security which is an eligible investment for the Fund. The Fund’s custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an

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amount at least equal to the repurchase price plus accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(3) Money Market Funds. Each Fund may invest in government money market funds. A Fund will bear its proportionate share of the money market fund’s fees and expenses (see “Other Investment Companies and Other Pooled Investment Vehicles” below).

Derivatives

Subject to the limitations set forth below under “Limitations on the Use of CFTC-Regulated Futures, Options on Futures and Swaps,” each Fund may use derivative instruments as described below. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, loans, commodities, interest rates, currency exchange rates, and various domestic and foreign indices.

A Fund may use derivatives for a variety of reasons, including as a substitute for investing directly in securities, as part of a hedging strategy (that is, for the purpose of reducing risk to the Fund), or for other purposes related to the management of the Fund. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on a Fund’s performance.

Each Fund may use exchange-traded, U.S.-listed futures contracts. The Funds do not engage in over-the-counter (“OTC”) derivatives. When exchange-traded derivatives are purchased and sold, a clearing agency associated with the exchange stands between each buyer and seller and effectively guarantees performance of each contract, either on a limited basis through a guaranty fund or to the full extent of the clearing agency’s balance sheet.

The use of derivative instruments is subject to applicable regulations of the SEC, the CFTC, various state regulatory authorities and, with respect to exchange-traded derivatives, the several exchanges upon which they are traded. As discussed above under “Asset Coverage Requirements,” in order to engage in certain transactions in derivatives, a Fund may be required to hold offsetting positions or to hold cash or liquid securities in a segregated account or designated on the Fund’s books. In addition, a Fund’s ability to use derivative instruments may be limited by tax considerations.

The particular derivative instruments a Fund can use are described below. A Fund’s portfolio managers may decide not to employ some or all of these instruments, and there is no assurance that any derivatives strategy used by a Fund will succeed. A Fund may employ new derivative instruments and strategies when they are developed, if those investment methods are consistent with the Fund’s investment objective and are permissible under applicable regulations governing the Fund.

Futures

Each Fund may engage in futures transactions. A Fund may buy and sell futures contracts that relate to an asset that the Fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the Fund could invest in directly, such as an S&P 500 index future. A Fund may only enter into futures contracts which are standardized and traded on a U.S. futures exchange, such as the Chicago Board of Trade or the Chicago Mercantile Exchange.

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A futures contract is an agreement between two parties to buy and sell a security, interest rate or currency (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract. Other futures contracts, such as futures contracts on indices, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. These contracts also may be settled by entering into an offsetting futures contract.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with its futures broker (also known as a futures commission merchant (“FCM”)) an amount of cash or securities equal to a specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, FCMs may establish margin deposit requirements that are higher than the exchange minimums. Cash held as margin is generally invested by the FCM in high-quality instruments permitted under CFTC regulations, with returns retained by the FCM and interest paid to the Fund on the cash at an agreed-upon rate. A Fund will also receive any interest paid from coupon-bearing securities, such as Treasury securities, held in margin accounts. Subsequent payments to and from the FCM, called variation margin, will be made on a daily basis as the price of the underlying financial instrument fluctuates, making the futures contract more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by a Fund as unrealized gains or losses. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a gain or loss. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to the return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures transactions also involve brokerage costs.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Limitations on the Use of CFTC-Regulated Futures

Each Fund will limit its direct investments in CFTC-regulated futures (“CFTC Derivatives”) to the extent necessary for the Adviser to claim the exclusion from regulation as a commodity pool operator with respect to each Fund under CFTC Rule 4.5, as such rule may be amended from time to time. Under Rule 4.5 as currently in effect, each Fund will limit its trading activity in CFTC Derivatives (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests:

• Aggregate initial margin and premiums required to establish its positions in CFTC Derivatives do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or

• Aggregate net notional value of its positions in CFTC Derivatives does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions.

With respect to each Fund, the Adviser has filed a notice of eligibility for exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act and therefore is not subject to registration or regulation as a commodity pool operator thereunder.

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The requirements for qualification as a regulated investment company may also limit the extent to which a Fund may invest in CFTC Derivatives. See “Tax Matters—Qualification as a Regulated Investment Company.”

Federal Income Tax Treatment of Futures Contracts

Each Fund’s transactions in futures contracts will be subject to special provisions of the Code, that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirement for avoiding excise taxes.

Risks and Special Considerations Concerning Derivatives

The use of derivative instruments involves certain general risks and considerations as described below.

(1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers’ ability to predict movements in the relevant markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) Counterparty Risk. Counterparty risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For many OTC instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. Each Fund will enter into derivatives transactions only with counterparties that its portfolio managers reasonably believe are capable of performing under the contract.

(3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

(4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund’s ability to sell a security or make an investment at a time

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when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. There is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or “Interconnection” Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction.

(7) Leverage Risk. Leverage risk is the risk that a Fund may be more volatile than if it had not been leveraged due to leverage’s tendency to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

(8) Regulatory Risk. The Dodd-Frank Act Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has initiated a dramatic revision of the U.S. financial regulatory framework and covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; and new rules for derivatives trading. In particular, the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions. New requirements, such as capital requirements and mandatory clearing of OTC derivatives transactions, have impacted and may continue to impact the costs to a fund of trading these instruments and, as a result, may affect returns to investors in a Fund. Instruments in which a Fund may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable. Certain of the implementing regulations have not yet been finalized or made effective. Accordingly, the ultimate impact of the Dodd-Frank Act, including on the derivative instruments in which a Fund may invest, is not yet certain.

Equity Securities

Under normal market conditions, the Funds primarily invest in equity securities, which include common stocks, preferred securities and interests in real estate investment trusts.

Common Stocks

Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred securities, dividends on common stocks are not prescribed in advance but are declared at the discretion of a company’s board.

While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, common stockholders are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

• Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

• Factors affecting an entire industry, such as increases in production costs; and

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• Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

An investment in common stocks of issuers with small or medium market capitalizations generally involves greater risk and price volatility than an investment in common stocks of larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

Preferred Securities

Like common stocks, preferred securities are also units of ownership in a company, but preferred securities normally have preference over common stocks in the payment of dividends and the liquidation of the company. In all other respects, however, preferred securities are subordinated to the liabilities of the issuer. Unlike common stocks, preferred securities are generally not entitled to vote on corporate matters. Types of preferred securities include adjustable-rate preferred securities, fixed dividend preferred securities, perpetual preferred securities and sinking fund preferred securities. Generally, the market value of preferred securities with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

Because preferred securities are generally junior to most other forms of debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred security than in a more senior debt security with similar stated yield characteristics.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate located in the United States or foreign countries. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A hybrid REIT combines the characteristics of an equity REIT and a mortgage REIT.

Investing in REITs would subject a Fund to risks associated with the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.

The Fund may also be subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and income from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

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Lending of Portfolio Securities

In order to generate additional income, each Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities that the Adviser has determined are creditworthy. The securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities; however, a Fund bears the risk that the securities lending agent may default on its contractual obligations to the Fund. A Fund also bears the market risk with respect to the investment of the cash collateral used to secure the loan. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. Each Fund will pay a portion of the income earned on other lending transactions to the placing broker and may pay administrative and custodial fees in connection with these loans.

In these loan arrangements, a Fund will receive cash collateral equal to at least 102% of the value of the securities loaned as determined at the time of loan origination. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by a Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. However, each Fund currently recalls all loaned securities from the borrower so that it may receive dividends paid on the securities, if any.

Non-U.S. Securities

The Funds may invest in common stocks listed on a foreign exchange that trade on such exchange contemporaneously with Fund shares. Investments in securities of non-U.S. companies involve risks in addition to the usual risks inherent in domestic investments, including currency risk. The value of a non-U.S. security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the non-U.S. currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency.

Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States and such issuers may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

The Funds may also invest in non-U.S. securities by purchasing exchange-traded American Depositary Receipts (“ADRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designated for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying non-U.S. security. ADRs GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs shall be treated as indirect non-U.S. investments. Thus, an ADR representing ownership of common stock will be treated as common stock. ADRs do not eliminate all of the risks associated with directly investing in the securities of non-U.S. companies, such as changes in non-U.S. currency exchange rates. However, by investing in ADRs rather than directly in non-U.S. companies’ stock, a Fund avoids currency risks during the settlement period.

Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the security underlying the receipt. An unsponsored facility may be established by a depositary without participation by the issuer of the security underlying the receipt. There are greater risks associated with holding unsponsored depositary receipts. For example, if a Fund holds an unsponsored depositary receipt, it will generally bear all of the costs of establishing the unsponsored facility. In addition, the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer

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of the deposited security. Whether a sponsored or unsponsored facility, there is no assurance that either would pass through to the holders of the receipts voting rights with respect to the deposited securities.

Securities transactions conducted outside the United States may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the United States, and (iv) currency exchange rate changes, and lower trading volume and liquidity.

Emerging Markets Risk

The Funds may invest in securities issued by companies located in emerging markets. Emerging market countries are generally in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. They generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies, but emerging markets will typically have a physical financial infrastructure, including banks, a stock exchange and a unified currency. Investors may also have limited rights relative to companies domiciled in emerging market countries, and investors may be unable to pursue the same avenues of recourse available to investors of U.S. companies, such as class action lawsuits and fraud claims, either as a matter of law or practicality. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited investment opportunities (many large companies may still be “state-run” or private). Also, local securities exchanges may not offer liquid markets for outside investors. All of the risks of investing in non-U.S. securities described above are heightened by investing in emerging markets countries.

Currency Risk

By investing in non-U.S. securities, each Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the non-U.S. currency will reduce returns or portfolio value. In addition, even though the non-U.S. securities held by Nuveen Dividend Growth ETF and Nuveen Growth Opportunities ETF are traded in U.S. dollars, their prices are typically indirectly influenced by currency fluctuations. Generally, when the U.S. dollar rises in value relative to a non-U.S. currency, a Fund’s investment in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars. On the other hand, when the value of the U.S. dollar falls relative to a non-U.S. currency, a Fund’s investments denominated in that currency will tend to increase in value because that currency is worth more U.S. dollars. The exchange rates between the U.S. dollar and non-U.S. currencies depend upon such factors as supply and demand in the currency exchange markets, international balance of payments, governmental intervention, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, the Funds may not convert their holdings of non-U.S. currencies to U.S. dollars on a daily basis. The Funds may incur conversion costs when they convert their holdings to another currency. Non-U.S. exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies. The Funds may engage in non-U.S. currency exchange transactions in connection with their portfolio investments. The Funds conduct their non-U.S. currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the non-U.S. currency exchange market or through forward contracts to purchase or sell non-U.S. contracts. The Funds may also be subject to currency risk through investments in ADRs and other non-U.S. securities denominated in U.S. dollars.

Other Investment Policies and Techniques

Initial Public Offerings (“IPO”)

The Funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. The impact of IPOs on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s total returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund’s asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO

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shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares (including the Funds) can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. These companies may also be more dependent on key managers and third parties and may have limited product lines.

Investment Companies and Other Pooled Investment Vehicles

Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds (“ETFs”) registered under the 1940 Act (“1940 Act ETFs”). Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. 1940 Act ETFs, however, may rely on Rule 12d1-4 under the 1940 Act to invest beyond these statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. The Funds will only invest in other investment companies and pooled investment vehicles that invest primarily in Fund-eligible investments. A Fund’s investments in other investment companies may include government money market mutual funds. Investments in government money market funds are not subject to the percentage limitations set forth above.

ETFs in which the Funds may invest are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. ETFs can give exposure to all or a portion of the U.S. market, a foreign market, a region, a commodity, a currency, or to any other index that an ETF tracks. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate. In addition, because they, unlike traditional mutual funds, are traded on an exchange, ETFs are subject to the following risks: (i) the performance of the ETF may not replicate the performance of the underlying index that it is designed to track; (ii) the market price of the ETF’s shares may trade at a premium or discount to the ETF’s net asset value; (iii) an active trading market for an ETF may not develop or be maintained; and (iv) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected.

If a Fund invests in other investment companies or pooled investment vehicles, Fund shareholders will bear not only their proportionate share of the Fund’s expenses, but also, indirectly, the similar expenses of the underlying investment companies or pooled investment vehicles. Shareholders would also be exposed to the risks associated not only with a Fund, but also with the portfolio investments of the underlying investment companies or pooled investment vehicles. Shares of certain closed-end funds may at times be acquired at market prices representing premiums to their net asset values. Shares acquired at a premium to their net asset value may be more likely to subsequently decline in price, resulting in a loss to a Fund and its shareholders.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus under “Purchase and Sale of Shares.” The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

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Each Fund’s shares trade on the Listing Exchange at prices that may differ to some degree from their NAV. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund’s shares will continue to be met.

The Listing Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, a Fund’s shares under any of the following circumstances: (1) if any of the requirements set forth in the Listing Exchange rules are not continuously maintained; (2) if, where the Listing Exchange has filed a separate proposal under Section 19(b) of the 1940 Act, any of the statements regarding (a) the index composition; (b) the description of a Fund; (c) limitations on a Fund’s portfolio holdings or reference assets; or (d) the applicability of the Listing Exchange listing rules specified in such proposal are not continuously maintained; (3) if, following the initial twelve-month period after the commencement of trading of a Fund on the Listing Exchange, there are fewer than 50 beneficial holders of the shares of such Fund for 30 or more consecutive trading days; (4) if the value of a Fund’s underlying index is no longer calculated or available or an interruption to the dissemination of the value of the index persists past the trading day in which it occurred or the underlying index is replaced with a new index, unless the new underlying index meets certain Listing Exchange requirements; or (5) if such other event shall occur or condition exists that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. In addition, the Listing Exchange will remove the shares from listing and trading upon termination of the Trust or a Fund.

If the trading of a security held in a Fund’s Actual Portfolio is halted or otherwise does not have readily available market quotations and the Adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle or otherwise determines it is in the best interest of the Fund, the Adviser promptly will disclose on the Fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio. If securities representing 10% or more of a Fund’s Actual Portfolio do not have readily available market quotations, the Adviser will promptly request that the Listing Exchange halt trading in the Fund’s shares.

The Trust reserves the right to adjust the share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions in Fund shares will be based on negotiated commission rates at customary levels.

The base and trading currency of each Fund is the U.S. dollar. The base currency is the currency in which a Fund’s NAV per share is calculated and the trading currency is the currency in which shares of a Fund are listed and traded on the Listing Exchange.

MANAGEMENT

The management of the Trust, including general supervision of the duties performed for the Funds by the Adviser under the Management Agreement, is the responsibility of the Board. The number of trustees of the Trust is twelve, all of whom are not interested persons (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, the Adviser or its affiliates. The names, business addresses and years of birth of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each trustee oversees and other directorships they hold are set forth below. Except as noted in the table below, the trustees of the Trust are directors or trustees, as the case may be, of 142 Nuveen-sponsored registered investment companies (the “Nuveen Funds”), which include 65 open-end mutual funds (the “Nuveen Mutual Funds”), 59 closed-end funds and 18 Nuveen ETFs.

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees:

Jack B. Evans 333 West Wacker Drive Chicago, IL 60606 1948	Trustee	Term—Indefinite Length of Service— Since 2016	Chairman (since 2019), formerly, President (1996-2019), The Hall-Perrine Foundation, (private philanthropic corporation); Life Trustee of Coe College; formerly, Director, Public Member, American Board of Orthopedic Surgery (2015-2020); Director (1997-2003), Federal Reserve Bank of Chicago; President and Chief Operating Officer (1972-1995), SCI Financial Group, Inc., (regional financial services firm); Member and President Pro Tem of the Board of Regents for the State of Iowa University System (2007-2013); Director (1996-2015), The Gazette Company (media and publishing).	142	Formerly Director and Chairman (2009-2021), United Fire Group, a publicly held company; Director (2000-2004), Alliant Energy.

William C. Hunter 333 West Wacker Drive Chicago, IL 60606 1948	Trustee	Term—Indefinite Length of Service— Since 2016	Dean Emeritus, formerly, Dean (2006-2012), Tippie College of Business, University of Iowa; Past Director (2005-2015) and past President (2010-2014) of Beta Gamma Sigma, Inc., The International Business Honor Society; formerly, Director (1997-2007), Credit Research Center at Georgetown University; formerly, Dean and Distinguished Professor of Finance, School of Business at the University of Connecticut (2003-2006); previously, Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago (1995-2003).	142	Director (since 2009) of Wellmark, Inc.; formerly, Director (2004-2018) of Xerox Corporation.

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Amy B.R. Lancellotta 333 West Wacker Drive Chicago, IL 60606 1959	Trustee	Term—Indefinite Length of Service— Since 2021	Formerly, Managing Director, Independent Directors Council (IDC) (supports the fund independent director community and is part of the Investment Company Institute (ICI), which represents regulated investment companies) (2006-2019); formerly, various positions with ICI (1989-2006); Member of the Board of Directors, Jewish Coalition Against Domestic Abuse (JCADA) (since 2020).	142	None

Joanne T. Medero 333 West Wacker Drive Chicago, IL 60606 1954	Trustee	Term—Indefinite Length of Service— Since 2021

Formerly, Managing Director, Government Relations and Public Policy (2009-2020) and Senior Advisor to the Vice Chairman (2018-2020), BlackRock, Inc. (global investment management firm); formerly, Managing Director, Global Head of Government Relations and Public Policy, Barclays Group (IBIM)(investment banking, investment management businesses) (2006-2009); formerly, Managing Director, Global General Counsel and Corporate Secretary, Barclays Global Investors (global investment management firm) (1996-2006); formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm) (1993-1995); formerly, General Counsel, Commodity Futures Trading Commission (government agency overseeing U.S. derivatives markets) (1989-1993); formerly, Deputy Associate Director/Associate Director for Legal and Financial Affairs, Office of Presidential Personnel, The White House (1986-1989); Member of the Board of Directors, Baltic-American Freedom Foundation (seeks to provide opportunities for citizens of the Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).

				142	None

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Albin F. Moschner 333 West Wacker Drive Chicago, IL 60606 1952	Trustee	Term—Indefinite Length of Service— Since 2016

Founder and Chief Executive Officer, Northcroft Partners, LLC, (management consulting), (since 2012); previously, held positions at Leap Wireless International, Inc.,(consumer wireless service) including Consultant (2011-2012), Chief Operating Officer (2008-2011) and Chief Marketing Officer (2004-2008); formerly, President, Verizon Card Services division of Verizon Communications, Inc.(telecommunications services) (2000-2003); formerly, President, One Point Services at One Point Communications (telecommunications services) (1999-2000); formerly, Vice Chairman of the Board, Diba, Incorporated (internet technology provider) (1996-1997); formerly, various executive positions (1991-1996) and Chief Executive Officer (1995-1996) of Zenith Electronics Corporation (consumer electronics).

142

Formerly, Chairman (2019), Director (2012-2019), USA Technologies, Inc., a provider of solutions and services to facilitate electronic payment transactions; formerly, Director, Wintrust Financial Corporation (1996-2016).

John K. Nelson 333 West Wacker Drive Chicago, IL 60606 1962	Trustee	Term—Indefinite Length of Service— Since 2016

Member of Board of Directors of Core12 LLC (private firm which develops branding, marketing and communications strategies for clients) (since 2008); served on The President's Council of Fordham University (2010-2019) and previously a Director of the Curran Center for Catholic American Studies (2009-2018); formerly, senior external advisor to the Financial Services practice of Deloitte Consulting LLP. (2012-2014); former Chair of the Board of Trustees of Marian University (2010-2014 as trustee, 2011-2014 as Chair); formerly Chief Executive Officer of ABN AMRO Bank N.V., North America, and Global Head of the Financial Markets Division (2007-2008), with various executive leadership roles in ABN AMRO Bank N.V. between 1996 and 2007.

				142	None

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Judith M. Stockdale 333 West Wacker Drive Chicago, IL 60606 1947	Trustee	Term—Indefinite Length of Service— Since 2016

Board Member of the Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.) (since 2013); formerly, Board Member of the U.S. Endowment for Forestry and Communities (national endowment addressing forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.) (2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes Protection Fund (endowment created jointly by seven of the eight Great Lakes states’ Governors to take a regional approach to improving the health of the Great Lakes) (1990-1994).

				142	None

Carole E. Stone 333 West Wacker Drive Chicago, IL 60606 1947	Trustee	Term—Indefinite Length of Service— Since 2016	Former Director, Chicago Board Options Exchange (2006-2017) and C2 Options Exchange, Incorporated (2009-2017); formerly, Commissioner, New York State Commission on Public Authority Reform (2005-2010).	142	Formerly, Director, Cboe Global Markets, Inc. (2010-2020), (formerly named, CBOE Holdings, Inc.).

Matthew Thornton III 333 West Wacker Drive Chicago, IL 60606 1958	Trustee	Term—Indefinite Length of Service— Since 2020	Formerly, Executive Vice President and Chief Operating Officer (2018-2019), FedEx Freight Corporation, a subsidiary of FedEx Corporation (“FedEx”) (provider of transportation, e-commerce and business services through its portfolio of companies); formerly, Senior Vice President, U.S. Operations (2006-2018), Federal Express Corporation, a subsidiary of FedEx; formerly, Member of the Board of Directors (2012-2018), Safe Kids Worldwide® (a non-profit organization dedicated to preventing childhood injuries).	142

Member of the Board of Directors (since 2014), The Sherwin-Williams Company (develops, manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International (provider of communications infrastructure).

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Terence J. Toth 333 West Wacker Drive Chicago, IL 60606 1959	Chair of the Board and Trustee	Term—Indefinite Length of Service— Since 2016

Formerly, Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director of Quality Control Corporation (manufacturing) (2012-2021); formerly, Director, Fulcrum IT Service LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General Investment Management America, Inc. (asset management) (2008-2013); formerly, CEO and President, Northern Trust Global Investments (financial services) (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2000- 2004); prior thereto, various positions with Northern Trust Company (financial services) (since 1994); Chair of the Board of the Kehrein Center for the Arts (philanthropy) (since 2021); Member of Catalyst Schools of Chicago Board (since 2008) and Mather Foundation Board (philanthropy) (since 2012) and is Chair of its Investment Committee; formerly, Member, Chicago Fellowship Board (philanthropy) (2005-2016); formerly, Member, Northern Trust Mutual Funds Board (2005-2007), Northern Trust Global Investments Board (2004-2007), Northern Trust Japan Board (2004-2007), Northern Trust Securities Inc. Board (2003-2007) and Northern Trust Hong Kong Board (1997-2004).

				142	None

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Margaret L. Wolff 333 West Wacker Drive Chicago, IL 60606 1955	Trustee	Term—Indefinite Length of Service— Since 2016	Formerly, Of Counsel (2005-2014), Skadden, Arps, Slate, Meagher & Flom LLP (Mergers & Acquisitions Group) (legal services); Member of the Board of Trustees of New York-Presbyterian Hospital (since 2005); Member (since 2004) and Chair (since 2015) of the Board of Trustees of The John A. Hartford Foundation (philanthropy dedicated to improving the care of older adults); formerly, Member (2005-2015) and Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke College.	142

Formerly, Member of the Board of Directors (2013-2017) of Travelers Insurance Company of Canada and The Dominion of Canada General Insurance Company (each, a part of Travelers Canada, the Canadian operation of The Travelers Companies, Inc.).

Robert L. Young 333 West Wacker Drive Chicago, IL 60606 1963	Trustee	Term—Indefinite Length of Service— Since 2017	Formerly, Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. (financial services) (2010-2016); formerly, President and Principal Executive Officer (2013-2016), and Senior Vice President and Chief Operating Officer (2005-2010), of J.P. Morgan Funds; formerly, Director and various officer positions for J.P. Morgan Investment Management Inc. (formerly, JPMorgan Funds Management, Inc. and formerly, One Group Administrative Services) and JPMorgan Distribution Services, Inc.(financial services) (formerly, One Group Dealer Services, Inc.) (1999-2017).	142	None

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years

Officers of the Trust:

Jordan M. Farris 333 West Wacker Drive Chicago, IL 60606 1980	Chief Administrative Officer	Term—Indefinite Length of Service— Since 2019

Managing Director (since 2017), formerly, Vice President (2016-2017), Head of Product Management and Development, ETFs, of Nuveen; Managing Director (since 2019) Nuveen Fund Advisors, LLC; formerly, Director of Guggenheim Funds Distributors (2013-2016).

Mark J. Czarniecki 901 Marquette Avenue Minneapolis, MN 55402 1979	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2016

Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016) and Nuveen Fund Advisors, LLC (since 2017); Managing Director and Associate General Counsel (since January 2022); formerly, Vice President and Associate General Counsel of Nuveen (2013-2021); Vice President, Assistant Secretary and Associate General Counsel of Nuveen Asset Management, LLC (since 2018).

Diana R. Gonzalez 333 West Wacker Drive Chicago, IL 60606 1978	Vice President and Secretary	Term— Indefinite Length of Service— Since 2017

Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017); Vice President and Associate General Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson National Asset Management (2012-2017).

Nathaniel T. Jones 333 West Wacker Drive Chicago, IL 60606 1979	Vice President and Treasurer	Term— Indefinite Length of Service— Since 2016

Senior Managing Director (since 2021), formerly, Managing Director (2017-2021), Senior Vice President (2016-2017), Vice President (2011-2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors, LLC; Chartered Financial Analyst.

Tina M. Lazar 333 West Wacker Drive Chicago, IL 60606 1961	Vice President	Term— Indefinite Length of Service— Since 2016	Managing Director (since 2017), formerly, Senior Vice President (2014-2017), of Nuveen Securities, LLC.

Brian J. Lockhart 333 West Wacker Drive Chicago, IL 60606 1974	Vice President	Term— Indefinite Length of Service— Since 2019

Senior Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice President (2010-2017) of Nuveen, Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Managing Director (since 2019), of Nuveen Fund Advisors, LLC; Chartered Financial Analyst and Certified Financial Risk Manager.

Jacques M. Longerstaey 8500 Andrew Carnegie Blvd. Charlotte, NC 28262 1963	Vice President	Term— Indefinite Length of Service— Since 2019

Senior Managing Director, Chief Risk Officer, Nuveen, LLC (since May 2019); Senior Managing Director (since May 2019) of Nuveen Fund Advisors, LLC; formerly, Chief Investment and Model Risk Officer, Wealth & Investment Management Division, Wells Fargo Bank (NA) (2013–2019).

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606 1966	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2016

Senior Managing Director (since 2017) and Secretary and General Counsel (since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President (2016-2017), Managing Director and Assistant Secretary (2008-2016); Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of Nuveen Securities, LLC, formerly, Executive Vice President (2016-2017) and Managing Director (2008-2016); Senior Managing Director (since 2017) and Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director (2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director (since 2017) and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President (2016-2017) and Managing Director and Assistant Secretary (2011-2016); Vice President (since 2007) and Secretary (since 2016) (formerly, Assistant Secretary) of NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, and Winslow Capital Management, LLC (since 2010); Senior Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative Investments, LLC.

Jon Scott Meissner 8500 Andrew Carnegie Blvd. Charlotte, NC 28262 1973	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2019

Managing Director of Mutual Fund Tax and Financial Reporting groups at Nuveen (since 2017); Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.

Deann D. Morgan 730 Third Avenue New York, NY 10017 1969	Vice President	Term— Indefinite Length of Service— Since 2020

President, Nuveen Fund Advisors, LLC (since November 2020); Executive Vice President, Global Head of Product at Nuveen, LLC (since November 2019); Co-Chief Executive Officer of Nuveen Securities, LLC (since 2020); Managing Member of MDR Collaboratory LLC (since 2018); formerly, Managing Director, Head of Wealth Management Product Structuring & COO Multi Asset Investing, The Blackstone Group (2013-2017).

Christopher M. Rohrbacher 333 West Wacker Drive Chicago, IL 60606 1971	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2016

Managing Director (since 2017), General Counsel (since 2020) and Assistant Secretary (since 2016), formerly, Senior Vice President (2016-2017), of Nuveen Fund Advisors, LLC; Managing Director and Assistant Secretary (since 2017) of Nuveen Securities, LLC; Managing Director, Associate General Counsel and Assistant Secretary of Nuveen Asset Management, LLC (since 2020); Managing Director (since 2017) and Associate General Counsel (since 2016), formerly, Senior Vice President (2012-2017) and Assistant General Counsel (2008-2016), of Nuveen.

William A. Siffermann 333 West Wacker Drive Chicago, IL 60606 1975	Vice President	Term— Indefinite Length of Service— Since 2017	Managing Director (since 2017), formerly Senior Vice President (2016-2017) and Vice President (2011-2016), of Nuveen.

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Name, Business Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years

E. Scott Wickerham 8500 Andrew Carnegie Blvd. Charlotte, NC 28262 1973	Vice President and Controller	Term— Indefinite Length of Service— Since 2019

Senior Managing Director, Head of Public Investment Finance of Nuveen (since 2019), formerly, Managing Director; Senior Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the Principal Financial Officer, Principal Accounting Officer (since 2020) and Treasurer (since 2017) to the CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration (2014-2015); has held various positions with TIAA since 2006.

Mark L. Winget 333 West Wacker Drive Chicago, IL 60606 1968	Vice President and Assistant Secretary	Term— Indefinite Length of Service— Since 2008

Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008); Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General Counsel and Assistant Secretary of Nuveen Asset Management, LLC (since 2020); Vice President (since 2010) and Associate General Counsel (since 2019), formerly, Assistant General Counsel (2008-2016), of Nuveen.

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606 1956	Vice President and Chief Compliance Officer	Term— Indefinite Length of Service— Since 2016

Formerly, Managing Director (2002-2020) and Assistant Secretary (2002-2020) of Nuveen Securities, LLC; formerly, Managing Director (2002-2020), Assistant Secretary (1997-2020) and Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC; formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of Nuveen Investments, Inc.; formerly, Managing Director, Assistant Secretary and Associate General Counsel of Nuveen Asset Management, LLC (2011-2020); formerly, Vice President and Assistant Secretary of NWQ Investment Management Company LLC, (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.

Board Leadership Structure and Risk Oversight

The Board oversees the operations and management of the Nuveen Funds, including the duties performed for the Nuveen Funds by the Adviser. The Board has adopted a unitary board structure. A unitary board consists of one group of trustees who serve on the board of every fund in the Nuveen Fund complex. In adopting a unitary board structure, the trustees seek to provide effective governance through establishing a board, the overall composition of which will, as a body, possess the appropriate skills, diversity (including, among other things, gender, race and ethnicity), independence and experience to oversee the Nuveen Funds’ business. With this overall framework in mind, when the Board, through its Nominating and Governance Committee discussed below, seeks nominees for the Board, the trustees consider, not only the candidate’s particular background, skills and experience, among other things, but also whether such background, skills and experience enhance the Board’s diversity and at the same time complement the Board given its current composition and the mix of skills and experiences of the incumbent trustees. The Nominating and Governance Committee believes that the Board generally benefits from diversity of background (including, among other things, gender, race and ethnicity), skills, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy on diversity or any particular definition of diversity.

The Board believes the unitary board structure enhances good and effective governance, particularly given the nature of the structure of the investment company complex. Funds in the same complex generally are served by the same service providers and personnel and are governed by the same regulatory scheme which raises common issues that must be addressed by the trustees across the fund complex (such as compliance, valuation, liquidity, brokerage, trade allocation or risk management). The Board believes it is more efficient to have a single board review and oversee common policies and procedures which increases the Board’s knowledge and expertise with respect to the many aspects of

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fund operations that are complex-wide in nature. The unitary structure also enhances the Board’s influence and oversight over the Adviser and other service providers.

In an effort to enhance the independence of the Board, the Board also has a chair that is an independent trustee. The Board recognizes that a chair can perform an important role in setting the agenda for the Board, establishing the boardroom culture, establishing a point person on behalf of the Board for fund management, and reinforcing the Board’s focus on the long-term interests of shareholders. The Board recognizes that a chair may be able to better perform these functions without any conflicts of interests arising from a position with fund management. Accordingly, the trustees have elected Mr. Toth to serve as the independent Chair of the Board. Specific responsibilities of the Chair include: (i) presiding at all meetings of the Board and of the shareholders; (ii) seeing that all orders and resolutions of the trustees are carried into effect; and (iii) maintaining records of and, whenever necessary, certifying all proceedings of the trustees and the shareholders.

Although the Board has direct responsibility over various matters (such as advisory contracts, underwriting contracts and fund performance), the Board also exercises certain of its oversight responsibilities through several committees that it has established and which report back to the full Board. The Board believes that a committee structure is an effective means to permit trustees to focus on particular operations or issues affecting the Nuveen Funds, including risk oversight. More specifically, with respect to risk oversight, the Board has delegated matters relating to valuation and compliance to certain committees (as summarized below) as well as certain aspects of investment risk. In addition, the Board believes that the periodic rotation of trustees among the different committees allows the trustees to gain additional and different perspectives of a Nuveen Fund’s operations. The Board has established six standing committees: the Executive Committee, the Dividend Committee, the Audit Committee, the Compliance, Risk Management and Regulatory Oversight Committee, the Nominating and Governance Committee and the Open-End Funds Committee. The Board may also from time to time create ad hoc committees to focus on particular issues as the need arises. The membership and functions of the standing committees are summarized below.

The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board. The members of the Executive Committee are Mr. Toth, Chair, Ms. Wolff and Mr. Young. During the fiscal year ended October 31, 2021, the Executive Committee did not meet.

The Audit Committee assists the Board in the oversight and monitoring of the accounting and reporting policies, processes and practices of the Nuveen Funds, and the audits of the financial statements of the Nuveen Funds; the quality and integrity of the financial statements of the Nuveen Funds; the Nuveen Funds’ compliance with legal and regulatory requirements relating to the Nuveen Funds’ financial statements; the independent auditors’ qualifications, performance and independence; and the pricing procedures of the Nuveen Funds and the Adviser’s internal valuation group. It is the responsibility of the Audit Committee to select, evaluate and replace any independent auditors (subject only to Board and, if applicable, shareholder ratification) and to determine their compensation. The Audit Committee is also responsible for, among other things, overseeing the valuation of securities comprising the Nuveen Funds’ portfolios. Subject to the Board’s general supervision of such actions, the Audit Committee addresses any valuation issues, oversees the Nuveen Funds’ pricing procedures and actions taken by the Adviser’s internal valuation group which provides regular reports to the committee, reviews any issues relating to the valuation of the Nuveen Funds’ securities brought to its attention and considers the risks to the Nuveen Funds in assessing the possible resolutions to these matters. The Audit Committee may also consider any financial risk exposures for the Nuveen Funds in conjunction with performing its functions.

To fulfill its oversight duties, the Audit Committee receives annual and semi-annual reports and has regular meetings with the external auditors for the Nuveen Funds and the Adviser’s internal audit group. The Audit Committee also may review in a general manner the processes the Board or other Board committees have in place with respect to risk assessment and risk management as well as compliance with legal and regulatory matters relating to the Nuveen Funds’ financial statements. The committee operates under a written charter adopted and approved by the Board. Members of the Audit Committee shall be independent (as set forth in the charter) and free of any relationship that, in the opinion of the trustees, would interfere with their exercise of independent judgment as an Audit Committee member. The members of the Audit Committee are Ms. Stone, Chair, Mr. Evans, Mr. Nelson, Mr. Moschner, Ms. Stockdale and Mr. Young, each of whom is an independent trustee of the Nuveen Funds. During the fiscal year ended October 31, 2021, the Audit Committee met four times.

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The Nominating and Governance Committee is responsible for seeking, identifying and recommending to the Board qualified candidates for election or appointment to the Board. In addition, the Nominating and Governance Committee oversees matters of corporate governance, including the evaluation of Board performance and processes, the assignment and rotation of committee members, and the establishment of corporate governance guidelines and procedures, to the extent necessary or desirable, and matters related thereto. Although the unitary and committee structure has been developed over the years and the Nominating and Governance Committee believes the structure has provided efficient and effective governance, the committee recognizes that as demands on the Board evolve over time (such as through an increase in the number of funds overseen or an increase in the complexity of the issues raised), the committee must continue to evaluate the Board and committee structures and their processes and modify the foregoing as may be necessary or appropriate to continue to provide effective governance. Accordingly, the Nominating and Governance Committee has a separate meeting each year to, among other things, review the Board and committee structures, their performance and functions, and recommend any modifications thereto or alternative structures or processes that would enhance the Board’s governance of the Nuveen Funds.

In addition, the Nominating and Governance Committee, among other things, makes recommendations concerning the continuing education of trustees; monitors performance of legal counsel and other service providers; establishes and monitors a process by which security holders are able to communicate in writing with members of the Board; and periodically reviews and makes recommendations about any appropriate changes to trustee compensation. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to William Siffermann, Manager of Fund Board Relations, Nuveen, LLC, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview any and all candidates and to make the final selection of any new trustees. In considering a candidate’s qualifications, each candidate must meet certain basic requirements, including relevant skills and experience, time availability (including the time requirements for due diligence meetings to internal and external sub-advisers and service providers) and, if qualifying as an independent trustee candidate, independence from the Adviser, the Sub-Adviser, the Distributor and other service providers, including any affiliates of these entities. These skill and experience requirements may vary depending on the current composition of the Board, since the goal is to ensure an appropriate range of skills, diversity and experience, in the aggregate. Accordingly, the particular factors considered and weight given to these factors will depend on the composition of the Board and the skills and backgrounds of the incumbent trustees at the time of consideration of the nominees. All candidates, however, must meet high expectations of personal integrity, independence, governance experience and professional competence. All candidates must be willing to be critical within the Board and with management and yet maintain a collegial and collaborative manner toward other Board members. The committee operates under a written charter adopted and approved by the Board. This committee is composed of the independent trustees of the Nuveen Funds. The members of the Nominating and Governance Committee are Mr. Toth, Chair, Mr. Evans, Dr. Hunter, Ms. Lancellotta, Ms. Medero, Mr. Moschner, Mr. Nelson, Ms. Stockdale, Ms. Stone, Mr. Thornton, Ms. Wolff and Mr. Young. During the fiscal year ended October 31, 2021, the Nominating and Governance Committee met seven times.

The Dividend Committee is authorized to declare distributions on the Nuveen Funds’ shares, including, but not limited to, regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Mr. Nelson, Mr. Moschner, Mr. Thornton, Ms. Wolff and Mr. Young, Chair. During the fiscal year ended October 31, 2021, the Dividend Committee met four times.

The Compliance, Risk Management and Regulatory Oversight Committee (the “Compliance Committee”) is responsible for the oversight of compliance issues, risk management and other regulatory matters affecting the Nuveen Funds that are not otherwise the jurisdiction of the other committees. The Board has adopted and periodically reviews policies and procedures designed to address the Nuveen Funds’ compliance and risk matters. As part of its duties, the Compliance Committee reviews the policies and procedures relating to compliance matters and recommends modifications thereto as necessary or appropriate to the full Board; develops new policies and procedures as new regulatory matters affecting the Nuveen Funds arise from time to time; evaluates or considers any comments or reports from examinations from regulatory authorities and responses thereto; and performs any special reviews, investigations or other oversight responsibilities relating to risk management, compliance and/or regulatory matters as requested by the Board.

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In addition, the Compliance Committee is responsible for risk oversight, including, but not limited to, the oversight of risks related to investments and operations. Such risks include, among other things, exposures to particular issuers, market sectors, or types of securities; risks related to product structure elements, such as leverage; and techniques that may be used to address those risks, such as hedging and swaps. In assessing issues brought to the committee’s attention or in reviewing a particular policy, procedure, investment technique or strategy, the Compliance Committee evaluates the risks to the Nuveen Funds in adopting a particular approach compared to the anticipated benefits to the Nuveen Funds and their shareholders. In fulfilling its obligations, the Compliance Committee meets on a quarterly basis, and at least once a year in person. The Compliance Committee receives written and oral reports from the Nuveen Funds’ Chief Compliance Officer (“CCO”) and meets privately with the CCO at each of its quarterly meetings. The CCO also provides an annual report to the full Board regarding the operations of the Nuveen Funds’ and other service providers’ compliance programs as well as any recommendations for modifications thereto. The Compliance Committee also receives reports from the Adviser’s investment services group regarding various investment risks. Notwithstanding the foregoing, the full Board also participates in discussions with management regarding certain matters relating to investment risk, such as the use of leverage and hedging. The investment services group therefore also reports to the full Board at its quarterly meetings regarding, among other things, fund performance and the various drivers of such performance. Accordingly, the Board directly and/or in conjunction with the Compliance Committee oversees matters relating to investment risks. Matters not addressed at the committee level are addressed directly by the full Board. The committee operates under a written charter adopted and approved by the Board. The members of the Compliance Committee are Dr. Hunter, Ms. Lancellotta, Ms. Medero, Mr. Nelson, Mr. Thornton, Mr. Toth and Ms. Wolff, Chair. During the fiscal year ended October 31, 2021, the Compliance Committee met four times.

The Open-End Funds Committee is responsible for assisting the Board in the oversight and monitoring of the Nuveen Mutual Funds and the Nuveen ETFs (collectively, the “Nuveen Open-End Funds”). The committee may review and evaluate matters related to the formation and the initial presentation to the Board of any new Nuveen Open-End Fund and may review and evaluate any matters relating to any existing Nuveen Open-End Fund. The committee operates under a written charter adopted and approved by the Board. The members of the Open-End Funds Committee are Mr. Moschner, Chair, Ms. Medero, Ms. Stockdale, Ms. Stone, Mr. Thornton, Mr. Toth and Mr. Young. During fiscal year ended October 31, 2021, the Open-End Funds Committee met four times.

Board Diversification and Trustee Qualifications

In determining that a particular trustee was qualified to serve on the Board, the Board has considered each trustee’s background, skills, experience and other attributes in light of the composition of the Board with no particular factor controlling. The Board believes that trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties, and the Board believes each trustee satisfies this standard. An effective trustee may achieve this ability through his or her educational background; business, professional training or practice; public service or academic positions; experience from service as a board member or executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. Accordingly, set forth below is a summary of the experiences, qualifications, attributes, and skills that led to the conclusion, as of the date of this document, that each trustee should continue to serve in that capacity. References to the experiences, qualifications, attributes and skills of trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any trustee as having any special expertise or experience and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Jack B. Evans

Mr. Evans has served as Chairman (since 2019), formerly, President (1996-2019) of the Hall-Perrine Foundation, a private philanthropic corporation. Mr. Evans was formerly President and Chief Operating Officer (1972-1995) of the SCI Financial Group, Inc., a regional financial services firm headquartered in Cedar Rapids, Iowa. He was a member of the Board of the Federal Reserve Bank of Chicago from 1997 to 2003 as well as a Director of Alliant Energy from 2000-2004 and Member and President Pro Tem of the Board of Regents for the State of Iowa University System from 2007 to 2013. Mr. Evans is a Life Trustee of Coe College and formerly served as Chairman of the Board of United Fire Group from 2009 to 2021, served as a Director and Public Member of the American Board of Orthopedic

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Surgery from 2015 to 2020 and served on the Board of the Gazette Company from 1996 to 2015. He has a Bachelor of Arts from Coe College and a M.B.A. from the University of Iowa.

William C. Hunter

Dr. Hunter became Dean Emeritus of the Henry B. Tippie College of Business at the University of Iowa in 2012, after having served as Dean of the College since July 2006. He had been Dean and Distinguished Professor of Finance at the University of Connecticut School of Business from 2003 to 2006. From 1995 to 2003, he was the Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago. He has held faculty positions at Emory University, Atlanta University, the University of Georgia and Northwestern University. He has consulted with numerous foreign central banks and official agencies in Europe, Asia, Central America and South America. He has been a Director of Wellmark, Inc. since 2009. He is a past Director (2005-2015) and a past President (2010-2014) of Beta Gamma Sigma, Inc., The International Business Honor Society and a past Director (2004-2018) of the Xerox Corporation. Dr. Hunter received his PhD (1978) and MBA (1970) from Northwestern University and his BS from Hampton University (1970).

Amy B.R. Lancellotta

After 30 years of service, Ms. Lancellotta retired at the end of 2019 from the Investment Company Institute (ICI), which represents regulated investment companies on regulatory, legislative and securities industry initiatives that affect funds and their shareholders. From November 2006 until her retirement, Ms. Lancellotta served as Managing Director of ICI’s Independent Directors Council (IDC), which supports fund independent directors in fulfilling their responsibilities to promote and protect the interests of fund shareholders. At IDC, Ms. Lancellotta was responsible for all ICI and IDC activities relating to the fund independent director community. In conjunction with her responsibilities, Ms. Lancellotta advised and represented IDC, ICI, independent directors and the investment company industry on issues relating to communication, governance and policy initiatives. Prior to serving as Managing Director of IDC, Ms. Lancellotta held various other positions with ICI beginning in 1989. Before joining ICI, Ms. Lancellotta was an associate at two Washington D.C. law firms. In addition, since 2020, she has been a member of the Board of Directors of the Jewish Coalition Against Domestic Abuse (JCADA), an organization that seeks to end power-based violence, empower survivors and ensure safe communities. Ms. Lancellotta received a B.A. degree from Pennsylvania State University in 1981 and a J.D. degree from the National Law Center, George Washington University (currently known as George Washington University Law School) in 1984.

Joanne T. Medero

Ms. Medero has over 30 years of financial services experience and, most recently, from December 2009 until her retirement in July, 2020, she was a Managing Director in the Government Relations and Public Policy Group at BlackRock, Inc. (BlackRock). From July 2018 to July 2020, she was also a Senior Advisor to BlackRock’s Vice Chairman, focusing on public policy and corporate governance issues. In 1996, Ms. Medero joined Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, she was a Managing Director and served as Global General Counsel and Corporate Secretary until 2006. Then, from 2006 to 2009, Ms. Medero was a Managing Director and Global Head of Government Relations and Public Policy at Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, she was a Managing Director and served as Global General Counsel and Corporate Secretary until 2006. Then, from 2006 to 2009, Ms. Medero was a Managing Director and Global Head Government Relations and Public Policy at Barclays Group (IBIM), where she provided policy guidance and directed legislative and regulatory advocacy programs for the investment banking, investment management and wealth management businesses. Before joining BGI, Ms. Medero was a Partner at Orrick, Herrington & Sutcliffe LLP from 1993 to 1995, where she specialized in derivatives and financial markets regulation issues. Additionally, she served as General Counsel of the Commodity Futures Trading Commission (CFTC) from 1989 to 1993 and, from 1986 to 1989, she was Deputy Associate Director/Associate Director for Legal and Financial Affairs at The White House Office of Presidential Personnel. Further, from 2006 to 2010, Ms. Medero was a member of the CFTC Global Markets Advisory Committee and she has been actively involved in financial industry associations, serving as Chair of the Steering Committee of the SIFMA (Securities Industry and Financial Markets Association) Asset Management Group (2016-2018) and Chair of the CTA (Commodity Trading Advisor), CPO (Commodity Pool Operator) and Futures Committee of the Managed Funds Association (2010-2012). Currently, Ms. Medero chairs the Corporations, Antitrust and Securities Practice Group of The Federalist Society of Law and Public Policy (since 2010 and from 2000 to 2002). In addition, since 2019, she has been a member of the Board of Directors of the Baltic-American Freedom Foundation, which

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seeks to provide opportunities for citizens of the Baltic States to gain education and professional development through exchanges in the United States. Ms. Medero received a B.A. degree from St. Lawrence University in 1975 and a J.D. degree from the National Law Center, George Washington University (currently known as George Washington University Law School) in 1978.

Albin F. Moschner

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995. Mr. Moschner was Chairman of the Board (2019) and a member of the Board of Directors (2012-2019) of USA Technologies, Inc. and, from 1996 until 2016, he was a member of the Board of Directors of Wintrust Financial Corporation. In addition, he is emeritus (since 2018) of the Advisory Boards of the Kellogg School of Management (1995-2018) and the Archdiocese of Chicago Financial Council (2012-2018). Mr. Moschner received a Bachelor of Engineering degree in Electrical Engineering from The City College of New York in 1974 and a Master of Science degree in Electrical Engineering from Syracuse University in 1979.

John K. Nelson

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm that develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank's Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank's representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014). At Fordham University, he served as a director of The President's Council (2010- 2019) and previously served as a director of The Curran Center for Catholic American Studies (2009-2018). He served as a trustee and Chairman of The Board of Trustees of Marian University (2011-2013). Mr. Nelson is a graduate of Fordham University, holding a BA in Economics and an MBA in Finance.

Judith M. Stockdale

Ms. Stockdale retired in 2012 as Executive Director of the Gaylord and Dorothy Donnelley Foundation, a private foundation working in land conservation and artistic vitality in the Chicago region and the Low Country of South Carolina. She is currently a board member of the Land Trust Alliance (since 2013). Her previous positions include Executive Director of the Great Lakes Protection Fund, Executive Director of Openlands, and Senior Staff Associate at the Chicago Community Trust. She has served on the Advisory Council of the National Zoological Park, the Governor’s Science Advisory Council (Illinois), and the Nancy Ryerson Ranney Leadership Grants Program. She has served on the Boards of Brushwood Center, Forefront f/k/a Donors Forum and the U.S. Endowment for Forestry and Communities. Ms. Stockdale, a native of the United Kingdom, has a Bachelor of Science degree in geography from the University of Durham (UK) and a Master of Forest Science degree from Yale University.

Carole E. Stone

Ms. Stone recently retired from the Board of Directors of the Cboe Global Markets, Inc. (formerly, CBOE Holdings, Inc.), having served from 2010-2020. She previously served on the Boards of the Chicago Board Options Exchange and C2 Options Exchange, Incorporated. Ms. Stone retired from the New York State Division of the Budget in 2004, having served as its Director for nearly five years and as Deputy Director from 1995 through 1999. She has also served as the Chair of the New York Racing Association Oversight Board, as a Commissioner on the New York State Commission on Public Authority

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Reform and as a member of the Boards of Directors of several New York State public authorities. Ms. Stone has a Bachelor of Arts in Business Administration from Skidmore College.

Matthew Thornton III

Mr. Thornton has over 40 years of broad leadership and operating experience from his career with FedEx Corporation (“FedEx”), which, through its portfolio of companies, provides transportation, e-commerce and business services. In November 2019, Mr. Thornton retired as Executive Vice President and Chief Operating Officer of FedEx Freight Corporation (FedEx Freight), a subsidiary of FedEx, where, from May 2018 until his retirement, he had been responsible for day-to-day operations, strategic guidance, modernization of freight operations and delivering innovative customer solutions. From September 2006 to May 2018, Mr. Thornton served as Senior Vice President, U.S. Operations at Federal Express Corporation (FedEx Express), a subsidiary of FedEx. Prior to September 2006, Mr. Thornton held a range of positions of increasing responsibility with FedEx, including various management positions. In addition, Mr. Thornton currently (since 2014) serves on the Board of Directors of The Sherwin-Williams Company, where he is a member of the Audit Committee and the Nominating and Corporate Governance Committee, and the Board of Directors of Crown Castle International (since 2020), where he is a member of the Strategy Committee and the Compensation Committee. Formerly (2012-2018), he was a member of the Board of Directors of Safe Kids Worldwide®, a non-profit organization dedicated to the prevention of childhood injuries. Mr. Thornton is a member (since 2014) of the Executive Leadership Council (ELC), the nation’s premier organization of global black senior executives. He is also a member of the National Association of Corporate Directors (NACD). Mr. Thornton has been recognized by Black Enterprise on its 2017 list of the Most Powerful Executives in Corporate America and by Ebony on its 2016 Power 100 list of the world’s most influential and inspiring African Americans. Mr. Thornton received a B.B.A. degree from the University of Memphis in 1980 and an M.B.A. from the University of Tennessee in 2001.

Terence J. Toth

Mr. Toth, the Nuveen Funds’ Independent Chairman, was a Co-Founding Partner of Promus Capital (2008-2017). From 2012 to 2021, he was a Director of Quality Control Corporation, from 2010 to 2019, he was a Director of Fulcrum IT Service LLC and from 2012 to 2016, he was a Director of LogicMark LLC. From 2008 to 2013, he was a Director of Legal & General Investment Management America, Inc. From 2004 to 2007, he was Chief Executive Officer and President of Northern Trust Global Investments, and Executive Vice President of Quantitative Management & Securities Lending from 2000 to 2004. He also formerly served on the Board of the Northern Trust Mutual Funds. He joined Northern Trust in 1994 after serving as Managing Director and Head of Global Securities Lending at Bankers Trust (1986 to 1994) and Head of Government Trading and Cash Collateral Investment at Northern Trust from 1982 to 1986. He currently serves as Chair of the Board of the Kehrein Center for the Arts (since 2021) and is on the Board of Catalyst Schools of Chicago (since 2008). He is on the Mather Foundation Board (since 2012) and is the Chair of its Investment Committee. Mr. Toth graduated with a Bachelor of Science degree from the University of Illinois, and received his M.B.A. from New York University. In 2005, he graduated from the CEO Perspectives Program at Northwestern University.

Margaret L. Wolff

Ms. Wolff retired from Skadden, Arps, Slate, Meagher & Flom LLP in 2014 after more than 30 years of providing client service in the Mergers & Acquisitions Group. During her legal career, Ms. Wolff devoted significant time to advising boards and senior management on U.S. and international corporate, securities, regulatory and strategic matters, including governance, shareholder, fiduciary, operational and management issues. From 2013 to 2017, she was a Board member of Travelers Insurance Company of Canada and The Dominion of Canada General Insurance Company (each of which is a part of Travelers Canada, the Canadian operation of The Travelers Companies, Inc.). Ms. Wolff has been a trustee of New York-Presbyterian Hospital since 2005 and, since 2004, she has served as a trustee of The John A. Hartford Foundation (a philanthropy dedicated to improving the care of older adults) where she currently is the Chair. From 2005 to 2015, she was a trustee of Mt. Holyoke College and served as Vice Chair of the Board from 2011 to 2015. Ms. Wolff received her Bachelor of Arts from Mt. Holyoke College and her Juris Doctor from Case Western Reserve University School of Law.

Robert L. Young

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P.

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Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice. Mr. Young holds a Bachelor of Business Administration degree in Accounting from the University of Dayton and, from 2008 to 2011, he served on the Investment Committee of its Board of Trustees.

Board Compensation

The following table shows, for each independent trustee, (1) the aggregate compensation (including deferred amounts) to be paid by the Funds for the fiscal year ended October 31, 2021, (2) the amount of total compensation paid by the Funds that has been deferred, and (3) the total compensation (including deferred amounts) paid to each trustee by the Nuveen Funds during the fiscal year ended October 31, 2021. Pursuant to the Board’s deferred compensation plan, a portion of the independent trustees’ compensation may be deferred and treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amount of total compensation that has been deferred provided below represents the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Funds.

Name of Trustee	Estimated Aggregate Compensation From Funds	Amount of Total Compensation That Has Been Deferred	Total Compensation From Nuveen Funds Paid to Trustee
Jack B. Evans	$1,815	$218	$411,938
William C. Hunter	1,700	0	415,750
Amy B.R. Lancellotta**	1,677	0	117,500
Joanne T. Medero**	1,677	0	117,500
Albin F. Moschner	1,773	0	420,050
John K. Nelson	1,790	0	434,500
Judith M. Stockdale	1,913	1,058	429,076
Carole E. Stone	1,866	534	424,419
Matthew Thornton III*	1,677	0	335,500
Terence J. Toth	2,235	0	499,050
Margaret L. Wolff	1,863	628	423,215
Robert L. Young	2,045	2,034	353,518

* Mr. Thornton was elected to the Board of Trustees effective November 16, 2020.

** Ms. Lancellotta and Ms. Medero were elected to the Board of Trustees, effective June 1, 2021.

Effective January 1, 2021, independent trustees received a $200,000 annual retainer, increased to $205,000 as of January 1, 2022, plus they receive (a) a fee of $7,000 per day, for attendance in person or by telephone at regularly scheduled meetings of the Board; (b) a fee of $3,000 per meeting for attendance in person or by telephone at special, non-regularly scheduled Board meetings where in-person attendance is required and $2,000, increased to $3,000 as of January 1, 2022, per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (c) a fee of $2,500 per meeting for attendance in person or by telephone at Audit Committee meetings where in-person attendance is required and $2,000, increased to $2,250 as of January 1, 2022, per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (d) a fee of $5,000 per meeting for attendance in person or by telephone at Compliance, Risk Management and Regulatory Oversight Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (e) a fee of $1,000, increased to $1,250 as of January 1, 2022, per meeting for attendance in person or by telephone at Dividend Committee meetings; (f) a fee of $500 per meeting for attendance in person or by telephone at all other committee meetings ($1,000 for shareholder meetings) where in-person attendance is required and $250 per meeting for attendance by telephone or in person at such

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committee meetings (excluding shareholder meetings) where in-person attendance is not required, and $100 per meeting when the Executive Committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings, provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held; and (g) a fee of $2,500 per meeting for attendance in person or by telephone at Open-End Funds Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; provided that no fees are received for meetings held on days on which regularly scheduled Board meetings are held. In addition to the payments described above, the Chair of the Board receives $100,000, increased to $125,000 as of January 1, 2022, and the chairpersons of the Audit Committee, the Dividend Committee, the Compliance, Risk Management and Regulatory Oversight Committee, the Nominating and Governance Committee and the Open-End Funds Committee receive $15,000, increased to $20,000 as of January 1, 2022, each as additional retainers. Independent trustees also receive a fee of $3,500 per day for site visits to entities that provide services to the Nuveen Funds on days on which no Board meeting is held. When ad hoc committees are organized, the Nominating and Governance Committee will at the time of formation determine compensation to be paid to the members of such committee; however, in general, such fees will be $1,000 per meeting for attendance in person or by telephone at ad hoc committee meetings where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the Nuveen Funds on the basis of relative net assets, although management may, in its discretion, establish a minimum amount to be allocated to each fund. In certain instances, fees and expenses will be allocated only to those Nuveen Funds that are discussed at a given meeting. In certain circumstances, such as during the COVID-19 pandemic, the Board may hold in-person meetings by telephonic or videographic means and be compensated at the in-person rate.

The Trust does not have a retirement or pension plan. The Trust is a participant in a deferred compensation plan (the “Deferred Compensation Plan”) that permits any independent trustee to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the participating Nuveen Funds when the compensation would otherwise have been paid to the trustee. The value of the trustee’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen Funds. An independent trustee may elect to receive distributions in a lump sum or over a period of five years. No participating Nuveen Fund will be liable for any other fund’s obligations to make distributions under the Deferred Compensation Plan.

The Funds have no employees. Each officer of the Trust serves without any compensation from the Funds. The CCO’s compensation, which is composed of base salary and incentive compensation, is paid by the Adviser, with review and input by the Board. Each Fund reimburses the Adviser for an allocable portion of the Adviser’s cost of the CCO’s incentive compensation.

Share Ownership

The information in the table below discloses the dollar ranges of (i) each trustee’s beneficial ownership in the Funds, and (ii) each trustee’s aggregate beneficial ownership in all Nuveen Funds, including in each case the value of fund shares elected by the trustee in the trustees’ deferred compensation plan, as of December 31, 2021, based on the value of fund shares as of that same date.

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Name of Trustee	Dollar Range of Equity Securities In the Funds	Aggregate Dollar Range Of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jack B. Evans	$0	Over $100,000
William C. Hunter	$0	Over $100,000
Amy B.R. Lancellotta**	$0	$0
Joanne T. Medero**	$0	$0
Albin F. Moschner	$0	Over $100,000
John K. Nelson	$0	Over $100,000
Judith M. Stockdale	$0	Over $100,000
Carole E. Stone	$0	Over $100,000
Matthew Thornton III*	$0	$0
Terence J. Toth	$0	Over $100,000
Margaret L. Wolff	$0	Over $100,000
Robert L. Young	$0	Over $100,000

*Mr. Thornton was elected to the Board of Trustees effective November 16, 2020.

**Ms. Lancellotta and Ms. Medero were elected to the Board of Trustees effective June 1, 2021.

As of February 1, 2022, the officers and trustees of the Trust, in the aggregate, owned less than 1% of the shares of the Funds.

As of February 1, 2022, none of the independent trustees or their immediate family members owned, beneficially, or of record, any securities in (i) an investment adviser or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

SERVICE PROVIDERS

Investment Adviser

Nuveen Fund Advisors, LLC, each Fund’s investment adviser, has overall responsibility for management of the Funds, oversees the management of each Fund’s portfolio, manages each Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate. The Adviser is a wholly owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”). The Adviser is located at 333 West Wacker Drive, Chicago, Illinois 60606.

For the management services and facilities furnished by the Adviser under the Management Agreement, each Fund has agreed to pay an annual management fee based on a percentage of the Fund’s average daily net assets, payable monthly, at a rate set forth in the Prospectus under “Fund Management—Management Fees.” From time to time, the Adviser may waive all or a portion of its fee. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses, and extraordinary expenses. The following table sets forth the management fees paid by each Fund, from the commencement of operations for each Fund through the fiscal period ended October 31, 2021. Because all of the Funds commenced operations during 2021, there were no management fees incurred during the fiscal years ended October 31, 2019 or October 31, 2020.

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Amount of Management Fees
Commencement of Operations-10/31/21
Nuveen Dividend Growth ETF[1]	$8,596
Nuveen Growth Opportunities ETF[2]	195,248
Nuveen Small Cap Select ETF[1]	11,362
Nuveen Winslow Large-Cap Growth ESG ETF[1]	8,501

(1)The Fund commenced operations on August 4, 2021.

(2)The Fund commenced operations on September 27, 2021.

Sub-Advisers

The Adviser has selected its affiliate, Nuveen Asset Management, located at 333 West Wacker Drive, Chicago, Illinois 60606, to serve as sub-adviser to manage the investment portfolio of the Nuveen Dividend Growth ETF, Nuveen Growth Opportunities ETF, and Nuveen Small Cap Select ETF. The Adviser has selected its affiliate, Winslow Capital, located at 4400 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota, 55402, to serve as the sub-adviser to manage the investment portfolio of the Nuveen Winslow Large-Cap Growth ESG ETF. The Adviser pays each Sub-Adviser a portfolio management fee out of the advisory fee paid to the Adviser for its services to the Funds.

As a result of their common ownership by Nuveen and, ultimately, TIAA, Nuveen Fund Advisors, Nuveen Asset Management and Winslow Capital are considered affiliated persons under common control, and the registered investment companies managed by each are considered to be part of the same group of investment companies.

Prior to August 3, 2021, Santa Barbara Asset Management, LLC (“SBAM”), an affiliate of the Adviser located at 2029 Century Park East, Suite 1600, Los Angeles, California 90067, served as sub-adviser to the Nuveen Dividend Growth ETF. On August 3, 2021, the Trust’s Board of Trustees approved a new sub-advisory agreement for the Nuveen Dividend Growth ETF between the Adviser and Nuveen Asset Management, which took effect on December 31, 2021, upon the internal reorganization of SBAM into its affiliate Nuveen Asset Management. Because there was no change in the actual control or management of the Nuveen Dividend Growth ETF’s sub-adviser as a result of this reorganization, the transaction is not deemed to be an assignment of the Fund’s sub-advisory agreement under the 1940 Act.

Portfolio Managers

The following individuals have primary responsibility for the day-to-day implementation of the investment strategies of the Funds.

Name	Fund
David S. Park, CFA	Nuveen Dividend Growth ETF
David A. Chalupnik, CFA	Nuveen Dividend Growth ETF

Karen Hiatt, CFA	Nuveen Growth Opportunities ETF
Terrence Kontos, CFA	Nuveen Growth Opportunities ETF

Gregory J. Ryan, CFA	Nuveen Small Cap Select ETF
Jon A. Loth, CFA	Nuveen Small Cap Select ETF
Justin H. Kelly, CFA	Nuveen Winslow Large-Cap Growth ESG ETF
Patrick M. Burton, CFA	Nuveen Winslow Large-Cap Growth ESG ETF
Stephan C. Petersen	Nuveen Winslow Large-Cap Growth ESG ETF

Compensation

Nuveen Asset Management. Portfolio managers are compensated through a combination of base salary and variable components consisting of (i) a cash bonus; (ii) a long-term performance award; and (iii) participation in a profits interest plan.

Base salary. A portfolio manager’s base salary is determined based upon an analysis of the portfolio manager’s general performance, experience and market levels of base pay for such position.

Cash bonus. A portfolio manager is eligible to receive an annual cash bonus that is based on three variables: risk-adjusted investment performance relative to benchmark generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), ranking

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versus Morningstar peer funds generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), and management and peer reviews.

Long-term performance award. A portfolio manager is eligible to receive a long-term performance award that vests after three years. The amount of the award when granted is based on the same factors used in determining the cash bonus. The value of the award at the completion of the three-year vesting period is adjusted based on the risk-adjusted investment performance of Fund(s) managed by the portfolio manager during the vesting period and the performance of the TIAA organization as a whole.

Profits interest plan. Portfolio managers are eligible to receive profits interests in Nuveen Asset Management and its affiliate, TAL, which vest over time and entitle their holders to a percentage of the firms’ annual profits. Profits interests are allocated to each portfolio manager based on such person’s overall contribution to the firms.

There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table below.

Winslow Capital. In an effort to retain key personnel, Winslow Capital has structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms. The compensation plan is recommended by members of the Winslow Capital Executive Committee with the final decision resting with Justin H. Kelly. Winslow Capital’s compensation plan is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, superior investment results, measured by the performance of the product.

The Executive Committee establishes salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional and administrative personnel. Portfolio manager compensation packages are independent of advisory fees collected on any given client account under management. In addition, an incentive bonus is paid annually to the employees based upon each individual’s performance, client results and the profitability of the firm. Finally, eligible employees of Winslow Capital, including the portfolio managers, have received profits interests in the firm which entitle their holders to participate in the firm’s growth over time.

Conflicts of Interest

Nuveen Asset Management. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts.

With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by a portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the

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management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Conflicts of interest may also arise when the Sub-Adviser invests one or more of its client accounts in different or multiple parts of the same issuer’s capital structure, including investments in public versus private securities, debt versus equity, or senior versus junior/subordinated debt, or otherwise where there are different or inconsistent rights or benefits. Decisions or actions such as investing, trading, proxy voting, exercising, waiving or amending rights or covenants, workout activity, or serving on a board, committee or other involvement in governance may result in conflicts of interest between clients holding different securities or investments. Generally, individual portfolio managers will seek to act in a manner that they believe serves the best interest of the accounts they manage. In cases where a portfolio manager or team faces a conflict among its client accounts, it will seek to act in a manner that it believes best reflects its overall fiduciary duty, which may result in relative advantages or disadvantages for particular accounts.

Nuveen Asset Management has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Winslow Capital. The portfolio managers’ simultaneous management of the Funds and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the Funds and the other accounts. To address potential conflicts of interest, Winslow Capital has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, Winslow Capital has adopted a Code of Ethics that recognizes the manager’s obligation to treat all of its clients, including the Funds, fairly and equitably. These policies and procedures and the Code of Ethics are designed to restrict the portfolio managers from favoring one client over another. There is no guarantee that the policies and procedures and the Code of Ethics will be successful in every instance.

Other Accounts Managed by the Portfolio Managers

In addition to the Funds, as of December 31, 2021, the portfolio managers were also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees (millions)
David S. Park[1]	Registered Investment Companies	3	$7,134	0	$0
	Other Pooled Investment Vehicles	1	159	0	0
	Other Accounts	3,739	13,470	0	0
David A. Chalupnik[2]	Registered Investment Companies	8	$152,843	0	$0
	Other Pooled Investment Vehicles	1	159	0	0
	Other Accounts	3,953	14,946	0	0
Karen Hiatt	Registered Investment Companies	3	$47,112	0	$0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0
Terrence Kontos	Registered Investment Companies	4	$48,954	0	$0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	1	3	0	0
Gregory J. Ryan	Registered Investment Companies	2	$507	0	$0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	7	65	0	0
Jon A. Loth	Registered Investment Companies	2	$507	0	$0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	6	61	0	0
Justin H. Kelly	Registered Investment Companies	4	$19,089	0	$0
	Other Pooled Investment Vehicles	3	3,088	0	0
	Other Accounts	1,169	8,213	3	260
Patrick M. Burton	Registered Investment Companies	4	$19,089	0	$0
	Other Pooled Investment Vehicles	3	3,088	0	0
	Other Accounts	1,168	8,213	3	260
Stephan C. Petersen	Registered Investment Companies	1	$951	0	$0
	Other Pooled Investment Vehicles	1	154	0	0
	Other Accounts	0	0	0	0

1 Includes approximately $11.8 billion in model-based assets.

2 Includes approximately $12.8 billion in model-based assets.

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Beneficial Ownership of Securities by the Portfolio Managers

As of the fiscal year ended October 31, 2021, the portfolio managers did not beneficially own any shares of the Funds.

Administrator, Custodian, and Transfer Agent

Brown Brothers Harriman (“BBH”), located at 50 Post Office Square, Boston, Massachusetts 02110, is the administrator, custodian and transfer agent for the Funds. As custodian, BBH performs custodial, fund accounting and portfolio accounting services.

Distributor

Nuveen Securities, LLC, 333 West Wacker Drive, Chicago, Illinois 60606, serves as the principal underwriter of the Nuveen ETFs, including the Funds, pursuant to a Distribution Agreement dated August 2, 2016 (the “Distribution Agreement”). The Distributor is an affiliate of the Adviser and a subsidiary of Nuveen. The Distributor also serves as the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Funds.

Pursuant to the Distribution Agreement, the Fund have appointed the Distributor to be the agent for the distribution of the Funds’ shares on a continuous offering basis. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “Purchase and Redemption of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Adviser and/or its affiliates may make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds and certain other Nuveen ETFs available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by the Adviser and/or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Nuveen ETF complex. Payments of this type are sometimes referred to as “revenue-sharing payments.” A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds or other Nuveen ETFs over another investment.

Distribution and Service Plan

Each Fund has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides in substance that an open-end management investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plan authorizes each Fund to pay up to 0.25% in distribution fees to the Distributor. No payments pursuant to the Plan will be made during the next twelve (12) months of operation.

The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the independent trustees who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board and a vote of the independent trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit a Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of shareholders, and any other material amendments of the Plan must be approved by the independent trustees by a vote cast in person at a meeting called for the

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purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the independent trustees of the Trust will be committed to the discretion of the independent trustees then in office. With the exception of the Distributor and its affiliates, no “interested person” of a Fund, as that term is defined in the 1940 Act, and no trustee of a Fund has a direct or indirect financial interest in the operation of the Plan or any related agreement.

Independent Registered Public Accounting Firm

KPMG LLP, 200 East Randolph Street, Suite 5500, Chicago, Illinois 60601, independent registered public accounting firm, has been selected as auditors for the Funds.

Securities Lending Agent

State Street Bank and Trust Company (“State Street”) serves as the securities lending agent to the Funds. Pursuant to a Securities Lending Agreement and in accordance with procedures established by the Board of Trustees, State Street effects loans of Fund securities to any firm on a list of approved borrowers, negotiates loan terms, monitors the value of the loaned securities and collateral, requests additional collateral as necessary, manages reinvestment of collateral in a pooled cash collateral reinvestment vehicle, arranges for the return of loaned securities to a Fund, and maintains records and prepares reports regarding loans that are made and the income derived therefrom.

The Funds did not engage in securities lending transactions during the period from the inception of the securities lending program on August 14, 2020 through the end of the fiscal year on October 31, 2021. Consequently, the Funds did not earn any income or pay any fees related to securities lending activities for this period.

CODES OF ETHICS

The Funds, the Adviser, each Sub-Adviser, the Distributor and the Board’s independent trustees have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act and, with respect to the Adviser and the Sub-Advisers, Rule 204A-1 under the Investment Advisers Acts of 1940, as amended, addressing personal securities transactions and other conduct by investment personnel and other persons who may have access to information about the Funds’ securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Funds, subject to certain prohibitions, which may include prohibitions on investing in certain types of securities, pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Board and could result in severe penalties.

In accordance with the Adviser’s and the Sub-Adviser’s code of ethics, personnel of those entities with knowledge about the composition of the Actual Portfolio are prohibited from disclosing such information to any other person, except as authorized in the course of their employment, until such information is made public. In accordance with the Adviser’s and the Sub-Adviser’s code of ethics, personnel of those entities with knowledge about the composition of an Actual Portfolio are prohibited from disclosing such information to any other person, except as authorized in the course of their employment, until such information is made public.

PROXY VOTING POLICIES

Each Fund has delegated authority to the Adviser to vote proxies for securities held by each Fund, and the Adviser has in turn delegated that responsibility to the Sub-Advisers. The Adviser’s proxy voting policy establishes minimum standards for the exercise of proxy voting authority by the Sub-Advisers.

Nuveen Dividend Growth ETF, Nuveen Growth Opportunities ETF and Nuveen Small Cap Select ETF

A member of each Fund’s management team is responsible for oversight of the Fund’s proxy voting process. With regard to equity securities, Nuveen Asset Management has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations on the voting of proxies relating to securities held by the Funds and managed by the Sub-Adviser. ISS provides voting recommendations based upon established guidelines and practices. Nuveen Asset Management reviews and frequently follows ISS recommendations. However, on selected issues, the Sub-Adviser may not vote in accordance with the ISS recommendations when it believes that specific ISS recommendations are not in the best

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economic interest of the applicable Fund. If the Sub-Adviser manages the assets of a company or its pension plan and any of the Sub-Adviser’s clients hold any securities of that company, the Sub-Adviser will vote proxies relating to such company’s securities in accordance with the ISS recommendations to avoid any conflict of interest. Where a material conflict of interest has been identified by the Sub-Adviser and ISS does not offer a recommendation on the matter, the Sub-Adviser shall disclose the conflict and the Sub-Adviser’s Proxy Voting Committee shall determine the manner in which to vote and notify the applicable Fund’s Board of Trustees or its designated committee.

Although Nuveen Asset Management has affiliates that provide investment advisory, broker-dealer, insurance or other financial services, the Sub-Adviser does not receive non-public information about the business arrangements of such affiliates (except with regard to major distribution partners of its investment products) or the directors, officers and employees of such affiliates. Therefore, the Sub-Adviser is unable to consider such information when determining whether there are material conflicts of interests.

Nuveen Winslow Large-Cap Growth ESG ETF

Winslow Capital, pursuant to Rule 206(4)-6 under the Investment Advisers Act of 1940, has adopted Proxy Voting Policies and Procedures pursuant to which it has undertaken to vote all proxies or other beneficial interests in an equity security prudently and solely in the best long-term economic interest of its advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

Winslow Capital will vote all proxies appurtenant to shares of corporate stock held by a plan or account with respect to which it serves as investment manager, unless the investment management contract expressly precludes Winslow Capital, as investment manager, from voting such proxy.

Winslow Capital has delegated the authority to vote proxies in accordance with its Proxy Voting Policies and Procedures to Institutional Shareholder Services Inc. (“ISS”), a third party proxy-voting agency. Winslow Capital subscribes to ISS’s Implied Consent service feature. As ISS research is completed, the ISS Account Manager executes the ballots as Winslow Capital’s agent according to the vote recommendations and consistent with the applicable ISS Proxy Voting Guidelines. If new material public information becomes available after ISS recommends a vote or ISS finds that a report contains a material error, ISS issues a proxy alert to inform Winslow Capital of any corrections and, if necessary, any resulting changes in the vote recommendations. In casting its vote, Winslow Capital reviews any updated information from ISS.

Winslow Capital retains the ability to override any vote if it disagrees with ISS’s vote recommendation, and always maintains the option to review and amend votes before they are cast, except in the case of a conflict of interest. When there is an apparent conflict of interest, or the appearance of a conflict of interest, e.g., where Winslow Capital may receive fees from a company for advisory or other services at the same time that Winslow Capital has investments in the stock of that company, Winslow Capital will follow the vote recommendation of ISS. Winslow Capital retains documentation of all amended votes.

Although Winslow Capital has affiliates that provide investment advisory, broker-dealer, insurance or other financial services, Winslow Capital does not receive non-public information about the business arrangements of such affiliates (except with regard to major distribution partners of its investment products) or the directors, officers and employees of such affiliates. Therefore, Winslow Capital is unable to consider such information when determining whether there are material conflicts of interests.

All Funds

Each Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on each Sub-Advisers’ general voting policies. Please see Appendix A for the ISS United States Proxy Voting Guidelines and ISS’s website at http://www.issgovernance.com/policy-gateway/voting-policies for access to all of the current ISS Proxy Voting Guidelines.

Voted Proxies. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge by calling (800) 257-8787 or by accessing the SEC’s website at http://www.sec.gov.

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BROKERAGE TRANSACTIONS

Nuveen Winslow Large-Cap Growth ESG ETF

Winslow Capital is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of the Sub-Adviser to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions, in light of the overall quality of brokerage and research services provided to the adviser and its advisees. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund’s futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, the portfolio managers consider, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. Brokerage will not be allocated based on the sale of the Fund’s shares.

On behalf of the Fund, the Sub-Adviser may seek to buy from or sell securities to another fund or account advised by the Sub-Adviser or an affiliate. Winslow Capital may effect purchases and sales between its clients or clients of its affiliates, including the Fund (referred to herein as “cross trades”), if it believes that such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. Cross trades may give rise to potential conflicts of interest for the Sub-Adviser. On any occasion when the Fund participates in a cross trade, the Fund will comply with procedures adopted pursuant to Rule 17a-7 under the 1940 Act and applicable SEC guidance.
Section 28(e) of the Securities Exchange Act of 1934 permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting the transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include, but are not limited to, (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In light of the above, in selecting brokers, the portfolio managers consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the portfolio managers determine in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Sub-Adviser or the Fund. The Sub-Adviser believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement provide that such higher commissions will not be paid by the Fund unless the Sub-Adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to the Adviser under the Investment Management Agreement and the sub-advisory fees paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement are not reduced as a result of receipt by either the Adviser or the Sub-Adviser of research services.

Winslow Capital places portfolio transactions for other advisory accounts managed by it. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Sub-Adviser in servicing all of its accounts; not all of such services may be used by the Sub-Adviser in connection with the Fund. The Sub-Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) managed by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the Sub-Adviser believes such costs to the Fund will not be

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disproportionate to the benefits received by the Fund on a continuing basis. Winslow Capital seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Sub-Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

Nuveen Dividend Growth ETF, Nuveen Growth Opportunities ETF and Nuveen Small Cap Select ETF

Decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by Nuveen Asset Management.

In selecting a broker-dealer to execute securities transactions, Nuveen Asset Management considers the full range and quality of a broker-dealer’s services including, among other things: the value, nature and quality of any brokerage and research products and services; execution capability; commission rate; financial responsibility (including willingness to commit capital); the likelihood of price improvement; the speed of execution and likelihood of execution for limit orders; the ability to minimize market impact; the maintenance of the confidentiality of orders; and responsiveness of the broker-dealer. The determinative factor is not the lowest possible commission cost but whether the transaction represents the best qualitative execution for the Funds. Subject to the satisfaction of its obligation to seek best execution, another factor considered by Nuveen Asset Management in selecting a broker-dealer may include the broker-dealer’s access to initial public offerings.

For certain transactions, Nuveen Asset Management may cause a Fund to pay a broker-dealer a commission higher than that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as “paying up”). Nuveen Asset Management causes a Fund to pay up in recognition of the value of the brokerage and research products and services (“Research Services”) the broker-dealer provides. The broker-dealer may directly provide Research Services to a Fund or may purchase them from a third party for a Fund. In such cases, Nuveen Asset Management is in effect paying for the Research Services with client commissions – so-called “soft dollars.” Nuveen Asset Management will only cause a Fund to pay up if Nuveen Asset Management, subject to its overall duty to seek best execution, determines in good faith that the Research Services are eligible brokerage and research under Section 28(e) of the Securities Exchange Act of 1934, as amended, and the amount of the commission is reasonable in relation to the value of the Research Services provided, viewed in terms of either that particular transaction or the overall responsibilities of Nuveen Asset Management or its affiliates with respect to the managing of its accounts.

Nuveen Asset Management employs the use of commission sharing arrangements administered by its centralized equity trading desk. Under these arrangements, when Nuveen Asset Management pays a commission to an executing broker, a portion of the commission is for execution of the trade (brokerage) and a portion is for Research Services. The broker will allocate the Research Services portion of the commission to a pool of commission credits it maintains. The commission manager, at Nuveen Asset Management’s direction, pays Research Services providers for eligible research products and services. An executing broker may or may not be a Research Services provider. Nuveen Asset Management uses commission sharing arrangements to pay for both proprietary and third party Research Services. The centralized equity trading desk does not select Research Services.

Under Nuveen Asset Management’s commission sharing arrangements, Nuveen Equities (the integrated equity investment team of Nuveen Asset Management (excluding Public Real Assets) and certain affiliates) aggregates commission credits into a single pool, and allocates the Research Services among the respective Nuveen Equities investment teams based on factors such as asset size of the team’s equity strategy and the strategy’s geographic considerations. Commission credits generated by Nuveen Asset Management’s Public Real Assets accounts are aggregated into a separate pool to purchase Research Services, which generally supports the Nuveen Asset Management Public Real Assets investment team.

Research Services will not necessarily directly and specifically benefit the particular account(s) that generated the brokerage commissions used to acquire the Research Services. Research Services consist of products and services including some or all of the following: economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analytical tools for investment research and

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related consulting services, market data services and other services that assist in the investment decision making process, and meetings arranged by broker-dealers with corporate management teams and spokespersons, as well as industry spokespersons. Research products include written reports, computer-generated services, telephone contacts and personal meetings with securities analysts.

Nuveen Asset Management will use Research Services to benefit any client of Nuveen Asset Management or its affiliates, including a Fund, and at times the Research Services will not directly benefit the particular account(s) that generated the brokerage commissions used to acquire the Research Services. For example, Nuveen Asset Management uses clients’ equity commissions to pay for Research Services that at times will benefit other accounts of Nuveen Asset Management and its affiliates.

The Research Services that Nuveen Asset Management receives from broker-dealers supplement Nuveen Asset Management’s own research activities. As a practical matter, in some cases Nuveen Asset Management could not, on its own, generate all of the Research Services that broker-dealers provide without materially increasing its expenses. Because of the nature of soft dollar arrangements, and because of the fact that any particular Research Service may be used to service all of Nuveen Asset Management’s advisory accounts (possibly to varying degrees) or fewer than all of its advisory accounts, Nuveen Asset Management is unable to quantify or estimate the value of any such services attributable to a particular advisory account with any meaningful degree of accuracy.

Many of the Funds’ portfolio transactions involve payment of a brokerage commission by the applicable Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, a Fund typically deals with market makers unless it appears that better price and execution are available elsewhere.

It is expected that a Fund will purchase most foreign equity securities in the over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located if that is the best available market. The commission paid in connection with foreign stock transactions may be higher than negotiated commissions on U.S. transactions. There generally is less governmental supervision and regulation of foreign stock exchanges than in the United States. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held in the form of depositary receipts or securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges or traded in the over-the counter markets in the United States or overseas. The foreign and domestic debt securities and money market instruments in which a Fund may invest are generally traded in the over-the-counter markets.

The Funds do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Adviser, Nuveen Asset Management or Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of a Fund, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to a Fund as a Fund can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

When two or more clients of Nuveen Asset Management are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in a manner considered by Nuveen Asset Management to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

On behalf of a Fund, Nuveen Asset Management may seek to buy from or sell securities to another fund or account advised by Nuveen Asset Management or an affiliate. Nuveen Asset Management may effect purchases and sales between its clients or clients of its affiliates, including a Fund (referred to herein as “cross trades”), if it believes that such transactions are appropriate based on each party’s investment objectives and guidelines, subject to applicable law and regulation. Cross trades may give rise to potential conflicts of interest for Nuveen Asset Management. On any occasion when a

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Fund participates in a cross trade, a Fund will comply with procedures adopted pursuant to Rule 17a-7 under the 1940 Act and applicable SEC guidance.

All Funds

The following table sets forth the aggregate brokerage commissions paid by each Fund, from the commencement of operations for each Fund through the fiscal period ended October 31, 2021. Because all of the Funds commenced operations during 2021, there were no brokerage commissions paid during the fiscal years ended October 31, 2019 or October 31, 2020.

Aggregate Brokerage Commissions Paid by the Fund
Fund	Commencement of Operations-10/31/21
Nuveen Dividend Growth ETF[1]	$101
Nuveen Growth Opportunities ETF[2]	1,983
Nuveen Small Cap Select ETF[1]	214
Nuveen Winslow Large-Cap Growth ESG ETF[1]	263

(1) The Fund commenced operations on August 4, 2021.

(2) The Fund commenced operations on September 27, 2021.

During the fiscal year ended October 31, 2021, the Funds did not pay commissions to brokers in return for their research services.

Brokerage commissions paid by a Fund may vary substantially from year to year as a result of changing asset levels throughout the year, portfolio turnover rates, differences in shareholder purchase and redemption activity, varying market conditions and other factors.

The following Funds have acquired during the fiscal year ended October 31, 2021 the securities of their regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act or of the parents of the brokers or dealers. The following table sets forth those brokers or dealers and states the value of the Funds’ aggregate holdings of the securities of the issuer as of close of the fiscal year ended October 31, 2021:

Fund	Broker/Dealer	Issuer	Aggregate Fund Holdings of Broker/Dealer or Parent (as of October 31, 2021)
Nuveen Dividend Growth ETF	JP Morgan Securities, Inc.	JPMorgan Chase & Co	$171,419
Nuveen Growth Opportunities ETF	Morgan Stanley & Co.	Morgan Stanley	24,636,674
Nuveen Winslow Large-Cap Growth ESG ETF	Morgan Stanley & Co.	Morgan Stanley	29,704

Under the 1940 Act, a Fund may not purchase portfolio securities from any underwriting syndicate of which the Distributor is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of a security purchased by a Fund, the amount of securities that may be purchased in any one issue and the assets of a Fund that may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the independent trustees.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Proxy Portfolio

A Fund’s Proxy Portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE Arca via the NSCC, a clearing agency that is registered with the SEC. The names and quantities of the instruments included in the basket composition file will be the same as a Fund’s Proxy Portfolio, subject to cash substitutions. In addition, a Fund may determine to use baskets

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that differ from the Proxy Portfolio in that they include instruments that are not in the Proxy Portfolio, or are included in the Proxy Portfolio but in different weightings.

Each Business Day (as defined below), a Fund’s Proxy Portfolio holdings information is provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including market makers and Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market or evaluating such potential transactions.

A Fund’s Proxy Portfolio is published on the Funds' website at www.nuveen.com/ETF each Business Day and includes the following information for each portfolio holding in the Proxy Portfolio: (1) ticker symbol; (2) CUSIP or other identifier; (3) description of holding; (4) quantity of each security or other asset held; and (5) percentage weight of the holding in the Proxy Portfolio.

Proxy Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to a Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning Proxy Portfolio holdings other than Proxy Portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to a Fund, including rating or ranking organizations, in the ordinary course of business, no earlier than one Business Day (as defined below) following the date of the information. A Fund, Adviser, Subadviser, Custodian and Distributor will not disseminate non-public information concerning a Fund, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of a Fund or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

Actual Portfolio Distribution to the Public

The Board has adopted policies to limit the disclosure of confidential Actual Portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board. These policies are summarized below. Generally, Actual Portfolio holdings information will not be disclosed until it is first posted on a Fund’s website at www.nuveen.com/etf. A complete list of a Fund’s portfolio holdings information is generally made available on the Fund’s website at www.nuveen.com/etf ten business days after the end of each month. A list of a Fund’s top 10 holdings as of the month end is generally available two to five business days after the month end on the Fund’s website at www.nuveen.com/etf. Any Actual Portfolio holdings information that is released must clearly indicate the date of the information, and must state that due to active management, a Fund may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific Actual Portfolio holdings.

Disclosure of Actual Portfolio holdings information to anyone other than (i) Fund affiliated persons, (ii) broker-dealers with whom a Fund is contemplating or effecting a portfolio transaction and/or from whom a Fund is obtaining portfolio security price indications, and (iii) Fund service providers, must be approved by the Secretary of the Trust or a managing director in Nuveen’s Legal Department. The disclosure of this non-public information may be made only if the recipient has executed a non-disclosure agreement. Fund Compliance will report to a Fund’s Board of Trustees regarding the disclosure of Actual Portfolio holdings information on an annual basis.

Notwithstanding the above, there is no assurance that a Fund’s policies on the sharing of Actual Portfolio holdings information will protect a Fund from the potential misuse of holdings by individuals or firms in possession of that information.

Other registered investment companies that are advised or sub-advised by the Adviser or Sub-Adviser may be subject to different portfolio holdings disclosure policies, and neither the Adviser, the Sub-Adviser nor the Board exercises control over such policies or disclosure. In addition, separate account clients of the Adviser and Sub-Adviser have access to their portfolio holdings and are not subject to a Fund’s Actual Portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by the Adviser or Sub-Adviser and some of the separate accounts managed by the Adviser or Sub-Adviser may have investment objectives and strategies that are substantially similar or identical to a Fund’s investment objectives and strategies, and therefore potentially substantially similar, and in certain cases nearly identical, Actual Portfolio holdings as a Fund.

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Any disclosures of Actual Portfolio holdings information by a Fund or the Adviser or Sub-Adviser must be consistent with the antifraud provisions of the federal securities laws, a Fund’s and the Adviser’s/Sub-Adviser’s fiduciary duty to shareholders, and a Fund’s code of ethics. A Fund’s policies expressly prohibit the sharing of Actual Portfolio holdings information if a Fund, the Adviser, the Sub-Adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in a Fund or in other funds or accounts managed by a Fund’s Adviser or Sub-Adviser or by any affiliated person of the Adviser or the Sub-Adviser.

In addition, a Fund discloses its complete Actual Portfolio holdings schedule in public filings with the SEC within 70 days of the end of the second and fourth fiscal quarters and within 60 days of the end of the first and third fiscal quarters and will provide such information to shareholders as required by federal securities laws and regulations thereunder. A Fund may, however, voluntarily disclose all or part of its Actual Portfolio holdings in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of Actual Portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties contemporaneously.

A Fund’s CCO or the CCO’s delegate may authorize disclosure of Actual Portfolio holdings information pursuant to the above policy and procedures. The Board reviews the policy and procedures for disclosure of Actual Portfolio holdings information at least annually.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Purchase and Sale of Shares.”

The Depository Trust Company (“DTC”) acts as securities depositary for the shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to other banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Funds held by each DTC Participant. The Trust, either directly or through a third party service, shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust, either directly or through a third party service, shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant and/or third party

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service a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Listing Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth the percentage ownership of each person, who, as of February 1, 2022, owned of record, or is known by the Adviser to have owned beneficially, 5% or more of the Funds’ shares.

Name of Fund	Name and Address of Owner	Percentage of Ownership

Dividend Growth ETF	Citibank, N.A. 3800 Citigroup Center Tampa Tampa, FL 33610-9122	91.67%

Growth Opportunities ETF	State Street Bank & Trust 200 Clarendon Street Boston, MA 02116	98.66%

Small Cap Select ETF	Citibank, N.A. 3800 Citigroup Center Tampa Tampa, FL 33610-9122	84.62%

Winslow Large-Cap Growth ESG ETF	Citibank, N.A. 3800 Citigroup Center Tampa Tampa, FL 33610-9122	95.62%

An Authorized Participant may hold of record more than 25% of the outstanding shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of a Fund, may be affiliated with an index provider, may be deemed to have control of a Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of a Fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or an affiliate of the Distributor (the “Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of a

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Fund. When granted the power to vote, the Agent shall mirror vote such shares in the same proportion as all other beneficial owners of a Fund.

It is also possible that, from time to time, Nuveen or its affiliates may, subject to compliance with applicable law, purchase and hold shares of a Fund. Nuveen and its affiliates reserve the right, subject to compliance with applicable law, to sell at any time some or all of the shares of a Fund acquired for their own accounts. A large sale of shares of a Fund by Nuveen or its affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s market price.

PURCHASE AND REDEMPTION OF CREATION UNITS

The Funds issue and redeem shares on a continuous basis, at NAV, only in a large specified number of shares called a “Creation Unit.” Creation Units are typically purchased and redeemed in-kind, but they may also be purchased and redeemed, in whole or in part, for cash in the Adviser’s discretion. Compared to an ETF that does not use a Proxy Portfolio, the purchases and sales of securities associated with the alignment of the Proxy Portfolio with the Fund’s actual portfolio holdings during creation and redemption transactions may result in higher portfolio turnover, transaction costs and higher taxes. Each Fund’s NAV is determined once each day the NYSE is open for business (a “Business Day”), as described under “Determination of Net Asset Value.”

Only Authorized Participants may purchase and redeem Creation Units directly from the Funds at NAV. To become an Authorized Participant, a firm must execute an Authorized Participant Agreement (the “Participant Agreement”) that has been agreed to by the Distributor and BBH, in a form approved by the Trust. Among other things, the Participant Agreement requires that an Authorized Participant be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC or (ii) a DTC Participant.

The Funds issue and redeem Creation Units through the Distributor at their NAV next determined after receipt of an order in proper form on any Business Day. All orders to purchase or redeem Creation Units directly from the Funds, including non-standard orders (as defined below), must be placed in the manner and by the time specified by a Fund on each Business Day (generally, 4 p.m., Eastern time) (the “Cut-Off Time”). The date on which an order to purchase or redeem Creation Units is received in proper form and is accepted by the Distributor is referred to as the “Order Placement Date.” An order is generally considered to be in “proper form” if all procedures set forth in the Participant Agreement, the AP Handbook and this SAI are properly followed.

An Authorized Participant submitting a creation or redemption order is deemed to make certain representations to the Trust as set forth in the Participant Agreement. The Distributor reserves the right to verify these representations in its discretion. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Distributor in its sole discretion, the order will not be considered to have been received in proper form and may be rejected by the Distributor.

Purchase (Creation)

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of (a) either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and (b) the Cash Component, defined and computed as described below. The names and quantities of the instruments that constitute the Deposit Securities will be the same as the Proxy Portfolio, except to the extent purchases are made entirely or partially on a cash basis. Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” the value of which equals the NAV of a Creation Unit of a Fund on any given Order Placement Date. In addition to the Fund Deposit, Authorized Participants will be charged a standard fixed transaction fee and, for purchases effected in whole or in part with Deposit Cash, a variable transaction fee intended to cover the costs a Fund incurs in acquiring portfolio securities with such Deposit Cash. See “Transaction Fees” below for additional information.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. The Cash Component may include a “Dividend Equivalent Payments,” which enables a Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per

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Creation Unit basis, to the dividends on all the portfolio securities of a Fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by a Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Funds and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the Authorized Participant will be entitled to receive cash in an amount equal to the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

BBH, through NSCC, makes available on each Business Day, prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time) (the “NYSE Open”), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the Fund Deposit (based on information at the end of the previous Business Day) for each Fund on such day. Such Fund Deposit is subject to any applicable adjustments, as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund may be changed from time to time pursuant to the changes in the composition of a Fund’s Proxy Portfolio. Information regarding the Fund Deposit necessary for the purchase of a Creation Unit is made available to Authorized Participants and other market participants seeking to transact in Creation Unit aggregations. The composition of the Deposit Securities may also change in response to rebalancing adjustments, interest payments, and corporate action events.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any or all Deposit Securities, including, without limitation, in situations where a Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws; or (v) in certain other situations (collectively, “non-standard orders”). The Trust also reserves the right to: (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash and (ii) include or remove Deposit Securities from the Fund Deposit in anticipation of Index rebalancing changes.

Procedures for Purchase of Creation Units. Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities), through DTC (for corporate securities and municipal securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. Foreign Deposit Securities must be delivered to an account maintained on behalf of a Fund at its applicable local subcustodian. Transfer of the Fund Deposit and all applicable transaction fees must be ordered by the Authorized Participant in a timely fashion so as to ensure delivery to the account of a Fund or its agents by no later than 3:00 p.m. Eastern time on the date on which the Creation Units are to be delivered (the “Settlement Date”), which for purchases is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any securities or cash, as applicable, will be determined by the Distributor, whose determination shall be final and binding. If the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the purchase order may be cancelled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. Any such cancelled order may be resubmitted the following Business Day using the Fund Deposit required for such Business Day.

Investors placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the Cut-Off Time on such Business Day. An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not be an Authorized Participant, in which case orders to purchase shares directly

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from a Fund in Creation Units would have to be placed by the investor’s broker through an Authorized Participant. In such cases, the Authorized Participant may impose additional charges on such investor. At any given time, there may be only a limited number of Authorized Participants, and only a small number of such Authorized Participants may have international capabilities.

Except as provided below, Creation Units will not be issued until the transfer of good title to a Fund of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component and all applicable transaction fees have been completed. In instances where a Fund accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be delivered in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities as described below. In these circumstances, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, (ii) all applicable transaction fees and (iii) an additional amount of cash equal to a percentage of the market value, as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Cash Collateral”), which shall be maintained by BBH in a general non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with a Fund, pending delivery of the missing Deposit Securities, to the extent necessary to maintain the Cash Collateral with a Fund in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. A Fund may use such Cash Collateral to buy the missing Deposit Securities at any time. Authorized Participants will be liable to a Fund for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by a Fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the Order Placement Date plus the brokerage and related transaction costs associated with such purchases. A Fund will return any unused portion of the Cash Collateral once all of the missing Deposit Securities have been properly received by BBH. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

The Distributor reserves the right to reject a purchase order in its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant do not match those disseminated through the facilities of NSCC for that date; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Funds, be unlawful; or (f) in the event that circumstances outside the control of the Funds, the Distributor, BBH and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units (examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Funds, the Distributor, BBH, DTC, NSCC, Federal Reserve System, or any other participant in the creation process; and other extraordinary events). The Funds or its agents shall communicate to the Authorized Participant the rejection of an order. The Funds, the Distributor and BBH are under no duty, however, to give notification of any defects or irregularities in any order or in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification. The Funds, the Distributor and BBH shall not be liable for the rejection of any purchase order for Creation Units.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE FUND WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Fund shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by a Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit.

Redemption proceeds for a Creation Unit will be paid either in-kind or in cash, or a combination thereof, as disclosed by BBH prior to the NYSE Open. With respect to in-kind redemptions, BBH, through NSCC, makes available prior to the NYSE Open on each Business Day the list of the names and share quantities of each Fund’s portfolio securities (subject to possible amendment or correction) that will be distributed upon the receipt of redemption requests in proper form prior to the Cut-Off Time on that day

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(“Fund Securities”). The names and quantities of the instruments that constitute the Fund Securities received on redemption will be the same as the Proxy Portfolio, except to the extent redemptions are made entirely or partially on a cash basis.

In connection with any in-kind redemptions, Authorized Participants will also pay or receive cash in an amount equal to the difference between the NAV of the Creation Units being redeemed and the value of the Fund Securities received (the “Cash Redemption Component”). In the event that the Fund Securities have a value greater than the NAV of the Creation Units, a Cash Redemption Component equal to the differential is required to be paid to the Funds by the Authorized Participant. In the event that the Fund Securities have a value less than the NAV of the Creation Units, a Cash Redemption Component equal to the differential will be paid by the Funds to the Authorized Participant. Notwithstanding the foregoing, at a Fund’s discretion, an Authorized Participant may receive the corresponding cash value of all or a portion of the Fund Securities.

Procedures for Redemption of Creation Units. After an order for redemption in proper form has been received, the Funds will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Component to the Authorized Participant by the Settlement Date. With respect to in-kind redemptions of the Funds, the calculation of the value of the Fund Securities and the Cash Redemption Component to be delivered upon redemption will be made by BBH according to the procedures set forth under “Determination of Net Asset Value,” computed on the Order Placement Date. Therefore, if a redemption order in proper form is submitted by an Authorized Participant by the Cut-Off Time on the Order Placement Date, and the requisite number of shares of the Funds are delivered to BBH prior to 3:00 p.m. Eastern time on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Component to be delivered will be determined on such Order Placement Date. If the requisite number of shares of the Funds are not delivered by 3:00 p.m. Eastern time on the Settlement Date, the Funds will not release the Fund Securities for delivery unless collateral is posted in such percentage amount of missing shares as set forth in the Participant Agreement (marked to market daily).

In order to take delivery of Fund Securities upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded (or such other arrangements as allowed by the Funds or its agents), to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two Business Days of the Order Placement Date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds with respect to a Fund that invests in non-U.S. securities may take longer than two Business Days after the day on which the redemption request is received in proper form. In certain circumstances, intervening holidays in an applicable foreign market that are not holidays observed in the U.S. equity market may cause a Fund to take more than seven calendar days to deliver redemption proceeds. If neither the redeeming shareholder nor the Authorized Participant acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholders will be required to receive its redemption proceeds in cash.

If it is not possible to effect deliveries of the Fund Securities, a Fund may, in its sole discretion, exercise its option to redeem shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an Authorized Participant may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the Authorized Participant will receive a cash payment equal to the NAV of its shares on the Order Placement Date, minus a fixed transaction fee and an additional variable transaction fee, each as described in further detail below under “Transaction Fees,” to offset the Trust’s brokerage and other transaction costs associated with the disposition of portfolio securities necessary to fund the redemption in cash.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that it could not lawfully deliver specific Fund Securities or could not do so without first registering the Fund Securities under such laws. An Authorized Participant (or a client for which it is acting) subject to a legal restriction with respect to a particular security included in the Fund Securities may be paid an equivalent amount of cash. The Authorized

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Participant may request a redeeming client to complete certain documentation with respect to such matters. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by a Fund to provide a written confirmation with respect to QIB status in order to receive Fund Securities. Redemptions effected in cash will be subject to applicable transaction fees.

The right of redemption may be suspended or the Settlement Date postponed with respect to a Fund (1) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Listing Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which redemption of shares of a Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Required Early Submission of Orders

Notwithstanding the foregoing, a Fund may require orders to be placed earlier than the normal Cut-Off Time, and in certain circumstances up to 23 hours prior to the normal Cut-Off Time. Authorized Participants will be notified in the event that the Cut-Off Time for an order will be earlier than normal on any particular Business Day. Orders to purchase shares that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the markets in the relevant foreign market are closed may not be accepted.

Transaction Fees

Transaction fees, as set forth in the table below, are imposed to cover transaction costs associated with the purchase or redemption of Creation Units, as applicable, including estimated trading costs of converting a Fund’s actual portfolio holdings into the Fund Securities and the costs of clearance and settlement charged to a Fund. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day that does not vary with the number of Creation Units created or redeemed on that day. Additional variable transaction fees will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. The following table shows, as of the date of this SAI, the approximate value of one Creation Unit and the standard fixed and maximum additional variable transaction fees for creations and redemptions (as described above):

Fund Name	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
Nuveen Dividend Growth ETF	$266,700	10,000	$250	3.0%	2.0%
Nuveen Growth Opportunities ETF	$237,900	10,000	$250	3.0%	2.0%
Nuveen Small Cap Select ETF	$240,600	10,000	$350	3.0%	2.0%
Nuveen Winslow Large-Cap Growth ESG ETF	$238,300	10,000	$250	3.0%	2.0%

* As a percentage of the NAV per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.

The Funds may adjust the transaction fees from time to time upon notice to Authorized Participants. The Adviser may also from time to time cover the cost of any transaction fees if it determines it is in a Fund’s best interest.

In addition, with respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the Fund and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund Securities from the Funds to their account or as otherwise specified on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee by such intermediary for such services.

DETERMINATION OF NET ASSET VALUE

Each Fund’s NAV is determined as set forth in the Prospectus under “General Information—Net Asset Value.”

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CAPITAL STOCK

Each Fund issues shares of beneficial interest, par value $.01 per share. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

The Trust is not required to and does not intend to hold annual meetings of shareholders. The Trust’s Declaration of Trust (the “Declaration”) requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees the authority to approve reorganizations between a Fund and another entity, such as another ETF, or the sale of all or substantially all of a Fund’s assets, or the termination of the Trust or a Fund without shareholder approval if the 1940 Act would not require such approval. Each share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series; and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter.

The Trustees establish the number of Trustees and may fill vacancies on the Board, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. “Cause” requires willful misconduct, dishonesty, fraud or a felony conviction. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

Under the Declaration, by becoming a shareholder of a Fund, each shareholder is expressly held to have agreed to be bound by the provisions of the Declaration and the Trust’s By-laws. The Declaration may, except in limited circumstances, be amended by the Trustees in any respect without a shareholder vote. Shareholders may be required to disclose information on direct or indirect ownership of a Fund’s shares in order to comply with various laws applicable to a Fund or as the Trustees may determine, and ownership of a Fund’s shares may be disclosed by a Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem shares held by any shareholder for any reason under terms set by the Trustees.

In order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the Funds or their shareholders as a result of spurious shareholder claims, demands and derivative actions, the Declaration provides a detailed process for the bringing of derivative actions by shareholders, and provides that actions that are derivative in nature may not be brought directly. Consistent with applicable Massachusetts law, prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Funds, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Funds. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder may be responsible for a Fund’s costs and expenses if a court determines that a derivative action was made without reasonable cause or for an improper purpose, if a derivative or direct action is dismissed on the basis of a failure to comply with the procedural provisions relating to shareholder actions as set forth in the Declaration or if a direct action is dismissed by a court for failure to state a claim. Any shareholder bringing an action against a Fund waives the right to trial by jury to the fullest extent permitted by law and any action commenced by a shareholder may be brought only in the U.S. District Court for the District of Massachusetts (Boston Division) or if any such action may not be brought in that court, then in the Business Litigation Session of Suffolk Superior Court in Massachusetts (the “Chosen Courts”), under the terms of the Declaration. Except as prohibited by law, if a shareholder commences an applicable action in

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a court other than a Chosen Court, the shareholder may be obligated to reimburse a Fund and any applicable Trustee or officer of a Fund made party to such proceeding for the costs and expenses (including attorneys’ fees) incurred in connection with any successful motion to dismiss, stay or transfer of the action.

The Declaration specifically provides, however, that no provision of the Declaration is effective to require a waiver of compliance with any provision of, or restrict any shareholder rights expressly granted by, the 1933 Act, the Securities Exchange act of 1934, as amended, or the 1940 Act, or any rule, regulation or order of the Securities and Exchange Commission thereunder. The provisions of the Declaration are severable, and if the Trustees determine, with the advice of counsel, that any such provision, in whole or in part, conflict with applicable laws and regulations, the conflicting provisions, or part or parts thereof, will be deemed to be not part of the Declaration (provided, that any such determination will not render any of the remaining provisions invalid or improper).

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its series, in connection with the affairs of the Trust or for any act, omission, or obligation of the Trust. A Trustee is liable only for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Shareholder inquiries may be made by writing to the Trust, c/o the Distributor, Nuveen Securities, LLC, at 333 West Wacker Drive, Chicago, Illinois 60606.

TAX MATTERS

Federal Income Tax Matters

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. Unless you are a tax-exempt entity or your investment in the Funds is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Funds make distributions or you sell Fund shares. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company (RIC)

Each Fund has elected or intends to elect to be treated, and intends to qualify each year, as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock

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or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% qualifying income test described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in clause (a)(i) of the description of the 90% qualifying income test applicable to RICs, above) will be treated as qualifying income.

Taxation of the Funds

If a Fund qualifies for treatment as a RIC, the Fund will generally not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

If, for any taxable year, a Fund was to fail to qualify as a RIC or was to fail to meet the distribution requirement described above, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by a Fund in computing its taxable income. In addition, a Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, a Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.

Each Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (the excess of a Fund’s net long-term capital gain over its net short-term capital loss). Investment income that is retained by a Fund will generally be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be deemed to have paid their proportionate shares of the tax paid by

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the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so. Each Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of such Fund to satisfy the requirement for qualification as a RIC.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.

If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

“Net capital losses” are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a RIC may carry net capital losses from any taxable year forward to offset capital gains in future years. A Fund is permitted to carry net capital losses forward indefinitely. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to a Fund and may not be distributed as capital gains to shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Distributions

Distributions are generally taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized income and gains must generally be distributed even when a Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Funds of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the assets that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses.

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Distributions from a Fund’s net capital gain that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For individuals, long-term capital gains are subject to tax at a maximum tax rate currently set at 20% (lower rates apply to individuals in lower tax brackets). Distributions of gains from the sale of investments that a Fund owned for one year or less will be subject to tax at ordinary income rates.

For non-corporate shareholders, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed at rates of up to 20%, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Distributions that a Fund receives from an ETF, REIT or an underlying fund taxable as a RIC will be treated as "qualified dividend income" only to the extent so reported by such ETF, REIT or underlying fund.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

Dividends and distributions from a Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If a Fund makes distributions in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and will reduce the shareholder’s tax basis in its shares. After the shareholder’s basis has been reduced to zero, any such distributions will result in a capital gain, assuming the shareholder holds his or her shares as capital assets. A reduction in a shareholder’s tax basis in its shares will reduce any loss or increase any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares

A sale or exchange of shares in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares and will be treated as long-term capital gain or loss if the shares have been held for more than 12 months and short-term capital gain or loss if held for 12 months or less. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding

The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 24%.

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Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service (the “IRS”).

Federal Tax Treatment of Certain Fund Investments

Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund, and/or defer the Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by a Fund. These provisions also may require a Fund to mark to market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirement and for avoiding excise taxes. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so. The Funds intend to monitor their transactions, intends to make appropriate tax elections, and intend to make appropriate entries in their books and records in order to mitigate the effect of these rules and preserve their qualification for treatment as RICs.

The Funds are required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Gain or loss from Section 1256 contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Funds may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above.

Foreign Investments

If the Funds acquire any equity interest in certain foreign investment entities (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation’s assets (computed based on average fair market value) either produce or are held for the production of passive income (“passive foreign investment companies” or “PFICs”), the Funds will generally be subject to one of the following special tax regimes: (i) a Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if a Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) a Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Funds intend to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. The Funds may limit and/or manage their holdings in passive foreign investment companies to limit their tax liability or maximize their return from these investments.

Income received by the Funds from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes.

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Tax-Exempt Shareholders

Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if: (i) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b), (ii) if the Fund invests in REITs that hold residual interests in REMICs, (iii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or in a REIT that has a subsidiary that is a TMP, or (iv) if the Fund holds residual interests in REMICs. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues. The Funds are not expected to hold any REMIC interests.

Non-U.S. Investors

In general, dividends, other than Capital Gain Dividends paid by the Funds to a shareholder that is not a “U.S. person” within the meaning of the Code are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) on distributions derived from taxable ordinary income. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities and may apply to redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any cash received by the Authorized Participant in the exchange, and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any cash paid for such Creation Units. Any gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year and were held as capital assets in the hands of the exchanging Authorized Participant. All or a portion of any gain or loss recognized by an Authorized Participant exchanging a currency other than its functional currency for Creation Units may be treated as ordinary income or loss. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of any securities received plus the amount of any cash received for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund may limit the tax efficiency of the Fund. The IRS, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market its

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holdings), or on the basis that there has been no significant change in economic position. All or some portion of any capital gain or loss realized upon the creation of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

Persons exchanging securities for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss might be deductible.

Section 351

The Trust on behalf of the Funds has the right to reject an order for a purchase of shares of a Fund if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, a Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Certain Reporting Regulations

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting regulations. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Cost Basis Reporting

The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Capital Loss Carry-Forward

When a Fund has a capital loss carry-forward, it does not make capital gain distributions until the loss has been offset or expired. As of October 31, 2021, the following Funds had capital loss carry-forwards available for federal income tax purposes. The capital losses are not subject to expiration.

Fund	Short-Term	Long-Term	Total
Nuveen Growth Opportunities ETF	$337,097	$ -	$337,097
Nuveen Small Cap Select ETF	52,278	-	52,278
Nuveen Winslow Large-Cap Growth ESG ETF	40,046	-	40,046

General Considerations

The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

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DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to pay out dividends, if any, on an annual basis, except for Nuveen Dividend Growth ETF, which expects to pay dividends quarterly. Nonetheless, the Funds might not make a dividend payment every month. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The audited financial statements for each Funds’ most recent fiscal year appear in the Funds’ Annual Report dated October 31, 2021. The Funds’ Annual Report is incorporated by reference into this SAI and is available without charge by calling (800) 257-8787.

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APPENDIX A

U N I T E D S T A T E S P R O X Y V O T I N G G U I D E L I N E S

T A B L E   O F   C O N T E N T S

I S S G O V E R N A N C E . C O M	2 of 76

U N I T E D S T A T E S P R O X Y V O T I N G G U I D E L I N E S

I S S G O V E R N A N C E . C O M	3 of 76

U N I T E D S T A T E S P R O X Y V O T I N G G U I D E L I N E S

I S S G O V E R N A N C E . C O M	4 of 76

U N I T E D S T A T E S P R O X Y V O T I N G G U I D E L I N E S

I S S G O V E R N A N C E . C O M	5 of 76

U N I T E D S T A T E S P R O X Y V O T I N G G U I D E L I N E S

I S S G O V E R N A N C E . C O M	6 of 76

U N I T E D S T A T E S P R O X Y V O T I N G G U I D E L I N E S

I S S G O V E R N A N C E . C O M	7 of 76

U N I T E D S T A T E S P R O X Y V O T I N G G U I D E L I N E S

Coverage

The U.S. research team provides proxy analyses and voting recommendations for the common shareholder meetings of U.S. - incorporated companies that are publicly-traded on U.S. exchanges, as well as certain OTC companies, if they are held in our institutional investor clients’ portfolios. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.

Foreign-incorporated companies

In addition to U.S.- incorporated, U.S.- listed companies, ISS’ U.S. policies are applied to certain foreign-incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:

◾

U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies (e.g. they are required to file DEF14A proxy statements) – are generally covered under standard U.S. policy guidelines.

◾

Foreign Private Issuers (FPIs) – which are allowed to take exemptions from most disclosure requirements (e.g., they are allowed to file 6-K for their proxy materials) and U.S. listing standards – are generally covered under a combination of policy guidelines:

◾

FPI Guidelines (see the Americas Regional Proxy Voting Guidelines), may apply to companies incorporated in governance havens, and apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors; and/or

◾	Guidelines for the market that is responsible for, or most relevant to, the item on the ballot.

U.S. incorporated companies listed only on non-U.S. exchanges are generally covered under the ISS guidelines for the market on which they are traded.

An FPI is generally covered under ISS’ approach to FPIs outlined above, even if such FPI voluntarily files a proxy statement and/or other filing normally required of a U.S. Domestic Issuer, so long as the company retains its FPI status.

In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the “assigned” primary market coverage.

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1.   Board of Directors

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

Independence: Boards should be sufficiently independent from management (and significant shareholders) to ensure that they are able and motivated to effectively supervise management’s performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees[1] considered on case-by-case basis):

Independence

Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per ISS’ Classification of Directors) when:

◾	Independent directors comprise 50 percent or less of the board;
◾	The non-independent director serves on the audit, compensation, or nominating committee;
◾	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or
◾	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

1 A “new nominee” is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.

2 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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ISS Classification of Directors – U.S.

1.	Executive Director

1.1.	Current officer[1] of the company or one of its affiliates[2].

2.	Non-Independent Non-Executive Director

Board Identification

2.1.	Director identified as not independent by the board.

Controlling/Significant Shareholder
2.2.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Current Employment at Company or Related Company
2.3.	Non-officer employee of the firm (including employee representatives).
2.4.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Former	Employment

2.5.	Former CEO of the company. 3, [4]
2.6.	Former non-CEO officer[1] of the company or an affiliate[2] within the past five years.
2.7.	Former officer[1] of an acquired company within the past five years.[4]
2.8.	Officer[1] of a former parent or predecessor firm at the time the company was sold or split off within the past five years.
2.9.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Family	Members

2.10.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.
2.11.

Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non- Section 16 officer in a key strategic role).

Professional, Transactional,	and Charitable Relationships

2.12.

Director who (or whose immediate family member6) currently provides professional services[7] in excess of $10,000 per year to: the company, an affiliate[2], or an individual officer of the company or an affiliate; or who is (or whose immediate family member[6] is) a partner, employee, or controlling shareholder of an organization which provides the services.

2.13.

Director who (or whose immediate family member6) currently has any material transactional relationship[8] with the company or its affiliates[2]; or who is (or whose immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship[8] (excluding investments in the company through a private placement).

2.14.

Director who (or whose immediate family member6) is a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Other Relationships

2.15.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.
2.16.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.[10]
2.17.	Founder[11] of the company but not currently an employee.
2.18.	Director with pay comparable to Named Executive Officers.
2.19.	Any material[12] relationship with the company.

3.	Independent Director
3.1.	No material[12] connection to the company other than a board seat.

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Footnotes:

1. The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an Independent Director.

2. “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer (EMI) is considered an affiliate.

3. Includes any former CEO of the company prior to the company’s initial public offering (IPO).

4. When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

5. ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.

6. “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

7. Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

8. A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

9. Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

10. Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

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11. The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.

12. For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

◾	Medical issues/illness;
◾	Family emergencies; and
◾	Missing only one meeting (when the total of all meetings is three or fewer).

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally vote against or withhold from individual directors who:

◾	Sit on more than five public company boards; or
◾	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards[4].

Gender Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company’s board. An exception will be made if there was a woman on the board at the preceding annual meeting and the board makes a firm commitment to return to a gender-diverse status within a year.

3 Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

4 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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This policy will also apply for companies not in the Russell 3000 and S&P1500 indices, effective for meetings on or after Feb. 1, 2023.

Racial and/or Ethnic Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members5. An exception will be made if there was racial and/or ethnic diversity on the board at the preceding annual meeting and the board makes a firm commitment to appoint at least one racial and/or ethnic diverse member within a year.

Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

◾

The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:

◾	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
◾	Rationale provided in the proxy statement for the level of implementation;
◾	The subject matter of the proposal;
◾	The level of support for and opposition to the resolution in past meetings;
◾	Actions taken by the board in response to the majority vote and its engagement with shareholders;
◾	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
◾	Other factors as appropriate.
◾	The board failed to act on takeover offers where the majority of shares are tendered;
◾

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

◾	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:
◾	The company’s response, including:
◾

Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

◾	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
◾	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;
◾	Other recent compensation actions taken by the company;
◾	Whether the issues raised are recurring or isolated;
◾	The company’s ownership structure; and
◾	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

5 Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

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◾	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

Accountability

Problematic Takeover Defenses/Governance Structure

Poison Pills: Vote against or withhold from all nominees (except new nominees1, who should be considered case-by-case) if:

◾

The company has a poison pill that was not approved by shareholders[6]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote);

◾	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or
◾	The pill, whether short-term[7] or long-term, has a deadhand or slowhand feature.

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

◾	A classified board structure;
◾	A supermajority vote requirement;
◾	Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
◾	The inability of shareholders to call special meetings;
◾	The inability of shareholders to act by written consent;
◾	A multi-class capital structure; and/or
◾	A non-shareholder-approved poison pill.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

◾	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;
◾	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

6 Public shareholders only, approval prior to a company’s becoming public is insufficient.

7 If the short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, ISS will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption.

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◾	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;
◾	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
◾	The company’s ownership structure;
◾	The company’s existing governance provisions;
◾	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and
◾	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:

◾	Classified the board;
◾	Adopted supermajority vote requirements to amend the bylaws or charter; or
◾	Eliminated shareholders’ ability to amend bylaws.

Unequal Voting Rights

Problematic Capital Structure—Newly Public Companies: For 2022, for newly public companies8, generally vote against or withhold from the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board implemented a multi-class capital structure in which the classes have unequal voting rights without subjecting the multi-class capital structure to a reasonable time-based sunset. In assessing the reasonableness of a time-based sunset provision, consideration will be given to the company’s lifespan, its post-IPO ownership structure and the board’s disclosed rationale for the sunset period selected. No sunset period of more than seven years from the date of the IPO will be considered to be reasonable.

Continue to vote against or withhold from incumbent directors in subsequent years, unless the problematic capital structure is reversed, removed, or subject to a newly added reasonable sunset.

Common Stock Capital Structure with Unequal Voting Rights: Starting Feb 1, 2023, generally vote withhold or against directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case), if the company employs a common stock structure with unequal voting rights9.

Exceptions to this policy will generally be limited to:

◾	Newly-public companies[8] with a sunset provision of no more than seven years from the date of going public;
◾	Limited Partnerships and the Operating Partnership (OP) unit structure of REITs;
◾	Situations where the unequal voting rights are considered de minimis; or
◾	The company provides sufficient protections for minority shareholders, such as allowing minority shareholders a regular binding vote on whether the capital structure should be maintained.

8 Newly-public companies generally include companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.

9 This generally includes classes of common stock that have additional votes per share than other shares; classes of shares that are not entitled to vote on all the same ballot items or nominees; or stock with time-phased voting rights (“loyalty shares”).

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Problematic Governance Structure—Newly Public Companies: For newly public companies8, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:

◾	Supermajority vote requirements to amend the bylaws or charter;
◾	A classified board structure; or
◾	Other egregious provisions.

A reasonable sunset provision will be considered a mitigating factor.

Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

◾	The presence of a shareholder proposal addressing the same issue on the same ballot;
◾	The board’s rationale for seeking ratification;
◾	Disclosure of actions to be taken by the board should the ratification proposal fail;
◾	Disclosure of shareholder engagement regarding the board’s ratification request;
◾	The level of impairment to shareholders’ rights caused by the existing provision;
◾	The history of management and shareholder proposals on the provision at the company’s past meetings;
◾	Whether the current provision was adopted in response to the shareholder proposal;
◾	The company’s ownership structure; and
◾	Previous use of ratification proposals to exclude shareholder proposals.

Restrictions on Shareholders’ Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:

◾

The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.

Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders’ rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

◾	The non-audit fees paid to the auditor are excessive;
◾	The company receives an adverse opinion on the company’s financial statements from its auditor; or
◾

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

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Vote case-by-case on members of the Audit Committee and potentially the full board if:

◾

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

◾	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
◾	The company maintains significant problematic pay practices; or
◾	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:

◾	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
◾	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock:

Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company sto1ck by executives or directors raises concerns. The following factors will be considered:

◾	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
◾	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
◾	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
◾	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
◾	Any other relevant factors.

Climate Accountability

For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain10, generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.

10 For 2022, companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.

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For 2022, minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in compliance:

◾	Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:
◾	Board governance measures;
◾	Corporate strategy;
◾	Risk management analyses; and
◾	Metrics and targets.
◾	Appropriate GHG emissions reduction targets.

For 2022, “appropriate GHG emissions reductions targets” will be any well-defined GHG reduction targets. Targets for Scope 3 emissions will not be required for 2022 but the targets should cover at least a significant portion of the company’s direct emissions. Expectations about what constitutes “minimum steps to mitigate risks related to climate change” will increase over time.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

◾	Material failures of governance, stewardship, risk oversight[11], or fiduciary responsibilities at the company;
◾	Failure to replace management as appropriate; or
◾

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Voting on Director Nominees in Contested Elections

Vote-No Campaigns

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Proxy Contests/Proxy Access

General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

◾	Long-term financial performance of the company relative to its industry;
◾	Management’s track record;
◾	Background to the contested election;
◾	Nominee qualifications and any compensatory arrangements;
◾	Strategic plan of dissident slate and quality of the critique against management;
◾	Likelihood that the proposed goals and objectives can be achieved (both slates); and
◾	Stock ownership positions.

11 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlement; or hedging of company stock.

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In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).

Other Board-Related Proposals

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Board Refreshment

Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.

Term/Tenure Limits

General Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:

◾	The rationale provided for adoption of the term/tenure limit;
◾	The robustness of the company’s board evaluation process;
◾	Whether the limit is of sufficient length to allow for a broad range of director tenures;
◾	Whether the limit would disadvantage independent directors compared to non-independent directors; and
◾	Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.

Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:

◾	The scope of the shareholder proposal; and
◾	Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.

Age Limits

General Recommendation: Generally vote against management and shareholder proposals to limit the tenure of independent directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.

Board Size

General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

General Recommendation: Vote against proposals to classify (stagger) the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

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CEO Succession Planning

General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:

◾	The reasonableness/scope of the request; and
◾	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

◾	The company has proxy access[12], thereby allowing shareholders to nominate directors to the company’s ballot; and
◾

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification and Liability Protection

General Recommendation: Vote case-by-case on proposals on director and officer indemnification and liability protection.

Vote against proposals that would:

◾	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.
◾	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.
◾

Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

◾	If the director was found to have acted in good faith and in a manner that s/he reasonably believed was in the best interests of the company; and
◾	If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

12 A proxy access right that meets the recommended guidelines.

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Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

◾	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;
◾	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
◾	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
◾	The scope and structure of the proposal.

Establish Other Board Committee Proposals

General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

◾	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
◾	Level of disclosure regarding the issue for which board oversight is sought;
◾	Company performance related to the issue for which board oversight is sought;
◾	Board committee structure compared to that of other companies in its industry sector; and
◾	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

General Recommendation: Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Board Chair

General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:

◾	The scope and rationale of the proposal;
◾	The company’s current board leadership structure;
◾	The company’s governance structure and practices;
◾	Company performance; and
◾	Any other relevant factors that may be applicable.

The following factors will increase the likelihood of a “for” recommendation:

◾	A majority non-independent board and/or the presence of non-independent directors on key board committees;
◾	A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;
◾	The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;
◾	Evidence that the board has failed to oversee and address material risks facing the company;

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◾	A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or
◾	Evidence that the board has failed to intervene when management’s interests are contrary to shareholders’ interests.

Majority of Independent Directors/Establishment of Independent Committees

General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of Independent Director (See ISS’ Classification of Directors.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors

General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access

General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

◾	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
◾	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
◾	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;
◾	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats

General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

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Shareholder Engagement Policy (Shareholder Advisory Committee)

General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

◾	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
◾	Effectively disclosed information with respect to this structure to its shareholders;
◾	Company has not ignored majority-supported shareholder proposals, or a majority withhold vote on a director nominee; and
◾

The company has an independent chair or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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2.   Audit-Related

Auditor Indemnification and Limitation of Liability

General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

◾	The terms of the auditor agreement—the degree to which these agreements impact shareholders’ rights;
◾	The motivation and rationale for establishing the agreements;
◾	The quality of the company’s disclosure; and
◾	The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

◾	An auditor has a financial interest in or association with the company, and is therefore not independent;
◾	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
◾	Poor accounting practices are identified that rise to a serious level of concern, such as fraud or misapplication of GAAP; or
◾	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

◾	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Shareholder Proposals on Audit Firm Rotation

General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:

◾	The tenure of the audit firm;

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◾	The length of rotation specified in the proposal;
◾	Any significant audit-related issues at the company;
◾	The number of Audit Committee meetings held each year;
◾	The number of financial experts serving on the committee; and
◾	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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3.   Shareholder Rights & Defenses

Advance Notice Requirements for Shareholder Proposals/Nominations

General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120-day window). The submittal window is the period under which shareholders must file their proposals/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, taking into account the following:

◾	Any impediments to shareholders’ ability to amend the bylaws (i.e. supermajority voting requirements);
◾	The company’s ownership structure and historical voting turnout;
◾	Whether the board could amend bylaws adopted by shareholders; and
◾	Whether shareholders would retain the ability to ratify any board-initiated amendments.

Control Share Acquisition Provisions

General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Control Share Cash-Out Provisions

General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a

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preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Disgorgement Provisions

General Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

Fair Price Provisions

General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Shareholder Litigation Rights

Federal Forum Selection Provisions

Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.

General Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify “the district courts of the United States” as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

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Exclusive Forum Provisions for State Law Matters

Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).

General Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.

For states other than Delaware, vote case-by-case on exclusive forum provisions, taking into consideration:

◾	The company’s stated rationale for adopting such a provision;
◾	Disclosure of past harm from duplicative shareholder lawsuits in more than one forum;
◾	The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and
◾

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.

Fee shifting

Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.

General Recommendation: Generally vote against provisions that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).

Unilateral adoption of a fee-shifting provision will generally be considered an ongoing failure under the Unilateral Bylaw/Charter Amendments policy.

Net Operating Loss (NOL) Protective Amendments

General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

◾

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

◾	The value of the NOLs;
◾	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

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◾

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

◾	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder-approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

◾	Shareholders have approved the adoption of the plan; or
◾

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Management Proposals to Ratify a Poison Pill

General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

◾	No lower than a 20 percent trigger, flip-in or flip-over;
◾	A term of no more than three years;
◾	No deadhand, slowhand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
◾

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

◾	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
◾	The value of the NOLs;
◾	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

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◾

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

◾	Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation

General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

◾	The scope and structure of the proposal;
◾

The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;

◾	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
◾	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
◾	Any recent controversies or concerns related to the company’s proxy voting mechanics;
◾	Any unintended consequences resulting from implementation of the proposal; and
◾	Any other factors that may be relevant.

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

◾	The presence of a shareholder proposal addressing the same issue on the same ballot;
◾	The board’s rationale for seeking ratification;
◾	Disclosure of actions to be taken by the board should the ratification proposal fail;
◾	Disclosure of shareholder engagement regarding the board’s ratification request;
◾	The level of impairment to shareholders’ rights caused by the existing provision;
◾	The history of management and shareholder proposals on the provision at the company’s past meetings;
◾	Whether the current provision was adopted in response to the shareholder proposal;
◾	The company’s ownership structure; and
◾	Previous use of ratification proposals to exclude shareholder proposals.

Reimbursing Proxy Solicitation Expenses

General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

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Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

◾	The election of fewer than 50 percent of the directors to be elected is contested in the election;
◾	One or more of the dissident’s candidates is elected;
◾	Shareholders are not permitted to cumulate their votes for directors; and
◾	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

General Recommendation: Management or shareholder proposals to change a company’s state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:

◾	Reasons for reincorporation;
◾	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and
◾	Comparison of corporation laws of original state and destination state.

Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

◾	Shareholders’ current right to act by written consent;
◾	The consent threshold;
◾	The inclusion of exclusionary or prohibitive language;
◾	Investor ownership structure; and
◾	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

◾	An unfettered[13] right for shareholders to call special meetings at a 10 percent threshold;
◾	A majority vote standard in uncontested director elections;
◾	No non-shareholder-approved pill; and
◾	An annually elected board.

Shareholder Ability to Call Special Meetings

General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

13 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

◾	Shareholders’ current right to call special meetings;
◾	Minimum ownership threshold necessary to call special meetings (10 percent preferred);
◾	The inclusion of exclusionary or prohibitive language;
◾	Investor ownership structure; and
◾	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

General Recommendation: Vote against proposals to require a supermajority shareholder vote.

◾

Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

◾	Ownership structure;
◾	Quorum requirements; and
◾	Vote requirements.

Virtual Shareholder Meetings

General Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only[14] meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.

Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:

◾	Scope and rationale of the proposal; and
◾	Concerns identified with the company’s prior meeting practices.

14 Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.

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4. Capital/Restructuring

Capital

Adjustments to Par Value of Common Stock

General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization

General Authorization Requests

General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of common stock that are to be used for general corporate purposes:

◾	If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.
◾	If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.
◾	If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.
◾	In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.

Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:

◾	The proposal seeks to increase the number of authorized shares of the class of common stock that has superior voting rights to other share classes;
◾	On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
◾	The company has a non-shareholder approved poison pill (including an NOL pill); or
◾

The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.

However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:

◾	In, or subsequent to, the company’s most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
◾	The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
◾	A government body has in the past year required the company to increase its capital ratios.

For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

Specific Authorization Requests

General Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions,

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SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:

◾	twice the amount needed to support the transactions on the ballot, and
◾	the allowable increase as calculated for general issuances above.

Dual Class Structure

General Recommendation: Generally vote against proposals to create a new class of common stock unless:

◾	The company discloses a compelling rationale for the dual-class capital structure, such as:
◾	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or
◾	The new class of shares will be transitory;
◾	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
◾	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).

Preemptive Rights

General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

◾	The size of the company;
◾	The shareholder base; and
◾	The liquidity of the stock.

Preferred Stock Authorization

General Authorization Requests

General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of preferred stock that are to be used for general corporate purposes:

◾	If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares.
◾	If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares.
◾	If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.
◾	In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.
◾	If no preferred shares are currently issued and outstanding, vote against the request, unless the company discloses a specific use for the shares.

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Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:

◾	If the shares requested are blank check preferred shares that can be used for antitakeover purposes;[15]
◾

The company seeks to increase a class of non-convertible preferred shares entitled to more than one vote per share on matters that do not solely affect the rights of preferred stockholders “supervoting shares”);

◾

The company seeks to increase a class of convertible preferred shares entitled to a number of votes greater than the number of common shares into which they are convertible (“supervoting shares”) on matters that do not solely affect the rights of preferred stockholders;

◾	The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;
◾	On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
◾	The company has a non-shareholder approved poison pill (including an NOL pill); or
◾

The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.

However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:

◾	In, or subsequent to, the company’s most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
◾	The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
◾	A government body has in the past year required the company to increase its capital ratios.

For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.

Specific Authorization Requests

General Recommendation: Generally vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:

◾	twice the amount needed to support the transactions on the ballot, and
◾	the allowable increase as calculated for general issuances above.

Recapitalization Plans

General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

◾	More simplified capital structure;
◾	Enhanced liquidity;
◾	Fairness of conversion terms;
◾	Impact on voting power and dividends;
◾	Reasons for the reclassification;

15 To be acceptable, appropriate disclosure would be needed that the shares are “declawed”: i.e., representation by the board that it will not, without prior stockholder approval, issue or use the preferred stock for any defensive or anti-takeover purpose or for the purpose of implementing any stockholder rights plan.

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◾	Conflicts of interest; and
◾	Other alternatives considered.

Reverse Stock Splits

General Recommendation: Vote for management proposals to implement a reverse stock split if:

◾	The number of authorized shares will be proportionately reduced; or
◾	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:

◾	Stock exchange notification to the company of a potential delisting;
◾	Disclosure of substantial doubt about the company’s ability to continue as a going concern without additional financing;
◾	The company’s rationale; or
◾	Other factors as applicable.

Share Repurchase Programs

General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open-market repurchases, in the absence of company-specific concerns regarding:

◾	Greenmail,
◾	The use of buybacks to inappropriately manipulate incentive compensation metrics,
◾	Threats to the company’s long-term viability, or
◾	Other company-specific factors as warranted.

Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.

Share Repurchase Programs Shareholder Proposals

General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Distributions: Splits and Dividends

General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Tracking Stock

General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

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◾	Adverse governance changes;
◾	Excessive increases in authorized capital stock;
◾	Unfair method of distribution;
◾	Diminution of voting rights;
◾	Adverse conversion features;
◾	Negative impact on stock option plans; and
◾	Alternatives such as spin-off.

Restructuring

Appraisal Rights

General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

◾	Purchase price;
◾	Fairness opinion;
◾	Financial and strategic benefits;
◾	How the deal was negotiated;
◾	Conflicts of interest;
◾	Other alternatives for the business;
◾	Non-completion risk.

Asset Sales

General Recommendation: Vote case-by-case on asset sales, considering the following factors:

◾	Impact on the balance sheet/working capital;
◾	Potential elimination of diseconomies;
◾	Anticipated financial and operating benefits;
◾	Anticipated use of funds;
◾	Value received for the asset;
◾	Fairness opinion;
◾	How the deal was negotiated;
◾	Conflicts of interest.

Bundled Proposals

General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

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Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

◾	Dilution to existing shareholders’ positions;
◾	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;
◾	Financial issues - company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;
◾	Management’s efforts to pursue other alternatives;
◾	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
◾	Conflict of interest - arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

◾	The reasons for the change;
◾	Any financial or tax benefits;
◾	Regulatory benefits;
◾	Increases in capital structure; and
◾	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

◾	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or
◾	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

General Recommendation: Vote case-by-case on going private transactions, taking into account the following:

◾	Offer price/premium;
◾	Fairness opinion;
◾	How the deal was negotiated;
◾	Conflicts of interest;
◾	Other alternatives/offers considered; and
◾	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

◾	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

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◾	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
◾	Are all shareholders able to participate in the transaction?
◾	Will there be a liquid market for remaining shareholders following the transaction?
◾	Does the company have strong corporate governance?
◾	Will insiders reap the gains of control following the proposed transaction?
◾	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

◾	Percentage of assets/business contributed;
◾	Percentage ownership;
◾	Financial and strategic benefits;
◾	Governance structure;
◾	Conflicts of interest;
◾	Other alternatives; and
◾	Non-completion risk.

Liquidations

General Recommendation: Vote case-by-case on liquidations, taking into account the following:

◾	Management’s efforts to pursue other alternatives;
◾	Appraisal value of assets; and
◾	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

◾

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.

◾	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
◾

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

◾

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

◾

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

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◾

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures

General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

◾

Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.

◾	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

◾

The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

◾

When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.

◾	Financial issues:
◾	The company’s financial condition;
◾	Degree of need for capital;
◾	Use of proceeds;
◾	Effect of the financing on the company’s cost of capital;
◾	Current and proposed cash burn rate;
◾	Going concern viability and the state of the capital and credit markets.

◾

Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.

◾	Control issues:
◾	Change in management;
◾	Change in control;
◾	Guaranteed board and committee seats;
◾	Standstill provisions;
◾	Voting agreements;
◾	Veto power over certain corporate actions; and
◾	Minority versus majority ownership and corresponding minority discount or majority control premium.

◾	Conflicts of interest:
◾	Conflicts of interest should be viewed from the perspective of the company and the investor.

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◾	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?

◾	Market reaction:
◾	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

◾	Estimated value and financial prospects of the reorganized company;
◾	Percentage ownership of current shareholders in the reorganized company;
◾	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
◾	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
◾	Existence of a superior alternative to the plan of reorganization; and
◾	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

◾

Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target if it is a private entity.

◾

Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

◾

Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

◾	Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
◾

Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule (the charter requires that the fair market value of the target is at least equal to 80 percent of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24-month timeframe.

◾	Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?
◾	Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

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Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions

General Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.

◾	Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC’s acquistion process.
◾

Pending transaction(s) or progression of the acquisition process: Sometimes an intial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.

◾

Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the “equity kicker” is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redeemption at the extension proposal meeting.

◾	Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

Spin-offs

General Recommendation: Vote case-by-case on spin-offs, considering:

◾	Tax and regulatory advantages;
◾	Planned use of the sale proceeds;
◾	Valuation of spinoff;
◾	Fairness opinion;
◾	Benefits to the parent company;
◾	Conflicts of interest;
◾	Managerial incentives;
◾	Corporate governance changes;
◾	Changes in the capital structure.

Value Maximization Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

◾	Hiring a financial advisor to explore strategic alternatives;
◾	Selling the company; or
◾	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

◾	Prolonged poor performance with no turnaround in sight;
◾	Signs of entrenched board and management (such as the adoption of takeover defenses);
◾	Strategic plan in place for improving value;
◾	Likelihood of receiving reasonable value in a sale or dissolution; and
◾	The company actively exploring its strategic options, including retaining a financial advisor.

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5. Compensation

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.

Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)

General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

◾	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
◾	The company maintains significant problematic pay practices;
◾	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

◾

There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for- performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

◾	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
◾	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
◾	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices16, this analysis considers the following:

1.	Peer Group[17] Alignment:

◾	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.
◾	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
◾	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.

Absolute Alignment[18] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

◾	The ratio of performance- to time-based incentive awards;
◾	The overall ratio of performance-based compensation to fixed or discretionary pay;
◾	The rigor of performance goals;
◾	The complexity and risks around pay program design;
◾	The transparency and clarity of disclosure;
◾	The company’s peer group benchmarking practices;
◾	Financial/operational results, both absolute and relative to peers;
◾	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
◾	Realizable pay[19] compared to grant pay; and
◾	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

◾	Problematic practices related to non-performance-based compensation elements;

16 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.

17 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company’s market cap. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

18 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.

19 ISS research reports include realizable pay for S&P1500 companies.

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◾	Incentives that may motivate excessive risk-taking or present a windfall risk; and
◾	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

◾	Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
◾	Extraordinary perquisites or tax gross-ups;
◾	New or materially amended agreements that provide for:
◾	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
◾	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;
◾	CIC excise tax gross-up entitlements (including “modified” gross-ups);
◾	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
◾	Liberal CIC definition combined with any single-trigger CIC benefits;
◾	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;
◾	Any other provision or practice deemed to be egregious and present a significant risk to investors.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

◾	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
◾	Duration of options backdating;
◾	Size of restatement due to options backdating;
◾	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
◾	Adoption of a grant policy that prohibits backdating and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

◾	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
◾	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
◾

Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

◾	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
◾	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;
◾	Other recent compensation actions taken by the company;

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◾	Whether the issues raised are recurring or isolated;
◾	The company’s ownership structure; and
◾	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers but also considering new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

◾	Single- or modified-single-trigger cash severance;
◾	Single-trigger acceleration of unvested equity awards;
◾	Full acceleration of equity awards granted shortly before the change in control;
◾	Acceleration of performance awards above the target level of performance without compelling rationale;
◾	Excessive cash severance (generally >3x base salary and bonus);
◾	Excise tax gross-ups triggered and payable;
◾	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
◾

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

◾	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

Please refer to ISS’ U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

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General Recommendation: Vote case-by-case on certain equity-based compensation plans[20] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

◾

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

◾	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
◾	SVT based only on new shares requested plus shares remaining for future grants.

◾	Plan Features:
◾	Quality of disclosure around vesting upon a change in control (CIC);
◾	Discretionary vesting authority;
◾	Liberal share recycling on various award types;
◾	Lack of minimum vesting period for grants made under the plan;
◾	Dividends payable prior to award vesting.

◾	Grant Practices:
◾	The company’s three-year burn rate relative to its industry/market cap peers;
◾	Vesting requirements in CEO’s recent equity grants (3-year look-back);
◾	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
◾	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;
◾	Whether the company maintains a sufficient claw-back policy;
◾	Whether the company maintains sufficient post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

◾	Awards may vest in connection with a liberal change-of-control definition;
◾

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);

◾	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
◾	The plan is excessively dilutive to shareholders’ holdings;
◾	The plan contains an evergreen (automatic share replenishment) feature; or
◾	Any other plan features are determined to have a significant negative impact on shareholder interests.

Further Information on certain EPSC Factors:

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new

20 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types.

For proposals that are not subject to the Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size, and cash compensation into the industry cap equations to arrive at the company’s benchmark.21

Three-Year Burn Rate

For meetings held prior to February 1, 2023, burn-rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (µ) plus one standard deviation (s) of the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P500), and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year’s burn-rate benchmark. See the U.S. Equity Compensation Plans FAQ for the benchmarks.

For meetings held prior to February 1, 2023, a company’s adjusted burn rate is calculated as follows:

Burn Rate = (# of appreciation awards granted + # of full value awards granted * Volatility Multiplier) / Weighted average common shares outstanding

The Volatility Multiplier is used to provide more equivalent valuation between stock options and full value shares, based on the company’s historical stock price volatility.

Effective for meetings held on or after February 1, 2023, a “Value-Adjusted Burn Rate” will instead be used for stock plan evaluations. Value-Adjusted Burn Rate benchmarks will be calculated as the greater of: (1) an industry-specific threshold based on three-year burn rates within the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P 500) and non-Russell 3000 index; and (2) a de minimis threshold established separately for each of the S&P 500, the Russell 3000 index less the S&P 500, and the non-Russell 3000 index. Year-over-year burn-rate benchmark changes will be limited to a predetermined range above or below the prior year’s burn-rate benchmark.

The Value-Adjusted Burn Rate will be calculated as follows:

Value-Adjusted Burn Rate = ((# of options * option’s dollar value using a Black-Scholes model) + (# of full-value awards * stock price)) / (Weighted average common shares * stock price).

21 For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” typically includes the ability to do any of the following:

◾	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;
◾	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;
◾	Cancel underwater options in exchange for stock awards; or
◾	Provide cash buyouts of underwater options.

While the above cover most types of repricing, ISS may view other provisions as akin to repricing depending on the facts and circumstances.

Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by ISS), without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

ISS may recommend a vote against the equity plan if the plan is determined to be a vehicle for pay-for-performance misalignment. Considerations in voting against the equity plan may include, but are not limited to:

◾	Severity of the pay-for-performance misalignment;
◾	Whether problematic equity grant practices are driving the misalignment; and/or
◾	Whether equity plan awards have been heavily concentrated to the CEO and/or the other NEOs.

Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

◾	Addresses administrative features only; or

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◾

Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent directors, per ISS’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time for any reason (including after the company’s initial public offering), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

◾	Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent directors, per ISS’ Classification of Directors.

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company’s IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

◾

If the proposal requests additional shares and/or the amendments include a term extension or addition of full value awards as an award type, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.

◾

If the plan is being presented to shareholders for the first time (including after the company’s IPO), whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.

◾

If there is no request for additional shares and the amendments do not include a term extension or addition of full value awards as an award type, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown only for informational purposes.

In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

Other Compensation Plans

401(k) Employee Benefit Plans

General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

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Employee Stock Ownership Plans (ESOPs)

General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

◾	Purchase price is at least 85 percent of fair market value;
◾	Offering period is 27 months or less; and
◾	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where when the plan features do not meet all of the above criteria.

Employee Stock Purchase Plans—Non-Qualified Plans

General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

◾	Broad-based participation;
◾	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
◾	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and
◾	No discount on the stock price on the date of purchase when there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the matching contribution or effective discount exceeds the above, ISS may evaluate the SVT cost of the plan as part of the assessment.

Option Exchange Programs/Repricing Options

General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

◾	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in- the-money” over the near term;
◾	Rationale for the re-pricing--was the stock price decline beyond management’s control?;
◾	Is this a value-for-value exchange?;
◾	Are surrendered stock options added back to the plan reserve?;
◾	Timing--repricing should occur at least one year out from any precipitous drop in company’s stock price;
◾	Option vesting--does the new option vest immediately or is there a black-out period?;
◾	Term of the option--the term should remain the same as that of the replaced option;
◾	Exercise price--should be set at fair market or a premium to market;
◾	Participants--executive officers and directors must be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.

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Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

◾	Executive officers and non-employee directors are excluded from participating;
◾

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models; and

◾	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure, and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

◾	Eligibility;
◾	Vesting;
◾	Bid-price;
◾	Term of options;
◾	Cost of the program and impact of the TSOs on company’s total option expense; and
◾	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

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Director Compensation

Shareholder Ratification of Director Pay Programs

General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

◾	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
◾	An assessment of the following qualitative factors:
◾	The relative magnitude of director compensation as compared to companies of a similar profile;
◾	The presence of problematic pay practices relating to director compensation;
◾	Director stock ownership guidelines and holding requirements;
◾	Equity award vesting schedules;
◾	The mix of cash and equity-based compensation;
◾	Meaningful limits on director compensation;
◾	The availability of retirement benefits or perquisites; and
◾	The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors

General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

◾

The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

◾	The company’s three-year burn rate relative to its industry/market cap peers (in certain circumstances); and
◾	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, non-employee director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

◾	The relative magnitude of director compensation as compared to companies of a similar profile;
◾	The presence of problematic pay practices relating to director compensation;
◾	Director stock ownership guidelines and holding requirements;
◾	Equity award vesting schedules;
◾	The mix of cash and equity-based compensation;
◾	Meaningful limits on director compensation;
◾	The availability of retirement benefits or perquisites; and
◾	The quality of disclosure surrounding director compensation.

Non-Employee Director Retirement Plans

General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

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Shareholder Proposals on Compensation

Bonus Banking/Bonus Banking “Plus”

General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

◾	The company’s past practices regarding equity and cash compensation;
◾	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
◾	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization

General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation (such as types of compensation elements or specific metrics) to be used for executive or directors.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.

Golden Coffins/Executive Death Benefits

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

◾	The percentage/ratio of net shares required to be retained;
◾	The time period required to retain the shares;
◾	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;

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◾	Whether the company has any other policies aimed at mitigating risk taking by executives;
◾	Executives’ actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and
◾	Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.

Pay Disparity

General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:

◾	The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;
◾	If any problematic pay practices or pay-for-performance concerns have been identified at the company; and
◾	The level of shareholder support for the company’s pay programs.

Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.

Pay for Performance/Performance-Based Awards

General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

◾

First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options, or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards.

◾

Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. These proposals generally include the following principles:

◾	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
◾	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time- vested, equity awards;
◾

Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

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◾	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;
◾

Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

◾	What aspects of the company’s annual and long-term equity incentive programs are performance driven?
◾

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

◾	Can shareholders assess the correlation between pay and performance based on the current disclosure?
◾	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)

General Recommendation: Generally vote for shareholder proposals calling for the addition of certain safeguards in prearranged trading plans (10b5-1 plans) for executives. Safeguards may include:

◾	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed in a Form 8-K;
◾	Amendment or early termination of a 10b5-1 Plan allowed only under extraordinary circumstances, as determined by the board;
◾	Request that a certain number of days that must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
◾	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
◾	An executive may not trade in company stock outside the 10b5-1 Plan;
◾	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit Outside CEOs from Serving on Compensation Committees

General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoupment of Incentive or Stock Compensation in Specified Circumstances

General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company’s financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive’s fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence, or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:

◾	If the company has adopted a formal recoupment policy;
◾	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;

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◾	Whether the company has chronic restatement history or material financial problems;
◾	Whether the company’s policy substantially addresses the concerns raised by the proponent;
◾	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or
◾	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

General Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

◾	The triggering mechanism should be beyond the control of management;
◾	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);
◾

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Impact on Incentive Program Metrics

General Recommendation: Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

◾	The frequency and timing of the company’s share buybacks;
◾	The use of per-share metrics in incentive plans;
◾	The effect of recent buybacks on incentive metric results and payouts; and
◾	Whether there is any indication of metric result manipulation.

Supplemental Executive Retirement Plans (SERPs)

General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.

Tax Gross-Up Proposals

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

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The following factors will be considered:

◾

The company’s current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

◾	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6. Routine/Miscellaneous

Adjourn Meeting

General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes “other business.”

Amend Quorum Requirements

General Recommendation: Vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

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7. Social and Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

◾	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
◾	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
◾	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;
◾	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
◾	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;
◾

If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

◾

If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Endorsement of Principles

General Recommendation: Generally vote against proposals seeking a company’s endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments. Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.

Animal Welfare

Animal Welfare Policies

General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

◾	The company has already published a set of animal welfare standards and monitors compliance;
◾	The company’s standards are comparable to industry peers; and
◾	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers’ treatment of animals.

Animal Testing

General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

◾	The company is conducting animal testing programs that are unnecessary or not required by regulation;

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◾	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or
◾	There are recent, significant fines or litigation related to the company’s treatment of animals.

Animal Slaughter

General Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

◾	The potential impact of such labeling on the company’s business;
◾	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
◾	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote against proposals to eliminate GE ingredients from the company’s products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices

General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

◾	Whether the company has adequately disclosed mechanisms in place to prevent abuses;
◾	Whether the company has adequately disclosed the financial risks of the products/practices in question;
◾	Whether the company has been subject to violations of related laws or serious controversies; and
◾	Peer companies’ policies/practices in this area.

Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation

General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

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Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

◾	The potential for reputational, market, and regulatory risk exposure;
◾	Existing disclosure of relevant policies;
◾	Deviation from established industry norms;
◾	Relevant company initiatives to provide research and/or products to disadvantaged consumers;
◾	Whether the proposal focuses on specific products or geographic regions;
◾	The potential burden and scope of the requested report;
◾	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Product Safety and Toxic/Hazardous Materials

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

◾	The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;
◾

The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

◾	The company has not been recently involved in relevant significant controversies, fines, or litigation.

Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

◾	The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;
◾	Current regulations in the markets in which the company operates; and
◾	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

Generally vote against resolutions requiring that a company reformulate its products.

Tobacco-Related Proposals

General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

◾	Recent related fines, controversies, or significant litigation;
◾	Whether the company complies with relevant laws and regulations on the marketing of tobacco;
◾	Whether the company’s advertising restrictions deviate from those of industry peers;
◾	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and

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◾	Whether restrictions on marketing to youth extend to foreign countries.

Vote case-by-case on proposals regarding second-hand smoke, considering;

◾	Whether the company complies with all laws and regulations;
◾	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and
◾	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Say on Climate (SoC) Management Proposals

General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan[22], taking into account the completeness and rigor of the plan. Information that will be considered where available includes the following:

◾	The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;
◾	Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);
◾	The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);
◾	Whether the company has sought and received third-party approval that its targets are science-based;
◾	Whether the company has made a commitment to be “net zero” for operational and supply chain emissions (Scopes 1, 2, and 3) by 2050;
◾	Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;
◾	Whether the company’s climate data has received third-party assurance;
◾	Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;
◾	Whether there are specific industry decarbonization challenges; and
◾	The company’s related commitment, disclosure, and performance compared to its industry peers.

Say on Climate (SoC) Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:

◾	The completeness and rigor of the company’s climate-related disclosure;
◾	The company’s actual GHG emissions performance;
◾	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and

22 Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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◾	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.

Climate Change/Greenhouse Gas (GHG) Emissions

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:

◾

Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

◾	The company’s level of disclosure compared to industry peers; and
◾	Whether there are significant controversies, fines, penalties, or litigation associated with the company’s climate change-related performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

◾

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

◾	The company’s level of disclosure is comparable to that of industry peers; and
◾	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

◾	Whether the company provides disclosure of year-over-year GHG emissions performance data;
◾	Whether company disclosure lags behind industry peers;
◾	The company’s actual GHG emissions performance;
◾	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
◾	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Energy Efficiency

General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:

◾

The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

◾	The proponent requests adoption of specific energy efficiency goals within specific timelines.

Renewable Energy

General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.

Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

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Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:

◾	The scope and structure of the proposal;
◾	The company’s current level of disclosure on renewable energy use and GHG emissions; and
◾	The company’s disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.

Diversity

Board Diversity

General Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

◾	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
◾	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

◾	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
◾	The level of gender and racial minority representation that exists at the company’s industry peers;
◾	The company’s established process for addressing gender and racial minority board representation;
◾	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
◾	The independence of the company’s nominating committee;
◾	Whether the company uses an outside search firm to identify potential director nominees; and
◾	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Equality of Opportunity

General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

◾	The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;
◾	The company already publicly discloses comprehensive workforce diversity data; and
◾	The company has no recent significant EEO-related violations or litigation.

Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant burden on the company.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

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Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Gender, Race/Ethnicity Pay Gap

General Recommendation: Vote case-by-case on requests for reports on a company’s pay data by gender or race/ ethnicity, or a report on a company’s policies and goals to reduce any gender or race/ethnicity pay gaps, taking into account:

◾	The company’s current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;
◾	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues;
◾	The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and
◾	Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.

Racial Equity and/or Civil Rights Audit Guidelines

General Recommendation: Vote case-by-case on proposals asking a company to conduct an independent racial equity and/or civil rights audit, taking into account:

◾	The company’s established process or framework for addressing racial inequity and discrimination internally;
◾	Whether the company has issued a public statement related to its racial justice efforts in recent years, or has committed to internal policy review;
◾	Whether the company has engaged with impacted communities, stakeholders, and civil rights experts,
◾	The company’s track record in recent years of racial justice measures and outreach externally;
◾	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to racial inequity or discrimination; and
◾	Whether the company’s actions are aligned with market norms on civil rights, and racial or ethnic diversity.

Environment and Sustainability

Facility and Workplace Safety

General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:

◾	The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;
◾	The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;
◾	Recent significant controversies, fines, or violations related to workplace health and safety; and
◾	The company’s workplace health and safety performance relative to industry peers.

Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

◾	The company’s compliance with applicable regulations and guidelines;
◾	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and

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◾	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

General Environmental Proposals and Community Impact Assessments

General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential (community) social and/or environmental impact of company operations, considering:

◾	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;
◾

The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

◾	The nature, purpose, and scope of the company’s operations in the specific region(s);
◾	The degree to which company policies and procedures are consistent with industry norms; and
◾	The scope of the resolution.

Hydraulic Fracturing

General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

◾	The company’s current level of disclosure of relevant policies and oversight mechanisms;
◾	The company’s current level of such disclosure relative to its industry peers;
◾	Potential relevant local, state, or national regulatory developments; and
◾	Controversies, fines, or litigation related to the company’s hydraulic fracturing operations.

Operations in Protected Areas

General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

◾	Operations in the specified regions are not permitted by current laws or regulations;
◾	The company does not currently have operations or plans to develop operations in these protected regions; or
◾	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:

◾	The nature of the company’s business;
◾	The current level of disclosure of the company’s existing related programs;
◾	The timetable and methods of program implementation prescribed by the proposal;
◾	The company’s ability to address the issues raised in the proposal; and
◾	How the company’s recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

◾

The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

◾	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

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Water Issues

General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:

◾	The company’s current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
◾	Whether or not the company’s existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
◾	The potential financial impact or risk to the company associated with water-related concerns or issues; and
◾	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

General Corporate Issues

Charitable Contributions

General Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

Data Security, Privacy, and Internet Issues

General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

◾	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;
◾	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;
◾	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;
◾	Applicable market-specific laws or regulations that may be imposed on the company; and
◾	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

General Recommendation: Vote case-by-case on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria, considering:

◾	The scope and prescriptive nature of the proposal;
◾	Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues;
◾	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;
◾	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and
◾	The company’s current level of disclosure regarding its environmental and social performance.

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Human Rights, Human Capital Management, and International Operations

Human Rights Proposals

General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

◾	The degree to which existing relevant policies and practices are disclosed;
◾	Whether or not existing relevant policies are consistent with internationally recognized standards;
◾	Whether company facilities and those of its suppliers are monitored and how;
◾	Company participation in fair labor organizations or other internationally recognized human rights initiatives;
◾	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
◾	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
◾	The scope of the request; and
◾	Deviation from industry sector peer company standards and practices.

Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:

◾	The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;
◾	The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;
◾	Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and
◾	Whether the proposal is unduly burdensome or overly prescriptive.

Mandatory Arbitration

General Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:

◾	The company’s current policies and practices related to the use of mandatory arbitration agreements on workplace claims;
◾	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and
◾	The company’s disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.

Operations in High Risk Markets

General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

◾	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;
◾	Current disclosure of applicable risk assessment(s) and risk management procedures;
◾	Compliance with U.S. sanctions and laws;

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◾	Consideration of other international policies, standards, and laws; and
◾	Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in “high-risk” markets.

Outsourcing/Offshoring

General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

◾	Controversies surrounding operations in the relevant market(s);
◾	The value of the requested report to shareholders;
◾	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and
◾	The company’s existing human rights standards relative to industry peers.

Sexual Harassment

General Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:

◾	The company’s current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;
◾	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and
◾	The company’s disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.

Weapons and Military Sales

General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

◾	The company’s current disclosure of relevant lobbying policies, and management and board oversight;
◾	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
◾	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

◾	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

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◾	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and
◾	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Ties

General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

◾	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and
◾	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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8.   Mutual Fund Proxies

Election of Directors

General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes

General Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.

Converting Closed-end Fund to Open-end Fund

General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

◾	Past performance as a closed-end fund;
◾	Market in which the fund invests;
◾	Measures taken by the board to address the discount; and
◾	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

General Recommendation: Vote case-by-case on proxy contests, considering the following factors:

◾	Past performance relative to its peers;
◾	Market in which the fund invests;
◾	Measures taken by the board to address the issues;
◾	Past shareholder activism, board activity, and votes on related proposals;
◾	Strategy of the incumbents versus the dissidents;
◾	Independence of directors;
◾	Experience and skills of director candidates;
◾	Governance profile of the company;
◾	Evidence of management entrenchment.

Investment Advisory Agreements

General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

◾	Proposed and current fee schedules;
◾	Fund category/investment objective;
◾	Performance benchmarks;
◾	Share price performance as compared with peers;
◾	Resulting fees relative to peers;
◾	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

General Recommendation: Vote for the establishment of new classes or series of shares.

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Preferred Stock Proposals

General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:

◾	Stated specific financing purpose;
◾	Possible dilution for common shares;
◾	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:

◾	Potential competitiveness;
◾	Regulatory developments;
◾	Current and potential returns; and
◾	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

◾	The fund’s target investments;
◾	The reasons given by the fund for the change; and
◾	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

General Recommendation: Vote case-by-case on name change proposals, considering the following factors:

◾	Political/economic changes in the target market;
◾	Consolidation in the target market; and
◾	Current asset composition.

Change in Fund’s Subclassification

General Recommendation: Vote case-by-case on changes in a fund’s sub-classification, considering the following factors:

◾	Potential competitiveness;
◾	Current and potential returns;
◾	Risk of concentration;
◾	Consolidation in target industry.

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Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

◾

The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

◾

The sale is deemed to be in the best interests of shareholders by (1) a majority of the company’s independent directors and (2) a majority of the company’s directors who have no financial interest in the issuance; and

◾	The company has demonstrated responsible past use of share issuances by either:
◾	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
◾	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

◾	Strategies employed to salvage the company;
◾	The fund’s past performance;
◾	The terms of the liquidation.

Changes to the Charter Document

General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

◾	The degree of change implied by the proposal;
◾	The efficiencies that could result;
◾	The state of incorporation;
◾	Regulatory standards and implications.

Vote against any of the following changes:

◾	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
◾	Removal of shareholder approval requirement for amendments to the new declaration of trust;
◾

Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

◾	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;
◾	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
◾	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

◾	Regulations of both states;
◾	Required fundamental policies of both states;
◾	The increased flexibility available.

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Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

Distribution Agreements

General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:

◾	Fees charged to comparably sized funds with similar objectives;
◾	The proposed distributor’s reputation and past performance;
◾	The competitiveness of the fund in the industry;
◾	The terms of the agreement.

Master-Feeder Structure

General Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

General Recommendation: Vote case-by-case on merger proposals, considering the following factors:

◾	Resulting fee structure;
◾	Performance of both funds;
◾	Continuity of management personnel;
◾	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

◾	Performance of the fund’s Net Asset Value (NAV);
◾	The fund’s history of shareholder relations;
◾	The performance of other funds under the advisor’s management.

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NAI-ETFSAI-0222D

Nushares ETF Trust

PART C—OTHER INFORMATION

Item 28. Exhibits.

(a)	(i)	Amended and Restated Declaration of Trust dated June 14, 2016 of Nushares ETF Trust (the “Registrant”). (1)

	(ii)	Registrant’s Second Amended and Restated Declaration of Trust dated July 27, 2016. (2)

	(iii)	Amended and Restated Establishment and Designation of Series dated January 10, 2019. (7)

	(iv)	Amended and Restated Establishment and Designation of Series dated June 16, 2021. (12)

	(v)	Amended and Restated Establishment and Designation of Series dated July 19, 2021. (14)

(b)		Registrant’s Bylaws dated June 15, 2016. (1)

(c)		Not applicable.

(d)	(i)	Management Agreement dated August 2, 2016 between the Registrant and Nuveen Fund Advisors, LLC. (2)

	(ii)	Continuance of Management Agreements dated July 30, 2021 between the Registrant and Nuveen Fund Advisors, LLC. (14)

	(iii)	Revised Schedule A, amended as of September 15, 2021, to the Management Agreement dated August 2, 2016 between the Registrant and Nuveen Fund Advisors, LLC. (14)

	(iv)	Investment Sub-Advisory Agreement dated August 2, 2016 between Nuveen Fund Advisors, LLC and Teachers Advisors, LLC. (2)

	(v)	Notice of Continuance of Investment Sub-Advisory Agreement dated July 30, 2021 between Nuveen Fund Advisors, LLC and Teachers Advisors, LLC. (14)

	(vi)	Revised Schedule A, amended as of August 26, 2021, to the Investment Sub-Advisory Agreement dated August 2, 2016 between Nuveen Fund Advisors, LLC and Teachers Advisors, LLC. (14)

	(vii)	Investment Sub-Advisory Agreement dated July 26, 2021 between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC. (13)

	(viii)	Revised Schedule A, amended as of September 15, 2021, to the Investment Sub-Advisory Agreement dated July 26, 2021 between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC. (14)

	(ix)	Amended and Restated Investment Sub-Advisory Agreement dated December 31, 2021 between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC. (16)

	(x)	Investment Sub-Advisory Agreement dated July 26, 2021 between Nuveen Fund Advisors, LLC and Winslow Capital Management, LLC. (13)

(e)	(i)	Distribution Agreement dated August 2, 2016 between the Registrant and Nuveen Securities, LLC. (3)

	(ii)	Revised Schedule A, amended as of September 15, 2021, to the Distribution Agreement dated August 2, 2016 between the Registrant and Nuveen Securities, LLC. (14)

	(iii)	Renewal of Distribution Agreement dated August 13, 2021 between the Registrant and Nuveen Securities, LLC. (14)

	(iv)	Form of Authorized Participant Agreement with Nuveen Securities, LLC. (2)

(f)		Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees Amended and Restated effective April 27, 2017. (5)

(g)	(i)	Custodian Agreement dated August 25, 2016 between the Registrant and Brown Brothers Harriman & Co. (3)

	(ii)	Amendment and revised Appendix A, dated September 15, 2021, to the Custodian Agreement dated August 25, 2016 between the Registrant and Brown Brothers Harriman & Co. (14)

	(iii)	Revised Exhibit A: List of Accounts and Currencies, dated September 15, 2021, to the Custodian Agreement dated August 25, 2016 between the Registrant and Brown Brothers Harriman & Co. (14)

	(iv)	Registration Document Completion Service dated March 14, 2017 between the Registrant and Brown Brothers Harriman & Co. (4)

(h)	(i)	Administrative Agency Agreement dated August 25, 2016 between the Registrant and Brown Brothers Harriman & Co. (3)

	(ii)	Amendment and revised Appendix A, dated September 15, 2021, to the Administrative Agency Agreement dated August 25, 2016 between the Registrant and Brown Brothers Harriman & Co. (14)

	(iii)	Index Sublicense Agreement dated August 26, 2016 between the Registrant and Nuveen Fund Advisors, LLC. (6)

	(iv)	Revised Exhibit A, as last updated May 23, 2019, to the Index Sublicense Agreement dated August 26, 2016 between the Registrant and Nuveen Fund Advisors, LLC. (8)

	(v)	Rule 12d1-4 Funds of Funds Investment Agreement for TIAA-CREF Funds of Funds as Acquiring Funds and Nuveen Funds/ETFs as Acquired Funds dated January 19, 2022 between the Registrant and TIAA-CREF Funds. (16)

	(vi)	Rule 12d1-4 Investment Agreement dated January 19, 2022 between the Registrant and VanEck ETF Trust. (16)

	(vii)	Rule 12d1-4 Investment Agreement dated January 19, 2022 between the Registrant, Thrivent Mutual Funds and Thrivent Series Fund, Inc. (16)

	(viii)	Rule 12d1-4 Investment Agreement dated January 19, 2022 between the Registrant and MainStay Funds Trust. (16)

	(ix)	Rule 12d1-4 Investment Agreement dated January 21, 2022 between the Registrant and Litman Gregory Funds Trust. (16)

(i)	(i)	Opinion and Consent of Counsel, Morgan, Lewis and Bockius LLP, relating to the Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF and Nuveen ESG U.S. Aggregate Bond ETF. (15)

	(ii)	Opinion and Consent of Counsel, Morgan, Lewis and Bockius LLP, relating to the Nuveen Short-Term REIT ETF. (11)

	(iii)	Opinion and Consent of Counsel, Morgan, Lewis and Bockius LLP, relating to the Nuveen ESG Large-Cap ETF, Nuveen ESG Large-Cap Growth ETF, Nuveen ESG Large-Cap Value ETF, Nuveen ESG Mid-Cap Growth ETF, Nuveen ESG Mid-Cap Value ETF, Nuveen ESG Small-Cap ETF, Nuveen ESG International Developed Markets Equity ETF, Nuveen ESG Emerging Markets Equity ETF, Nuveen Dividend Growth ETF, Nuveen Small Cap Select ETF, Nuveen Winslow Large-Cap Growth ESG ETF, Nuveen ESG Dividend ETF, and Nuveen Growth Opportunities ETF. (16)

(j)		Consent of independent registered public accounting firm, KPMG LLP. (16)

(k)		Not applicable.

(l)		Subscription Agreement dated August 26, 2016 between the Registrant and Nuveen Fund Advisors, LLC. (3)

(m)	(i)	Distribution and Service Plan. (2)

	(ii)	Revised Exhibit A, as of September 15, 2021, to the Distribution and Service Plan. (14)

(n)		Not applicable.

(o)		Reserved.

(p)	(i)	Code of Ethics and Reporting Requirements of Nuveen (including affiliated entities) and the Nuveen Funds, as amended January 3, 2022. (16)

	(ii)	Code of Ethics for the Independent Trustees of the Nuveen Funds, as amended May 23, 2019. (9)

(q)	(i)	Powers of Attorney dated November 19, 2020. (10)

	(ii)	Powers of Attorney dated June 1, 2021. (12)

EX-101.INS	XBRL Instance Document—the Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

(1)	Filed on June 15, 2016 with Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(2)	Filed on August 12, 2016 with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(3)	Filed on August 29, 2016 with Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(4)	Filed on March 28, 2017 with Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(5)	Filed on April 28, 2017 with Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(6)	Filed on June 2, 2017 with Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(7)	Filed on April 30, 2019 with Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(8)	Filed on September 20, 2019 with Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(9)	Filed on February 27, 2020 with Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(10)	Filed on November 27, 2020 with Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(11)	Filed on April 29, 2021 with Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(12)	Filed on July 7, 2021 with Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(13)	Filed on August 5, 2021 with Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.

(14)	Filed on September 24, 2021 with Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(15)	Filed on November 26, 2021 with Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A and incorporated herein by reference.
(16)	Filed herewith.

Item 29. Persons Controlled by or Under Common Control with the Fund.

None.

Item 30. Indemnification.

Section 5 of Article IX of Registrant’s Declaration of Trust, as amended, provides as follows:

Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by joint errors and omissions insurance policies against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, subject to such policies’ coverage limits, exclusions and retention.

Insofar as the indemnification for liabilities arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to the officers, directors or controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or director or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, director or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Advisor.

(a) Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) serves as investment advisor to each series of the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies. The principal business address for Nuveen Fund Advisors and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any other business, profession, vocation or employment of a substantial nature in which Nuveen Fund Advisors and each director, officer or partner of Nuveen Fund Advisors is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee is as follows.

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
Oluseun Salami, Executive Vice President and Chief Financial Officer

Senior Vice President (since 2020) NIS/R&T, Inc.; Senior Vice President and Chief Financial Officer, Nuveen Alternative Advisors LLC (since 2020), Nuveen, LLC (since 2020), Teachers Advisors, LLC (since 2020), TIAA-CREF Asset Management LLC (since 2020) and TIAA-CREF Investment Management, LLC (since 2020); Senior Vice President, Chief Financial Officer (since 2018), formerly, Business Finance and Planning (2020) Chief Accounting Officer (2019-2020), Corporate Controller (2018-2020), Teachers Insurance and Annuity Association of America, Senior Vice President, Corporate Controller, College Retirement Equities Fund, TIAA Board of Overseers, TIAA Separate Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds (2018-2020).

Megan Sendlak, Managing Director and Controller	Managing Director and Controller (since 2020) of Nuveen Alternatives Advisors LLC, Nuveen Asset Management, LLC, Nuveen Investments, Inc., Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director and Controller (since 2020), formerly, Vice President and Corporate Accounting Director (2018-2020) of Nuveen, LLC; Managing Director and Controller (since 2021) of NIS/R&T, INC.; Vice President and Controller of Winslow Capital Management, LLC.

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years

Michael A. Perry, Executive Vice President	Co-Chief Executive Officer (since April 2019), formerly, Executive Vice President (2017-2019); formerly, Managing Director (2015-2017) of Nuveen Securities; and Executive Vice President (since 2017) of Nuveen Alternative Investments, LLC.

Erik Mogavero, Managing Director and Chief Compliance Officer

Formerly employed by Deutsche Bank (2013- 2017) as Managing Director, Head of Asset Management and Wealth Management Compliance for the Americas region and Chief Compliance Officer of Deutsche Investment Management Americas.

(b) Nuveen Asset Management, LLC (“Nuveen Asset Management”) serves as sub-adviser to the Registrant’s Nuveen Dividend Growth ETF, Nuveen Small Cap Select ETF and Nuveen Growth Opportunities ETF. Nuveen Asset Management is an SEC-registered investment adviser located at 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any other business, profession, vocation or employment of a substantial nature in which Nuveen Asset Management and each director, officer or partner of Nuveen Asset Management is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee is as follows.

Name and Position with Nuveen Asset Management	Other Business, Profession, Vocation or Employment During Past Two Years
William T. Huffman, President	Executive Vice President (since 2020) of Nuveen Securities, LLC and Nuveen, LLC; President, Nuveen Investments, Inc. (since 2020), Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC (since 2019); Senior Managing Director (since 2019) of Nuveen Alternative Advisors LLC; Chairman (since 2019) of Churchill Asset Management LLC.

Stuart J. Cohen, Managing Director and Head of Legal and Assistant Secretary

Managing Director and Assistant Secretary (since 2002) of Nuveen Securities, LLC; Managing Director (since 2007) and Assistant Secretary (since 2003) of Nuveen Fund Advisors, LLC; Managing Director, Associate General Counsel and Assistant Secretary (since 2019) of Teachers Advisors, LLC; Managing Director, General Counsel and Assistant Secretary (since 2019) of TIAA-CREF Investment Management, LLC; Vice President and Assistant Secretary (since 2008) of Winslow Capital Management, LLC.

Travis M. Pauley, Managing Director and Chief Compliance Officer	Regional Head of Compliance and Regulatory Legal (2013-2020) of AXA Investment Managers.

Name and Position with Nuveen Asset Management	Other Business, Profession, Vocation or Employment During Past Two Years

Megan Sendlak, Managing Director and Controller	Managing Director and Controller (since 2020) of Nuveen Alternatives Advisors LLC, Nuveen Investments, Inc., Nuveen Fund Advisors, LLC, Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director and Controller (since 2020), formerly, Vice President and Corporate Accounting Director (2018-2020) of Nuveen, LLC; Managing Director and Controller (since 2021) of NIS/R&T, INC., Vice President and Controller of Winslow Capital Management, LLC.

(c) Teachers Advisors, LLC (“Teachers Advisors”) serves as sub-adviser to the Registrant’s Nuveen ESG Large-Cap ETF, Nuveen ESG Large-Cap Growth ETF, Nuveen ESG Large-Cap Value ETF, Nuveen ESG Mid-Cap Growth ETF, Nuveen ESG Mid-Cap Value ETF, Nuveen ESG Small-Cap ETF, Nuveen ESG International Developed Markets Equity ETF, Nuveen ESG Emerging Markets Equity ETF, Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF, Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF, Nuveen Short-Term REIT ETF, and Nuveen ESG Dividend ETF. Teachers Advisors also provides investment management services to the TIAA-CREF Funds, TIAA-CREF Life Funds, TIAA Separate Account VA-1, and certain other registered and unregistered products. The Managing Member of Teachers Advisors is Nuveen Finance, LLC. Teachers Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

A description of any other business, profession, vocation or employment of a substantial nature in which Teachers Advisors and each director, officer or partner of Teachers Advisors is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee is as follows.

Name and Position with Teachers Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
Oluseun Salami, Senior Vice President, Chief Financial Officer

Executive Vice President and Chief Financial Officer (since 2020) Nuveen Fund Advisors, LLC; Senior Vice President (since 2020) NIS/R&T, Inc.; Senior Vice President and Chief Financial Officer, Nuveen Alternative Advisors LLC (since 2020), Nuveen, LLC (since 2020), TIAA-CREF Asset Management LLC (since 2020) and TIAA-CREF Investment Management, LLC (since 2020); Senior Vice President, Chief Financial Officer (since 2018), formerly, Business Finance and Planning (2020) Chief Accounting Officer (2019-2020), Corporate Controller (2018-2020), Teachers Insurance and Annuity Association of America. Senior Vice President, Corporate Controller, College Retirement Equities Fund, TIAA Board of Overseers, TIAA Separate Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds (2018-2020).

Name and Position with Teachers Advisors	Other Business, Profession, Vocation or Employment During Past Two Years

Stuart R. Brunet, Chief Compliance Officer	Chief Compliance Officer (since 2015), formerly, Director, Compliance Officer of TIAA-CREF Investment Management, LLC.

William T. Huffman, President & Chief Executive Officer

Executive Vice President (since 2020) of Nuveen Securities, LLC and Nuveen, LLC; President, Nuveen Investments, Inc. (since 2020), TIAA-CREF Investment Management, LLC (since 2019), Nuveen Asset Management, LLC (since 2010); Senior Managing Director (since 2019) of Nuveen Alternative Advisors LLC; Chairman (since 2019) of Churchill Asset Management LLC.

John M. McCann, Managing Director, Associate General Counsel and Assistant Secretary

Managing Director, Associate General Counsel and Assistant Secretary (since 2021) of Nuveen Asset Management, LLC; Managing Director and Assistant Secretary (since 2021) of Nuveen Fund Advisors, LLC; Managing Director (since 2021) of TIAA SMA Strategies LLC; Managing Director, Associate General Counsel and Assistant Secretary (since 2019) of Teachers Insurance and Annuity Association of America, TIAA Separate Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds and College Retirement Equities Fund; Managing Director (since 2018), Associate General Counsel and Assistant Secretary (since 2017, formerly, Vice President and Director) of TIAA-CREF Investment Management, LLC General Counsel and Assistant Secretary of Covariance Capital Management, Inc. (2014-2017).

(d) Winslow Capital Management, LLC (“Winslow Capital”) serves as sub-adviser to the Registrant’s Nuveen Winslow Large-Cap Growth ESG ETF. Winslow Capital is an SEC-registered investment adviser located at 4400 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402.

A description of any other business, profession, vocation or employment of a substantial nature in which Winslow Capital and each director, officer or partner of Winslow Capital is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee is as follows.

Name and Position with Winslow Capital	Other Business, Profession, Vocation or Employment During Past Two Years
Justin H. Kelly, Chief Executive Officer, Chief Investment Officer and Portfolio Manager	None

Michael S. Palmer, President	None

Jeff D. Wieneke, Managing Director, Chief Financial Officer	None

Derek M. Ciernia, Managing Director, Chief Compliance Officer and General Counsel	None

Item 32. Principal Underwriters.

(a) Nuveen Securities, LLC acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Trust V, Nuveen Investment Funds, Inc., TIAA-CREF Life Funds, TIAA-CREF Funds and the Registrant.

(b)

Name and Principal Business Address	Positions and Offices with Nuveen Securities	Positions and Offices with Registrant
William T. Huffman 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Senior Managing Director and Assistant Secretary	Vice President and Assistant Secretary

Deann D. Morgan 730 Third Avenue New York, NY 10017	Co-Chief Executive Officer	Vice President

Michael A. Perry 333 West Wacker Drive Chicago, IL 60606	Co-Chief Executive Officer	None

Christopher M. Rohrbacher 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Vice President and Assistant Secretary

Lucas A. Satre 333 West Wacker Drive Chicago, IL 60606	Managing Director, Secretary and General Counsel	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the addresses below.

Adviser:

Nuveen Fund Advisors, LLC

333 West Wacker Drive

Chicago, IL 60606

Sub-Advisers:

Nuveen Asset Management, LLC

333 West Wacker Drive

Chicago, IL 60606

Teachers Advisors, LLC

730 Third Avenue

New York, NY 10017-3206

Winslow Capital Management, LLC

4400 IDS Center

80 South Eighth Street

Minneapolis, Minnesota 55402.

Distributor:

Nuveen Securities, LLC

333 West Wacker Drive

Chicago, IL 60606

Custodian:

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110-1548

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 78 to Registration Statement No. 333-212032 to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 25th day of February 2022.

NUSHARES ETF TRUST

BY:	/S/ DIANA R. GONZALEZ
Diana R. Gonzalez
Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title			Date
/S/ E. SCOTT WICKERHAM E. SCOTT WICKERHAM	Vice President and Controller (principal financial and accounting officer)			February 25, 2022

/S/ JORDAN M. FARRIS JORDAN M. FARRIS	Chief Administrative Officer (principal executive officer)

TERENCE J. TOTH*	Chairman of the Board and Trustee	ü ï ï ï ï ï ï ï ï ï ï ï ï ï ý ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By:*	/s/ DIANA R. GONZALEZ DIANA R. GONZALEZ ATTORNEY-IN-FACT FEBRUARY 25, 2022
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
AMY B.R. LANCELLOTTA*	Trustee
JOANNE T. MEDERO*	Trustee
ALBIN F. MOSCHNER*	Trustee
JOHN K. NELSON*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE *	Trustee
MATTHEW THORNTON III*	Trustee
MARGARET L. WOLFF*	Trustee
ROBERT L. YOUNG*	Trustee

*

The powers of attorney authorizing Diana R. Gonzalez, among others, to execute this Registration Statement, and Amendments thereto, for the Trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and filed as exhibit (q) to this Registration Statement.

EXHIBIT INDEX

Exhibit Number	Exhibit

EX-99.DIX	Amended and Restated Investment Sub-Advisory Agreement dated December 31, 2021 between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC.

EX-99.HV	Rule 12d1-4 Funds of Funds Investment Agreement for TIAA-CREF Funds of Funds as Acquiring Funds and Nuveen Funds/ETFs as Acquired Funds dated January 19, 2022 between the Registrant and TIAA-CREF Funds.

EX-99.HVI	Rule 12d1-4 Investment Agreement dated January 19, 2022 between the Registrant and VanEck ETF Trust.

EX-99.HVII	Rule 12d1-4 Investment Agreement dated January 19, 2022 between the Registrant, Thrivent Mutual Funds and Thrivent Series Fund, Inc.

EX-99.HVIII	Rule 12d1-4 Investment Agreement dated January 19, 2022 between the Registrant and MainStay Funds Trust.

EX-99.HIX	Rule 12d1-4 Investment Agreement dated January 19, 2022 between the Registrant and Litman Gregory Funds Trust.

EX-99.IIII	Opinion and Consent of Counsel, Morgan, Lewis and Bockius LLP, relating to the Nuveen ESG Large-Cap ETF, Nuveen ESG Large-Cap Growth ETF, Nuveen ESG Large-Cap Value ETF, Nuveen ESG Mid-Cap Growth ETF, Nuveen ESG Mid-Cap Value ETF, Nuveen ESG Small-Cap ETF, Nuveen ESG International Developed Markets Equity ETF, Nuveen ESG Emerging Markets Equity ETF, Nuveen Dividend Growth ETF, Nuveen Small Cap Select ETF, Nuveen Winslow Large-Cap Growth ESG ETF, Nuveen ESG Dividend ETF, and Nuveen Growth Opportunities ETF.

EX-99.J	Consent of independent registered public accounting firm, KPMG LLP.

EX-99.PI	Code of Ethics and Reporting Requirements of Nuveen (including affiliated entities) and the Nuveen Funds, as amended January 3, 2022.